File No. 333-52006
811-1978

Securities and Exchange Commission
Washington, D.C. 20549
Form N-4
     ☑Registration Statement Under the Securities Act of 1933
     ☐Pre-Effective Amendment No.
     ☑Post-Effective Amendment No. 16
     ☑Registration Statement Under the Investment Company Act of 1940
     ☑Amendment No. 17
(Exact Name of Registrant)
Ohio National Variable Account A
(Name of Depositor)
The Ohio National Life Insurance Company
(Address of Depositor’s Principal Executive Offices)
One Financial Way
Montgomery, Ohio 45242
(Depositor’s Telephone Number)
(513) 794-6100
(Name and Address of Agent for Service)
Marc L. Collins, Second Vice President and Counsel
The Ohio National Life Insurance Company
P.O. Box 237
Cincinnati, Ohio 45201
Notice to:
John Blouch, Esq.
Dykema Gossett PLLC
Suite 300 West
1300 I Street, NW
Washington, D.C. 20005
Approximate Date of Proposed Public Offering: As soon after the effective date of this registration statement as is practicable.
It is proposed that this filing will become effective (check appropriate space):
     ☐     immediately upon filing pursuant to paragraph (b) of Rule 485
     ☑     on May 1, 2007 pursuant to paragraph (b) of Rule 485
     ☐     60 days after filing pursuant to paragraph (a)(1) of Rule 485
     ☐     on (date) pursuant to paragraph (a)(1) of Rule 485
If appropriate, check the following box:
     ☐     this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Prospectus
Flexible Purchase Payment
Individual Variable Annuity Contracts
ONcore Lite
Ohio National Variable Account A
The Ohio National Life Insurance Company
One Financial Way
Montgomery, Ohio 45242
Telephone (800) 667-3078
This prospectus offers a variable annuity contract allowing you to accumulate values and paying you benefits on a variable and/or fixed basis. This prospectus provides additional details regarding your variable annuity contract. For additional details, please also consult your contract.
Variable annuities provide contract values and lifetime annuity payments that vary with the investment results of the mutual funds listed later in this prospectus (“Funds”) that you choose. You cannot be sure that the contract value or annuity payments will equal or exceed your purchase payments.
The variable annuity contracts are designed for:

•	annuity purchase plans adopted by public school systems and certain tax-exempt organizations described in Section 501(c)(3) of the Internal Revenue Code (the “Code”), qualifying for tax-deferred treatment pursuant to Section 403(b) of the Code,

•	other employee pension or profit-sharing trusts or plans qualifying for tax-deferred treatment under Section 401(a), 401(k) or 403(a) of the Code,

•	individual retirement annuities qualifying for tax-deferred treatment under Section 408 or 408A of the Code,

•	state and municipal deferred compensation plans and

•	non-tax-qualified retirement plans.
Many of the listed qualified retirement plans already benefit from tax deferral. Therefore, your decision to fund any of the above-listed qualified retirement plans with a deferred annuity should include an assessment of the other benefits available under this annuity contract.
The minimum initial purchase payment is $5,000 ($2,000 for IRAs). You may make additional payments of at least $500 at any time ($300 for payroll deduction plans). We may limit your total purchase payments to $1,500,000.
You may direct the allocation of your purchase payments to one or more investment options of Ohio National Variable Account A (“VAA”) and the Guaranteed Account (if available). Your allocation of contract values may be to no more than 18 of the available investment options. VAA is a separate account of The Ohio National Life Insurance Company (“Ohio National Life”). The assets of VAA are invested in shares of the Funds. The Funds are portfolios of Ohio National Fund, Inc., Dow Target Variable Fund LLC, Dreyfus Variable Investment Fund, Fidelity Variable Insurance Products Fund, Franklin Templeton Variable Insurance Products Trust, Goldman Sachs Variable Insurance Trust, Janus Aspen Series, J.P. Morgan Series Trust II, Lazard Retirement Series, Inc., Legg Mason Partners Variable Equity Trust, MFS Variable Insurance Trust, Neuberger Berman Advisers Management Trust, PIMCO Variable Insurance Trust, The Prudential Series Fund, Inc., Royce Capital Fund, and Van Kampen Universal Institutional Funds. See page 2 for the list of available Funds. See also the accompanying prospectuses of the Funds. The Fund prospectuses might also contain information about funds that are not available for these contracts.
You may withdraw all or part of the contract’s value before annuity payments begin. You might incur federal income tax penalties for these early withdrawals. We may charge you a surrender charge of up to 7% of the amount withdrawn. However, you may withdraw up to 10% of the contract value each year without this charge. Your exercise of contract rights may be subject to the terms of your qualified employee trust or annuity plan. This prospectus contains no information concerning your trust or plan.
You may revoke the contract, without penalty, within 10 days of receiving it (or a longer period if required by state law).
Keep this prospectus for future reference. It sets forth the information about VAA and the variable annuity contracts that you should know before investing. Additional information about VAA has been filed with the Securities and Exchange Commission in a Statement of Additional Information dated May 1, 2007. We have incorporated the Statement of Additional Information by reference. It is available upon request and without charge by writing or calling us at the above address. The table of contents for the Statement of Additional Information is on the back page of this prospectus.
The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense. This prospectus should be accompanied by the current Fund prospectuses.
May 1, 2007

Form 8524

Available Funds
The investment adviser for Ohio National Fund, Inc. and Dow Target Variable Fund LLC is their affiliate, Ohio National Investments, Inc. Subadvisers for certain portfolios are shown below in parentheses.

Ohio National Fund, Inc.	Investment Adviser (Subadviser)
Money Market Portfolio	Ohio National Investments, Inc.
Equity Portfolio	(Legg Mason Capital Management, Inc.)
Bond Portfolio	Ohio National Investments, Inc.
Omni Portfolio (an asset allocation fund)	(Suffolk Capital Management, LLC)
S&P 500 Index® Portfolio	Ohio National Investments, Inc.
International Portfolio	(Federated Global Investment Management Corp.)
International Small Company Portfolio	(Federated Global Investment Management Corp.)
Capital Appreciation Portfolio	(Jennison Associates LLC)
Millennium Portfolio	(Neuberger Berman Management Inc.)
Aggressive Growth Portfolio	(Janus Capital Management LLC)
Mid Cap Opportunity Portfolio	(RS Investment Management, L.P.)
Capital Growth Portfolio	(Eagle Asset Management, Inc.)
High Income Bond Portfolio	(Federated Investment Management Company)
Blue Chip Portfolio	(Federated Equity Management Company of Pennsylvania)
Small Cap Growth Portfolio	(Janus Capital Management, LLC)
Nasdaq-100® Index Portfolio	Ohio National Investments, Inc.

Bristol Portfolio (large cap stocks)	(Suffolk Capital Management, LLC)
Bryton Growth Portfolio (small/mid cap stocks)	(Suffolk Capital Management, LLC)
U.S. Equity Portfolio	(ICON Advisers, Inc.)
Balanced Portfolio	(ICON Advisers, Inc.)

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Income Opportunity Portfolio	(ICON Advisers, Inc.)

Target VIP Portfolio	(First Trust Advisors, L.P.)
Target Equity/Income Portfolio	(First Trust Advisors, L.P.)
Bristol Growth Portfolio	(Suffolk Capital Management, LLC)

The DowSM Target Variable Fund LLC
The Dow Target 10 Portfolios	(First Trust Advisors, L.P.)
The Dow Target 5 Portfolios	(First Trust Advisors, L.P.)

Dreyfus Variable Investment Fund (Service Shares)
Appreciation Portfolio	(Fayez Sarofim & Co.)

Fidelity®Variable Insurance Products Fund (Service Class 2)
VIP Contrafund® Portfolio (a value fund)	Fidelity Management & Research Company
VIP MidCap Portfolio	Fidelity Management & Research Company
VIP Growth Portfolio	Fidelity Management & Research Company
VIP Equity-Income Portfolio	Fidelity Management & Research Company

Franklin Templeton Variable Insurance Products Trust (Class 2 Shares)
Franklin Income Securities Fund	Franklin Advisers, Inc.
Franklin Flex Cap Growth Securities Fund	Franklin Advisers, Inc.
Templeton Foreign Securities Fund	Templeton Investment Counsel, LLC

Goldman Sachs Variable Insurance Trust
Goldman Sachs Growth(SM) and Income Fund	Goldman Sachs Asset Management, L.P.
Goldman Sachs Structured U.S. Equity Fund	Goldman Sachs Asset Management, L.P.
Goldman Sachs Capital Growth Fund	Goldman Sachs Asset Management, L.P.

Janus Aspen Series (Service Shares)
Large Cap Growth Portfolio	Janus Capital Management LLC
International Growth Portfolio	Janus Capital Management LLC
Worldwide Growth Portfolio	Janus Capital Management LLC
Balanced Portfolio	Janus Capital Management LLC

J.P. Morgan Series Trust II
JPMorgan Mid Cap Value Portfolio	J.P. Morgan Investment Management Inc.
JPMorgan Small Company Portfolio	J.P. Morgan Investment Management Inc.

Lazard Retirement Series, Inc.
Lazard Retirement Small Cap Portfolio	Lazard Asset Management LLC
Lazard Retirement Emerging Markets Portfolio	Lazard Asset Management LLC
Lazard Retirement International Equity Portfolio	Lazard Asset Management LLC
Lazard Retirement U.S. Strategic Equity Portfolio	Lazard Asset Management LLC

Legg Mason Partners Variable Equity Trust (Class I)
Legg Mason Partners Variable Fundamental Value Portfolio	(ClearBridge Advisors, LLC)
Legg Mason Partners Variable Capital and Income Portfolio	(ClearBridge Advisors, LLC and Western Asset Management Company)
Legg Mason Partners Variable Investors Portfolio	(ClearBridge Advisors, LLC)
MFS® Variable Insurance Trust(SM) (Service Class)
MFS Investors Growth Stock Series	Massachusetts Financial Services Company
MFS Mid Cap Growth Series	Massachusetts Financial Services Company
MFS New Discovery Series	Massachusetts Financial Services Company
MFS Total Return Series	Massachusetts Financial Services Company

Neuberger Berman Advisers Management Trust
AMT Regency Portfolio	Neuberger Berman Management Inc.
PIMCO Variable Insurance Trust (Administrative Shares)
Real Return Portfolio	Pacific Investment Management Company LLC
Total Return Portfolio	Pacific Investment Management Company LLC
Global Bond Portfolio	Pacific Investment Management Company LLC

The Prudential Series Fund, Inc.
Jennison Portfolio (a growth stock fund)	Jennison Associates LLC
Jennison 20/20 Focus Portfolio (a value and growth fund)	Jennison Associates LLC

Royce Capital Fund
Royce Small-Cap Portfolio	Royce & Associates, LLC
Royce Micro-Cap Portfolio	Royce & Associates, LLC

Van Kampen Universal Institutional Funds (Class II)
Core Plus Fixed Income Portfolio	Van Kampen*
U.S. Real Estate Portfolio	Van Kampen*
International Growth Equity Portfolio	Van Kampen*
Equity Growth Portfolio	Van Kampen*

*	Morgan Stanley Investment Management Inc., the investment adviser to these portfolios, does business in certain instances as Van Kampen.

Form 8524

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Glossary
Accumulation Units — Until annuity payments begin, your contract’s value in each subaccount is measured by accumulation units. The dollar value of each unit varies with the investment results of the subaccount’s corresponding Fund.
Annuitant — A living person whose length of life determines the number and value of annuity payments to be made.
Annuity Unit — After annuity payments begin, the amount of each variable payment depends upon the value of your annuity units. The dollar value of each unit varies with the investment results of the subaccount’s corresponding Fund.
ARDBR — The annual reset death benefit rider offered with this contract.
Fund — A mutual fund in which subaccount assets may be invested. See the list of “Available Funds” beginning on page 2.
GEB — The guaranteed enhanced benefit rider offered with this contract.
GMDB — The guaranteed minimum death benefit amount provided for by the GMDBR80 Plus, GMDBR85 Plus or the ARDBR offered with this contract. The GMDBR80 Plus, GMDBR85 Plus and ARDBR are the GMDB riders.
GMIB — The guaranteed minimum income benefit rider offered with this contract. The GMIB, GMIB Plus, GMIB Plus with Five Year Reset and GMIB Plus with Annual Reset are the GMIB riders.
GPA — The guaranteed principal access rider offered with this contract.
GPP — The guaranteed principal protection rider offered with this contract.
Subaccount — A subdivision of VAA. The assets of each subaccount are invested in a corresponding available Fund.
Surrender — To redeem the contract before annuity payments begin and receive its value minus any applicable surrender charge or other charges.
Valuation Period — A period of time usually ending at 4:00 p.m. Eastern time on each day the New York Stock Exchange is open for unrestricted trading. The valuation period may end sooner to correspond to earlier closing of the New York Stock Exchange. Accumulation unit and annuity unit values for each annuity period are determined at the end of that valuation period.
VAA (Variable Account A) — A separate account of The Ohio National Life Insurance Company consisting of assets segregated from Ohio National’s general assets for the purpose of funding annuity contracts whose values vary with the investment results of the separate account’s underlying Funds.
Withdraw — To receive part of the contract’s value without entirely redeeming or surrendering the contract.

Form 8524

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Fee Table
The following tables describe the fees and expenses you will pay when buying, owning and surrendering the contract. The first table describes the fees and expenses you will pay when you buy the contract, surrender the contract, or transfer cash value between investment options (Funds). State premium taxes may also be deducted if applicable.

	Years	Charge
Contract Owner Transaction Expenses
Surrender Charge (a percentage of value withdrawn; the percentage varies with the number of years from purchase payments to which values relate.
This charge may also be called a Contingent Deferred Sales Charge).	1st 2nd 3rd 4th and later	7% 7% 7% 0%

Transfer Fee (currently no charge for the first 12 transfers each contract year)	$10
Withdrawal Fee* (for withdrawals in excess of 14 per contract year; currently no charge)	The lesser of 2% of the amount withdrawn or $15

*	Fee applies to contract issued on or after May 1, 2007

Premium Tax (charged upon annuitization, surrender or when assessed) 0.0% to 5.0% depending on state law
The next table describes the fees and expenses you will pay periodically while you own the contract, not including Fund fees and expenses.
Annual Contract Fee (no fee if your contract value exceeds $50,000)	$30
Separate Account Annual Expenses (as a percentage of average account value unless otherwise indicated)
Mortality and Expense Risk Charge	1.15%
Account Expense Charge	0.25%

Total Separate Account Annual Expenses (without optional added benefits)	1.40%
Optional Separate Account Expenses (Some of the optional riders are mutually exclusive. See the individual discussion of each rider later in the prospectus for details on the riders and amounts upon which the charges are based).

Annual Stepped-Up death benefit	0.25% of the optional death benefit amounts
(currently the charge is 0.10%)
GMDBR80 Plus	0.30% of the optional death benefit amounts
(currently the charge is 0.25%)
GMDBR85 Plus	0.45% of the optional death benefit amounts
ARDBR	1.20% of the optional death benefit amounts
(currently the charge is 0.60%)

GEB at issue ages through 70	0.15% of your contract value on the contract anniversary
GEB at issue ages 71 through 75	0.30% of your contract value on the contract anniversary
GEB “Plus” at issue ages through 70	0.30% of your contract value on the contract anniversary
GEB “Plus” at issue ages 71 through 75	0.60% of your contract value on the contract anniversary

GMIB	0.45% of your guaranteed income base
GMIB Plus	0.55% of your guaranteed income base
GMIB Plus with Five Year Reset	1.10% of your guaranteed income base
(currently the charge is 0.55%)
GMIB Plus with Annual Reset	1.40% of your guaranteed income base
(currently the charge is 0.70%)
GPA (7% guaranteed annual withdrawal)	0.40% of your eligible contract value
GPA (8% guaranteed annual withdrawal)	0.50% of your eligible contract value
GPP	0.25%* of average annual guaranteed principal amount
* Charge was 0.20% for contracts issued prior to October 9, 2006.

Form 8524

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Total Separate Account Annual Expenses	1.40%
Total Optional Separate Account Expenses (including the GEB Plus at issue ages 71 to 75, GMIB Plus with Annual Reset and GPP)	2.25%
Total Optional Separate Account Expenses based on death benefit amount (ARDBR)	1.20%

Total Separate Account Annual Expenses with all optional benefits added at their maximum cost	4.85%*
In the event the contract value and death benefit amounts are not the same, the maximum charges would be 2.25% of the contract value plus 1.20% of the death benefit amount.

*	Therefore, the optional benefits included in “Total Separate Account Annual Expenses with all optional benefits added at their maximum cost” are ARDBR, GEB “Plus” at issue ages 71 through 75, GMIB Plus with Annual Reset and GPP. Assumes contract value and guaranteed amounts are the same.
   Note that certain riders are mutually exclusive. The following shows which riders you may not have at the same time:

If you have this rider...	you cannot have this rider...

GPP	GPA

GPA	GPP or any of the GMIB riders

One of the GMIB riders	Any other GMIB rider or GPA

One of the GMDB riders	Any other GMDB rider

Annual stepped-up death benefit	ARDBR

   Furthermore, if you have the ARDBR, you must also have the GMIB Plus with Annual Reset.
The next item shows the minimum and maximum total operating expenses incurred by the Funds during the time you own the contract. More detail concerning each Fund’s fees and expenses is contained in the prospectus for each Fund.

	Minimum	Maximum
	without	without
	waivers	waivers

Total Annual Fund Operating Expenses (expenses deducted from Fund assets, including management fees, distribution (12b-1) fees and other Fund operating expenses)	0.35%	4.45%
Example
This Example is intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and Fund fees and expenses for the most expensive available Fund. The Examples do not reflect the deduction of premium taxes, typically charged upon annuitization, surrender or when assessed. If the premium taxes were reflected, the charges would be higher. As indicated above, certain optional expenses are based on death benefit amounts. Under some circumstances, these charges could be higher when assessed as a percentage of the contract value. For purposes of these Examples, the death benefit amount and the contract value are assumed to be equal.
The Example assumes you invest $10,000 in the contract for the periods indicated. The Example also assumes your investment has a 5% return each year and assumes the maximum fees and expenses of the most expensive available Fund assuming no waivers. The Example assumes you have selected all the available optional benefits based on their mutual exclusivity and maximum cost and the costs for those

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benefits are based on contract values or death benefit amounts for a contract experiencing the assumed annual investment return of 5%. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
(1) If you surrender your contract at the end of the applicable period:

1 year	3 years	5 years	10 years

$1,694	$3,476	$4,606	$8,775

(2)	If you annuitize at the end of the applicable period, or if you do not surrender your contract:

1 year	3 years	5 years	10 years

$969	$2,831	$4,606	$8,775
Financial Statements
The complete financial statements of VAA and Ohio National Life, are included in the Statement of Additional Information.
Accumulation Unit Values
Attached as Appendix B is a table showing selected information concerning Accumulation Units for each Sub-Account for each of the last ten calendar years, or since inception if less. The Accumulation Unit values do not reflect the deduction of certain charges that are subtracted from your annuity contract value, such as the contract maintenance charge. A portion of the information in the table is also included in the Separate Account’s financial statements. To obtain a more complete picture of each Sub-Account’s financial status and performance, you should review the Separate Account’s financial statements which are contained in the Statement of Additional Information.
This series of variable annuity contracts began on March 26, 2001. Since then, the following changes have been made to available Funds:

October 26, 2001	UBS Series (formerly called Mitchell Hutchins or Brinson Series) Growth & Income portfolio discontinued for new contracts; Brinson Growth & Income portfolio merged into the Alliance Variable Products Series Growth & Income portfolio

November 1, 2001	JPMorgan Mid Cap Value portfolio and MFS Variable Insurance Trust funds added

December 17, 2001	First American Insurance Portfolios (“FAIP”) Corporate Bond portfolio replaced Ohio National Fund Strategic Income portfolio, and FAIP Equity Income portfolio replaced Ohio National Fund relative Value portfolio and Firstar Growth & Income portfolio through mergers

May 1, 2002	Ohio National Fund Bristol and Bryton Growth portfolios added

August 1, 2002	PIMCO Variable Insurance Trust portfolios added

May 1, 2003	Dreyfus Variable Investment Fund Appreciation portfolio, Royce Capital Fund portfolios and Van Kampen Universal Institutional Funds (Class II) added, and Dow Target Variable Fund Quarterly portfolios replaced monthly portfolios through mergers

October 1, 2003	Fidelity VIP Equity-Income portfolio added. First American Insurance Portfolios discontinued for new contracts.

May 1, 2004	Ohio National Fund U.S. Equity, Balanced and Covered Call portfolios added; PBHG Technology & Communications portfolio and Strong Variable Insurance Funds discontinued for new contracts.

May 1, 2005	Franklin Templeton Variable Insurance Products Trust funds and Lazard Retirement International Equity Portfolio added. PBHG Technology & Communications Portfolio changed its name to Liberty Ridge Technology and Communications Portfolio.

November 2, 2005	Ohio National Fund Target VIP and Target Equity/Income portfolios were added.

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May 1, 2006	Salomon Brothers Variable Series Funds, Inc. changed its name to Legg Mason Partners Variable Portfolios I, Inc. The Neuberger Berman Advisers Management Trust AMT Regency Portfolio was added. The Van Kampen Universal Institutional Funds International Growth Equity Portfolio and Equity Growth Portfolio were added.

May 1, 2007	Ohio National Fund Bristol Growth Portfolio was added. Ohio National Fund Covered Call Portfolio changed its name to Income Opportunity Portfolio. Legg Mason Partners Variable Equity Trust replaced Legg Mason Partners Variable Portfolio I, Inc. through reorganization. Legg Mason Partners Variable Fundamental Value Portfolio replaced the All Cap Portfolio through reorganization and Legg Mason Partners Capital and Income Portfolio replaced the Total Return Portfolio through reorganization. The Lazard Retirement Equity Portfolio was renamed Lazard Retirement U.S. Strategic Equity Portfolio.
Ohio National Life
Ohio National Life was organized under the laws of Ohio on September 9, 1909. We write life, accident and health insurance and annuities in 47 states, the District of Columbia and Puerto Rico. Currently we have assets of approximately $22.6 billion and equity of approximately $1.3 billion. Our home office is located at One Financial Way, Montgomery, Ohio 45242. We are a stock life insurance company ultimately owned by a mutual insurance holding company (Ohio National Mutual Holdings, Inc.). Our policyholders own the holding company.
Ohio National and/or its affiliates may pay certain retail broker-dealers additional compensation or reimbursement for their efforts in selling our variable contracts. Reimbursements and additional compensation are paid for the purpose of, among other things, training the broker-dealers’ registered representatives regarding the procedures for submitting business to us, internally marketing our products to their registered representatives, educating registered representatives about the benefits and options available under the variable contracts and about the benefits of variable contracts generally. These additional amounts are paid from our profits, not deducted from the contract owners’ purchase payments.
Additionally, we may compensate some broker-dealers more than others for the sale of our products. This differential compensation may be based on several factors including, but not limited to, the size of the selling broker-dealer, the amount of previous business generated by the broker-dealer and the length of time Ohio National has contracted with the broker-dealer for the distribution of our contracts. As with reimbursements, these payments are not deducted from contract owners’ purchase payments.
From time to time, Ohio National and/or its affiliates may also provide non-cash or cash compensation to certain financial institutions or their registered representatives in the form of occasional gifts, meals, tickets to events, educational conference support, special recognition support or other forms of non-cash and cash compensation as may be permitted by certain regulations applicable to broker-dealers.
Ohio National Variable Account A
We established VAA on August 1, 1969 as a separate account for funding variable annuity contracts. Purchase payments for the variable annuity contracts are allocated to one or more subaccounts of VAA. However, your initial allocation can be to no more than 10 of the available subaccounts. Following application of your initial purchase payment, your subsequent allocation of contract values may be to no more than 18 of the available subaccounts. Income, gains and losses, whether or not realized, from assets allocated to VAA are credited to or charged against VAA without regard to our other income, gains or losses. The assets maintained in VAA will not

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be charged with any liabilities arising out of any of our other business. Nevertheless, all obligations arising under the contracts, including the commitment to make annuity payments, are our general corporate obligations. Accordingly, all our assets are available to meet our obligations under the contracts. VAA is registered as a unit investment trust under the Investment Company Act of 1940. The assets of the subaccounts of VAA are invested at net asset value in Fund shares. Values of other contracts not offered through this prospectus are also allocated to VAA, including some subaccounts that are not available for these contracts.
The Funds
The Funds are mutual funds registered under the Investment Company Act 1940. Fund shares are sold only to insurance company separate accounts to fund variable annuity contracts and variable life insurance policies and, in some cases, to qualified plans. The value of each Fund’s investments fluctuates daily and is subject to the risk that Fund management may not anticipate or make changes necessary in the investments to meet changes in economic conditions.
The Funds receive investment advice from their investment advisers. The Funds pay each of the investment advisers a fee as shown in the prospectus for each Fund. In some cases, the investment adviser pays part of its fee to a subadviser.
Affiliates of certain Funds may compensate us based upon a percentage of the Fund’s average daily net assets that are allocated to VAA. These percentages vary by Fund. This is intended to compensate us for administrative and other services we provide to the Funds and their affiliates.
For additional information concerning the Funds, including their fees, expenses and investment objectives, see the Fund prospectuses. Read them carefully before investing. They may contain information about other funds that are not available as investment options for these contracts. You cannot be sure that any Fund will achieve its stated objectives and policies.
Periodically some of the Funds may be closed to future allocation of purchase payments. This may be at the request of the Fund or based on a decision made by us. Advance written notice will be given to contract owners prior to any such closure.
The investment policies, objectives and/or names of some of the Funds may be similar to those of other investment companies managed by the same investment adviser or subadviser. However, similar funds often do not have comparable investment performance. The investment results of the Funds may be higher or lower than those of the other funds.
Mixed and Shared Funding
In addition to being offered to VAA, certain Fund shares are offered to our other separate accounts for variable annuity contracts and a separate account of Ohio National Life Assurance Corporation for variable life insurance contracts. Fund shares may also be offered to other insurance company separate accounts and qualified plans. It is conceivable that in the future it may become disadvantageous for one or more of variable life and variable annuity separate accounts, or separate accounts of other life insurance companies, and qualified plans to invest in Fund shares. Although neither we nor any of the Funds currently foresee any such disadvantage, the Board of Directors or Trustees of each Fund will monitor events to identify any material conflict among different types of owners and to determine if any action should be taken. That could possibly include the withdrawal of VAA’s participation in a Fund. Material conflicts could result from such things as:

•	changes in state insurance law;

•	changes in federal income tax law;

•	changes in the investment management of any Fund; or

•	differences in voting instructions given by different types of owners.

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Voting Rights
We will vote Fund shares held in VAA at Fund shareholders meetings in accordance with voting instructions received from contract owners. We will determine the number of Fund shares for which you are entitled to give instructions as described below. This determination will be within 90 days before the shareholders meeting. Proxy material and forms for giving voting instructions will be distributed to each owner. We will vote Fund shares held in VAA, for which no timely instructions are received, in proportion to the instructions that we do receive. There is no minimum number of contract owners required to form a quorum. As a result, a small number of contract owners may determine the outcome of a vote submitted to the Fund by VAA.
Until annuity payments begin, the number of Fund shares for which you may instruct us is determined by dividing your contract value in each Fund by the net asset value of a share of that Fund as of the same date. After annuity payments begin, the number of Fund shares for which you may instruct us is determined by dividing the actuarial liability for your variable annuity by the net asset value of a Fund share as of the same date. Generally, the number of shares tends to decrease as annuity payments progress.
Distribution of Variable Annuity Contracts
The variable annuity contracts are sold by our insurance agents who are also registered representatives of broker-dealers that have entered into distribution agreements with Ohio National Equities, Inc. (“ONEQ”), is a wholly-owned subsidiary of ours. ONEQ is the principal underwriter of the contracts. ONEQ and the broker-dealers are registered under the Securities Exchange Act of 1934 and are members of the National Association of Securities Dealers, Inc. We pay ONEQ 5.5% of each purchase payment and ONEQ then pays part of that to the broker-dealers. The broker-dealers pay their registered representatives from their own funds. Purchase payments on which nothing is paid to registered representatives may not be included in amounts on which we pay the sales compensation to ONEQ. If our surrender charge is not sufficient to recover the fee paid to ONEQ, any deficiency will be made up from our general assets. These include, among other things, any profit from the mortality and expense risk charges. ONEQ’s address is One Financial Way, Montgomery, Ohio 45242.
Deductions and Expenses
Surrender Charge
There is no deduction from purchase payments to pay sales expense. We may assess a surrender charge if you surrender the contract or withdraw part of its value. The purpose of this charge is to defray expenses relating to the sale of the contract, including compensation to broker-dealers, cost of sales literature and prospectuses, and other expenses related to sales activity. The surrender charge is a percentage of the lesser of (a) the amount you withdraw or surrender or (b) your total purchase payments minus all previous withdrawals. This percentage varies with the number of years from the date the purchase payments were made (starting with the first purchase payment) as follows:

Years	Payment

1st	7%
2nd	7%
3rd	7%
4th and later	0%
During each contract year, you may withdraw not more than 10% of the contract value (as of the day of the first withdrawal made during that contract year) without a surrender charge. You may take this 10% annual free withdrawal in up to 12 installments. We do not assess the surrender charge when the proceeds are entirely withdrawn after the death of the annuitant.

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Annual Contract Fee
Each year on the contract anniversary (or when you surrender the contract), we will deduct an annual contract fee of $30 from the contract value. This helps to repay us for maintaining the contract. There is no contract fee for contracts having a value of at least $50,000 at the contract anniversary. There is no charge after annuity payments begin. We guarantee not to increase the annual contract fee.
Deduction for Account Expense Fee
At the end of each valuation period before annuity payments begin we deduct an amount equal to 0.25% on an annual basis of the variable account value. This deduction reimburses us for expenses not covered by the annual contract fee. Examples of these expenses are accounting, auditing, legal, contract owner services, reports to regulatory authorities and contract owners, contract issue, etc.
Deduction for Mortality and Expense Risk Fee
We guarantee that, until annuity payments begin, the contract’s value will not be affected by any excess of sales and administrative expenses over the deductions for them. We also guarantee to pay a death benefit if the annuitant dies before annuity payments begin. After annuity payments begin, and except in the instance of the annuitant’s death we guarantee that variable annuity payments will not be affected by adverse mortality experience or expenses.
For assuming these risks, when we determine the accumulation unit values and the annuity unit values for each subaccount, we make a deduction from the applicable investment results equal to 1.15% of the variable account value on an annual basis. We may decrease that deduction at any time and we may increase it not more often than annually to not more than 1.15% on an annual basis. We agree that the deduction for these risk undertakings shall not be increased to more than the rate in effect at the time the contract is issued. We may discontinue this limitation on our right to increase the deduction, but only as to contracts purchased after notice of the discontinuance. The risk charge is an indivisible whole of the amount currently being deducted. However, we believe that a reasonable allocation would be 0.65% for mortality risk, and 0.50% for expense risk. We hope to realize a profit from this charge. However there will be a loss if the deduction fails to cover the actual risks involved.
Charges for Optional Benefits
There is an additional annual charge if you choose an optional benefit. The additional charge is made on each contract anniversary. Not all optional benefits are available in all states. We may discontinue any of the optional benefits on new contracts at any time.
If you choose the annual stepped-up death benefit, the GMDBR80 Plus, the GMDBR85 Plus or the ARDBR as described under “Death Benefit,” those annual charges are the following percentages of the optional death benefit amounts:

Annual Stepped-Up Death Benefit	0.25%
(currently the charge is 0.10%)
GMDBR80 Plus	0.30%
(currently the charge is 0.25%)
GMDBR85 Plus	0.45%
ARDBR	1.20%
(currently the charge is 0.60%)

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If you choose the GEB, as described under “Death Benefit,” the annual charge is the following percentage of your contract value on the contract anniversary:

GEB at issue ages through 70	0.15%
GEB at issue ages 71 through 75	0.30%
GEB “Plus” at issue ages through 70	0.30%
GEB “Plus” at issue ages 71 through 75	0.60%
If you choose the GMIB, the GMIB Plus, the GMIB Plus with Five Year Reset or the GMIB Plus with Annual Reset riders the annual charge is the following percentage of your guaranteed income base as described under “Optional Guaranteed Minimum Income Benefit (“GMIB”)”:

Percent of GMIB guaranteed income base	0.45%
Percent of GMIB Plus guaranteed income base	0.55%
Percent of GMIB Plus with Five Year Reset guaranteed income base	1.10%
(currently the charge is 0.55%)
Percent of GMIB Plus with Annual Reset guaranteed income base	1.40%
(currently the charge is 0.70%)
If you choose the GPA, the annual charge is the following percentage of your eligible contract value plus later purchase payments as described under “Optional Guaranteed Principal Access (“GPA”) Rider:

For the 7% guaranteed annual withdrawal	0.40%
For the 8% guaranteed annual withdrawal	0.50%
If you choose the GPP, the annual charge is the following percentage of your average annual guaranteed principal amount as described under “Optional Guaranteed Principal Protection (“GPP”)”:

Percent of average annual guaranteed principal amount	0.25%
Transfer Fee and Withdrawal Fee
We may charge a transfer fee of $10 for each transfer of values from one or more subaccounts to other subaccounts. Only one charge is assessed for transfers out of any one subaccount, even if the transfer is to multiple subaccounts. The fee is charged pro rata against the subaccounts from which the transfer is made. We currently do not charge for your first 12 transfers each contract year. Other restrictions may apply to transfers. See “Transfers among Subaccounts” below.
We may also charge a withdrawal fee of up to the lesser of 2% of the amount withdrawn or $15 per withdrawal. This charge is only applicable for contracts issues after May 1, 2007 and we are not currently charging the fee for the first 14 withdrawals in a contract year.
Deduction for State Premium Tax
Depending on your state, a premium tax or some similar charge may be levied based on the amount of your annuity purchase payments. We will deduct from your contract value the amount of any applicable premium taxes or similar assessment charged by any state or other governmental entity. While the rates are subject to change, the or similar assessment charged by any state or other governmental entity. While the rates are subject to change, the range for the premium tax is currently between 0.0% and 5.0%. If a charge is assessed, we will deduct that amount from your contract value at the time the contract is surrendered, at the time you annuitize, or at such earlier time that we may become subject to the premium tax. We may also deduct the premium tax from any death benefit proceeds.

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Fund Expenses
There are deductions from, and expenses paid out of, the assets of the Funds. These are described in the Fund prospectuses. Deductions for fund expense continue after annuity payments begin for the amounts which are allocated to a Fund.
Description of Variable Annuity Contracts
10-Day Free Look
You may revoke the contract at any time until the end of 10 days after you receive it (or such longer period as may be required by your state law) and get a refund of the contract value as of the date of cancellation. To revoke, you must return the contract to us within the free look period. In some states, state law requires that the original purchase price be returned in lieu of the current contract value if you exercise your free look. Any purchase payments in these states to be allocated to variable Funds may first be allocated to the Money Market portfolio until the end of the free look period.
Accumulation Period
Purchase Payments
Your first purchase payment must be at least $5,000 ($2,000 for IRAs). You do not have to make any more payments after that. But you may make additional purchase payments at any time of at least $500 each ($300 for payroll deduction plans). We may limit your total purchase payments to $1,500,000. If the check for your payment is dishonored, you will be liable to us for any changes in the market value between the date we receive your check and the date we are notified that the payment was dishonored.
Accumulation Units
Until the annuity payout date, the contract value is measured by accumulation units. As you make each purchase payment, we credit units to the contract (see Crediting Accumulation Units). The number of units remains constant between purchase payments but their dollar value varies with the investment results of each Fund to which payments are allocated.
Crediting Accumulation Units
Your registered representative will send an order or application, together with the first purchase payment, to our home office for acceptance. We may enter into arrangements with certain broker-dealers whereby submission of the completed application and first purchase payment to the broker-dealer will be credited and deemed accepted by us on the date received by them. Such arrangements are at our sole discretion and approved by our Board of Directors. Before entering into such arrangements, we first must ensure that the broker-dealer has adequate compliance controls in place to prevent applications received after the cut-off time (usually 4:00 p.m. Eastern time) from being submitted to us for issuance as if received before the cut-off time.
Upon acceptance, we issue a contract and we credit the first purchase payment to the contract in the form of accumulation units. If all information necessary for issuing a contract and processing the purchase payment is complete, we will credit your first purchase payment within two business days after receipt. If we do not receive everything necessary to make the application in good order within five business days, we will return the purchase payment to you immediately unless you specifically consent to having us retain the purchase payment until the necessary information is completed. After that, we will credit the purchase payment within two business days.
You must send any additional purchase payments directly to our home office. They will then be applied to your contract according to you allocation instructions to provide that number of accumulation units (for each subaccount) determined by dividing the amount of the purchase payment by the unit value next computed after

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we receive the payment at our home office. Except as detailed in the paragraph above, payments received after 4 p.m. (Eastern time) on any process day (earlier those days when the New York Stock Exchange closes early) will be priced at the next calculated unit value.
Allocation of Purchase Payments
You may allocate your contract values among up to 18 investment options including the variable subaccounts of VAA and to the Guaranteed Account (if available). However, your initial allocation can be to no more than 10 of the available subaccounts. Following application of your initial purchase payment, your subsequent allocation of contract values may be to no more than 18 of the available subaccounts. The amount you allocate to any Fund or the Guaranteed Account must equal a whole percent. You may change your allocation of future purchase payments at any time by sending written notice to our home office. Changes in allocation of purchase payments are not deemed effective until received by us at our home office.
Optional Asset Allocation Models
You may choose an optional asset allocation model for your contract’s variable account values. If you choose this option, it must be used for all your variable account values. There is no charge for using an optional asset allocation model. You may choose a model, discontinue using a model or change from one model to another at any time by notifying us. However, some optional benefits require participation in the asset allocation models. You may not use more than one model at a time.
Asset allocation is the distribution of invested assets among several different kinds of investments (such as large cap domestic value stocks, small cap domestic growth stocks, foreign stocks, long term investment-grade bonds, intermediate term bonds, high income bonds, money market instruments, real estate securities and so on). Historically, diversification among several different kinds of asset classes has been shown to help reduce volatility over long periods of time. However, there can be no assurance that asset allocation will reduce volatility or enhance performance.
Beginning July 1, 2007, if you choose the asset allocation models, Ohio National Investments, Inc. (“ONII”) will serve as your investment adviser for the limited purpose of developing and updating the Asset Allocation Models. Periodically, typically annually, ONII will assess the make up of each of the Asset Allocation Models to determine if they continue to maintain the optimal level of investment return balanced against the designated risk tolerance for the model. If ONII determines that changes to the models are appropriate, we will notify you at least 30 days before making the change. If we do not hear from you otherwise, we will automatically reallocate the assets contained in the existing model to the new model, based on the limited discretionary authority you will have granted to ONII to do so. If you do not want your contract values reallocated in your existing model, you may move to a different model. If you do not want to move to a different model and you do not wish to have your contract values reallocated in the existing model, we will deem the advisory agreement between ONII and you terminated and no further rebalancing or reallocation will take place in your contract. If you have a rider that requires participation in the asset allocation models, the effect of the termination of the advisory agreement will be to terminate your rider as well.
More information about ONII’s role as your limited purpose investment adviser is contained in Part II of ONII’s Form ADV, which you can request at any time. It is possible that ONII may include underlying funds in the asset allocation models for which it also acts as the investment adviser. As a result, inclusion of such portfolios will result in ONII receiving fund management fees from these funds and portfolios.
We have retained Wilshire Associates to assist in the development of several asset allocation models, each comprising a combination of the contract’s available Funds. However, we reserve the right to change the third party consultant we use to develop the asset allocation models. Wilshire selects the Funds for each of the models in accordance with risk/ return profiles they have developed. Currently there are 5 models ranging from Model 1

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(having relatively conservative investments with a lower risk/return profile) to Model 5 (having relatively aggressive investments with a higher risk/return profile).
At the end of each quarter, variable account values allocated within each model will be rebalanced to maintain the mix of investments in the proportions originally established for each model. You will then receive a confirmation of the transfers made among the Funds within your contract. The transfer charge does not apply to these quarterly rebalancing transactions. The transfer charge will apply if, by changing from one model to another, you exceed the 12 free transfers allowed per year. When you change models, it counts as one transfer.
Your registered representative or financial adviser can help you determine the model that best fits your risk tolerance, investment horizon and objectives. The variable account portion of any purchase payments you make after selecting an asset allocation model will be allocated among the Funds as specified by the model you choose.
If your contract includes the optional Guaranteed Principal Protection (GPP) or Guaranteed Principal Access (GPA) rider, your variable account values must be in one of the models. The GPP or GPA rider will be cancelled if you are no longer using any model.
Accumulation Unit Value and Accumulation Value
We set the original accumulation unit value of each subaccount of VAA for these contracts at the beginning of the first valuation period for each such subaccount. We determine the unit value for any later valuation period by multiplying the unit value for the immediately preceding valuation period by the net investment factor (described below) for such later valuation period. We determine a contract’s value by multiplying the total number of units (for each subaccount) credited to the contract by the unit value (for such subaccount) for the current valuation period and adding to that amount in the Guaranteed Account or in a Dollar Cost Averaging Account.
Net Investment Factor
The net investment factor measures the investment results of each subaccount. The investment performance and expenses of each Fund, and the deduction of contract charges, affect daily changes in the subaccounts’ accumulation unit values. The net investment factor for each subaccount for any valuation period is determined by dividing (a) by (b), then subtracting (c) from the result, where:
(a) is:

(1)	the net asset value of the corresponding Fund share at the end of a valuation period, plus

(2)	the per share amount of any dividends or other distributions declared for that Fund if the “ex-dividend” date occurs during the valuation period, plus or minus

(3)	a per share charge or credit for any taxes paid or reserved for the maintenance or operation of that subaccount; (No federal income taxes apply under present law.)

(b)	is the net asset value of the corresponding Fund share at the end of the preceding valuation period; and

(c)	is the deduction for administrative and sales expenses and risk undertakings.
Surrender and Withdrawal
Before annuity payments begin you may surrender (totally withdraw the value of) your contract, or withdraw part of the contract value (at least $300). You must make all surrender or withdrawal requests to us in writing delivered to us at the address on the first page of this prospectus. The surrender charge may then apply. That charge is taken from the total amount withdrawn.
Unless you specify otherwise, the withdrawal will be made pro-rata from your values in each Fund. The amount you may withdraw is the contract value less any surrender charge and any premium tax charge that may apply. In

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the case of a surrender, we subtract any contract administration charge. We will pay you within seven days after we receive your request. However, we may defer payment of Guaranteed Account values as described below. Surrenders and withdrawals are limited or not permitted in connection with certain retirement plans. For possible tax consequences of a surrender or withdrawal, see “Federal Tax Status” below.
If you request a surrender or withdrawal which includes contract values derived from purchase payments that have not yet cleared the banking system, we may delay mailing the portion relating to such payments until your check has cleared. We require the return of the contract or the execution of an affidavit indicating the contract has been lost in the case of a surrender.
Your right to withdraw may be suspended or the date of payment postponed:

(1)	for any period during which the New York Stock Exchange or certain electronic exchanges are closed (other than customary weekend and holiday closings) or during which the Securities and Exchange Commission has restricted trading on the Exchange;

(2)	for any period during which an emergency, as determined by the Commission, exists as a result of which disposal of securities held in a Fund is not reasonably practical, or it is not reasonably practical to determine the value of a Fund’s net assets; or

(3)	such other periods as the Commission may order to protect security holders.
Transfers among Subaccounts
You may transfer contract values from one or more Funds to one or more other Funds. You may make transfers at any time before annuity payments begin. The amount of any transfer must be at least $300 (or the entire value of the contract’s interest in a Fund, if less). Not more than 20% of a contract’s Guaranteed Account value (or $1,000, if greater) as of the beginning of a contract year may be transferred to variable Funds during that contract year.
We may limit the number, frequency, method or amount of transfers. We may limit transfers from any Fund on any one day to 1% of the previous day’s total net assets of that Fund if we or the Fund in our discretion, believe that the Fund might otherwise be damaged. In determining which requests to honor, scheduled transfers (under a DCA program) will be made first, followed by mailed written requests in the order postmarked and, lastly, telephone, facsimile and other electronic requests in the order received. This policy will be applied uniformly without exception. We will notify you if your requested transfer is not made. Current SEC rules preclude us from processing at a later date those requests that were not honored. Accordingly, you would need to submit a new transfer request in order to make a transfer that was not honored because of these limitations.
Certain third parties may offer you investment management services for your contract. We will honor transfer requests from these third parties only if you give us a written authorization to do so. Fees you pay for such other services are in addition to any contract charges.
We discourage excessive trading and market timing through your contract. Excessive trading into and out of the portfolios can disrupt portfolio investment strategies and increase the portfolios’ operating expenses. In addition, excessive trading lowers overall portfolio performance for long term investors, prevents portfolio managers from taking timely advantage of investment opportunities, and creates liquidity risks for the portfolios. The contract and the underlying portfolios are not designed to accommodate excessive trading practices. We and the portfolios reserve the right, in our sole discretion, to restrict or reject purchase and exchange orders which we believe represent excessive or disruptive trading. Listed below are some, but not necessarily all the steps we may take to discourage excessive trading and market timing.
The first time the contract owner is determined to have traded excessively, we will notify the contract owner in writing that his or her contract will be monitored for additional transactions in excess of the established limits

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and such subsequent activity may result in suspension of electronic transfer privileges and/or suspension of all transfer privileges. The established limits are determined internally as a protection against frequent trading and are not disclosed in the prospectus or other otherwise made public.
Upon the second instance of excessive trading, the contract owner will be advised that his or her electronic transfer privileges have been suspended and that all transfer requests must be submitted in writing and delivered via U.S. mail.
Upon the third instance of excessive trading, transfers of contract values will only be permitted into the money market portfolio and all transfer privileges will be suspended. The contract owner will be informed in writing of the denial of future transfer privileges. If a contract owner decides to surrender the contract following suspension of transfer privileges, the contract owner will incur the resulting surrender charge.
We may, in our sole discretion take any contract off of the list of monitored contracts, or restore suspended transfer privileges if we determine that the transactions were inadvertent or were not done with the intent to market time. Otherwise, all of our policies related to excessive trading and market timing as described in this section will be applied to all contract owners uniformly and without exception. Other trading activities may be detrimental to the portfolios. Therefore, we may place a contract on the list of monitored contracts despite the fact the contract owner has not exceeded the established transfer limits. You may be deemed to have traded excessively even if you have not exceeded the number of free transfers permitted by your contract.
Some of the factors we may consider when determining whether or not to place a contract on the list of monitored contracts may include, but not be limited to:

•	The number of transfers made in a defined period;

•	The dollar amount of the transfer;

•	The total assets of the portfolios involved in the transfer;

•	The investment objectives of the particular portfolios involved in your transfers; and/or

•	Whether the transfer appears to be a part of a pattern of transfers to take advantage of short-term market fluctuations or market inefficiencies.
Contract owners who have not engaged in market timing or excessive trading may also be prevented from transferring contract values if we, or the portfolios, believe that an intermediary associated with the contract owner’s account has otherwise been involved in market timing or excessive trading on behalf of other contract owners. Likewise, contract owners who have not engaged in intentional market timing or engaged in intentional disruptive or excessive trading may have their transfers rejected or their transfer privileges suspended if their trading activity generates an exception report in our transfer monitoring systems.
Contract owners seeking to engage in excessive trading practices may deploy a variety of strategies to avoid detection, and there is no guarantee that we or the portfolios will be able to identify such contract owners or curtail their trading practices. Our ability and the ability of the portfolios to detect and curtail excessive trading practices may also be limited by operational systems and technology limitations. In addition, because the portfolios receive orders from omnibus accounts, which is common among funds offering portfolios to insurance companies offering variable products, the portfolios may not be able to detect an individual’s excessive trading practices through these omnibus accounts. If we are unable to detect those contract owners engaging in market timing and/or excessive trading, the previously mentions harm associated with excessive trading (lower portfolio performance, liquidity risks, increased portfolio expenses, etc.) may occur.
We may alter or amend this policy as required to comply with state or federal regulations and such regulations may impose stricter standards than currently adopted by us or the portfolios.

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Effective Time for Purchase, Transfer or Redemption Orders
Orders to purchase, redeem or transfer units received after the close of the New York Stock Exchange, typically 4:00 p.m. (Eastern time) will not become effective until the next business day. The valuation period may end sooner to correspond to earlier closing of the New York Stock Exchange.
However, we may enter into arrangements with certain broker-dealers whereby orders to purchase accumulation units (either through an initial purchase or subsequent purchase payments to an existing contract) will be credited and deemed accepted by us on the date received by them. Such arrangements are at our sole discretion and approved by our Board of Directors. Before entering into such arrangements, we will first ensure that the broker-dealer has adequate compliance controls in place to prevent orders to purchase units received after the cut-off time (usually 4:00 p.m. Eastern time) from being credited as if received before the cut-off time.
Electronic Access
If you give us authorization, your contract and unit values and interest rates can be checked by telephoning us at 1-800-366-6654, #1 or by accessing our web site at any time at www.ohionational.com. You may also request transfers and change allocation on our web site. You may only make one electronic, facsimile or telephone (collectively, “electronic”) transfer per day.
We will honor pre-authorized electronic transfer instructions from anyone who provides the personal identifying information requested. We will not honor electronic transfer requests after we receive notice of your death. For added security, we send the contract owner a written confirmation of all electronic transfers on the next business day. However, if we cannot complete a transfer as requested, our customer service representative will contact the owner in writing sent within 48 hours of the electronic request. You may think that you have limited this access to yourself, or to yourself and your representative. However, anyone giving us the necessary identifying information can use electronic access once you authorize it.
Please note that telephone and/or other means of electronic communication may not always be available. Any telephone or electronic device, whether it is yours, your service provider’s, your agent’s or ours can experience inaccessibility, power outages or slowdowns for a variety of reasons. These periods of inaccessibility may delay or prevent our receipt and processing of your requests. Although we have taken precautions and have emergency contingency plans to limit these problems, we cannot promise complete reliability under all circumstances. If you experience such problems, your should make your transfer request by writing to our home office.
We reserve the right to limit or restrict electronic access in any form at any time as to any contract owner.
Scheduled Transfers (Dollar Cost Averaging)
We may, but are not obligated to, offer a scheduled transfer (“DCA”) program enabling you to preauthorize automatic monthly or quarterly transfers of a specified dollar amount of at least $300 each time. We may limit the number of funds into which you may dollar call average. At least 12 DCA transfers must be scheduled, but we may permit fewer under some special DCA programs. The transfers may be from any variable Funds to any other variable Funds. Transfers may be made from the Guaranteed Account to any other Funds if the DCA program is established at the time the contract is issued, and the DCA program is scheduled to begin within 6 months of the time you make purchase payments from which DCA transfers will be made. A DCA program from the Guaranteed Account may not exceed 2 years. For transfers from variable Funds, the DCA program may not exceed 5 years. There is no transfer fee for DCA transfers. DCA transfers do not count against the 12 free transfers you are allowed each contract year. We may discontinue the DCA program at any time. You may also discontinue further DCA transfers by giving us written notice at least 7 business days before the next scheduled transfer.

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DCA generally has the effect of reducing the risk of purchasing at the top, and selling at the bottom, of market cycles. DCA transfers from the Guaranteed Account or from a Fund with a stabilized net asset value, such as the Money Market portfolio, will generally reduce the average total cost of indirectly purchasing Fund shares because greater numbers of shares will be purchased when the share prices are lower than when prices are higher. However, DCA does not assure you of a profit, nor does it protect against losses in a declining market. Moreover, for transfers from a variable Fund, DCA has the effect of reducing the average price of the shares being redeemed.
Portfolio Rebalancing
You may have us automatically transfer amounts on a quarterly, semi-annual or annual basis to maintain a specified percentage (whole percentages only) of contract value in each of two or more designated Funds. The purpose of a portfolio rebalancing strategy is to maintain, over time, your desired allocation percentage in the designated Funds having differing investment performance. Portfolio rebalancing will not necessarily enhance future performance or protect against future losses.
The transfer charge does not apply to portfolio rebalancing transactions. These transactions do not count against the 12 free transfers you are allowed each contract year. You may not have portfolio rebalancing for any Funds that are part of a DCA program.
Optional Guaranteed Principal Access (“GPA”)
We may offer a Guaranteed Principal Access (“GPA”) rider in those states where permitted. With certain restrictions, this rider guarantees:

i.	you will be able to withdraw a portion (up to 7% or 8% annually, depending on the rider you choose) of your contract’s guaranteed principal amount for a term of ten years, regardless of the then current cash value of your contract, and

ii.	we will add into the contract the excess, if any, of the guaranteed principal amount, adjusted for withdrawals, over the eligible contract value, if the eligible contract value is positive at the end of the ten year term. The eligible contract value is the contract value attributable to the beginning principal amount; and

iii.	we will allow you to take periodic withdrawals from your contract as described below in a total amount equal to the excess of the guaranteed principal amount, adjusted for withdrawals, over the eligible contract value, if the eligible contract value is reduced to zero during the ten year term.
This rider is beneficial to those contract owners who anticipate taking withdrawals over a limited time and who are concerned about possible decreases in contract values affecting the amount available for their withdrawal. This rider differs from the Guaranteed Principal Protection (“GPP”) rider because the GPP rider does not contemplate, nor guarantee withdrawals. If you do not anticipate withdrawing money from your rider in the next ten years, you may wish to purchase the GPP rider which guarantees your principal at the end of the ten years and costs less than the GPA rider. Because GPA involves withdrawals, the amount you may annuitize under your contract may be less than you would otherwise have if you had not elected withdrawals.
If you select this rider, at the end of the ten-year rider period, we will credit your contract with the difference between the remaining unused guaranteed principal amount and the remaining eligible contract value. If at the end of the rider term the variable contract value relating to the guaranteed principal amount exceeds the unused guaranteed principal amount, there will be no additional amounts added to your rider.
You may apply for the GPA rider at the time you apply for the contract. We may, at our sole option, also offer the GPA rider to existing contracts, in which case it may be added on a contract anniversary so long as the annuitant is under age 81 at the time the rider is issued. In addition, the GPA rider is not available in conjunction with the GPP rider or any of the Guaranteed Minimum Income Benefit (“GMIB”) riders we may

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offer. If you select the GPA rider, the variable portion of your contract values must be allocated to and, for the duration of the rider, remain in one of the Asset Allocation Models and you must abide by all the rules associated with the Asset Allocation Models (see “Optional Asset Allocation Models”). You may also have a portion of your contract values in a fixed accumulation account or a dollar-cost averaging account that transfers to a model, that we may offer while this rider is in force.
The annual charge for the rider is deducted on each contract anniversary and is .40% of your average annual contract value for the 7% GPA rider and .50% of your eligible average annual contract value for the 8% GPA rider.
The annual amount you may withdraw is a percentage (7% or 8%) of the beginning guaranteed principal amount. The beginning guaranteed principal amount is defined as your initial purchase payment, plus any additional purchase payments received within the first six months after the contract is issued. If the rider is added after issue, the beginning guaranteed principal amount is the then-current contract value.
It is not necessary that you withdraw from the guaranteed amount from your contract each year. However, the amount available for withdrawal is not cumulative from year to year. For example, if you only withdraw 5% of an eligible 7%, the amount available the next year is still 7%. The amount you elect not to withdraw in a year remains guaranteed and will be included in the amount to be added to the contract, if any, at the end of the ten year withdrawal period.
You may also withdraw more than the annual guaranteed withdrawal amount in a given year. However, the excess withdrawal amount will function to reduce the amount guaranteed for withdrawal in later years of the rider. The amount eligible for withdrawal during the remainder of the rider period following an excess withdrawal is the lesser of the contract value immediately following the excess withdrawal or the guaranteed principal amount less the amount withdrawn. The amount you may withdraw on a guaranteed basis will be less than the amount you were able to withdraw and on the next contract anniversary, you will begin a new 10-year term and your guaranteed annual withdrawal amount will be recalculated. As a result, if you take an excess withdrawal when your total contract value is less than your beginning guaranteed principal amount, you will forfeit a portion of the prior beginning guaranteed principal amount. In addition, if you take an excess withdrawal and as a result your contract value related to the beginning guaranteed principal amount is zero, you will have no benefit under the GPA rider. Also, an excess withdrawal may impact the amount you will receive under a scheduled payment or withdrawal plan because the guaranteed withdrawal amount eligible for withdrawal in future years is decreased.
If you terminate the rider, either by notifying us before the next contract anniversary date or by moving contract values out of the optional Asset Allocation Models, we reserve the right to assess a pro rata charge for the part of the year the rider is in effect.
After the rider has been in effect for at least 5 years, we offer you the opportunity to reset the GPA rider. You may reset the rider on a subsequent contract anniversary so long as the annuitant has not reached age 81. Upon resetting the rider, you will be eligible to annually withdraw 7% or 8% of the then-current total contract value each of the next 10 years. The charge for a rider upon reset may be higher than the initial charge for the rider. You may reset the rider more than once, but you must wait 5 years between resets.
If, during the course of the rider, your eligible contract value decreases to zero and you are still eligible for guaranteed withdrawals, we will pay the remaining guaranteed principal amount in a series of preauthorized withdrawals, for which we may limit the amount or frequency. In other words, the remaining guaranteed principal amounts are paid to you through a single premium immediate fixed annuity. You may elect any payout option you wish, except that the annual payouts may not exceed the guaranteed principal withdrawal amount you would have otherwise been entitled to receive. As such, your annual payments will continue beyond the end of the ten year term until your remaining guaranteed principal amount is paid out in full. We will not pay interest on the amounts to be paid to you under these circumstances. Additionally, if your entire contract value decreases

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to zero, we will not accept any additional purchase payments under the contract and the contract will cease to provide any death benefit.
The rider will continue only upon the death of the owner and the transfer of the contract through the spousal continuation provision of your contract. Upon a spousal transfer, the new owner has all the rights of the original owner, including the right to reset the rider and renew the rider at the end of the 10-year term. Unless there is a spousal continuation, this rider terminates upon the death of the owner.
Optional Guaranteed Principal Protection (“GPP”)
In those states where permitted, you may choose the GPP rider when you apply for the contract. We may, at our sole option also offer the GPP rider to existing contracts, in which case, it may be added on a contract anniversary, if the annuitant is then under age 80.
If you continue the GPP rider until the end of its 10-year term, and do not make any withdrawals, we guarantee that your eligible contract value will not be less than it was at the beginning of the 10-year term. On the last day of the 10-year term, we will add an amount to your total contract value to increase it to the “guaranteed contract value” if the eligible contract value at the end of the 10-year term is less than the guaranteed contract value. The guaranteed contract value is the contract value:

(a)	as of the first day of the rider’s term or

(b)	the amount in (a) plus the total of any purchase payments made in the first 6 months if the rider was included in the contract when you purchased the contract,

(c)	reduced pro rata for any withdrawals you made.
Contract values attributable to purchase payments made after the rider is added (or after the first 6 months if the rider is included when the contract was issued) are not included in the guaranteed contract value and do not count as part of your eligible contract value at the end of the term for purposes of determining the benefit amount.
If you choose GPP, you must allocate all variable contract values to one of the Asset Allocation Models (see Optional Asset Allocation Models) during the entire 10-year term of the rider. You may change asset allocation models at any time. You may also have a portion of your contract values in a fixed accumulation account or a dollar-cost averaging account that we may offer while this rider is in force. If you stop using a model, we will cancel the GPP rider. You may cancel the GPP rider as of any contract anniversary by notifying us before that anniversary. Cancellation of the GPP rider does not affect any other contract features. You may continue using an Asset Allocation Model after the GPP rider ends.
The charge for the GPP rider is made on each contract anniversary at the rate of 0.25% of the average of your guaranteed principal amount at the beginning and the end of each contract year. This charge will discontinue if the GPP rider is cancelled.
At the end of the 10-year term, you may reset the rider for another 10-year term if the annuitant is then under age 80. The guaranteed contract value under the new GPP 10-year term will be your total contract value as of the end of the 10-year term then ended, including any amount we then add pursuant to the earlier GPP 10-year term, subject to adjustment for any withdrawals. You may also reset the GPP rider’s guaranteed contract value at the current contract value on any contract anniversary after the rider has been in effect for at least 5 years (if the annuitant is then under age 80). This starts a new 10-year rider term.
If the annuitant dies during the 10-year term, and his or her spouse continues the contract, the GPP rider may also be continued.

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Nursing Facility Confinement
We will not assess a surrender charge if the annuitant is confined to a state licensed or legally operated in-patient nursing home facility for at least 30 consecutive days. This waiver of the surrender charge may not be available in all states. It only applies when:

•	the confinement begins after the first contract anniversary and before annuity payments begin;

•	the contract was issued before the annuitant’s 80th birthday, and

•	we receive the request for withdrawal, together with proof of the confinement, at our home office while the annuitant is confined or within 90 days after discharge from the facility.
Death Benefit
If the annuitant dies before annuity payments begin, the contract pays a death benefit to a designated beneficiary. We may require that any designated beneficiary have an insurable interest in the life of the annuitant. The amount of the death benefit which is based on the date of death will be determined on the date we receive proof of the annuitant’s death and satisfactory instructions from the beneficiary for disposition of the contract. If there are multiple beneficiaries, and the owner has not selected a settlement option, all of the beneficiaries must agree on a settlement option or the payout value will be paid to all of them proportionally. It will be paid to the beneficiary in a single sum unless you elect settlement under one or more of the settlement options. In lieu of the death benefit, the beneficiary may surrender the contract, without incurring a surrender charge, anytime within 60 days after the annuitant’s death. If the total contract value as of the date of death is less than the death benefit, we will add an amount equal to that difference to the Money Market portfolio.
This death benefit will be the greatest of:

•	the total contract value; or

•	your total purchase payments minus any amounts you have withdrawn from the contract; or

•	the optional annual stepped-up death benefit amount if you chose that option; or

•	the guaranteed minimum death benefit (“GMDB”) amount if you chose that option; or

•	the optional enhanced death benefit (“GEB” or “GEB Plus”), plus the greatest of the other options you choose, if you chose that option.
“Net purchase payments” means your total purchase payments less an amount for any applicable premium tax or similar state or local tax. “Pro rata withdrawals” mean an adjustment for any amounts you have withdrawn from the contract based on the percentage reduction to the total contract value that resulted from the withdrawal.
In those states where permitted, you may choose an optional annual stepped-up death benefit at the time the contract is issued. With that option, the death benefit on the first contract anniversary will be the greater of (a) the contract value then or (b) net purchase payments less pro-rata withdrawals made on or before that date. On each contract anniversary after that (until the annuitant attains age 86), the death benefit will be reset to the greater of (a) the contract value on that anniversary date or (b) the death benefit as of the last preceding anniversary. The stepped-up death benefit amount is increased by purchase payments and decreased by pro-rata withdrawals made during the period between contract anniversaries. There is an additional annual charge (presently at an annual rate of 0.10% of the optional death benefit amount, which rate may be increased to no more than 0.25% on contracts issued in the future) for this optional benefit. Any increase in this charge will not apply to contracts issued before the increase occurs.
In those states where permitted, you may choose the GMDBR80 Plus or GMDBR85 Plus at the time the contract is issued. We may, at our sole option, allow you to add these riders upon a subsequent contract anniversary. With this option, the death benefit is the greater of (a) the contract value on the date of death or

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(b) the GMDB amount. The GMDB amount is (i) total net purchase payments made when you purchase the contract and within the first three months after the contract is issued minus any amounts you have withdrawn from the contract plus (ii) an increase for each valuation period, until the annuitant attains age 80 (or age 85 for GMDBR85 Plus), at an effective annual rate of 6%, but values in the Money Market portfolio or the Guaranteed Account which are not in one of the Asset Allocation Models will earn the rate being credited to the Money Market portfolio or the Guaranteed Account on those days in which the values are so allocated. During the free look period, a different rate may apply in certain states. This total death benefit amount shall not exceed two times (i). Any withdrawals in a contract year equal to or less than 6% of the GMDB amount as of the beginning of that year will reduce the GMDB amount by the amount of such withdrawals. There is no maximum benefit amount for the GMDBR85 Plus. Any withdrawals in a contract year in excess of 6% of the GMDB amount as of the beginning of that year will reduce the GMDB and maximum death benefit amounts pro rata. In other words, under the pro rata adjustment, the guaranteed minimum death benefit amount will be reduced by the same percentage that the contract value was reduced because of the withdrawal. There is an additional annual charge for this option of 0.25% of the GMDBR80 Plus amount (which rate may be increased to no more than 0.30% on contracts issued in the future), or 0.45% for the GMDBR85 Plus amount.
The only differences between the GMDBR80 Plus and GMDBR85 Plus are that the GMDBR85 Plus accumulation period goes to 85 instead of 80, the cost is 0.45% instead of 0.25% and there is no maximum benefit for the GMDBR85 Plus.
In those states where permitted, you may choose the ARDBR rider at the time the contract is issued. We may, at our sole option, allow you to add this rider upon a subsequent contract anniversary. This rider is available only when purchased in conjunction with the GMIB Plus with Annual Reset described later in this prospectus. You cannot purchase the ARDBR after the annuitant is age 75. With this optional rider, the death benefit is the greater of (a) the contract value on the date of death, or (b) the GMDB amount.
The GMDB amount with this rider is the greater of the (i) Earnings Base or (ii) the Step-up Base. The Earnings Base is equal to total net purchase payments made when you purchase the contract and within the first three months after the contract is issued adjusted by withdrawals plus an increase for each valuation period, until the annuitant reaches age 85, at an annual effective rate of 6%. However, contract values allocated in the Money Market portfolio or the Guaranteed Account which are not in one of the asset allocation models will earn the rate of return being earned in those accounts. The Earnings Base is decreased by withdrawals. Any withdrawals during a contract year less than or equal to 6% of the Earnings Base as of the beginning of the contract year will reduce the Earnings Base by the amount of such withdrawals, in other words dollar for dollar. Any withdrawals in excess of 6% of the Earnings Base at the beginning of the contract year will reduce the Earnings Base pro rata. Under a pro rata reduction, the Earnings Base will decrease by the same percentage reduction of the contract value that resulted from the withdrawal.
At contract issue, the Step-Up base equals net purchase payments less pro rata withdrawals. Each contract anniversary, the Step-up Base will increase, until the anniversary following the annuitant’s 85th birthday, to the contract value if greater than the prior Step-up Base. The Step-up Base is increased by the amount of each subsequent net purchase payment at the time of payment. All withdrawals are taken from the Step-up Base on a pro rata basis.
On any contract anniversary, you may elect to reset the ARDBR by resetting the GMIB Plus with Annual Reset. On reset, the ARDBR Earnings Base and the GMIB Plus with Annual Reset’s Guaranteed Earnings Base will both equal the then-current contract value. Therefore, if you reset to a higher base, your death benefit under the ARDBR and income benefit under the GMIB Plus with Annual Reset will increase. If you reset the ARDBR, the charge for the ARDBR will be equal to the then-current charge for the ARDBR. However, we guarantee that that annual charge will not be in excess of 1.20% of your death benefit amount.

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In those states where permitted, you may choose GEB at the time the contract is issued. This benefit will never exceed $1,000,000. With the GEB option, the following amount will be added to any other amount payable upon the annuitant’s death:

•	25% of the lesser of (a) two times net purchase payments less pro rata withdrawals or (b) the total contract value on the date of death minus net purchase payments less pro rata withdrawals; or

•	40% of the lesser of (a) two and a half times net purchase payments less pro rata withdrawals, or (b) the total contract value on the date of death minus net purchase payments less pro rata withdrawals. This is the GEB “Plus.”
For the regular GEB option, there is an additional annual charge of 0.15% of the contract value (or 0.30% if you are age 71 to 75 when your contract is issued). If you choose the GEB “Plus,” the charge is 0.30% of the contract value (or 0.60% for issue ages 71 to 75). After the contract has been in effect for 6 months, any purchase payments made within 6 months before the date of death will not be included for calculating the amount of this benefit. You may choose GEB in addition to one of the other death benefit options. If you choose GEB, you cannot later discontinue it.
The beneficiary for any death proceeds may choose to wait up to 5 years to surrender the contract for the then current contract value. If the beneficiary is the deceased annuitant’s spouse, he or she may continue the contract as the new owner and annuitant, and the 5-year limit will not apply.
Guaranteed Account
The Guaranteed Account (if available) guarantees a fixed return for a specified period of time and guarantees the principal against loss. We may also refer to the Guaranteed Account as the Fixed Account or the Fixed Accumulation Account. The Guaranteed Account is not registered as an investment company. Interests in it are not subject to the provisions or restrictions of federal securities laws. The staff of the Securities and Exchange Commission has not reviewed disclosures regarding it. We invest our general assets at our discretion as allowed by Ohio law.
The Guaranteed Account consists of all of our general assets other than those allocated to a separate account. If the Guaranteed Account is available on your contract, you may allocate purchase payments and contract values between the Guaranteed Account and the Funds. There might be periods when we will not make the Guaranteed Account available on new contracts.
The amount of investment income allocated to the contracts varies from year to year at our sole discretion. However, we guarantee that we will credit interest at a rate of not less than 3% per year (or such lower rate as may be permitted by applicable state law), compounded annually, to contract values allocated to the Guaranteed Account. We may credit interest at a rate in excess of 3% or in excess of the guaranteed minimum interest rate allowed by state law, but any such excess interest credit will be in our sole discretion.
We guarantee that, before annuity payments begin, the value of a contract in the Guaranteed Account will never be less than:

•	the amount of purchase payments allocated to, and transfers into, the Guaranteed Account, plus

•	interest credited at the rate of 3% per year (or such lower rate that will be indicated in the contract) compounded annually, plus

•	any additional excess interest we may credit to guaranteed values, minus

•	any withdrawals, loans and transfers from the guaranteed values, minus

•	any surrender charge on withdrawals, loan interest, state premium taxes, transfer fees, and the portion of the $30 annual contract administration charge allocable to the Guaranteed Account.

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No deductions are made from the Guaranteed Account for Account Expenses or Mortality and Expense Risk Charges. Insurance risk charges for optional benefit riders are taken pro rata from the Guaranteed Account and variable subaccounts.
Other than pursuant to a DCA (scheduled transfer) or portfolio rebalancing program, we may restrict transfers of your Guaranteed Account value during a contract year to not more than 20% of that value as of the beginning of a contract year (or $1,000, if greater). As provided by state law, we may defer the payment of amounts to be withdrawn from the Guaranteed Account for up to six months from the date we receive your written request for withdrawal.
Ohio National Life Employee Discount
We and our affiliated companies offer a benefit in the form of an additional premium on the purchase of contracts by any of our employees, directors or retirees, or their spouse or the surviving spouse of a deceased retiree, their minor children, or any of their children ages 18 to 21 who is either (i) living in the purchaser’s household or (ii) a full-time college student being supported by the purchaser, or any of the purchaser’s minor grandchildren under the Uniform Gifts to Minors Act. This premium counts as additional income under the contract. The amount of the benefit equals 2.5% of all purchase payments made in the first contract year and 3.9% of purchase payments made in the second through sixth contract years. We allocate amounts to the Guaranteed Account in these amounts at the time the eligible person makes each payment. If an employee exercises his or her free look right, the full amount of the benefit will be deducted when we pay the free look proceeds.
Annuity Period
Annuity Payout Date
Annuity payments begin on the annuity payout date. You may select this date when the contract is issued. It must be at least 30 days after the contract date. You may change it from time to time so long as it is the first day of any month at least 30 days after the date of such change. The contract restricts the annuity payout date to not later than the first of the month following the annuitant’s 90th birthday. This restriction may be modified by applicable state law or we may agree to waive it.
The contracts include our guarantee that we will pay annuity payments for the lifetime of the annuitant (and any joint annuitant) in accordance with the contract’s annuity rates, no matter how long you live.
Once annuity payments begin, you may not surrender the contract for cash except that, upon the death of the annuitant, the beneficiary may surrender the contract for the commuted value of any remaining period-certain payments.
Annuity Options
You may elect one or more of the following annuity options. You may change the election anytime before the annuity payout date. The variable part of the contract value will be used to provide a variable annuity and the fixed portion of the contract will be used to provide a fixed annuity, unless you elect otherwise.

Option 1(a):	Life Annuity with installment payments for the lifetime of the annuitant. (The contract has no more value after the annuitant’s death). Under this annuity option, it is possible to receive only one annuity payment.

Option 1(b):	Life Annuity with installment payments guaranteed for five years and then continuing during the remaining lifetime of the annuitant.

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Option 1(c):	Life Annuity with installment payments guaranteed for ten years and then continuing during the remaining lifetime of the annuitant.

Option 1(d):	Installment Refund Life Annuity with payments guaranteed for a period certain and then continuing during the remaining lifetime of the annuitant. The number of period-certain payments is equal to the amount applied under this option divided by the amount of the first payment.

Option 2(a):	Joint & Survivor Life Annuity with installment payments during the lifetime of the annuitant and then continuing during the lifetime of a contingent annuitant. (The contract has no more value after the second annuitant’s death.) Under this annuity option, it is possible to receive only one annuity payment.

Option 2(b):	Joint & Survivor Life Annuity with installment payments guaranteed for ten years and then continuing during the remaining lifetime of the annuitant or a contingent annuitant.
We may agree to other settlement options.
Unless you direct otherwise, we will apply the contract value as of the annuity payout date to provide annuity payments pro-rata from each Fund in the same proportion as the contract values immediately before the annuity payout date.
If no election is in effect on the annuity payout date, we will apply contract value under Option 1(c) with the beneficiary as payee for any remaining period-certain installments payable after the death of the annuitant. The Pension Reform Act of 1974 might require certain contracts to provide a Joint and Survivor Annuity. If the contingent annuitant is not related to the annuitant, Options 2(a) and 2(b) are available only if we agree.
Determination of Amount of the First Variable Annuity Payment
To determine the first variable annuity payment we apply the contract value for each Fund in accordance with the contract’s settlement option tables. The rates in those tables depend upon the annuitant’s (and any contingent annuitant’s) age and sex and the option selected. The annuitant’s sex is not a factor in contracts issued to plans sponsored by employers subject to Title VII of the Civil Rights Act of 1964 or similar state statutes. We determine the value to be applied at the end of a valuation period (selected by us and uniformly applied) not more than 10 valuation periods before the annuity payout date.
If the amount that would be applied under an option is less than $5,000, we will pay the contract value to the annuitant in a single sum. If the first periodic payment under any option would be less than $25, we may change the frequency of payments so that the first payment is at least $25.
Annuity Units and Variable Payments
After your first annuity payment, later variable annuity payments will vary to reflect the investment performance of your Funds. The amount of each payment depends on the number of your annuity units. To determine the number of annuity units for each Fund, divide the dollar amount of the first annuity payment from each Fund by the value of that Fund’s annuity unit. This number of annuity units remains constant during the annuity payment period unless you transfer among Funds.
The annuity unit value for each Fund was set at $10 for the valuation period when the first variable annuity was calculated for these contracts. The annuity unit value for each later valuation period equals the annuity unit value for the immediately preceding valuation period multiplied by the net investment factor for such later valuation period and by a factor (0.999919 for a one-day valuation period) to neutralize the 3% assumed interest rate discussed below.
The dollar amount of each later variable annuity payment equals your constant number of annuity units for each Fund multiplied by the value of the annuity unit for the valuation period.
The annuity rate tables contained in the contracts are based on the 2000 Mortality Table Projected to 2003 under Scale G with compound interest at the effective rate of 3% per year. A higher interest assumption would mean a

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higher initial annuity payment but a more slowly rising series of subsequent annuity payments if annuity unit values were increasing (or a more rapidly falling series of subsequent annuity payments if annuity unit values were decreasing). A lower interest assumption would have the opposite effect. If the actual net investment rate were equal to the assumed interest rate, annuity payments would stay level.
Transfers During Annuity Payout
After annuity payments have been made for at least 12 months, the annuitant can, once each calendar quarter, change the Funds on which variable annuity payments are based. There is no transfer fee during annuity payout. Transfers may not be made between guaranteed and variable accounts during annuity payout. You may change the underlying Funds by contacting us in writing at our Home Office. Upon receipt of your request, we will change that portion of the periodic variable annuity payment as you direct to reflect the investment results of different Funds. If an annuity payment is already in process at the time we receive your request to change the Fund allocations, the change will not be reflected in your next annuity payment. It will be reflected in the payment received thereafter.
Optional Guaranteed Minimum Income Benefit (“GMIB”) Riders
This section describes the various optional Guaranteed Minimum Income Benefit (“GMIB”) riders that we currently offer or have been offered in the past. Not all of the riders may be available in all states and not all riders may be currently available for issue.
You may add a GMIB rider to your contract at the time the contract is issued. We may, at our sole option, also offer the GMIB riders to existing contracts, in which case they may be added on a contract anniversary. All of the GMIB riders guarantee minimum lifetime fixed income in monthly annuity payments.
The amount of these payments for the GMIB rider is determined by applying the “guaranteed income base” to the annuity tables in the GMIB rider. The guaranteed income base is the greater of (a) your “guaranteed earnings income base,” which is your total purchase payments, from the time the GMIB rider is issued until the GMIB payments begin or you reach age 85, accumulated at an annual rate of 6% or (b) your “step-up base,” which is your highest total contract value as of any contract anniversary before the annuitant attains age 80. The guaranteed income base is reduced proportionately for any withdrawals. If the annuitant is age 76 to 80 when GMIB is purchased, the guaranteed annual rate is 4% instead of 6%. You may not purchase GMIB after the annuitant is age 80.
If the amount of annuity payments under the contract or under a single premium immediate annuity we offer at the time you elect to annuitize would be greater than the amount of payments under the GMIB rider, we will pay the larger amounts.
If you choose GMIB, there is an annual charge, at the end of each contract year, of 0.45% of the guaranteed income base as of each contract anniversary. The charge for GMIB ends when you begin to receive annuity or GMIB payments, or the rider has expired at the later of your age 85 or 10 years after you purchased the rider. If you choose GMIB, you cannot later discontinue it. The annual charge for GMIB will continue even if the underlying Funds’ investment performance surpasses the GMIB guarantees.
You may not begin to receive GMIB payments until the GMIB rider has been in effect for at least 10 years. If you choose to receive annuity payments as provided in the contract or under a single premium annuity we offer instead of receiving GMIB payments, your GMIB rider will then be of no further value to you. You may elect to receive GMIB payments within 30 days after the rider’s 10th anniversary or within 30 days after any later anniversary before the annuitant is age 85. If the annuitant is age 76 to 80 when you purchase GMIB, your GMIB payments must begin on the rider’s 10th anniversary.

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The guaranteed income base is used solely for the purpose of calculating GMIB payments. It does not provide a contract value or guarantee performance of any investment option. The level of lifetime income guaranteed by GMIB may be less than the income that our current annuity factors would provide because, (a) GMIB payments may assume a lower interest rate and (b) GMIB payments may be based on an assumption that you will live longer than the mortality assumed in our currently-offered annuities.
In those states where permitted, we may also offer a GMIB “Plus” rider. You may not have both GMIB and GMIB Plus on the same contract, and we may limit the availability of one or the other of the riders in any state. GMIB Plus is identical to GMIB except for these three differences:

(1)	For GMIB Plus, any withdrawals you make during a contract year equal to or less than the amount that the guaranteed earnings base has increased during that year will reduce the guaranteed earnings base dollar for dollar,

(2)	The step-up income base is your highest total contract value as of any anniversary before the annuitant attains age 85, rather than 80,

(3)	The annual charge for GMIB Plus is 0.55% of the guaranteed income base.
In those states where permitted, we may also offer a GMIB Plus with Five Year Reset rider. You may only have one of the GMIB, GMIB Plus or GMIB Plus with Five Year Reset riders on the same contract, and we may limit the availability of the riders in any state. You may not purchase the GMIB Plus with Five Year Reset after the annuitant is age 79. The GMIB Plus with Five Year Reset rider is identical to GMIB Plus except:

(1)	For the GMIB Plus with Five Year Reset you may reset the Guaranteed Earnings Base on the fifth contract anniversary and the maximum annual charge is 1.10% of the Guaranteed Income Base. We are currently only charging 0.55% for the GMIB Plus with Five Year Reset rider.

(2)	There is a “no lapse” provision allowing annuitization if your contract value is reduced to zero before the ten year annuitization waiting period, and
With the no-lapse provision listed above, if prior to the time you are eligible to annuitize using your Guaranteed Income Base, your contract value becomes zero, you can, at your option, annuitize your contract using your then-Guaranteed Income Base at the annuitization rates provided under the GMIB rider for your then-age. However, if during the ten year rider period you withdraw more than amounts eligible for dollar-for-dollar treatment to the guaranteed earnings base, you will permanently forfeit this protection. That is to say, if during any one contract year you withdraw more than 6% of the Guaranteed Earnings Base (4% if the rider was issued after age 75) the “no lapse” protection is not available from the point of that “excess” withdrawal forward.
In those states where permitted, we may also offer a GMIB Plus with Annual Reset rider. You may only have one of the GMIB, GMIB Plus, GMIB Plus with Five Year Reset or GMIB Plus with Annual Reset riders on the same contract, and we may limit the availability of the riders in any state. You may not purchase GMIB Plus with Annual Reset after the annuitant is age 74. GMIB Plus with Annual Reset rider is identical to GMIB Plus with Five Year Reset rider except that you may reset the Guaranteed Earnings Base on each contract anniversary and the maximum annual charge is 1.40% of the Guaranteed Income Base. We are currently only charging 0.70% for the GMIB Plus with Annual Reset rider.
The effect of GMIB riders is to allow you to withdraw an amount equal to the amount by which your guaranteed earnings base has grown without reducing the guaranteed earnings base below its amount as of the beginning of the current contract year. The GMIB Plus, GMIB Plus with Five Year Reset and GMIB Plus with Annual Reset allow those contract owners to access cash values for income immediately, provided no more than 6% (or 4% depending on age at the time the rider is issued) is withdrawn yearly, while leaving the guaranteed earnings base at or above the level it began the contract year at. You could for instance take withdrawals of 6% (4% for issue ages 76 or greater) of the contract year’s beginning guaranteed earnings base year after year and the

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guaranteed earnings base would then remain at its original level if you make no other purchase payments or withdrawals. In contrast, the GMIB’s pro rata deduction against the guaranteed earnings base could adversely impact the contract owners taking income in that the guaranteed amount could be reduced more aggressively than with the GMIB Plus, GMIB Plus with Five Year Reset and GMIB Plus with Annual Reset riders. In any event, the step-up base is adjusted pro rata for any withdrawals.
Subject to certain limitations, the GMIB Plus, the GMIB Plus with Five Year Reset and the GMIB Plus with Annual Reset riders provide you the option of resetting the Guaranteed Earnings Base to the then-current contract value. The GMIB Plus with Five Year Reset rider allows you to reset every 5th contract anniversary with the last reset available on the later age 75 or the fifth anniversary of the rider. The GMIB Plus with Annual Reset rider allows you to reset each and every policy anniversary up to the later of age 75 or with a minimum opportunity of 5 annual resets. If the contract value at the time of reset is higher than the Guaranteed Earnings Base, you may make larger withdrawals on a dollar for dollar basis from the new Guaranteed Earnings Base. At every eligible reset anniversary, you can reset the Guaranteed Earnings Base by notifying the Company within 30 days after the contract anniversary date in writing or other method the Company agrees to. If you elect to reset the Guaranteed Earnings Base a new ten year annuitization waiting period will begin and you will be required to enter a new rider charge period. That is, you will not be eligible to annuitize using the Guaranteed Income Base for the ten year period following the reset. Upon reset, we will charge the then-current charge for the rider, as determined by us, even if we are not issuing the rider on new contracts. The resulting charge following a reset may be higher or lower than the charge under your existing rider.
In any event, resetting may not be elected after the annuitant’s 79th birthday. Because of this, and because the rider charge is assessed over the ten year term of the rider, contract owners close to age 75 should consider whether the annual reset option is of benefit to them.
Resetting the GMIB riders will also reset the rider charge to the current fee we are charging for the respective rider, at the time you reset. The fees after reset cannot exceed 1.10% for the GMIB Plus with Five Year Reset and 1.40% for the GMIB Plus with Annual Reset rider, regardless.
When the optional death benefit ARDBR has also been purchased, resetting the GMIB Plus with Annual Reset also resets the guaranteed roll-up death benefit amount. Resetting the GMIB Plus with Annual Reset is the only way in which the ARDBR can be reset.
Tax qualified retirement plans and Individual Retirement Annuities have minimum distribution requirements. Participants may be required to begin receiving payments from a tax qualified contract before the rider’s 10th anniversary. See “Federal Tax Status” and “Appendix A — IRA Disclosure Statement.” You could be subject to tax penalties if you do not begin receiving GMIB payments until after your required minimum distribution beginning date. Please consult your tax advisor to determine if the GMIB riders are appropriate for you.
Other Contract Provisions
Assignment
Amounts payable in settlement of a contract may not be commuted, anticipated, assigned or otherwise encumbered, or pledged as loan collateral to anyone other than us. We may require that any designated beneficiary have an insurable interest in the life of the annuitant. To the extent permitted by law, such amounts are not subject to any legal process to pay any claims against an annuitant before annuity payments begin. The owner of a tax-qualified

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contract may not, but the owner of a non-tax-qualified contract may, collaterally assign the contract before the annuity payout date. Ownership of a tax-qualified contract may not be transferred except to:

•	the annuitant,

•	a trustee or successor trustee of a pension or profit-sharing trust which is qualified under Section 401 of the Code,

•	the employer of the annuitant provided that the contract after transfer is maintained under the terms of a retirement plan qualified under Section 403(a) of the Code for the benefit of the annuitant, or

•	as otherwise permitted by laws and regulations governing plans for which the contract may be issued.
Reports and Confirmations
Before the annuity payout date, we will send you quarterly statements showing the number of units credited to the contract by Fund and the value of each unit as of the end of the last quarter. In addition, as long as the contract remains in effect, we will forward any periodic Fund reports.
We will send you a written confirmation of your purchase payments, transfers and withdrawals. For regularly recurring transactions, such as dollar cost averaging and payroll deduction programs, we may confirm the transactions in a quarterly report. Review your statements and confirmations to verify their accuracy. You must report any error or inaccuracy to us within 30 days. Otherwise, we are not responsible for losses due to the error or inaccuracy.
Substitution for Fund Shares
If investment in a Fund is no longer possible or we believe it is inappropriate to the purposes of the contract, we may substitute one or more other funds. Substitution may be made as to both existing investments and the investment of future purchase payments. However, no substitution will be made until we receive any necessary approval of the Securities and Exchange Commission. We may also add other Funds as eligible investments of VAA.
Contract Owner Inquiries
Direct any questions to Ohio National Life, Variable Annuity Administration, P.O. Box 2669, Cincinnati, Ohio 45201; telephone 1-800-366-6654 (8:30 a.m. to 4:30 p.m., Eastern time).
Performance Data
We may advertise performance data for the various Funds showing the percentage change in unit values based on the performance of the applicable Fund over a period of time (usually a calendar year). We determine the percentage change by dividing the increase (or decrease) in value for the unit by the unit value at the beginning of the period. This percent reflects the deduction of any asset-based contract charge but does not reflect the deduction of any applicable contract administration charge or surrender charge. The deduction of a contract administration charge or surrender charge would reduce any percentage increase or make greater any percentage decrease.
Advertising may also include average annual total return figures calculated as shown in the Statement of Additional Information. The average annual total return figures reflect the deduction of applicable contract administration charges and surrender charges as well as applicable asset-based charges.
We may also distribute sales literature comparing separate account performance to the Consumer Price Index or to such established market indexes as the Dow Jones Industrial Average, the Standard & Poor’s 500 Stock Index, IBC’s Money Fund Reports, Lehman Brothers Bond Indices, the Morgan Stanley Europe Australia Far East Index,

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Morgan Stanley World Index, Russell 2000 Index, or other variable annuity separate accounts or mutual funds with investment objectives similar to those of the Funds.
Federal Tax Status
The following discussion of federal income tax treatment of amounts received under a variable annuity contract does not cover all situations or issues. It is not intended as tax advice. Consult a qualified tax adviser to apply the law to your circumstances. Tax laws can change, even for contracts that have already been issued. Tax law revisions, with unfavorable consequences, could have retroactive effect on previously issued contracts or on later voluntary transactions in previously issued contracts.
We are taxed as a life insurance company under Subchapter L of the Internal Revenue Code (the “Code”). Since the operations of VAA are a part of, and are taxed with, our operations, VAA is not separately taxed as a “regulated investment company” under Subchapter M of the Code.
The contracts are considered annuity contracts under Section 72 of the Code, which generally provides for taxation of annuities. Under existing provisions of the Code, any increase in the contract value is not taxable to you as the owner or annuitant until you receive it, either in the form of annuity payments, as contemplated by the contract, or in some other form of distribution. The owner of a non-tax qualified contract must be a natural person for this purpose. With certain exceptions, where the owner of a non-tax qualified contract is a non-natural person (corporation, partnership or trust) any increase in the accumulation value of the contract attributable to purchase payments made after February 28, 1986 will be treated as ordinary income received or accrued by the contract owner during the current tax year.
The income and gains within an annuity contract are generally tax deferred. Within a tax-qualified plan, the plan itself provides tax deferral. Therefore, the tax-deferred treatment otherwise available to an annuity contract is not a factor to consider when purchasing an annuity within a tax-qualified plan or arrangement.
As to tax-qualified contracts, the law does not now provide for payment of federal income tax on dividend income or capital gains distributions from Fund shares held in VAA or upon capital gains realized by VAA on redemption of Fund shares. When a non-tax-qualified contract is issued in connection with a deferred compensation plan or arrangement, all rights, discretions and powers relative to the contract are vested in the employer and you must look only to your employer for the payment of deferred compensation benefits. Generally, in that case, an annuitant will have no “investment in the contract” and amounts received by you from your employer under a deferred compensation arrangement will be taxable in full as ordinary income in the years you receive the payments.
When annuity payments begin, each payment is taxable under Section 72 of the Code as ordinary income in the year of receipt if you have neither paid any portion of the purchase payments nor previously been taxed on any portion of the purchase payments. If any portion of the purchase payments has been paid from or included in your taxable income, this aggregate amount will be considered your “investment in the contract.” You will be entitled to exclude from your taxable income a portion of each annuity payment equal to your “investment in the contract” divided by the period of expected annuity payments, determined by your life expectancy and the form of annuity benefit. Once you recover your “investment in the contract,” all further annuity payments will be included in your taxable income.
A withdrawal of contract values is taxable as ordinary income in the year received to the extent that the accumulated value of the contract immediately before the payment exceeds the “investment in the contract.” If you elect to withdraw any portion of your accumulation value in lieu of receiving annuity payments, that a withdrawal is treated as a distribution of earnings first and only second as a recovery of your “investment in the contract.” Any part of the value of the contract that you assign or pledge to secure a loan will be taxed as if it had been a withdrawal and may be subject to a penalty tax.

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There is a penalty tax equal to 10% of any amount that must be included in gross income for tax purposes. The penalty will not apply to a redemption that is:

•	received on or after the taxpayer reaches age 59 1/2;

•	made to a beneficiary on or after the death of the annuitant;

•	attributable to the taxpayer’s becoming disabled;

•	made as a series of substantially equal periodic payments for the life of the annuitant (or joint lives of the annuitant and beneficiary);

•	from a contract that is a qualified funding asset for purposes of a structured settlement;

•	made under an annuity contract that is purchased with a single premium and with an annuity payout date not later than a year from the purchase of the annuity;

•	incident to divorce, or

•	taken from an IRA for a qualified first-time home purchase (up to $10,000) or qualified education expenses.
Any taxable amount you withdraw from an annuity contract is automatically subject to 10% withholding unless you elect not to have withholding apply. If you elect not to have withholding apply to an early withdrawal or if an insufficient amount is withheld, you may be responsible for payment of estimated tax. You may also incur penalties under the estimated tax rules if the withholding and estimated tax payments are not sufficient. If you fail to provide your taxpayer identification number, any payments under the contract will automatically be subject to withholding. The Code requires 20% withholding for contracts owned by tax-qualified plans.
Tax-Deferred Annuities
Under the provisions of Section 403(b) of the Code, employees may exclude from their gross income purchase payments made for annuity contracts purchased for them by public educational institutions and certain tax-exempt organizations which are described in Section 501(c)(3) of the Code. You may make this exclusion to the extent that the aggregate purchase payments plus any other amounts contributed to purchase the contract and toward benefits under qualified retirement plans do not exceed certain limits in the Code. Employee contributions are, however, subject to social security (FICA) tax withholding. All amounts you receive under a contract, either in the form of annuity payments or cash withdrawal, will be taxed under Section 72 of the Code as ordinary income for the year received, except for exclusion of any amounts representing “investment in the contract.” Under certain circumstances, amounts you receive may be used to make a “tax-free rollover” into one of the types of individual retirement arrangements permitted under the Code. Amounts you receive that are eligible for “tax-free rollover” will be subject to an automatic 20% withholding unless you directly roll over such amounts from the tax-deferred annuity to the individual retirement arrangement.
With respect to earnings accrued and purchase payments made after December 31, 1988, for a contract set up under Section 403(b) of the Code, distributions may be paid only when the employee:

•	attains age 59 1/2,

•	separates from the employer’s service,

•	dies,

•	becomes disabled as defined in the Code, or

•	incurs a financial hardship as defined in the Code.
In the case of hardship, cash distributions may not exceed the amount of your purchase payments. These restrictions do not affect your right to transfer investments among the Funds and do not limit the availability of transfers between tax-deferred annuities.

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Qualified Pension or Profit-Sharing Plans
Under present law, purchase payments made by an employer or trustee, for a plan or trust qualified under Section 401(a) or 403 of the Code, are generally excludable from the employee’s gross income. Any purchase payments made by the employee, or which are considered taxable income to the employee in the year such payments are made, constitute an “investment in the contract” under Section 72 of the Code for the employee’s annuity benefits. Salary reduction payments to a profit sharing plan qualifying under Section 401(k) of the Code are generally excludable from the employee’s gross income up to certain limits in the Code, and therefore are not considered “investment in the contract.”
The Code requires plans to prohibit any distribution to a plan participant prior to age 59 1/2, except in the event of death, total disability, financial hardship or separation from service (special rules apply for plan terminations). Distributions generally must begin no later than April 1 of the calendar year following the year in which the participant reaches age 70 1/2. Premature distribution of benefits or contributions in excess of those permitted by the Code may result in certain penalties under the Code. (Special tax treatment, including capital gain treatment and 5-year forward averaging, may be available to those born before 1936.) If you receive such a distribution you may be able to make a “tax-free rollover” of the distribution less your “investment in the contract” into another qualified plan in which you are a participant or into one of the types of individual retirement arrangements permitted under the Code. Your surviving spouse receiving such a distribution may be able to make a tax-free rollover to one of the types of individual retirement arrangements permitted under the Code. Amounts received that are eligible for “tax-free rollover” will be subject to an automatic 20% withholding unless such amounts are directly rolled over to another qualified plan or individual retirement arrangement.
Withholding on Annuity Payments
Federal income tax withholding is required on annuity payments. However, recipients of annuity payments are allowed to elect not to have the tax withheld. This election may be revoked at any time and withholding would begin after that. If you do not give us your taxpayer identification number any payments under the contract will automatically be subject to withholding.
Individual Retirement Annuities (IRAs)
See IRA Disclosure Statement (Appendix A), following.

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Appendix A
IRA Disclosure Statement
This statement is designed to help you understand the requirements of federal tax law which apply to your individual retirement annuity (IRA), your Roth IRA, your simplified employee pension IRA (SEPP-IRA) for employer contributions, your Savings Incentive Match Plan for Employees (SIMPLE) IRA, or to one you purchase for your spouse. You can obtain more information regarding your IRA either from your sales representative or from any district office of the Internal Revenue Service.
Free Look Period
The annuity contract offered by this prospectus gives you the opportunity to return the contract for a full refund within 10 days after it is delivered. This is a more liberal provision than is required in connection with IRAs. To exercise this “free-look” provision write or call our administrative office at the address shown below:
The Ohio National Life Insurance Company
Variable Annuity Administration
P. O. Box 2669
Cincinnati, Ohio 45201
Telephone: 1-800-366-6654 — 8:30 a.m. – 4:30 p.m. (Eastern time zone)
Eligibility Requirements
IRAs are intended for all persons with earned compensation whether or not they are covered under other retirement programs. Additionally if you have a non-working spouse (and you file a joint tax return), you may establish an IRA on behalf of your non-working spouse. A working spouse may establish his or her own IRA. A divorced spouse receiving taxable alimony (and no other income) may also establish an IRA.
Contributions and Deductions
Contributions to a traditional IRA will be deductible if you are not an “active participant” in an employer maintained qualified retirement plan or if you have Adjusted Gross Income which does not exceed the “applicable dollar limit”. For a single taxpayer, the applicable dollar limitation is $52,000, with the amount of IRA contribution which may be deducted reduced proportionately for Adjusted Gross Income between $52,000 and $62,000. For married couples filing jointly, the applicable dollar limitation is $83,000, with the amount of IRA contribution which may be deducted reduced proportionately for Adjusted Gross Income between $83,000-$93,000. There is no deduction allowed for IRA contributions when Adjusted Gross Income reaches $62,000 for individuals and $93,000 for married couples filing jointly. IRA contributions must be made by no later than the time you file your income tax return for that year.
Contributions made by your employer to your SEPP-IRA are excludable from your gross income for tax purposes in the calendar year for which the amount is contributed. Certain employees who participate in a SEPP-IRA will be entitled to elect to have their employer make contributions to their SEPP-IRA on their behalf or to receive the contributions in cash. If the employee elects to have contributions made on the employee’s behalf to the SEPP, those funds are not treated as current taxable income to the employee. Salary-reduction SEPP-IRAs (also called “SARSEPs”) are available only if at least 50% of the employees elect to have amounts contributed to the SEPP-IRA and if the employer has 25 or fewer employees at all times during the preceding year. New SARSEPPs may no longer be established. Elective deferrals under a salary-reduction SEPP-IRA are subject to an inflation-adjusted limit which is $15,500 for 2007.
The IRA maximum annual contribution and the associated tax deduction is limited to the lesser of: (1) $4,000 in 2007 (increasing to $5,000 in 2008) or (2) 100% of your earned compensation. Those age 50 or older may make

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an additional IRA contribution of $1000 per year in 2007 and later. Contributions in excess of the deduction limits may be subject to penalty. See below.
Under a SEPP-IRA agreement, the maximum annual contribution which your employer may make on your behalf to a SEPP-IRA contract which is excludable from your income is the lesser of 25% of your salary or $44,000. An employee who is a participant in a SEPP-IRA agreement may make after-tax contributions to the SEPP-IRA contract, subject to the contribution limits applicable to IRAs in general. Those employee contributions will be deductible subject to the deductibility rules described above. The Internal Revenue Service reviewed the format of your SEPP-IRA and issued an opinion letter to us stating that it qualifies as a prototype SEPP-IRA.
The maximum tax deductible annual contribution that a divorced spouse with no other income may make to an IRA is the lesser of (1) $4,000 or (2) 100% of taxable alimony. (See scheduled increases above.)
If you or your employer should contribute more than the maximum contribution amount to your IRA or SEPP-IRA, the excess amount will be considered an “excess contribution”. You may withdraw an excess contribution from your IRA (or SEPP-IRA) before your tax filing date without adverse tax consequences. If, however, you fail to withdraw any such excess contribution before your tax filing date, a 6% excise tax will be imposed on the excess for the tax year of contribution.
Once the 6% excise tax has been imposed, an additional 6% penalty for the following tax year can be avoided if the excess is (1) withdrawn before the end of the following year, or (2) treated as a current contribution for the following year. (See Premature Distributions for penalties imposed on withdrawal when the contribution exceeds $4,000).
An individual retirement annuity must be an annuity contract. In our opinion, the optional additional death benefits available under the contract are part of the annuity contract. There is a risk, however, that the Internal Revenue Service would take the position that one or more of the optional additional death benefits are not part of the annuity contract. In such a case, the charges for the optional additional death benefits would be considered distributions from the IRA and would be subject to tax, including penalty taxes. The charges for the optional additional death benefits would not be deductible. It is possible that the IRS could determine that optional death proceeds in excess of the greater of the contract value or net purchase payments are taxable to your beneficiary. Should the IRS so rule, we may have to tax report such excess death benefits as taxable income to your beneficiary. If the IRS were to take such a position, we would take all reasonable steps to avoid this result, including the right to amend the contract, with appropriate notice to you.
The contracts are not eligible for use in Puerto Rico IRAs.
IRA for Non-working Spouse
If you establish an IRA for yourself, you may also be eligible to establish an IRA for your “non-working” spouse. In order to be eligible to establish such a spousal IRA, you must file a joint tax return with your spouse and if your non-working spouse has compensation, his/her compensation must be less than your compensation for the year. Contributions of up to $8,000 may be made to the two IRAs if the combined compensation of you and your spouse is at least equal to the amount contributed. If requirements for deductibility (including income levels) are met, you will be able to deduct an amount equal to the least of (i) the amount contributed to the IRA’s; (ii) $8,000; or (iii) 100% of your combined gross income.
Contributions in excess of the contribution limits may be subject to penalty. See above under “Contributions and Deductions”. If you contribute more than the allowable amount, the excess portion will be considered an excess contribution. The rules for correcting it are the same as discussed above for regular IRAs.
Other than the items mentioned in this section, all of the requirements generally applicable to IRAs are also applicable to IRAs established for non-working spouses.

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Rollover Contribution
Once every year, you may move any portion of the value of your IRA (or SEPP-IRA) to another IRA or bond. Withdrawals may also be made from other IRAs and contributed to this contract. This transfer of funds from one IRA to another is called a “rollover” IRA. To qualify as a rollover contribution, the entire portion of the withdrawal must be reinvested in another IRA within 60 days after the date it is received. You are not allowed a tax-deduction for the amount of any rollover contribution.
A similar type of rollover to an IRA can be made with the proceeds of a qualified distribution from a qualified retirement plan or tax-sheltered annuity. Properly made, such a distribution will not be taxable until you receive payments from the IRA created with it. You may later roll over such a contribution to another qualified retirement plan. (You may roll less than all of a qualified distribution into an IRA, but any part of it not rolled over will be currently includable in your income without any capital gains treatment.)
Premature Distributions
At no time can an interest in your IRA (or SEPP-IRA) be forfeited. The federal tax law does not permit you to use your IRA (or SEPP-IRA) as security for a loan. Furthermore, as a general rule, you may not sell or assign your interest in your IRA (or SEPP-IRA) to anyone. Use of an IRA (or SEPP-IRA) as security or assignment of it to another will invalidate the entire annuity. It then will be includable in your income in the year it is invalidated and will be subject to a 10% penalty tax if you are not at least age 59 1/2 or totally disabled. (You may, however, assign your IRA (or SEPP-IRA) without penalty to your former spouse in accordance with the terms of a divorce decree.)
You may withdraw part of the value of your IRA (or SEPP-IRA). If a withdrawal does not qualify as a rollover, the amount withdrawn will be includable in your income and subject to the 10% penalty if you are not at least age 59 1/2 or totally disabled or the withdrawal meets the requirements of another exception contained in the Code, unless you comply with special rules requiring distributions to be made at least annually over your life expectancy.
The 10% penalty tax does not apply to the withdrawal of an excess contribution as long as the excess is withdrawn before the due date of your tax return. Withdrawals of excess contributions after the due date of your tax return will generally be subject to the 10% penalty unless the excess contribution results from erroneous information from a plan trustee making an excess rollover contribution or unless you are over age 59 1/2 or are disabled.
Distribution at Retirement
Once you have attained age 59 1/2 (or have become totally disabled), you may elect to receive a distribution of your IRA (or SEPP-IRA) regardless of when you actually retire. You may elect to receive the distribution in either one sum or under any one of the periodic payment options available under the contract. The distributions from your IRA under any one of the periodic payment options or in one sum will be treated as ordinary income as you receive them unless nondeductible contributions were made to the IRA. In that case, only earnings will be income.
Inadequate Distributions — 50% Tax
Your IRA or SEPP-IRA is intended to provide retirement benefits over your lifetime. Thus, federal law requires that you either (1) receive a lump-sum distribution of your IRA by April 1 of the year following the year in which you attain age 70 1/2 or (2) start to receive periodic payments by that date. If you elect to receive periodic payments, those payments must be sufficient to pay out the entire value of your IRA during your life expectancy

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(or over the joint life expectancies of you and your spouse). If the payments are not sufficient to meet these requirements, an excise tax of 50% will be imposed on the amount of any underpayment.
Death Benefits
If you, (or your surviving spouse) die before starting required minimum distributions or receiving the entire value of your IRA (or SEPP-IRA), the remaining interest must be distributed to your beneficiary (or your surviving spouse’s beneficiary) in one lump-sum within 5 years of death, or applied to purchase an immediate annuity for the beneficiary. This annuity must be payable over the life expectancy of the beneficiary beginning within one year after your or your spouse’s death. If your spouse is the designated beneficiary, he or she is treated as the owner of the IRA. If minimum required distributions have begun at the time of your death, the entire amount must be distributed over a period of time not exceeding your beneficiary’s life expectancy. A distribution of the balance of your IRA upon your death will not be considered a gift for federal tax purposes, but will be included in your gross estate for purposes of federal estate taxes.
Roth IRAs
Section 408A of the Code permits eligible individuals to contribute to a type of IRA known as a “Roth IRA.” Contributions may be made to a Roth IRA by taxpayers with adjusted gross incomes of less than $160,000 for married individuals filing jointly and less than $110,000 for single individuals. Married individuals filing separately are not eligible to contribute to a Roth IRA. The maximum amount of contributions allowable for any taxable year to all Roth IRAs maintained by an individual is generally the same as the contribution limits for traditional IRAs (the limit is phased out for incomes between $150,000 and $160,000 for married and between $95,000 and $110,000 for singles). The contribution limit is reduced by the amount of any contributions made to a non-Roth IRA. Contributions to a Roth IRA are not deductible.
For taxpayers with adjusted gross income of $100,000 or less, all or part of amounts in a non-Roth IRA may be converted, transferred or rolled over to a Roth IRA. Some or all of the IRA value will typically be includable in the taxpayer’s gross income. Provided a rollover contribution meets the requirements for IRAs under Section 408(d)(3) of the Code, a rollover may be made from a Roth IRA to another Roth IRA.
Under some circumstances, it may not be advisable to roll over, transfer or convert all or part of a non-Roth IRA to a Roth IRA. Persons considering a rollover, transfer or conversion should consult their own tax advisor.
“Qualified distributions” from a Roth IRA are excludable from gross income. A “qualified distribution” is a distribution that satisfies two requirements: (1) the distribution must be made (a) after the owner of the IRA attains age 59 1/2; (b) after the owner’s death; (c) due to the owner’s disability; or (d) for a qualified first time homebuyer distribution within the meaning of Section 72(t)(2)(F) of the Code; and (2) the distribution must be made in the year that is at least five years after the first year for which a contribution was made to any Roth IRA established for the owner or five years after a rollover, transfer or conversion was made from a non-Roth IRA to a Roth IRA. Distributions from a Roth IRA that are not qualified distributions will be treated as made first from contributions and then from earnings, and taxed generally in the same manner as distributions from a non-Roth IRA.
Distributions from a Roth IRA need not commence at age 70 1/2. However, if the owner dies before the entire interest in a Roth IRA is distributed, any remaining interest in the contract must be distributed by December 31 of the calendar year containing the fifth anniversary of the owner’s death subject to certain exceptions.

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Savings Incentive Match Plan for Employees (SIMPLE)
An employer may sponsor a plan allowing for employee salary deferral contributions with an additional employer contribution. SIMPLE plans may operate as a 401(k) or an IRA. Limits for employee contributions to a SIMPLE are $10,500 in 2007. Employees age 50 and older may contribute an additional $2,500 in 2007. Distributions from a SIMPLE are subject to restrictions similar to distributions from a traditional IRA. Additional terms of your SIMPLE are in a summary plan description distributed by your employer.
Reporting to the IRS
Whenever you are liable for one of the penalty taxes discussed above (6% for excess contributions, 10% for premature distributions or 50% for underpayments), you must file Form 5329 with the Internal Revenue Service. The form is to be attached to your federal income tax return for the tax year in which the penalty applies. Normal contributions and distributions must be shown on your income tax return for the year to which they relate.
Illustration of IRA Fixed Accumulations

	$1000	$1,000
	Annual	One Time
Year	Contribution	Contribution

1	$1,020.00	$1,020.00
2	$2,060.40	$1,040.40
3	$3,121.61	$1,061.21
4	$4,204.04	$1,082.43
5	$5,308.12	$1,104.08
6	$6,434.28	$1,126.16
7	$7,582.97	$1,148.68
8	$8,754.63	$1,171.65
9	$9,949.72	$1,195.08
10	$11,168.71	$1,218.98
11	$12,412.09	$1,243.36
12	$13,680.33	$1,268.23
13	$14,973.94	$1,293.59
14	$16,293.42	$1,319.46
15	$17,639.28	$1,345.85
16	$19,012.07	$1,372.77
17	$20,412.31	$1,400.23
18	$21,840.56	$1,428.23
19	$23,297.37	$1,456.79
20	$24,783.32	$1,485.93
21	$26,298.98	$1,515.65
22	$27,844.96	$1,545.96
23	$29,421.86	$1,576.88
24	$31,030.30	$1,608.42
25	$32,670.91	$1,640.59
26	$34,344.32	$1,673.40
27	$36,051.21	$1,706.87
28	$37,792.23	$1,741.01
29	$39,568.08	$1,775.83
30	$41,379.44	$1,811.35
31	$43,227.03	$1,847.58
32	$45,111.57	$1,884.53
33	$47,033.80	$1,922.22
34	$48,994.48	$1,960.66
35	$50,994.37	$1,999.87
36	$53,034.25	$2,039.87
37	$55,114.94	$2,080.67
38	$57,237.24	$2,122.28
39	$59,401.98	$2,164.73
40	$61,610.02	$2,208.02
41	$63,862.22	$2,252.18
42	$66,159.47	$2,297.22
43	$68,502.66	$2,343.16
44	$70,892.71	$2,390.02
45	$73,330.56	$2,437.82
46	$75,817.18	$2,486.58
47	$78,353.52	$2,536.31
48	$80,940.59	$2,587.04
49	$83,579.40	$2,638.78
50	$86,270.99	$2,691.56
51	$89,016.41	$2,745.39
52	$91,816.74	$2,800.30
53	$94,673.07	$2,856.31
54	$97,586.53	$2,913.44
55	$100,558.26	$2,971.71
56	$103,589.43	$3,031.14

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	$1000	$1,000
	Annual	One Time
Year	Contribution	Contribution

57	$106,681.22	$3,091.76
58	$109,834.84	$3,153.60
59	$113,051.54	$3,216.67
60	$116,332.57	$3,281.00
61	$119,679.22	$3,346.62
62	$123,092.81	$3,413.55
63	$126,574.66	$3,481.82
64	$130,126.16	$3,551.46
65	$133,748.68	$3,622.49
66	$137,443.65	$3,694.94
67	$141,212.53	$3,768.84
68	$145,056.78	$3,844.22
69	$148,977.91	$3,921.10
70	$152,977.47	$3,999.52
Neither the values, nor any earnings on the values in this variable annuity policy are guaranteed. To the extent that amounts are invested in the Fixed Accumulation Account of the insurer, the principal is guaranteed as well as interest at the guaranteed rate contained in the policy. For purposes of this projection, an annual earnings rate of 2% has been assumed. Withdrawals from the policy will incur a surrender charge for 3 years after amounts are deposited into the policy as follows: Year 1- 7%, Year 2- 7%, Year 3- 7%. See “Surrender Charge” in this prospectus for further information regarding application of the surrender charge.

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Appendix B

	Year Ended	Unit Value at	Unit Value at	Number of Units
	December 31	Beginning of Year	End of Year	at End of Year

Ohio National Fund
Money Market	2001	$11.14	$11.41	212,331
	2002	11.41	11.40	1,232,114
	2003	11.40	11.33	1,776,895
	2004	11.33	11.29	1,754,461
	2005	11.29	11.46	2,743,376
	2006	11.46	11.84	5,472,912
Equity	2001	9.95	8.98	993,612
	2002	8.98	7.20	1,598,962
	2003	7.20	10.24	2,284,880
	2004	10.24	11.36	3,393,994
	2005	11.36	11.89	5,548,866
	2006	11.89	12.50	7,279,217
Bond	2001	10.58	11.31	46,771
	2002	11.31	12.12	260,014
	2003	12.12	13.21	370,329
	2004	13.21	13.79	1,034,178
	2005	13.79	13.66	1,837,114
	2006	13.66	14.07	2,663,961
Onmi	2001	8.65	7.42	2,754
	2002	7.42	5.65	4,063
	2003	5.65	7.03	4,823
	2004	7.03	7.42	370,533
	2005	7.42	8.02	322,242
	2006	8.02	8.96	305,343
S&P 500 Index	2001	12.30	10.51	38,670
	2002	10.51	8.02	128,490
	2003	8.02	10.11	313,876
	2004	10.11	11.00	459,684
	2005	11.00	11.33	396,816
	2006	11.33	12.88	581,184
International	2001	11.85	8.23	5,154
	2002	8.23	6.44	17,662
	2003	6.44	8.42	232,432
	2004	8.42	9.38	1,858,646
	2005	9.38	10.12	5,032,602
	2006	10.12	11.90	8,151,307

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	Year Ended	Unit Value at	Unit Value at	Number of Units
	December 31	Beginning of Year	End of Year	at End of Year

International Small Company	2001	$10.38	$7.24	462
	2002	7.24	6.07	5,370
	2003	6.07	9.21	23,495
	2004	9.21	10.98	52,162
	2005	10.98	13.97	263,401
	2006	13.97	17.40	763,733
Capital Appreciation	2001	13.39	14.49	35,450
	2002	14.49	11.41	138,520
	2003	11.41	14.80	198,357
	2004	14.80	16.42	494,374
	2005	16.42	17.05	1,550,322
	2006	17.05	19.56	2,324,128
Mid Cap Opportunity	2001	13.45	11.54	15,551
	2002	11.54	8.47	29,735
	2003	8.47	12.22	47,347
	2004	12.22	13.68	244,454
	2005	13.68	14.84	268,274
	2006	14.84	16.05	422,053
Capital Growth	2001	22.58	19.01	87,098
	2002	19.01	10.86	107,337
	2003	10.86	15.01	118,677
	2004	15.01	17.72	61,427
	2005	17.72	17.93	67,956
	2006	17.93	21.25	131,305
High Income Bond	2001	9.12	9.38	24,855
	2002	9.38	9.61	113,924
	2003	9.61	11.64	270,586
	2004	11.64	12.70	400,197
	2005	12.70	12.90	582,304
	2006	12.90	14.01	908,344
Blue Chip	2001	10.56	9.98	9,624
	2002	9.98	7.93	30,308
	2003	7.93	9.90	160,032
	2004	9.90	10.70	212,626
	2005	10.70	11.05	201,599
	2006	11.05	12.68	460,054
Millennium	2001	9.32	7.50	24,306
	2002	7.50	4.97	61,177
	2003	4.97	6.75	62,086
	2004	6.75	7.39	68,265

Form 8524

41

	Year Ended	Unit Value at	Unit Value at	Number of Units
	December 31	Beginning of Year	End of Year	at End of Year

	2005	$7.39	$7.29	102,941
	2006	7.29	7.72	125,250
Aggressive Growth	2001	7.58	5.09	4,818
	2002	5.09	3.62	3,972
	2003	3.62	4.70	7,553
	2004	4.70	5.05	8,056
	2005	5.05	5.64	19,683
	2006	5.64	5.88	262,597
Small Cap Growth	2001	7.72	4.61	4,467
	2002	4.61	3.22	4,883
	2003	3.22	4.62	33,717
	2004	4.62	5.07	67,691
	2005	5.07	5.33	118,685
	2006	5.33	6.60	144,978
Nasdaq 100 Index	2001	6.03	4.01	47,945
	2002	4.01	2.48	90,603
	2003	2.48	3.61	195,929
	2004	3.61	3.92	275,075
	2005	3.92	3.92	1,562,791
	2006	3.92	4.12	3,318,359
Bristol	2002	10.00	7.83	576
	2003	7.83	10.22	1,368
	2004	10.22	10.95	4,790
	2005	10.95	12.10	685,688
	2006	12.10	13.89	1,459,339
Bryton Growth	2002	10.00	6.82	690
	2003	6.82	9.12	2,113
	2004	9.12	9.66	3,324
	2005	9.66	9.94	279,045
	2006	9.94	11.45	843,838
Balanced	2004	10.00	11.23	58,596
	2005	11.23	11.46	161,631
	2006	11.46	12.78	273,201
U.S. Equity	2004	10.00	11.60	123,625
	2005	11.60	12.44	388,993
	2006	12.44	13.24	696,202
Covered Call	2004	10.00	10.65	77,546
	2005	10.65	10.82	167,931
	2006	10.82	11.11	269,457

Form 8524

42

	Year Ended	Unit Value at	Unit Value at	Number of Units
	December 31	Beginning of Year	End of Year	at End of Year

Target VIP	2005	$10.00	$10.12	51,678
	2006	10.12	11.05	424,460
Target Equity/ Income	2005	10.00	10.11	98,317
	2006	10.11	10.90	818,183
Dow Target Variable Fund LLC
Dow Target 10 Portfolios
First Quarter	2002	10.00	8.54	933
	2003	8.54	10.55	7,386
	2004	10.55	10.74	15,564
	2005	10.74	9.94	18,854
	2006	9.94	12.63	29,134
Second Quarter	2002	10.00	9.14	516
	2003	9.14	11.58	8,352
	2004	11.58	11.64	13,728
	2005	11.64	11.18	21,012
	2006	11.00	14.29	20,026
Third Quarter	2002	11.18	7.83	1,289
	2003	7.83	9.61	16,272
	2004	9.61	9.79	30,819
	2005	9.79	9.13	38,720
	2006	9.13	11.52	40,606
Fourth Quarter	2001	10.00	9.64	1,073
	2002	9.64	8.97	1,530
	2003	8.97	10.95	9,117
	2004	10.95	10.92	22,424
	2005	10.92	10.29	34,639
	2006	10.29	12.93	40,329
Dow Target 5 Portfolios
First Quarter	2002	10.00	9.17	1,928
	2003	9.17	10.82	3,119
	2004	10.82	11.81	4,015
	2005	11.81	11.39	4,193
	2006	11.39	15.19	4,888
Second Quarter	2002	10.00	9.69	361
	2003	9.69	11.78	1,076
	2004	11.78	12.89	1,334
	2005	12.89	12.32	2,255
	2006	12.32	16.75	9,713

Form 8524

43

	Year Ended	Unit Value at	Unit Value at	Number of Units
	December 31	Beginning of Year	End of Year	at End of Year

Third Quarter	2002	$10.00	$9.65	326
	2003	9.65	10.93	489
	2004	10.93	11.63	1,191
	2005	11.63	9.27	5,555
	2006	9.27	12.47	3,258
Fourth Quarter	2001	10.00	9.30	129
	2002	9.30	8.64	129
	2003	8.64	10.18	833
	2004	10.18	10.70	1,353
	2005	10.70	9.23	4,510
	2006	9.23	12.60	17,231
Dreyfus Variable Insurance Fund
Appreciation	2003	10.00	11.69	33,538
	2004	11.69	12.08	159,129
	2005	12.08	12.41	192,509
	2006	12.41	14.22	257,849
Goldman Sachs Variable Insurance Trust
Goldman Sachs Growth and Income	2001	8.65	7.73	17,578
	2002	7.73	6.76	101,941
	2003	6.76	8.29	260,913
	2004	8.29	9.71	675,997
	2005	9.71	9.95	2,219,378
	2006	9.95	12.04	4,505,669
Goldman Sachs Structured U.S. Equity	2001	11.13	9.66	9,168
	2002	9.66	7.44	19,240
	2003	7.44	9.51	107,031
	2004	9.51	10.77	256,285
	2005	10.77	11.32	1,186,712
	2006	11.32	12.60	1,764,736
Goldman Sachs Capital Growth	2001	12.73	10.74	14,354
	2002	10.74	8.02	40,034
	2003	8.02	9.78	81,341
	2004	9.78	10.52	341,142
	2005	10.52	10.68	340,851
	2006	10.68	11.44	387,889
Janus Aspen Series (Service Shares)
Large Cap Growth	2001	8.06	5.98	49,195
	2002	5.98	4.32	88,062
	2003	4.32	5.60	121,438
	2004	5.60	5.76	143,353

Form 8524

44

	Year Ended	Unit Value at	Unit Value at	Number of Units
	December 31	Beginning of Year	End of Year	at End of Year

	2005	$5.76	$5.91	307,216
	2006	5.91	6.48	509,964
International Growth	2001	7.88	5.95	17,235
	2002	5.95	4.36	47,413
	2003	4.36	5.78	124,741
	2004	5.78	6.76	207,603
	2005	6.76	8.80	658,627
	2006	8.80	12.73	3,267,231
Worldwide Growth	2001	7.98	6.09	167,728
	2002	6.09	4.46	231,665
	2003	4.46	5.44	277,683
	2004	5.44	5.61	173,925
	2005	5.61	5.84	182,235
	2006	5.84	6.79	214,490
Balanced	2001	9.72	9.12	198,397
	2002	9.12	8.39	619,150
	2003	8.39	9.41	750,058
	2004	9.41	10.05	731,854
	2005	10.05	10.67	734,655
	2006	10.67	11.62	792,312
J.P. Morgan Series Trust II
JPMorgan Small Company	2001	10.38	9.41	9,841
	2002	9.41	7.27	35,249
	2003	7.27	9.75	88,857
	2004	9.75	12.23	324,871
	2005	12.23	12.47	410,658
	2006	12.47	14.15	505,709
JPMorgan Mid Cap Value	2002	10.96	10.89	27,090
	2003	10.89	13.92	128,380
	2004	13.92	16.62	516,511
	2005	16.62	17.90	1,903,328
	2006	17.90	20.63	2,977,195
Lazard Retirement Series
Lazard Retirement Small Cap	2001	11.09	12.97	10,077
	2002	12.97	10.53	77,031
	2003	10.53	14.25	135,822
	2004	14.25	16.14	303,487
	2005	16.14	16.56	343,406
	2006	16.56	18.96	496,818

Form 8524

45

	Year Ended	Unit Value at	Unit Value at	Number of Units
	December 31	Beginning of Year	End of Year	at End of Year

yLazard Retirement Emerging Markets	2002	$7.62	$7.41	9,097
	2003	7.41	11.17	23,810
	2004	11.17	14.38	271,393
	2005	14.38	19.97	550,527
	2006	19.97	25.60	905,939
Retirement Equity	2006	10.59	12.27	10,661
Retirement International Equity	2006	11.42	13.81	322,849
UBS Series Trust
U.S. Allocation	2001	10.10	8.71	34,619
	2002	8.71	6.62	54,906
	2003	6.62	8.32	130,845
	2004	8.32	9.05	172,629
	2005	9.05	9.52	182,675
	2006	9.52	10.42	169,197
MFS Variable Insurance Trust
MFS Investors Growth Stock	2001	10.00	10.71	352
	2002	10.71	7.63	9,047
	2003	7.63	9.23	31,333
	2004	9.23	9.92	47,262
	2005	9.92	10.20	44,799
	2006	10.20	10.79	72,462
MFS Mid Cap Growth	2001	10.00	11.10	765
	2002	11.10	6.19	17,411
	2003	6.19	8.34	32,903
	2004	8.34	9.41	54,171
	2005	9.41	9.54	69,956
	2006	9.54	9.63	493,294
MFS New Discovery	2001	10.00	11.55	552
	2002	11.55	7.77	27,475
	2003	7.77	10.22	33,090
	2004	10.22	10.70	41,765
	2005	10.70	11.09	39,581
	2006	11.09	12.35	54,284
MFS Total Return	2001	10.00	10.25	1,520
	2002	10.25	9.57	163,094
	2003	9.57	10.95	351,659
	2004	10.95	11.99	699,452
	2005	11.99	12.13	954,019
	2006	12.13	13.35	1,086,554

Form 8524

46

	Year Ended	Unit Value at	Unit Value at	Number of Units
	December 31	Beginning of Year	End of Year	at End of Year

Van Kampen Universal Institutional Funds (Class II)
Core Plus Fixed Income	2003	$10.00	$11.51	5,926
	2004	11.51	11.81	18,241
	2005	11.81	12.11	61,785
	2006	12.11	12.36	73,184
U.S. Real Estate	2003	10.00	12.78	54,294
	2004	12.78	17.14	247,102
	2005	17.14	19.74	662,709
	2006	19.74	26.80	1,224,978
Old Mutual Insurance Series Fund
Technology & Communications	2001	5.33	2.51	17,179
	2002	2.51	1.14	60,583
	2003	1.14	1.63	150,418
	2004	1.63	1.71	138,992
	2005	1.71	1.86	118,032
	2006	1.86	1.92	92,286
PIMCO Variable Insurance Trust
Real Return	2002	10.00	10.66	78,966
	2003	10.66	11.45	463,243
	2004	11.45	12.29	1,317,123
	2005	12.29	12.38	3,648,614
	2006	12.38	12.30	4,989,096
Total Return	2002	10.00	10.42	83,119
	2003	10.42	10.79	518,535
	2004	10.79	11.16	885,944
	2005	11.16	11.28	1,243,220
	2006	11.28	11.55	3,826,908
Global Bond	2002	10.00	10.68	3,492
	2003	10.68	12.02	103,003
	2004	12.02	13.15	123,337
	2005	13.15	12.11	232,808
	2006	12.11	12.49	431,636
Prudential Series Fund
Jennison	2001	8.57	6.88	3,341
	2002	6.88	4.67	68,648
	2003	4.67	5.97	191,480
	2004	5.97	6.43	258,410
	2005	6.43	7.23	226,412
	2006	7.23	7.23	319,160

Form 8524

47

	Year Ended	Unit Value at	Unit Value at	Number of Units
	December 31	Beginning of Year	End of Year	at End of Year

Jennison 20/20 Focus	2001	$9.72	$9.46	3,204
	2002	9.46	7.22	14,196
	2003	7.22	9.18	120,227
	2004	9.18	10.44	305,389
	2005	10.44	12.49	373,608
	2006	12.49	13.99	910,846
Legg Mason Partners Variable Portfolios I, Inc. (formerly Salomon Brothers Variable Series Funds, Inc.)
All Cap	2001	14.98	15.05	32,054
	2002	15.05	11.12	113,837
	2003	11.12	15.25	143,157
	2004	15.25	16.29	172,705
	2005	16.29	16.72	229,856
	2006	16.72	19.47	287,659
Total Return	2001	10.58	10.35	4,546
	2002	10.35	9.51	17,231
	2003	9.51	10.87	36,394
	2004	10.87	11.66	100,671
	2005	11.66	11.88	105,204
	2006	11.88	13.18	88,219
Investors	2001	12.68	11.98	6,269
	2002	11.98	9.09	45,433
	2003	9.09	11.87	55,417
	2004	11.87	12.92	55,853
	2005	12.92	13.57	72,239
	2006	13.57	15.83	94,054
Wells Fargo Advantage Variable Trust Funds
Discovery	2001	18.13	12.38	82,615
	2002	12.38	7.62	113,089
	2003	7.62	10.09	139,017
	2004	10.09	11.85	70,268
	2005	11.85	12.81	26,572
	2006	12.81	14.49	22,948
Opportunity	2001	13.35	12.67	144,783
	2002	12.67	9.15	241,758
	2003	9.15	12.36	270,449
	2004	12.36	14.41	156,244
	2005	14.41	15.33	108,801
	2006	15.33	16.96	73,210

Form 8524

48

	Year Ended	Unit Value at	Unit Value at	Number of Units
	December 31	Beginning of Year	End of Year	at End of Year

Fidelity Variable Insurance Products Fund
VIP Contra Fund	2001	$9.23	$7.96	36,987
	2002	7.96	7.10	138,341
	2003	7.10	8.97	452,094
	2004	8.97	10.19	841,473
	2005	10.19	11.72	1,657,605
	2006	11.72	12.89	3,831,444
VIP Mid Cap	2001	11.15	10.61	45,694
	2002	10.61	9.41	145,844
	2003	9.41	12.83	292,074
	2004	12.83	15.77	549,996
	2005	15.77	18.36	1,402,517
	2006	18.36	20.35	2,487,471
VIP Equity Income	2003	10.00	10.81	7,599
	2004	10.81	11.86	305,967
	2005	11.86	12.34	640,980
	2006	12.37	14.60	1,987,538
VIP Growth	2001	8.45	6.85	61,682
	2002	6.85	4.71	163,350
	2003	4.71	6.15	279,691
	2004	6.15	6.26	344,710
	2005	6.26	6.51	427,263
	2006	6.51	6.84	466,218
Alliance Variable Products Series
Growth & Income	2001	9.87	9.73	1,180
	2002	9.73	7.46	4,761
	2003	7.46	9.72	4,712
	2004	9.72	10.67	4,881
	2005	10.67	11.00	4,733
	2006	11.00	12.69	3,163
Royce Capital Fund
Small Cap	2003	10.00	13.96	142,177
	2004	13.96	17.20	420,426
	2005	17.20	18.41	924,397
	2006	18.41	20.98	1,382,513
Micro-Cap	2003	10.00	14.68	54,230
	2004	14.68	16.48	243,632
	2005	16.48	18.14	597,291
	2006	18.14	21.67	1,253,113

Form 8524

49

	Year Ended	Unit Value at	Unit Value at	Number of Units
	December 31	Beginning of Year	End of Year	at End of Year

yFranklin Templeton Variable Insurance Products Trust
Franklin Income Securities Fund	2006	$10.36	$12.09	2,106,856
Franklin Flex Cap Securities Fund	2006	11.14	11.55	217,024
Templeton Foreign Securities Fund	2006	11.18	13.39	1,576,553
Neuberger Berman Advisers Management Trust
AMT Regency Portfolio	2006	10.00	10.17	1,355,510

Form 8524

50

Statement of Additional Information Contents

Custodian
Independent Registered Public Accounting Firm
Underwriter
Calculation of Money Market Yield
Total Return
Loans under Tax-sheltered Annuities
Financial Statements

1940 Act File Number 811-1978
1933 Act File Number 333-52006

Form 8524

51

Ohio National Variable Account A
of
The Ohio National Life Insurance Company
One Financial Way
Montgomery, Ohio 45242
Telephone (800) 366-6654
Statement of Additional Information
May 1, 2007
This Statement of Additional Information is not a prospectus. Read it along with the prospectus for Ohio National Variable Account A (“VAA”) flexible purchase payment individual variable annuity contracts dated May 1, 2007. To get a free copy of the prospectus for VAA, write or call us at the above address.

Custodian	2
Independent Registered Public Accounting Firm	2
Underwriter	2
Calculation of Money Market Yield	3
Total Return	3
Loans Under Tax-sheltered Annuities	5
Financial Statements
“ONcoreLite VA”

Custodian
U.S. Bank, N.A., 425 Walnut Street, Cincinnati, Ohio 45202, holds custody of VAA’s assets.
Independent Registered Public Accounting Firm
The financial statements of Ohio National Variable Account A and the consolidated financial statements and schedules of The Ohio National Life Insurance Company and subsidiaries for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. The report of KPMG LLP covering the December 31, 2006 consolidated financial statements and schedules of The Ohio National Life Insurance Company and subsidiaries refers to the adoption of AICPA Statement of Position 03-1, Accounting and Reporting by Insurance Enterprises for Certain Non-Traditional Long Duration Contracts and for Separate Accounts, in 2004. KPMG LLP is located at 191 West Nationwide Blvd., Columbus, Ohio, 43215.
Underwriter
We offer the contracts continuously. The principal underwriter of the contracts is Ohio National Equities, Inc. (“ONEQ”), a wholly-owned subsidiary of ours. The aggregate amount of commissions paid to ONEQ for contracts issued by VAA, and the amounts retained by ONEQ, for each of the last three years have been:

	Aggregate	Retained
Year	Commissions	Commissions
2006	$80,123,822	$13,243,555
2005	$55,437,760	$10,292,152
2004	$57,887,088	$10,504,630

2

Calculation of Money Market Yield
The annualized current yield of the Money Market subaccount for the seven days ended on December 31, 2006, was 5.06%. This was calculated by determining the net change, exclusive of capital changes and income other than investment income, in the value of a hypothetical pre-existing account having a balance of one Money Market accumulation unit at the beginning of the seven-day period, subtracting a hypothetical charge reflecting deductions from the contract, and dividing the difference by the beginning value to obtain the seven-day return, and multiplying the difference by 365/7 (or 366/7 during a leap year). The result is rounded to the nearest hundredth of one percent.
Total Return
The average annual compounded rate of return for a contract for each subaccount over a given period is found by equating the initial amount invested to the ending redeemable value using the following formula:
P(1 + T)n = ERV

where:	P = a hypothetical initial payment of $1,000,
T = the average annual total return,
n = the number of years, and
ERV = the ending redeemable value of a hypothetical $1,000 beginning-of-period payment at the end of the period (or fractional portion thereof).
We will up-date standardized total return data based upon Fund performance in the subaccounts within 30 days after each calendar quarter.
In addition, we may present non-standardized total return data, using the above formula but based upon Fund performance before the date we first offered this series of contracts (March 26, 2001). This will be presented as if the same charges and deductions applying to these contracts had been in effect from the inception of each Fund. Note that, for purposes of these calculations, we convert the $30 annual contract administration charge to an annual percentage charge of 0.00%. This is based upon an average contract value of $104,762. There is no annual contract administration charge for contracts over $50,000. The effect of that charge on contracts with total value less than $50,000 would be to reduce the total returns. The returns below assume surrender of the contract and deduction of the applicable surrender charge at the ends of the periods shown. However, these returns do not reflect any additional charges for optional additional benefit riders. If those charges were to apply, the returns below would be decreased accordingly.
The average annual total returns for the contracts from the inception of each Fund and for the one-, five- and ten-year periods ending on December 31, 2006 (assuming surrender of the contract then) are as follows:

							Since
	Fund	Life of				Subaccount	Subaccount
	Inception	Fund	1 Year	5 Year	10 Year	Inception	Inception
Ohio National Fund, Inc.
Aggressive Growth Portfolio	3/31/1995	-1.33%	-2.68%	2.91%	-3.72%	3/31/1995	-1.33%
Balanced Portfolio	5/3/2004	7.37%	4.57%	—	—	5/3/2004	7.37%
Blue Chip Portfolio	5/1/1998	2.78%	7.75%	4.91%	—	5/1/1998	2.78%
Bond Portfolio	11/2/1982	6.01%	-4.00%	4.45%	4.41%	11/2/1982	6.01%
Bristol Portfolio	5/1/2002	7.31%	7.82%	—	—	5/1/2002	7.31%
Bryton Growth Portfolio	5/1/2002	2.94%	8.13%	—	—	5/1/2002	2.94%
Capital Appreciation Portfolio	4/30/1994	10.08%	7.77%	6.19%	8.97%	4/30/1994	10.08%
Capital Growth Portfolio	5/1/1998	9.09%	11.47%	2.24%	—	5/1/1998	9.09%
Covered Call Portfolio	5/3/2004	1.53%	-4.28%	—	—	5/3/2004	1.53%
Equity Portfolio	1/14/1971	8.13%	-1.80%	6.85%	5.22%	1/14/1971	8.13%
High Income Bond Portfolio	5/1/1998	3.97%	1.61%	8.37%	—	5/1/1998	3.97%
International Portfolio	5/3/1993	5.81%	10.58%	7.66%	2.76%	5/3/1993	5.81%
International Small Company Portfolio	3/31/1995	10.34%	17.61%	19.18%	10.30%	3/31/1995	10.34%
Mid Cap Opportunity Portfolio	1/3/1997	9.42%	1.14%	6.81%	—	1/3/1997	9.42%
Millennium Portfolio	4/30/1994	9.48%	-1.10%	0.57%	5.59%	4/30/1994	9.48%
Money Market Portfolio	7/31/1980	4.52%	-3.68%	0.75%	2.23%	7/31/1980	4.52%
Nasdaq-100 Index Portfolio	5/1/2000	-12.46%	-1.86%	0.56%	—	5/1/2000	-12.46%
Omni Portfolio	9/10/1984	6.08%	4.76%	3.86%	1.38%	9/10/1984	6.08%
S&P 500 Index Portfolio	1/3/1997	6.79%	6.71%	4.16%	—	1/3/1997	6.79%
Small Cap Growth Portfolio	1/3/1997	3.81%	16.87%	7.45%	—	1/3/1997	3.81%
Target Equity/Income Portfolio	11/2/2005	1.74%	0.86%	—	—	11/2/2005	1.74%
Target VIP Portfolio	11/2/2005	3.01%	2.24%	—	—	11/2/2005	3.01%
U.S. Equity Portfolio	5/3/2004	8.89%	-0.56%	—	—	5/3/2004	8.89%

Dow Target Variable Fund, LLC
Dow Target 10 - First Quarter Portfolio	1/4/1999	2.96%	20.09%	5.40%	—	1/4/1999	2.96%
Dow Target 10 - Second Quarter Portfolio	4/1/1999	4.72%	20.85%	7.55%	—	4/1/1999	4.72%
Dow Target 10 - Third Quarter Portfolio	7/1/1999	1.91%	19.19%	5.84%	—	7/1/1999	1.91%
Dow Target 10 - Fourth Quarter Portfolio	10/1/1999	3.61%	18.66%	6.04%	—	10/1/1999	3.61%
Dow Target 5 - First Quarter Portfolio	1/1/2000	6.78%	31.89%	8.24%	—	1/3/2000	6.78%
Dow Target 5 - Second Quarter Portfolio	4/1/2000	7.94%	28.97%	9.05%	—	4/1/2000	7.94%
Dow Target 5 - Third Quarter Portfolio	7/1/2000	3.45%	27.50%	2.60%	—	7/1/2000	3.45%
Dow Target 5 - Fourth Quarter Portfolio	10/1/1999	3.24%	29.43%	6.24%	—	10/1/1999	3.24%

Dreyfus Variable Investment Fund
Appreciation Portfolio	12/31/1999	1.14%	7.61%	3.50%	—	5/1/2003	10.09%

Fidelity® Variable Insurance Products
VIP Contrafund® Portfolio	1/31/1995	12.47%	2.90%	10.10%	9.33%	5/1/2000	3.88%
VIP Growth Portfolio	10/31/1986	8.85%	-1.90%	-0.01%	4.75%	5/1/2000	-5.54%
VIP Mid Cap Portfolio	12/31/1998	17.02%	3.86%	13.92%	—	5/1/2000	11.25%
VIP Equity-Income Portfolio	10/9/1986	9.67%	11.28%	7.19%	7.46%	10/1/2003	13.44%

3

							Since
	Fund	Life of				Subaccount	Subaccount
	Inception	Fund	1 Year	5 Year	10 Year	Inception	Inception

Franklin Templeton Variable Insurance Products Trust
Franklin Income Securities Fund	1/6/1999	8.18%	9.61%	10.81%	—	5/2/2005	8.14%
Franklin Flex Cap Growth Securities Fund	5/2/2005	5.06%	-3.25%	—	—	5/2/2005	5.06%
Franklin Foreign Securities Fund	5/1/1997	6.28%	12.77%	9.76%	—	5/2/2005	15.44%

Goldman Sachs Variable Insurance Trust
Goldman Sachs Growth & Income Fund	1/12/1998	3.96%	13.94%	9.26%	—	5/1/1998	2.16%
Goldman Sachs Structured U.S. Equity Fund	2/12/1998	3.88%	4.34%	5.45%	—	5/1/1998	2.70%
Goldman Sachs Capital Growth Fund	4/30/1998	1.61%	0.06%	1.26%	—	5/1/1998	1.56%

J.P. Morgan Series Trust II
JPMorgan Small Company Portfolio	1/3/1995	9.48%	6.42%	8.49%	6.53%	5/1/1998	4.09%
JPMorgan Mid Cap Value Portfolio	9/28/2001	15.05%	8.23%	13.50%	—	11/1/2001	15.07%

Janus Aspen Series (Service Shares)
Large Cap Growth Portfolio	9/13/1993	6.73%	2.60%	1.60%	4.38%	4/30/1998	1.21%
International Growth Portfolio	5/2/1994	13.77%	37.61%	16.43%	12.32%	4/30/1998	10.37%
Worldwide Growth Portfolio	9/13/1993	9.32%	9.31%	2.21%	5.67%	4/30/1998	2.16%
Balanced Portfolio	9/13/1993	9.76%	1.89%	4.97%	8.67%	4/30/1998	6.25%

Lazard Retirement Seris, Inc.
Lazard Retirement Small Cap Portfolio	11/4/1997	7.79%	7.47%	7.88%	—	7/1/1999	8.91%
Lazard Retirement Emerging Markets Portfolio	11/3/1997	10.10%	21.16%	27.41%	—	7/1/1999	13.36%
Lazard Retirement Equity Portfolio	1/30/1998	3.69%	8.87%	5.64%	—	5/2/2005	9.17%
Lazard Retirement International Equity Portfolio	9/1/1998	4.91%	13.84%	10.79%	—	5/2/2005	17.69%

Legg Mason Partners Variable Portfolios, Inc.
Legg Mason Partners Variable All Cap Portfolio	2/17/1998	8.91%	9.49%	5.29%	—	5/1/1998	8.00%
Legg Mason Partners Variable Total Return Portfolio	2/17/1998	3.68%	4.01%	4.95%	—	5/1/1998	3.24%
Legg Mason Partners Variable Investors Portfolio	2/17/1998	6.22%	9.63%	5.72%	—	5/1/1998	5.45%

MFS® Variable Insurance Trust
MFS® New Discovery Series	5/1/2000	-1.14%	4.37%	1.35%	—	11/1/2001	4.18%
MFS® Investors Growth Stock Series	5/1/2000	-5.89%	-1.17%	0.15%	—	11/1/2001	1.49%
MFS® Mid Cap Growth Series	5/1/2000	-5.65%	-6.11%	-2.80%	—	11/1/2001	-0.73%
MFS® Total Return Series	5/1/2000	5.73%	3.09%	5.43%	—	11/1/2001	5.77%

Neuberger Berman Advisers Management Trust
AMT Regency Portfolio	4/28/2005	12.09%	2.41%	—	—	5/1/2006	-5.26%

PIMCO Variable Insurance Trust
Real Return Portfolio	9/30/1999	6.91%	-7.67%	6.02%	—	8/1/2002	4.80%
Total Return Portfolio	12/31/1997	4.25%	-4.58%	3.59%	—	8/1/2002	3.33%
Global Bond Portfolio	1/10/2002	6.84%	-3.79%	—	—	8/1/2002	5.18%

The Prudential Series Fund, Inc.
Jennison 20/20 Portfolio	5/2/1999	6.12%	5.05%	8.14%	—	1/3/2000	4.92%
Jennison Portfolio	4/24/1995	7.67%	-7.03%	0.99%	5.39%	1/3/2000	-4.55%

Royce Capital Fund
Royce Micro-Cap Portfolio	12/31/1996	14.97%	12.40%	12.66%	14.96%	5/1/2003	23.50%
Royce Small-Cap Portfolio	12/31/1996	13.39%	6.98%	13.02%	13.39%	5/1/2003	22.43%

(Van Kampen) The Universal Institutional Funds, Inc. (Class II Shares)
Core Plus Fixed Income Portfolio	5/1/2003	2.81%	-4.87%	—	—	5/1/2003	2.81%
U.S. Real Estate Portfolio	5/1/2003	31.04%	28.77%	—	—	5/1/2003	31.04%
International Growth Equity Portfolio	5/1/2006	0.66%	—	—	—	5/1/2006	0.66%
Equity Growth Portfolio	5/5/2003	10.27%	-4.61%	—	—	5/1/2006	-4.66%

4

Loans Under Tax-Sheltered Annuities
Contracts issued as tax-sheltered annuities under plans qualifying under Section 403(b) of the Code, and allowing for voluntary contributions only, are eligible for loans secured by a security interest in the contract. A loan must be for at least $1,000 and may only be made from the Guaranteed Account. The loan amount is limited by the maximum loan formula described in your contract.
We charge an annual effective rate of interest up to 7%. You must generally repay your loans within 5 years (or 20 years if you use the loan to purchase your primary home).
The amount of the death benefit, the amount payable on a full surrender and the amount that will be applied to provide an annuity will all be reduced by your loan balance, including accrued interest.

5

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Consolidated Financial Statements
December 31, 2006 and 2005
(With Report of Independent Registered Public Accounting Firm Thereon)

Report of Independent Registered Public Accounting Firm
The Board of Directors and Stockholder
The Ohio National Life Insurance Company:
We have audited the accompanying consolidated balance sheets of The Ohio National Life Insurance Company (a wholly owned subsidiary of Ohio National Financial Services, Inc.) and subsidiaries (collectively, the Company) as of December 31, 2006 and 2005, and the related consolidated statements of income, changes in stockholder’s equity, and cash flows for each of the years in the three-year period ended December 31, 2006. In connection with our audits of the consolidated financial statements, we have also audited financial statement schedules I, III, IV, and V. These consolidated financial statements and financial statement schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these consolidated financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of The Ohio National Life Insurance Company and subsidiaries as of December 31, 2006 and 2005, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2006, in conformity with U.S. generally accepted accounting principles. Also, in our opinion, the related financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.
As discussed in note 2(n) to the consolidated financial statements, effective January 1, 2004, the Company adopted Statement of Position 03-1, Accounting and Reporting by Insurance Enterprises for Certain Non-Traditional Long-Duration Contracts and for Separate Accounts .
/s/ KPMG LLP
Columbus, OH
April 24, 2007

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Consolidated Balance Sheets
December 31, 2006 and 2005
(Dollars in thousands, except share amounts)

	2006	2005
Assets
Investments (notes 5, 10, and 11):
Securities available-for-sale, at fair value:
Fixed maturities	$5,135,429	6,007,446
Fixed maturities securities on loan	1,101,587	577,985
Equity securities	25,077	22,213
Fixed maturities held-to-maturity, at amortized cost	440,302	511,719
Trading securities, at fair value:
Reinsurance portfolio	5,044	6,697
Seed money	1,978	1,429
Mortgage loans on real estate, net	1,271,736	1,264,158
Real estate, net	4,581	5,959
Policy loans	216,703	195,242
Other long-term investments	14,950	12,996

Total investments	8,217,387	8,605,844

Cash	29,713	76,491
Accrued investment income	92,478	96,016
Deferred policy acquisition costs	868,665	774,299
Reinsurance recoverable (note 16)	1,443,263	1,354,499
Other assets (note 8)	61,120	55,129
Federal income tax receivable	—	4,239
Assets held in separate accounts (note 10)	5,163,034	3,702,369

Total assets	$15,875,660	14,668,886

Liabilities and Stockholder’s Equity
Future policy benefits and claims (note 6)	$8,865,273	9,121,942
Policyholders’ dividend accumulations	55,098	56,372
Other policyholder funds	40,952	41,255
Notes payable (net of unamortized discount of $427 in 2006 and $450 in 2005) (note 7)	99,573	99,550
Federal income taxes (note 9):
Current	4,973	—
Deferred	102,342	121,204
Other liabilities	170,258	181,370
Liabilities related to separate accounts (note 10)	5,163,034	3,702,369

Total liabilities	14,501,503	13,324,062

Commitments and contingencies (notes 9, 11, 15 and 16)

Stockholder’s equity (notes 3 and 13):
Class A common stock, $1 par value. Authorized, issued, and outstanding 10,000,000 shares	10,000	10,000
Additional paid-in capital	162,939	162,939
Accumulated other comprehensive income	55,872	103,862
Retained earnings	1,145,346	1,068,023

Total stockholder’s equity	1,374,157	1,344,824

Total liabilities and stockholder’s equity	$15,875,660	14,668,886

See accompanying notes to consolidated financial statements.

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Consolidated Statements of Income
Years ended December 31, 2006, 2005, and 2004
(Dollars in thousands)

	2006	2005	2004
Revenues:
Traditional life insurance premiums	$209,290	187,443	162,789
Annuity premiums and charges	69,548	56,079	48,106
Universal life policy charges	92,748	86,124	83,918
Accident and health insurance premiums	19,614	20,201	20,611
Investment management fees	7,620	6,290	5,144
Change in value of trading portfolio	399	279	(30,860)
Change in value of reinsurance derivatives (notes 2(n) and 16)	63	(204)	31,083
Net investment income (note 5)	543,070	564,385	565,775
Net realized losses on investments (note 5)	(14,613)	(38,355)	(24,109)
Other income	48,896	40,800	32,987

	976,635	923,042	895,444

Benefits and expenses:
Benefits and claims	538,823	525,465	515,268
Provision for policyholders’ dividends on participating policies	34,271	31,709	31,003
Amortization of deferred policy acquisition costs, excluding impact of realized gains (losses)	111,063	90,668	76,032
Amortization of deferred policy acquisition costs due to realized gains (losses)	2,606	(3,544)	(2,480)
Other operating costs and expenses (note 12)	128,246	110,313	102,518

	815,009	754,611	722,341

Income before income taxes and cumulative effect of change in accounting principle	161,626	168,431	173,103

Income taxes (note 9):
Current expense	45,650	24,087	51,560
Deferred expense	8,653	26,550	7,847

	54,303	50,637	59,407

Income before cumulative effect of change in accounting principle	107,323	117,794	113,696

Cumulative effect of change in accounting principle, net of tax (notes 2(n) and 9)	—	—	498

Net income	$107,323	117,794	114,194

See accompanying notes to consolidated financial statements.

3

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.
Consolidated Statements of Changes in Stockholder’s Equity
Years ended December 31, 2006, 2005, and 2004
(Dollars in thousands)

			Accumulated
	Class A	Additional	other		Total
	common	paid-in	comprehensive	Retained	stockholder’s
	stock	capital	income	earnings	equity
2004:
Balance, beginning of year	$10,000	149,976	75,614	894,035	1,129,625
Capital contribution from parent (note 13)	—	12,963	—	—	12,963
Dividends to stockholder (note 13)	—	—	—	(30,000)	(30,000)
Comprehensive income:
Net income	—	—	—	114,194	114,194
Other comprehensive income (note 4)	—	—	77,885	—	77,885

Total comprehensive income					192,079

Balance, end of year	$10,000	162,939	153,499	978,229	1,304,667

2005:
Balance, beginning of year	$10,000	162,939	153,499	978,229	1,304,667
Dividends to stockholder (note 13)	—	—	—	(28,000)	(28,000)
Comprehensive income:
Net income	—	—	—	117,794	117,794
Other comprehensive loss (note 4)	—	—	(49,637)	—	(49,637)

Total comprehensive income					68,157

Balance, end of year	$10,000	162,939	103,862	1,068,023	1,344,824

2006:
Balance, beginning of year	$10,000	162,939	103,862	1,068,023	1,344,824
Dividends to stockholder (note 13)	—	—	—	(30,000)	(30,000)
Comprehensive income:
Net income	—	—	—	107,323	107,323
Other comprehensive loss (note 4)	—	—	(47,990)	—	(47,990)

Total comprehensive income					59,333

Balance, end of year	$10,000	162,939	55,872	1,145,346	1,374,157

See accompanying notes to consolidated financial statements.

4

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.
Consolidated Statements of Cash Flows
Years ended December 31, 2006, 2005, and 2004
(Dollars in thousands)

	2006	2005	2004
Cash flows from operating activities:
Net income	$107,323	117,794	114,194
Adjustments to reconcile net income to net cash provided by operating activities
Proceeds from sale of fixed maturities trading	1,945	1,191	629,870
Proceeds from sale of equity securities trading	—	5,969	—
Cost of fixed maturities trading acquired	(486)	(1,375)	(17,599)
Cost of equity securities trading acquired	—	(2)	—
Interest credited to policyholder account values	293,077	299,990	313,721
Universal life and investment-type product policy fees	(94,465)	(83,796)	(75,841)
Capitalization of deferred policy acquisition costs	(191,910)	(162,034)	(147,012)
Amortization of deferred policy acquisition costs	113,669	87,124	73,552
Amortization and depreciation	1,953	1,433	7,670
Realized losses on invested assets, net	14,613	38,355	24,109
Change in value of trading securities	(399)	(279)	30,860
Deferred federal income tax expense	8,653	26,550	7,847
Cumulative effect of change in accounting principle	—	—	(498)
Change in value of reinsurance derivatives	(63)	204	(31,083)
Decrease in accrued investment income	3,538	2,831	11,503
Increase in other assets	(32,340)	(20,838)	(75,110)
Net increase in Separate Accounts	—	—	10,928
Increase in policyholder liabilities	150,720	84,395	129,931
(Decrease) increase in policyholders’ dividend accumulations and other funds	(1,577)	21,285	(2,715)
Increase (decrease) in current income tax payable	9,212	(21,626)	11,161
(Decrease) increase in other liabilities	(11,049)	16,612	(355,347)
Other, net	6,719	657	(3,231)

Net cash provided by operating activities	379,133	414,440	656,910

Cash flows from investing activities:
Proceeds from maturity of fixed maturities available-for-sale	15,300	49,854	56,508
Proceeds from sale of fixed maturities available-for-sale	602,901	759,844	920,058
Proceeds from sale of equity securities	14,287	5,559	15
Proceeds from maturity of fixed maturities held-to-maturity	90,145	146,607	113,867
Proceeds from the sale of held-to-maturity securities	—	—	9,936
Proceeds from repayment of mortgage loans on real estate	199,707	136,099	161,044
Proceeds from sale of real estate	1,111	2,690	543
Cost of fixed maturities available-for-sale acquired	(386,150)	(868,905)	(1,316,910)
Cost of equity securities acquired	(14,051)	(10,283)	(14,755)
Cost of fixed maturities held-to-maturity acquired	(18,000)	(37,402)	(93,827)
Cost of mortgage loans on real estate acquired	(207,021)	(199,559)	(152,107)
Cost of real estate acquired	(566)	(155)	(252)
Change in policy loans, net	(21,461)	(5,634)	(5,344)
Change in other invested assets, net	(2,387)	2,626	37,831

Net cash provided by (used in) investing activities	273,815	(18,659)	(283,393)

Cash flows from financing activities:
Universal life and investment product account deposits	2,177,981	1,571,730	1,549,369
Universal life and investment product account withdrawals	(2,847,707)	(1,915,582)	(1,894,145)
Dividends paid to parent	(30,000)	(28,000)	(30,000)
Debt repayment	—	—	(35,000)

Net cash used in financing activities	(699,726)	(371,852)	(409,776)

Net (decrease) increase in cash and cash equivalents	(46,778)	23,929	(36,259)

Cash and cash equivalents, beginning of year	76,491	52,562	88,821

Cash and cash equivalents, end of year	$29,713	76,491	52,562

Supplemental disclosures:
Income taxes paid	$35,935	32,720	40,947
Interest paid on notes payable	8,000	8,000	9,683
See accompanying notes to consolidated financial statements.

5

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2006 and 2005
(Dollars in thousands)
(1)	Organization, Consolidation Policy, and Business Description

The Ohio National Life Insurance Company (ONLIC) is a stock life insurance company. Ohio National Life Assurance Corporation (ONLAC) is a wholly owned stock life insurance subsidiary included in the consolidated financial statements. ONLIC also owns 51% of SMON Holdings, Inc. (SMON). SMON is a holding company formed in New York during 2002 by Ohio National Financial Services, Inc. (ONFS) and Security Mutual Life Insurance Company of New York (SML) to acquire National Security Life and Annuity Company (NSLAC), formerly known as First ING Life Insurance Company of New York. ONLIC and its subsidiaries are collectively referred to as the “Company”. All significant intercompany accounts and transactions have been eliminated in consolidation.

On February 12, 1998, ONLIC’s Board of Directors approved a plan of reorganization (Reorganization) for the Company under the provision of Sections 3913.25 to 3913.38 of the Ohio Revised Code relating to mutual insurance holding companies. The Reorganization was approved by the Company’s policyholders and by the Ohio Department of Insurance (Department) and became effective on August 1, 1998 (Effective Date). As part of the Reorganization (see note 2(m)), ONLIC became a stock company 100% owned by ONFS. ONFS is 100% owned by Ohio National Mutual Holdings, Inc. (ONMH), an Ohio mutual holding company.

ONLIC and ONLAC are life and health insurers licensed in 47 states, the District of Columbia and Puerto Rico. The Company offers a full range of life, health, and annuity products through independent agents and other distribution channels and is subject to competition from other insurers throughout the United States. The Company is subject to regulation by the insurance departments of states in which it is licensed and undergoes periodic examinations by those departments.

NSLAC is licensed in 18 states and the District of Columbia and markets a portfolio of variable life insurance and variable annuity products through its general agency system.

The following is a description of the most significant risks facing life and health insurers and how the Company mitigates those risks:
Legal/Regulatory Risk is the risk that changes in the legal or regulatory environment in which an insurer operates will create additional expenses not anticipated by the insurer in pricing its products. That is, regulatory initiatives designed to protect or benefit policyholders that reduce insurer profits, new legal theories or insurance company insolvencies (through guaranty fund assessments) may create costs for the insurer beyond those recorded in the consolidated financial statements. The Company attempts to mitigate this risk by offering a wide range of products and by operating throughout the United States, thus reducing its exposure to any single product or jurisdiction, and also by employing underwriting practices which identify and minimize the adverse impact of this risk.
(Continued)

6

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2006 and 2005
(Dollars in thousands)
Credit Risk is the risk that issuers of securities owned by the Company or mortgagors on mortgage loans on real estate owned by the Company will default or that other parties, including reinsurers, which owe the Company money, will not pay. The Company attempts to minimize this risk by adhering to a conservative investment strategy that includes adequate diversification of the investment portfolio, by maintaining reinsurance and credit and collection policies and by closely monitoring the credit worthiness of investees and reinsurers and taking prompt actions as necessary.

Interest Rate Risk is the risk that interest rates will change and cause a decrease in the value of an insurer’s investments. This change in rates may cause certain interest-sensitive products to become uncompetitive or may cause disintermediation. The Company attempts to mitigate this risk by charging fees for nonconformance with certain policy provisions, by offering products that transfer this risk to the purchaser, and/or by attempting to match the maturity schedule of its assets with the expected payouts of its liabilities. To the extent that liabilities come due more quickly than assets mature, an insurer would have to borrow funds or sell assets prior to maturity and potentially recognize a gain or loss.

Concentration Risk is the risk that arises from the Company’s reliance upon certain key business relationships. As a result of significant fixed annuity sales, two types of concentration risk have arisen. First, the distribution of these products is highly concentrated among a few key institutional producers. The Company’s largest distributor of fixed annuities contributed approximately 55% of total fixed annuity deposits in 2006 and approximately 27% of total fixed annuity deposits in 2005. A change in the status of the Company’s relationship with the largest producer would, at a minimum, require time and effort on the Company’s behalf to replace the stream of new assets. Some of the new production exposure risk is attempted to be mitigated by the use of reinsurance. Each reinsurance contract covers up to 1 1/2 years of new annuity issuances. As such, with each new reinsurance contract the Company has the ability to retain a larger share of a reduced production number, thereby preventing the Company’s total new business retention from dropping directly proportional to a decline in direct sales.

Based on policyholder account balances, the Company’s largest distributor accounted for approximately 52% and 55% of total fixed annuity reserves as of December 31, 2006 and 2005, respectively. It is possible that a change in the Company’s relationship with this distributor could result in the loss of existing business and a large outflow of the Company’s general account assets along with the subsequent loss of the investment spread earned on those assets.

Second, in order to minimize statutory capital strain related to the large increase in fixed annuity sales, the Company has entered into various coinsurance arrangements. The Company has limited its relationships under this type of arrangement to only a few, select reinsurers. If the Company is unable to continue to negotiate acceptable coinsurance arrangements in the future, management could be required to limit future annuity sales, seek additional capital, or both.
(Continued)

7

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2006 and 2005
(Dollars in thousands)
Equity Market Risk is the risk of loss due to declines in the equity markets that the Company participates in. The Company’s primary equity risk relates to the Company’s individual variable annuity contracts which offer guaranty riders. There are four main types of benefits: guaranteed minimum death benefit (GMDB), guaranteed minimum income benefit (GMIB), guaranteed minimum account benefit (GMAB) and guaranteed minimum withdrawal benefit (GMWB) The GMDB generally provides a benefit if the annuitant dies and the contract value is less than a specified amount. The specified amount may be based on the premiums paid, a contract value on a specified anniversary date or premiums paid increased by an annual interest rate factor, all of which are adjusted for amounts withdrawn. A decline in the stock market causing the contract value to fall below this specified amount, which varies from contract to contract, will increase the net amount at risk (the GMDB in excess of the contract value), which could result in additional GMDB claims. The GMIB provides a benefit if the annuitant elects to receive an annuitization benefit after a ten year window from rider issue. The Annuitization base is equal to premiums less withdrawals rolled up at 6% annually. The GMAB provides a benefit of return of premium (less withdrawals) at the end of ten years. The GMWB is similar to the GMAB except the policyholder is allowed to make periodic withdrawals instead of waiting for the benefit in a lump sum at the end of ten years. We will refer to the total of these four classes as the G reserves.

As of December 31, 2006, direct G reserves were $10.9 million, ceded G reserves were $(0.1) million and net G reserves were $11.0 million. As of December 31, 2005, direct G reserves were $4.9 million, ceded G reserves were $(0.8) million and net G reserves were $5.8 million.

The total amount at risk under GMDB guarantees is determined by comparing each contract’s account value at the end of the year to the GMDB amount. The total amount at risk under GMDB features as of December 31, 2006 was $64 million, of which $48 million was reinsured, with a net amount at risk of $16 million. The total amount at risk under GMDB features as of December 31, 2005 was $98 million, of which $76 million was reinsured, with a net amount at risk of $22 million. All Separate Account assets associated with these contracts are invested in shares of various mutual funds offered by the Company and its sub advisors. The weighted averaged attained age of GMDB contract holders was 64 and 64 as of December 31, 2006 and 2005, respectively.

A significant source of revenues for the Company is derived from asset fees, which are calculated as a percentage of Separate Account assets. Thus, losses in the equity markets, unless offset by additional sales of variable products, will result in corresponding decreases in Separate Account assets and asset fee revenue.

Reinsurance Risk is the risk that the Company will experience a decline in the availability of financially stable reinsurers for its ongoing business needs. The Company has entered into reinsurance contracts to cede a portion of its general account life, annuity and health business. Total amounts recoverable under these reinsurance contracts include ceded reserves, paid and unpaid claims, and certain other amounts, which totaled $1,443,263 and $1,354,499 as of December 31, 2006 and 2005, respectively. The ceding of risk does not discharge the Company, as the original insurer, from its primary obligation to the contract holder. Under the terms of the annuity
(Continued)

8

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2006 and 2005
(Dollars in thousands)
coinsurance contracts, trusts have been established as collateral for the recoveries. The trust assets are invested in investment grade securities, the treaty value of which must at all times be greater than or equal to 103% of the reinsured reserves, as outlined in each of the underlying treaties. Generally, treaty value is defined as amortized cost. However, for any bond that falls below investment grade, treaty value is defined as fair value.
(2)	Summary of Significant Accounting Policies

The significant accounting policies followed by the Company that materially affect financial reporting are summarized below. The accompanying consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (GAAP), which differ from statutory accounting practices prescribed or permitted by regulatory authorities (see note 3).
(a)	Valuation of Investments, Related Gains and Losses, and Investment Income

Fixed maturity securities are classified as held-to-maturity when the Company has the positive intent and ability to hold the securities to maturity and are stated at amortized cost. Fixed maturity securities related to the Company’s funds withheld reinsurance arrangements are classified as trading and are stated at fair value, with the unrealized gains and losses included in the accompanying consolidated statements of income. The mutual fund shares that comprise Separate Account seed money are classified as general account trading securities and stated at fair value, with the unrealized gains and losses included in the accompanying consolidated statements of income. Fixed maturity securities not classified as held-to-maturity or trading and all equity securities are classified as available-for-sale and are stated at fair value, with the unrealized gains and losses, net of adjustments to deferred policy acquisition costs, future policy benefits and claims and deferred federal income tax, reported as a separate component of accumulated other comprehensive income in stockholder’s equity. The adjustment to deferred policy acquisition costs represents the change in amortization of deferred policy acquisition costs that would have been required as a charge or credit to operations had such unrealized amounts been realized and allocated to the product lines. The adjustments to future policy benefits and claims represents the increase in policy reserves from using a discount rate that would have been required had such unrealized gains had been realized and the proceeds reinvested at then current market interest rates, which were lower than the existing effective portfolio rate.

The fair value of fixed maturity and marketable equity securities is generally obtained from independent pricing services based on market quotations. For fixed maturity securities not priced by independent services (generally private placement securities and securities that do not trade regularly), an internally developed pricing model or “internal pricing matrix” is most often used. The internal pricing matrix is developed by obtaining spreads versus the U.S. Treasury yield for corporate securities with varying weighted average lives and bond ratings. The weighted average life and bond rating of a particular fixed maturity security to be priced using the internal matrix are important inputs into the model and are used to determine a corresponding spread that is added to the U.S. Treasury yield to create an estimated market yield for the bond. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular fixed maturity security.
(Continued)

9

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2006 and 2005
(Dollars in thousands)
Additionally, for valuing certain fixed maturity securities with complex cash flows such as certain mortgage-backed and asset-backed securities, qualified company representatives determine the fair value using other modeling techniques, primarily a commercial software application utilized in valuing complex securitized investments with variable cash flows. As of December 31, 2006, 81.4% of the fair values of fixed maturity securities were obtained from independent pricing services, 18.1% from the Company’s pricing matrices and 0.5% from other sources.

For mortgage-backed securities, the Company recognizes income using a constant effective yield method based on prepayment assumptions and the estimated economic life of the securities. When actual prepayments differ from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income. All other investment income is recorded using the interest method without anticipating the impact of prepayments.

Mortgage loans on real estate are carried at the unpaid principal balance less valuation allowances. The Company provides valuation allowances for impairments of mortgage loans on real estate based on a review by portfolio managers. Mortgage loans on real estate are considered impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When management determines that a loan is impaired, a provision for loss is established equal to the difference between the carrying value and the present value of expected future cash flows discounted at the loan’s effective interest rate or, at the fair value of the collateral less estimated costs to sell, if the loan is collateral dependent. In addition to the valuation allowance on specific loans, the Company maintains an unallocated allowance for probable losses inherent in the loan portfolio as of the balance sheet date, but not yet specifically identified by loan. Changes in the valuation allowance are recorded in net realized gains and losses. Loans in foreclosure and loans considered to be impaired as of the balance sheet date are placed on nonaccrual status. Cash receipts on nonaccrual status mortgage loans on real estate are included in interest income in the period received.

The valuation allowance account for mortgage loans on real estate is maintained at a level believed adequate by management and reflects management’s best estimate of probable credit losses, including losses incurred at the balance sheet date but not yet identified by specific loan. Management’s periodic evaluation of the adequacy of the allowance for losses is based on past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect the borrower’s ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors.

Real estate is carried at cost less accumulated depreciation and valuation allowances. Other long-term investments are carried on the equity basis, adjusted for valuation allowances.

Realized gains and losses on the sale of investments are determined on the basis of specific security identification on the trade date. Any capital gains occurring in the Closed Block (see note 2(m)) portfolio are offset by increases in the deferred policyholder obligation for that group of policies.
(Continued)

10

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2006 and 2005
(Dollars in thousands)
Management regularly reviews its fixed maturity and equity securities portfolios to evaluate the necessity of recording impairment losses for other-than-temporary declines in fair value of investments. The process involves monitoring market events that could impact issuers’ credit ratings, business climate, management changes, litigation and government actions, and other similar factors. This process also involves monitoring late payments, downgrades by rating agencies, key financial ratios, financial statements, revenue forecasts and cash flow projections as indicators of credit issues.

At the end of each quarter, all fixed maturity and equity securities are reviewed to determine whether impairments should be recorded. For those securities where fair value is less than fifty percent of amortized cost for one month or eighty percent of amortized cost for six consecutive months or more, an analysis is prepared which focuses on each issuer’s ability to service its debts and the length of time and extent the security has been valued below cost. This process includes an assessment of the credit quality of each investment in the entire securities portfolio.

The Company considers relevant facts and circumstances in evaluating whether the impairment of a security is other-than-temporary (OTI). Relevant facts and circumstances considered include (1) the current fair value of the security as compared to cost, (2) the length of time the fair value has been below cost, (3) the financial position of the issuer, including the current and future impact of any specific events, and (4) the Company’s ability and intent to hold the security to maturity or until recovers in value. To the extent the Company determines that a security is deemed to be other–than-temporarily impaired, the difference between amortized cost and fair value would be charged to income as a realized investment loss, resulting in a permanent reduction to the cost basis of the underlying investment.

There are a number of significant risks and uncertainties inherent in the process of monitoring impairments and determining if impairment is other-than-temporary. These risks and uncertainties include (1) the risk that the Company’s assessment of an issuer’s ability to meet all of its contractual obligations will change based on changes in the credit characteristics of that issuer, (2) the risk that the economic outlook will be worse than expected or have more of an impact on the issuer than anticipated, (3) the risk that fraudulent information could be provided to the Company’s investment professionals who determine the fair value estimates and other-than-temporary impairments, and (4) the risk that new information obtained by the Company or changes in other facts and circumstances lead the Company to change its intent to hold the security to maturity or until it recovers in value. Any of these situations could result in a charge to income in a future period.

Dividends are recorded on the ex-dividend date and interest is accrued as earned.

(b)	Revenues and Benefits

Traditional Life Insurance Products – Traditional life insurance products include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life, limited-payment life, term life, and certain annuities with life contingencies. Premiums for traditional life insurance products are recognized as revenue when due. Benefits and expenses are associated with earned
(Continued)

11

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2006 and 2005
(Dollars in thousands)
premiums so as to result in recognition of profits over the life of the contract. This association is accomplished by the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

Investment Products and Universal Life Insurance Products: Investment products consist primarily of individual and group variable and fixed deferred annuities, annuities without life contingencies and guaranteed investment contracts. Universal life insurance products include universal life, variable universal life, and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net interest income, cost of insurance charges, policy administration fees, and surrender charges that have been earned and assessed against policy account balances during the period. The timing of revenue recognition as it relates to fees assessed on investment contracts and universal life contracts is determined based upon the nature of such fees. Cost of insurance charges and policy administrative fees are assessed on a daily, monthly or annual basis, and recognized as revenue when assessed and earned. Certain amounts assessed that represent compensation for services to be provided in future periods are reported as unearned revenue and recognized in income over the periods benefited. Surrender charges are recognized upon surrender of a contract in accordance with contractual terms. Policy benefits and claims that are charged to expense include benefits and claims incurred in the period in excess of related policy account balances, maintenance costs, and interest credited to policy account balances.

Accident and Health Insurance Products – Accident and health insurance premiums are recognized as revenue in accordance with the terms of the policies. Policy claims are charged to expense in the period that the claims are incurred.

(c)	Deferred Policy Acquisition Costs (DAC) and Capitalized Sales Inducements

The recoverable costs of acquiring new business, principally commissions, certain expenses of the policy issue and underwriting department and certain variable sales expenses that relate to and vary with the production of new and renewal business have been capitalized. For traditional nonparticipating life insurance products, DAC is being amortized with interest over the premium paying period of the related policies in proportion to premium revenue. Such anticipated premium revenue was estimated using the same assumptions as were used for computing liabilities for future policy benefits. For traditional participating life insurance products, DAC is being amortized in proportion to gross margins of the related policies. Gross margins are determined for each issue year and are equal to premiums plus investment income less death claims, surrender benefits, administrative costs, expected policyholder dividends, and the increase in reserve for future policy benefits. For investment and universal life products, DAC is being amortized with interest over the lives of the policies in relation to the present value of the estimated future gross profits from projected interest margins, asset fees, cost of insurance charges, policy administration fees, surrender charges, and net realized gains and losses less policy benefits and policy maintenance expenses. DAC for participating life and investment and universal life business is adjusted to reflect the impact of unrealized gains and losses on the related fixed maturity securities available-for-sale (see note 2(a)).
(Continued)

12

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2006 and 2005
(Dollars in thousands)
The most significant assumptions that are involved in the estimation of future gross profits include future net separate account performance, surrender/lapse rates, interest margins and mortality. The Company’s long-term assumption for net separate account performance is 8.58%, a blend of expected returns from stock, money market and bond funds after deductions for policy charges. The Company assumes that the level of separate account assets resulting from market performance will revert, over a three year period, to the level expected if the long-term assumed trend rate had applied. This assumption to the estimation of long-term returns is commonly referred to as a reversion to the mean. The Company’s policy regarding the reversion to the mean process does not permit projected returns to be below 2.72% or in excess of 16.65% during the three-year reversion period.

Changes in assumptions can have a significant impact on the amount of DAC reported for investment products and universal life insurance products and their related amortization patterns. In the event actual experience differs from assumptions or assumptions are revised, the Company is required to record an increase or decrease in DAC amortization expense (DAC unlocking), which could be significant. In general, increases in the estimated general and separate account returns result in increased expected future profitability and may lower the rate of DAC amortization, while increases in lapse/surrender and mortality assumptions reduce the expected future profitability of the underlying business and may increase the rate of DAC amortization. Any resulting DAC unlocking adjustments are reflected currently in the consolidated statements of income.

The Company offers certain sales inducements to contract holders. Sales inducements are product features that enhance the investment yield on a contract. The Company utilizes the following sales inducements: day-one bonuses, which increase the account value at inception, and enhanced yield options which credit interest for a specified period in excess of rates currently being offered for other similar contracts. Sales inducement costs are deferred and amortized using the same methodology and assumptions used to amortize capitalized acquisition costs.

(d)	Separate Accounts

Separate Account assets and liabilities represent contract holders’ funds, which have been segregated into accounts with specific investment objectives. Separate account assets are recorded at fair value based primarily on market quotations of the underlying securities. The investment income and gains or losses of these accounts accrue directly to the contract holders. The activity of the Separate Accounts is not reflected in the consolidated statements of income and cash flows except for the fees the Company receives for administrative services and risks assumed and the activity related to guaranteed contracts, which are riders to existing variable annuity contracts. Separate Account seed money recorded as a general account trading security.

The variable annuities that comprise the Separate Account generally provide an incidental death benefit of the greater of account value or minimum guaranteed death benefit. In 1998 the Company began offering policies with a minimum guaranteed death benefit that is adjusted every three or six years to the current account value adjusted for withdrawals on a pro rata basis. Also during 1998, the Company introduced a minimum guaranteed death benefit equal to premiums paid less withdrawals. Riders were available that provided for a one year adjustment to the current account value, and a
(Continued)

13

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2006 and 2005
(Dollars in thousands)
guaranteed minimum death benefit increased at 6% per year (until age 80) with a cap at twice the purchase amount, adjusted for any withdrawals prior to death.

In 1999 the Company began selling a policy with a minimum guaranteed death benefit that is adjusted every eight years to the current account value adjusted for withdrawals on a pro-rata basis.

In 2001, the Company began selling enhanced benefits riders. These provide for an additional death benefit up to 40% of the excess of (a) the account value before any additional death benefits or other riders over (b) the contract basis. At no time will the additional death benefit exceed $1 million.

In 2004 the Company introduced a new rider to replace one of the 1998 GMDB riders. The 2004 rider provides for a guaranteed minimum death benefit increased at 6% per year (until age 80) with a cap at twice the purchase amount (identical to the 1998 version). However, only the first 6% of withdrawals are adjusted on a dollar for dollar basis with further withdrawals adjusted on a pro-rata basis.

In 2005 two additional GMDB riders were introduced. The first provides a guaranteed minimum death benefit increased at 6% per year (until age 85) with no cap, adjusted for any withdrawals prior to death. The second provides a guaranteed minimum death benefit increased at 6% per year (until age 85) with no cap, adjusted for any withdrawals (dollar for dollar on the first 6%, pro rata on the remainder) prior to death.

In 2006, three new GMDB riders were introduced. The first rider replaced the 2004 version and the second replaced the 2005 version. The benefits of these two riders are the same as the ones they replaced. The third rider is an annual reset death benefit rider. This rider must be purchased in conjunction with the GMIB annual reset rider. The policyholder has the option each year to reset their death benefit amount to the GMIB amount. The assets and liabilities of these accounts are carried at market.

The Company’s GMDB claim reserves are determined by estimating the expected value of death benefits on contracts that trigger a policy benefit and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance as appropriate, with a related charge or credit to benefits and claims in the period of evaluation if actual experience or other evidence suggests that earlier assumptions should be revised.

In 2002 the Company began selling a GMIB rider. This rider, which is issued through age 80, provides for a guaranteed minimum fixed income in the form of a monthly annuity. The monthly income is determined by applying a guaranteed income base to the annuity tables in the rider. The guaranteed income base is the greater of (a) the premiums increased at 6% per year (4% for rider issue ages 76-80) until age 85, with adjustment for withdrawals or (b) the highest contract anniversary value prior to age 85. The amount for the latter during a period between contract anniversaries is determined by increasing the previous anniversary value by additional premiums and adjusting it, on a pro rata basis, for withdrawals. In 2004 the Company introduced a new rider to
(Continued)

14

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2006 and 2005
(Dollars in thousands)
replace the 2002 GMIB rider. This rider is identical to the original version except that only the first 6% of withdrawals are adjusted on a dollar for dollar basis with further withdrawals adjusted on a pro-rata basis. In 2006, two riders replaced the 2004 version. They are identical to the 2004 version with the following modifications: the first has an optional annual reset provision and must be issued in conjunction with the annual reset death benefit rider; the second had an optional five year reset provision. GMIB claim reserves are determined each period by estimating the expected value of annuitization benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance as appropriate, with a related charge or credit to benefits and claims in the period of evaluation, if actual experience or other evidence suggests that earlier assumptions should be revised.

In 2003, the Company began selling a GMAB rider, in which the account value on the tenth anniversary will not be less than the remaining initial premium. A GMAB represents an embedded derivative in the variable annuity contract that is required to be separated from, and valued apart from, the host variable annuity contract. The embedded derivative is carried at fair value and reported in future policy benefits and claims. The fair value of the GMAB embedded derivative is calculated based on actuarial assumptions related to the projected benefit cash flows, incorporating numerous assumptions, including but not limited to, expectations of contract holder persistency, market returns, correlations of market returns and market return volatility.

In 2004 the Company began selling two versions of a GMWB riders that guarantee, in the case of one version, 7% and in the alternate version 8%, withdrawals of the premium per year for 10 years and at the tenth anniversary, the account value will not be less than the remaining premium. A GMWB represents an embedded derivative in the variable annuity contract that is required to be separated from, and valued apart from, the host variable annuity contract. The embedded derivative is carried at fair value and reported in future policy benefits and claims. The fair value of GMWB embedded derivative is calculated based on actuarial assumptions related to projected benefit cash flows, incorporating numerous assumptions including, but not limited to, expectations of contract holder persistency, market returns, correlations of market returns and market return volatility.

(e)	Future Policy Benefits

Future policy benefits for traditional life insurance policies have been calculated using a net level premium method based on estimates of mortality, morbidity, investment yields, and withdrawals which were used or which were being experienced at the time the policies were issued (see note 6).

Future policy benefits for investment products in the accumulation phase, universal life insurance products and variable universal life insurance products have been calculated based on participants’ contributions plus interest credited less applicable contract charges (see note 6).
(Continued)

15

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2006 and 2005
(Dollars in thousands)
(f)	Participating Business

Participating business represents approximately 8%, 8%, and 9%, of the Company’s ordinary life insurance in force as of December 31, 2006, 2005, and 2004, respectively. The provision for policyholders’ dividends is based on current dividend scales.

(g)	Reinsurance Ceded

Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported on a gross basis.

(h)	Income Taxes

Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.

The Company and its subsidiaries, excluding SMON and NSLAC, are included as part of the consolidated Federal income tax return of its common parent, Ohio National Mutual Holdings, Inc. (ONMH). ONMH cannot include the subsidiaries SMON and NSLAC since ownership requirements of 80% have not been met to file a consolidated return. SMON and NSLAC each file separately their own Federal income tax returns.

(i)	Cash Equivalents

For purposes of the consolidated statements of cash flows, the Company considers all short-term investments with original maturities of three months or less to be cash equivalents.

(j)	Use of Estimates

In preparing the consolidated financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities as of the date of the consolidated financial statements and revenues and expenses for the reporting period. Actual results could differ significantly from those estimates.

The estimates susceptible to significant change are those used in determining the balance, amortization and recoverability of deferred policy acquisition costs, the liability for future policy benefits and claims, contingencies, income taxes, valuation allowances for mortgage loans on real estate, and impairment losses on investments. Although some variability is inherent in these estimates, the recorded amounts reflect management’s best estimates based on facts and
(Continued)

16

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2006 and 2005
(Dollars in thousands)
circumstances as of the balance sheet date. Management believes the amounts provided are appropriate.

(k)	Goodwill

In accordance with GAAP, goodwill is not amortized, but rather evaluated periodically, at the reporting unit level, for impairment. The reporting unit is the operating segment or a business one level below the operating segment if discrete financial information is prepared and regularly reviewed by management at that level. The evaluation is completed at least annually and between annual evaluations if events occur or circumstances change that would more likely than not reduce the fair value of the reporting unit below its carry amount. The Company conducts annual goodwill impairment testing in the fourth quarter.

The process of evaluating goodwill for impairment requires several judgments and assumptions to be made to determine the fair value of the reporting unit. If the carrying value of a reporting unit’s goodwill exceeds fair value, the excess is recognized as an impairment and recorded as a charge against net income.

(l)	Investment Management Fees

Investment management fees are earned by various subsidiaries in conjunction with money management activities. The fees are recognized in income as earned.

(m)	Closed Block

The Reorganization contained an arrangement, known as a closed block (the Closed Block), to provide for dividends on policies that were in force on the Effective Date and were within classes of individual policies for which the Company had a dividend scale in effect at the time of the Reorganization. The Closed Block was designed to give reasonable assurance to owners of affected policies that assets will be available to support such policies, including maintaining dividend scales in effect at the time of the Reorganization, if the experience underlying such dividend scales continues. The assets, including revenue there from, allocated to the Closed Block will accrue solely to the benefit of the owners of policies included in the Closed Block until the Closed Block is no longer in effect. The Company is not required to support the payment of dividends on Closed Block policies from its general funds.

The financial information of the Closed Block is consolidated with all other operating activities, and while prepared in conformity with the American Institute of Certified Public Accountant’s Statement of Position No. 00-3, Accounting by Insurance Enterprises for Demutualizations and Formations of Mutual Insurance Holding Companies and for Certain Long-Duration Participating Contracts, reflects its contractual provisions and not its actual results of operations and financial position. Many expenses related to the Closed Block operations are charged to operations outside the Closed Block; accordingly, the contribution from the Closed Block does not represent the actual profitability of the Closed Block operations. Operating costs and expenses outside of the Closed Block are, therefore, disproportionate to the business outside of the Closed Block.
(Continued)

17

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2006 and 2005
(Dollars in thousands)
Summarized financial information of the Closed Block as of December 31, 2006 and 2005, and for each of the years in the three-year period ended December 31, 2006 follows:

	2006	2005
Closed Block assets:
Fixed maturity securities available for sale, at fair value (amortized cost of $349,076 and $341,993, as of December 31, 2006 and 2005, respectively)	$360,645	358,287
Fixed maturity securities held to maturity, at amortized cost	32,047	37,874
Mortgage loans on real estate, net	115,239	109,773
Policy loans	123,067	118,544
Short-term investments	18,863	22,175
Accrued investment income	5,227	5,248
Deferred policy acquisition costs	77,175	78,286
Reinsurance recoverable	1,587	1,649
Other assets	2,884	2,293

	$736,734	734,129

Closed Block liabilities:
Future policy benefits and claims	$749,700	749,263
Policyholders’ dividend accumulations	19,296	21,720
Other policyowner funds	6,206	5,374
Deferred tax liability	4,049	5,703

	$779,251	782,060

(Continued)

18

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2006 and 2005
(Dollars in thousands)

	2006	2005	2004
Closed Block revenues and expenses:
Traditional life insurance premiums	$46,112	50,304	54,588
Net investment income	46,153	46,850	48,467
Net realized losses on investments	(578)	(2,781)	(2,094)
Benefits and claims	(55,567)	(57,476)	(61,186)
Provision for policyholders’ dividends on participating policies	(20,948)	(21,196)	(23,297)
Amortization of deferred policy acquisition costs	(4,040)	(4,049)	(4,144)
Other operating costs and expenses	(3,591)	(3,688)	(3,701)

Income before federal income taxes	$7,541	7,964	8,633

(n)	Recently Issued Accounting Pronouncements

In February 2007, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 159, The Fair Value Option for Financial Assets and Financial Liabilities, Including an amendment of FASB Statements No. 115 (SFAS 159). SFAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. The objective is to improve financial reporting by providing entities with the opportunity to mitigate volatility in reported earnings caused by measuring related assets and liabilities differently without having to apply complex hedge accounting provisions. SFAS 159 is expected to expand the use of fair value measurement, which is consistent with the FASB’s long-term measurement objectives for accounting for financial instruments. SFAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. SFAS 159 does not affect any existing accounting literature that requires certain assets and liabilities to be carried at fair value. In addition, SFAS 159 does not establish requirements for recognizing and measuring dividend income, interest income or interest expense, nor does it eliminate disclosure requirements included in other accounting standards, including requirements for disclosures about fair value measurements included in SFAS No. 157, Fair Value Measurements (SFAS 157), and SFAS No. 107, Disclosures about Fair Value of Financial Instruments. SFAS 159 is effective as of the beginning of an entity’s first fiscal year beginning after November 15, 2007. The Company currently is evaluating the impact of adopting SFAS 159.

In September 2006, the Financial Accounting Standards Board (FASB) issued SFAS No. 158, Employers’ Accounting for Defined Benefit Pension and Other Postretirement Plans – an amendment of FASB Statements No. 87, 88, 106, and 132 (R) (SFAS 158). SFAS 158 requires an employer to recognize the overfunded or underfunded status of a defined benefit postretirement plan
(Continued)

19

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2006 and 2005
(Dollars in thousands)
(other than a multiemployer plan) as an asset or liability on its balance sheet and to recognize changes in that funded status in the year in which the changes occur through comprehensive income. SFAS 158 also requires an employer to measure the funded status of a plan as of the date of its year-end balance sheet, with limited exceptions. An employer without publicly traded equity securities is required to recognize the funded status of a defined benefit postretirement plan and to provide the required disclosures as of the end of the fiscal year ending after June 15, 2007. The requirement to measure plan assets and benefit obligations as of the date of the employer’s fiscal year-end balance sheet is effective for the Company for fiscal years ending after December 15, 2008. If in the last quarter of the preceding fiscal year an employer enters into a transaction that results in a settlement or experiences an event that causes a curtailment of the plan, the related gain or loss pursuant to Statement 88 or 106 is required to be recognized in earnings that quarter. Earlier application of the recognition or measurement date provisions is encouraged; however, early application must be for all of an employer’s benefit plans. Retrospective application of SFAS 158 is not permitted. The Company currently is evaluating the impact of adopting SFAS 158.

In September 2006, the FASB issued SFAS No. 157, Fair Value Measurements (SFAS 157). SFAS 157 provides enhanced guidance for using fair value to measure assets and liabilities. SFAS 157 also provides guidance regarding the extent to which companies measure assets and liabilities at fair value, the information used to measure fair value, and the effect of fair value measurements on earnings. SFAS 157 applies whenever other standards require (or permit) assets or liabilities to be measured at fair value but does not expand the use of fair value in any new circumstances. SFAS 157 is effective for fiscal years beginning after November 15, 2007, with early adoption permitted. The Company currently is evaluating the impact of adopting SFAS 157.

In September 2006, the United States Securities and Exchange Commission (SEC) issued Staff Accounting Bulletin (SAB) No. 108 (SAB 108). SAB 108 addresses how the effects of prior year uncorrected misstatements should be considered when quantifying misstatements in current-year financial statements. SAB 108 requires registrants to quantify misstatements using both the balance sheet and income-statement approaches and to evaluate whether either approach results in quantifying an error that is material in light of relevant quantitative and qualitative factors. SAB 108 does not change the SEC’s previous guidance in SAB No. 99 on evaluating the materiality of misstatements. A registrant applying the new guidance for the first time that identifies material errors in existence at the beginning of the first fiscal year ending after November 15, 2006, may correct those errors through a one-time cumulative effect adjustment to beginning-of-year retained earnings. The cumulative effect alternative is available only if the application of the new guidance results in a conclusion that a material error exists as of the beginning of the fiscal year ending after November 15, 2006, and those misstatements were determined to be immaterial based on a proper application of the registrant’s previous method for quantifying misstatements. Because of the beginning-of-year recognition of the cumulative effect adjustment, misstatements occurring in the year of adoption cannot be included in that adjustment. SAB 108 requires the following disclosures if a cumulative effect adjustment is recorded: the nature and amount of each individual error included in the cumulative effect adjustment; when and how each error arose; and the fact that the errors had previously been considered immaterial. The cumulative effect adjustment is available
(Continued)

20

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2006 and 2005
(Dollars in thousands)
only for prior-year uncorrected misstatements. The adjustment should not include amounts related to changes in accounting estimates. SAB 108 did not have a material impact on the Company’s financial position or results of operations upon adoption.

In June 2006, the FASB issued FASB Interpretation (FIN) No. 48, Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No . 109, Accounting for Income Taxes (FIN 48). FIN 48 clarifies the accounting for uncertainty in income taxes recognized in an enterprise’s financial statements in accordance with FASB Statement No. 109, Accounting for Income Taxes. FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure, and transition. FIN 48 is effective for fiscal years beginning after December 15, 2006. FIN 48 is effective for fiscal years beginning after December 15, 2006. The Company plans to adopt FIN 48 effective January 1, 2007. The Company is currently evaluating the impact of adopting FIN 48.

In February, 2006, the FASB issued SFAS No. 155, Accounting for Certain Hybrid Financial Instruments (SFAS 155). SFAS 155 amends SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities (SFAS 133), and SFAS No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities (SFAS 140). SFAS 155 also resolves issues addressed in SFAS 133 Implementation Issue No. D1, Application of Statement 133 to Beneficial Interests in Securitized Financial Assets. The following is a summary of SFAS No. 155: (1) permits an entity to make an irrevocable election to measure any hybrid financial instrument that contains an embedded derivative that otherwise would require bifurcation at fair value in its entirety, with changes in fair value recognized in earnings; (2) clarifies which interest-only strips and principal-only strips are not subject to the requirements of SFAS 133; (3) establishes a requirement to evaluate interests in securitized financial assets to identify interests that are freestanding derivatives or that are hybrid financial instruments that contain an embedded derivative requiring bifurcation; (4) clarifies that concentrations of credit risk in the form of subordination are not embedded derivatives; and (5) amends SFAS 140 to eliminate the prohibition on a qualifying special purpose entity from holding a derivative financial instrument that pertains to a beneficial interest other than another derivative financial instrument. SFAS 155 is effective for all financial instruments acquired or issued after the beginning of an entity’s first fiscal year that begins after September 15, 2006. Earlier adoption is permitted as of the beginning of an entity’s fiscal year, provided the entity has not yet issued financial statements, including financial statements for any interim period for that fiscal year. Provisions of SFAS 155 may be applied to instruments that an entity holds at the date of adoption on an instrument-by-instrument basis. The Company plans to adopt SFAS 155 effective January 1, 2007. The Company is currently evaluating the impact of adopting SFAS 155.

In September 2005, the Accounting Standards Executive Committee of the American Institute of Certified Public Accountants (AICPA) issued Statement of Position (SOP) 05-1, Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts (SOP 05-1). SOP 05-1 provides guidance on accounting by
(Continued)

21

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2006 and 2005
(Dollars in thousands)
insurance enterprises for deferred acquisition costs on internal replacements of insurance and investment contracts other than those specifically described in SFAS No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments, issued by the FASB. SOP 05-1 defines an internal replacement as a modification in product benefits, features, rights or coverages that occurs as a result of the exchange of a contract for a new contract, or by amendment, endorsement or rider to a contract, or by the election of a new feature or coverage within a contract. SOP 05-1 is effective for internal replacements occurring in fiscal years beginning after December 15, 2006, with earlier adoption encouraged. Retrospective application of SOP 05-1 to previously issued financial statements is not permitted. Initial application of SOP 05-1 is required as of the beginning of an entity’s fiscal year. The Company will adopt SOP 05-1 effective January 1, 2007. The Company is currently evaluating the impact of adopting SOP 05-1.

In May 2005, the FASB issued SFAS No. 154, Accounting Changes and Error Corrections (SFAS 154), which replaces Accounting Principles Board (APB) Opinion No. 20, Accounting Changes (APB 20), and SFAS No. 3, Reporting Accounting Changes in Interim Financial Statements. SFAS 154 applies to all voluntary changes in accounting principle as well as to changes required by an accounting pronouncement in the unusual instance that the pronouncement does not include specific transition provisions. SFAS 154 is effective for accounting changes and corrections of errors made in fiscal years beginning after December 15, 2005, with earlier adoption permitted. The Company adopted SFAS 154 effective January 1, 2006. SFAS 154 has not had any impact on the Company’s financial position or results of operations since adoption.

In July 2003, the AICPA issued SOP 03-1: Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts (SOP 03-1) to address many topics. The most significant topic is the appropriate accounting for policies with GMDB. SOP 03-1 requires companies to determine whether the presence of a GMDB causes a contract to be an insurance contract rather than an investment contract. For insurance contracts, companies are required to establish a reserve to recognize a portion of current period revenues that are compensation for future insurance benefits. SOP 03-1 also provides guidance on separate account presentation, interest in separate accounts, sales inducements, annuitization options and indexed returns on separate accounts. The Company adopted SOP 03-1 on January 1, 2004. As a result, the Company’s seed money interest in separate accounts was reclassified from a separate account asset to a trading security general account asset. The amount of unrealized gain related to the seed money interest at the date of the reclassification was $498, net of a federal tax expense of $268. This gain was reported as a cumulative effect of change in accounting principle on the consolidated statement of income. There was no material impact on policyholder liabilities as a result of the adoption of SOP 03-1.

(o)	Reclassifications

Certain amounts in the 2005 and 2004 consolidated financial statements have been reclassified to conform to the 2006 presentation.
(Continued)

22

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2006 and 2005
(Dollars in thousands)
(3)	Basis of Presentation

The accompanying consolidated financial statements have been prepared in accordance with GAAP, which differs from statutory accounting practices prescribed or permitted by regulatory authorities. Annual Statements for ONLIC, ONLAC and NSLAC, filed with their respective insurance departments, are prepared on a basis of accounting practices prescribed or permitted by such regulatory authority in their respective states of domicile. Prescribed statutory accounting practices include a variety of publications of the National Association of Insurance Commissioners (NAIC), as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed. ONLIC, ONLAC and NSLAC have no material permitted statutory accounting practices.

The combined statutory basis net income of ONLIC and ONLAC, after intercompany eliminations, was $70,099, $68,685, and $75,190 for the years ended December 31, 2006, 2005, and 2004, respectively. The combined statutory basis capital and surplus of ONLIC and ONLAC, after intercompany eliminations, was $791,304 and $749,816, as of December 31, 2006 and 2005, respectively. The statutory basis net loss of NSLAC was $(715), $(352), and $(463) for the years ended December 31, 2006, 2005, and 2004, respectively. The statutory basis capital and surplus of NSLAC was $20,013 and $20,735 as of December 31, 2006 and 2005, respectively. The primary reasons for the differences between equity and net income (loss) on a GAAP basis versus capital and surplus and net income (loss) on a statutory basis are that, for GAAP reporting purposes: (1) the costs related to acquiring business, principally commissions and certain policy issue expenses, are amortized over the period benefited rather than charged to income in the year incurred; (2) future policy benefit reserves are based on anticipated Company experience for lapses, mortality and investment yield, rather than statutory mortality and interest requirements, without consideration of withdrawals; (3) investments in bonds available-for-sale are carried at fair value rather than amortized cost; (4) the asset valuation reserve and interest maintenance reserve are not recorded; (5) Separate Account seed money is classified as a trading security recorded at fair value as opposed to a component of Separate Account assets; (6) the fixed maturity securities that are related to NSLAC’s funds withheld reinsurance arrangement are classified as trading securities recorded at fair value as opposed to amortized cost; (7) reserves are reported gross of ceded reinsurance balances; (8) changes in deferred taxes are recognized in operations; (9) the costs of providing defined pension benefits include nonvested participants; (10) the costs of providing postretirement benefits include nonvested participants; (11) there is a presentation of other comprehensive income and comprehensive income; (12) consolidation for GAAP is based on whether the Company has voting control, or for certain variable interest entities, has the majority of the entity’s expected losses and/or expected residual returns while for statutory, consolidation is not applicable; (13) the statements of cash flows are not presented in the manner prescribed by the NAIC; and (14) surplus notes are presented as part of notes payable within liabilities and are not presented as a component of capital and surplus.
(Continued)

23

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2006 and 2005
(Dollars in thousands)
(4)	Comprehensive Income

Comprehensive income includes net income as well as certain items that are reported directly within the separate components of stockholders’ equity that are not recorded in net income (other comprehensive income (loss)). The related before and after income tax amounts of other comprehensive income (loss) for the years ended December 31, 2006, 2005, and 2004 were as follows:

	2006	2005	2004
Foreign currency translation adjustment	$100	357	1,426
Pension liability adjustment, net of tax	414	(240)	992
Unrealized (losses) gains on securities available-for-sale arising during the period:
Net of adjustment to deferred policy acquisition costs and future policy benefits and claims	(71,592)	(74,064)	101,426
Related income tax benefit (expense)	25,041	25,854	(35,385)

	(46,037)	(48,093)	68,459

Less:
Reclassification adjustment for:
Net gains (losses) on securities available-for-sale realized during the period:
Gross	3,004	2,376	(14,501)
Related income tax (expense) benefit	(1,051)	(832)	5,075

	1,953	1,544	(9,426)

Total other comprehensive (loss) income	$(47,990)	(49,637)	77,885

(Continued)

24

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2006 and 2005
(Dollars in thousands)
(5)	Investments

Analyses of investment income and realized gains (losses) by investment type follows for the years ended December 31:

	Investment income
	2006	2005	2004
Gross investment income
Securities available-for-sale:
Fixed maturities	$401,830	390,936	418,084
Equity securities	102	206	(126)
Fixed maturity trading securities	266	269	24,332
Fixed maturities held-to-maturity	39,882	74,980	50,640
Mortgage loans on real estate	99,568	95,042	98,956
Real estate	715	844	914
Policy loans	12,562	11,945	12,091
Other long-term investments	(414)	2,028	3,377
Short-term	2,629	2,429	507

Total gross investment income	557,140	578,679	608,775

Investment income due to reinsurers	—	—	(25,907)
Interest expense	(8,000)	(8,000)	(9,683)
Other investment expenses	(6,070)	(6,294)	(7,410)

Net investment income	$543,070	564,385	565,775

	Realized gains (losses) on investments
	2006	2005	2004
Securities available-for-sale:
Fixed maturities	$(16,488)	(38,395)	(20,171)
Equity securities	1,386	182	(217)
Fixed maturities held-to-maturity	13	406	(1,494)
Mortgage loans on real estate	(8)	—	(2,841)
Real estate	219	(291)	(75)

Total realized losses on investments	(14,878)	(38,098)	(24,798)

Realized losses recoverable from reinsurers	—	—	727
Change in valuation allowances for mortgage loans on real estate	265	(257)	(38)

Net realized losses on investments	$(14,613)	(38,355)	(24,109)

(Continued)

25

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2006 and 2005
(Dollars in thousands)
Realized losses on investments, as shown in the table above, include write-downs for OTI of $17,182, $41,472, and $31,240 for the years ended December 31, 2006, 2005, and 2004, respectively. As of December 31, 2006, fixed maturity securities with a carrying value of $57,869, which had a cumulative write-down of $53,680 due to OTI, remained in the Company’s investment portfolio.
(Continued)

26

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2006 and 2005
(Dollars in thousands)
Amortized cost and estimated fair value of fixed maturities available-for-sale, trading and held-to-maturity and equities available-for-sale were as follows:

	December 31, 2006
		Gross	Gross
	Amortized	unrealized	unrealized	Estimated
	cost	gains	losses	fair value
Securities available-for-sale:
Fixed maturities:
U.S. Treasury securities and obligations of U.S. government	$310,250	5,103	(9,197)	306,156
Federal agency issued securities[1]	171,640	8	(4,920)	166,728
Obligations of states and political subdivisions	81,368	9,658	(205)	90,821
Debt securities issued by foreign governments	31,826	1,116	(95)	32,847
Corporate securities	3,934,253	199,247	(87,526)	4,045,974
Mortgage-backed securities	1,587,769	30,269	(23,548)	1,594,490

Total fixed maturities	$6,117,106	245,401	(125,491)	6,237,016

Equity securities	$21,601	3,600	(124)	25,077

Trading securities:
Fixed maturity corporate securities	$5,186	27	(169)	5,044

Equity securities seed money mutual fund shares	$1,421	557	—	1,978

Fixed maturity securities held-to-maturity:
Obligations of states and political subdivisions	$2,260	348	—	2,608
Debt securities issued by foreign governments	1,000	—	(6)	994
Corporate securities	430,043	21,962	(4,013)	447,992
Mortgage-backed securities	6,999	131	(3)	7,127

Total fixed maturities	$440,302	22,441	(4,022)	458,721

[1]	Federal agency issued securities are not backed by the full faith and credit of the U.S. Government.
(Continued)

27

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2006 and 2005
(Dollars in thousands)

	December 31, 2005
		Gross	Gross
	Amortized	unrealized	unrealized	Estimated
	cost	gains	losses	fair value
Securities available-for-sale:
Fixed maturities:
U.S. Treasury securities and obligations of U.S. government	$197,242	9,750	(2,138)	204,854
Federal agency issued securities[1]	232,785	85	(4,327)	228,543
Obligations of states and political subdivisions	82,818	10,871	(42)	93,647
Debt securities issued by foreign governments	58,300	676	(1,759)	57,217
Corporate securities	4,119,172	270,679	(77,180)	4,312,671
Mortgage-backed securities	1,676,902	39,914	(28,317)	1,688,499

Total fixed maturities	$6,367,219	331,975	(113,763)	6,585,431

Equity securities	$20,246	2,177	(210)	22,213

Trading securities:
Fixed maturity corporate securities	$6,901	49	(253)	6,697

Equity securities seed money mutual fund shares	$1,354	75	—	1,429

Fixed maturity securities held-to-maturity:
Obligations of states and political subdivisions	$2,310	424	—	2,734
Debt securities issued by foreign governments	1,000	—	—	1,000
Corporate securities	497,124	32,026	(2,163)	526,987
Mortgage-backed securities	11,285	1,622	—	12,907

Total fixed maturities	$511,719	34,072	(2,163)	543,628

[1]	Federal agency issued securities are not backed by the full faith and credit of the U.S. Government.
(Continued)

28

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2006 and 2005
(Dollars in thousands)
The components of unrealized gains on securities available-for-sale, net, were as follows as of December 31:

	2006	2005
Gross unrealized gains	$123,386	220,178
Less:
Unrealized gains related to Closed Block	11,569	16,294
Adjustment to future policy benefits and claims	300	2,965
Adjustment to deferred policy acquisition costs	34,001	48,817
Deferred federal income tax	27,915	54,009

	$49,601	98,093

An analysis of the change in gross unrealized gains (losses) on securities available-for-sale is as follows for the years ended December 31:

	2006	2005	2004
Securities available-for-sale:
Fixed maturities	$(98,302)	(149,437)	145,839
Equity securities	1,509	937	594
The amortized cost and estimated fair value of fixed maturity securities available-for-sale, trading and held-to-maturity as of December 31, 2006, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties. Mortgage-backed securities are classified based on the last payment date of the underlying mortgage loans with the longest contractual duration as of December 31, 2006.

	Fixed maturity securities
	Available-for-sale		Trading securities		Held-to-maturity
	Amortized	Estimated	Amortized	Estimated	Amortized	Estimated
	cost	fair value	cost	fair value	cost	fair value
Due in one year or less	$74,888	70,536	—	—	10,392	10,454
Due after one year through five years	868,718	893,243	3,574	3,469	148,545	153,047
Due after five years through ten years	2,426,008	2,430,965	1,486	1,459	165,746	170,275
Due after ten years	2,747,492	2,842,272	126	116	115,619	124,945

	$6,117,106	6,237,016	5,186	5,044	440,302	458,721

(Continued)

29

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2006 and 2005
(Dollars in thousands)
The Company believes that no securities reflected in the tables below were other-than-temporarily impaired and, therefore, no write-downs were deemed necessary as of December 31, 2006 and 2005.

	December 31, 2006
	Less than 12 months		12 months or longer		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	value	losses	value	losses	value	losses
U.S. Treasury securities and obligations of U.S. government	$19,234	(650)	225,714	(8,547)	244,948	(9,197)
Federal agency issued securities	49,503	(606)	233,197	(4,314)	282,700	(4,920)
Obligations of states and political subdivisions	19,712	(112)	5,578	(93)	25,290	(205)
Debt securities issued by foreign governments	1,000	(6)	3,713	(95)	4,713	(101)
Corporate securities	724,600	(23,479)	1,054,715	(68,229)	1,779,315	(91,708)
Mortgage-backed securities	177,081	(1,913)	431,440	(21,638)	608,521	(23,551)

Total fixed maturity securities	991,130	(26,766)	1,954,357	(102,916)	2,945,487	(129,682)

Equity securities	1,229	(77)	105	(47)	1,334	(124)

Total impaired securities	$992,359	(26,843)	1,954,462	(102,963)	2,946,821	(129,806)

	December 31, 2005
	Less than 12 months		12 months or longer		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	value	losses	value	losses	value	losses
U.S. Treasury securities and obligations of U.S. government	$138,495	(2,138)	—	—	138,495	(2,138)
Federal agency issued securities	165,211	(3,206)	27,279	(1,121)	192,490	(4,327)
Obligations of states and political subdivisions	8,709	(42)	—	—	8,709	(42)
Debt securities issued by foreign governments	45,108	(1,636)	3,444	(123)	48,552	(1,759)
Corporate securities	1,239,323	(42,639)	399,098	(36,957)	1,638,421	(79,596)
Mortgage-backed securities	408,456	(10,453)	182,706	(17,864)	591,162	(28,317)

Total fixed maturity securities	2,005,302	(60,114)	612,527	(56,065)	2,617,829	(116,179)

Equity securities	2,358	(125)	69	(85)	2,427	(210)

Total impaired securities	$2,007,660	(60,239)	612,596	(56,150)	2,620,256	(116,389)

Increases in unrealized losses 12 months or longer are primarily due to changes in the interest rate environment. Those securities are not considered other-than-temporarily impaired because the decline in the market value is attributed to changes in interest rates and not credit quality, and because the Company has the ability and intent to hold these securities until recovery.
(Continued)

30

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2006 and 2005
(Dollars in thousands)
Proceeds from the sale of securities available-for-sale (excluding calls) during 2006, 2005, and 2004 were $545,255, $553,306, and $684,925, respectively. Gross gains of $4,224 ($9,381 in 2005 and $11,324 in 2004) and gross losses of $7,195 ($8,607 in 2005 and $36,880 in 2004) were realized on those sales.

The Company may sell securities held-to-maturity if the Company becomes aware of evidence of significant deterioration in an issuer’s creditworthiness and/or a significant increase in the risk weights of debt securities for regulatory risk-based capital purposes. In 2004, the Company sold certain held-to-maturities as a result of issuer financial fraud, substantial expected earnings decline by an issuer, and change in investor status from a bondholder to an equity investor through an issuer bankruptcy distribution.

There were no sales of held-to-maturity securities in 2006 or 2005. Proceeds from the sales of held-to-maturity securities in 2004 were $9,936 in 2004. Gross gains were $429 in 2004. Gross realized losses realized on those sales were $40 in 2004.

Investments with a fair value of $15,428 and $16,022 as of December 31, 2006 and 2005, respectively, were on deposit with various regulatory agencies as required by law.

Real estate is presented at cost less accumulated depreciation of $108 in 2006 ($160 in 2005), and corresponding valuation allowance of $0 in 2006 and 2005.

The Company generally initiates foreclosure proceedings on all mortgage loans on real estate delinquent sixty days. There were no foreclosures of mortgage loans in 2006 and 2005.

The Company participates in an indemnified securities lending program administered by U.S. Bank in which certain securities are made available for lending. The borrower must deliver to U.S. Bank collateral having a market value at least equal to 102% of the market value of the securities loaned. The collateral received by U.S. Bank from the borrower to secure loans on behalf of the Company is in the form of cash, securities issued or guaranteed by the U.S. government or its agencies, or bank letter of credit or equivalent obligation as may be acceptable to U.S. Bank. The Company does not receive the collateral from the borrower. Since the Company does not receive collateral as part of its securities lending agreements, there are no adjustments for collateral recorded in the financial statements. Securities with a market value of $1,101,587 and $577,985 were on loan as of December 31, 2006 and 2005, respectively.

(6)	Future Policy Benefits and Claims

The liability for future policy benefits for universal life policies and investment contracts (approximately 82% and 84% of the total liability for future policy benefits as of December 31, 2006 and 2005, respectively) has been established based on accumulated contract values without reduction for surrender penalty provisions. The average interest rate credited on investment product policies was 4.6%, 4.5%, and 4.7% for the years ended December 31, 2006, 2005, and 2004, respectively.
(Continued)

31

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2006 and 2005
(Dollars in thousands)
The liability for future policy benefits for traditional life policies has been established based upon the net level premium method using the following assumptions:

Year of issue	Interest rate
2006, 2005 and 2004	4.0%
2003 and prior	2.25 – 6.00%
(a)	Withdrawals

Rates, which vary by issue age, type of coverage and policy duration, are based on Company experience.

(b)	Mortality and Morbidity

Mortality and morbidity rates are based on published tables, guaranteed in insurance contracts.
(7)	Notes Payable

On September 28, 2001, ONLIC issued a $50,000, 7.5% surplus note to its parent, ONFS. This note matures on September 28, 2021.

On July 11, 1994, ONLIC issued $50,000, 8.875% surplus notes, due July 15, 2004. On May 21, 1996, ONLIC issued $50,000, 8.5% surplus notes, due May 15, 2026. The remaining balance of the 1994 issue was paid off in 2004.

Total interest expense was $8,000, $8,000, and $9,683 for the years ended December 31, 2006, 2005, and 2004, respectively. Included in total interest expense were amounts paid to ONFS of $3,750 in 2006, 2005, and 2004. Total interest expense is included in investment expenses as a component of net investment income.

The surplus notes have been issued in accordance with Section 3941.13 of the Ohio Revised Code. Interest payments, scheduled semi-annually, must be approved for payment by the Director of the Department. All issuance costs have been capitalized and are being amortized over the terms of the notes.

(8)	Goodwill and Other Intangible Assets

The following table illustrates the carrying value of intangible assets and goodwill as of December 31, 2006 and 2005 respectively:
(Continued)

32

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2006 and 2005
(Dollars in thousands)

	2006	2005
Unamoritized intangible assets:
Insurance licenses	$275	275
Goodwill	793	793

	$1,068	1,068

The Company’s only intangible asset is related to insurance licenses acquired with the purchase of NSLAC by SMON in 2002. The value of the intangible is primarily dependent upon the maintenance of the New York license. As this license remains in good standing with all regulatory requirements met, no impairment was recognized on this asset.

The goodwill asset is also entirely attributable to the purchase of NSLAC by SMON. Based upon impairment testing for the years ended December 31, 2006, 2005, and 2004, no impairment was deemed necessary.

(9)	Income Tax

The provision for income taxes (benefit) is as follows:

	2006	2005	2004
Current	$45,650	24,087	51,560
Deferred	8,653	26,550	7,847

Provision for income taxes before cumulative effect of change in accounting principle	54,303	50,637	59,407

Provision for cumulative effect of change in accounting principle	—	—	268

Income tax expense	$54,303	50,637	59,675

(Continued)

33

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2006 and 2005
(Dollars in thousands)
A reconciliation of the provision for income taxes based on enacted U.S. Federal income tax rates to the total income tax expense provision reported in the consolidated financial statements for the years ended December 31, 2006, 2005, and 2004:

	2006	2005	2004
Pre-tax income times U.S. enacted tax rate	$56,569	58,951	60,586
Tax-preferred investment income	(3,864)	(6,626)	(1,146)
Resolution of tax matters	—	(2,114)	—
Other, net	1,598	426	(33)

Income taxes	$54,303	50,637	59,407

Effective tax rate	33.6%	30.1%	34.3%
The U.S. Federal tax authorities completed their examination of the years ending December 31, 1999 through December 31, 2002. The resolution of tax matters is reported in the components of the rate reconciliation.
(Continued)

34

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2006 and 2005
(Dollars in thousands)
The tax effects of temporary differences between the financial statement carrying amounts and tax basis of assets and liabilities that give rise to significant components of the net deferred tax liability as of December 31, 2006 and 2005 relate to the following:

	2006	2005
Deferred tax assets:
Pension and benefit obligations	$12,888	17,805
Future policy benefits	697,536	639,441
Mortgage loans on real estate	2,386	2,224
Net operating loss carryforwards	524	404
Other	11,026	6,519

Total gross deferred tax assets	724,360	666,393

Valuation allowance on deferred tax assets	(389)	(297)

Net deferred tax assets	723,971	666,096

Deferred tax liabilities:
Fixed maturity securities available-for-sale	41,988	76,380
Deferred policy acquisition costs	227,775	199,687
Other fixed maturities, equity securities, and other long-term investments	1,217	688
Fixed assets	4,820	4,034
Reinsurance recoverable	533,450	492,949
Other	17,063	13,562

Total gross deferred tax liabilities	826,313	787,300

Net deferred tax liability	$(102,342)	(121,204)

In accessing the realizability of deferred tax assets, the Company considers whether it is more likely not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during periods in which those temporary differences become deductible. The Company considers the scheduled reversal of deferred tax liabilities, projected future income, and tax planning strategies in making this assessment. Based upon the level of historical taxable income and projections for future income over the periods in which the deferred tax assets are deductible, the Company believes it is more likely than not that it will realize the benefits of these deductible differences, net of existing valuation allowances at December 31, 2006.

NSLAC has net operating loss carryforwards of $3,492 that can only be used to offset future taxable income of NSLAC. The Company believes it is unlikely the net operating losses will be fully utilized within the allowable carryforward period and established the valuation allowance using the lowest enacted tax rate of 15%. The change in the valuation allowance for period ending December 31, 2006, 2005, and 2004 was $92, $0, $60, respectively.
(Continued)

35

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2006 and 2005
(Dollars in thousands)
The Life Insurance Company Income Tax Act of 1959, as amended by the Deficit Reduction Act of 1984 (DRA), statutorily permitted the deferral from taxation a portion of income in a special tax account designated as the Policyholders’ Surplus Account (PSA). DRA eliminated additions to the PSA and the pre-tax balance of the PSA was approximately $5,257 as of December 31, 2004. In that year, the Company considered the likelihood of distributions from the PSA to be remote; therefore, no Federal income tax was provided for such distributions in the consolidated financial statements.

The American Jobs Creation Act of 2004 provided for the suspension of tax on distributions from the PSA made during the period January 1, 2005 through December 31, 2006. The Company evaluated the potential of such provisions. As the Company made distributions in excess of $5,257 during 2005, the PSA liability was eliminated tax free.

(10)	Disclosures about Fair Value of Financial Instruments

SFAS 107 requires disclosure of fair value information about existing on and off-balance sheet financial instruments. SFAS 107 excludes certain assets and liabilities, including insurance contracts, other than policies such as annuities that are classified as investment contracts, from its disclosure requirements. Accordingly, for this and other reasons, the aggregate fair value amounts presented do not represent the underlying value of the Company. The tax ramifications of the related unrealized gains and losses can have a significant effect on fair value estimates and have not been considered in the estimates.

The following methods and assumptions were used by the Company in estimating its fair value disclosures:
•	Cash, Short-Term Investments, and Policy Loans – The carrying amount reported in the consolidated balance sheets for these instruments approximate their fair value.

•	Investment Securities – Fair value for equity securities and fixed maturity securities generally are determined from quoted market prices traded in the public market place. For fixed maturity securities not actively traded, or in the case of private placements, fair value is estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality, and duration of investments.

•	Separate Account Assets and Liabilities – The fair value of assets held in Separate Accounts is based on quoted market prices. The related liabilities are also reported at fair value in amounts equal to the Separate Account assets.

•	Mortgage Loans on Real Estate – The fair value for mortgage loans on real estate is estimated using discounted cash flow analyses, using interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations.

•	Deferred and Immediate Annuity and Investment Contracts – Fair value for the Company’s liabilities under investment type contracts is disclosed using two methods. For investment contracts without defined maturities, fair value is the amount payable on demand. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analyses.
(Continued)

36

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2006 and 2005
(Dollars in thousands)
Interest rates used are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

•	Notes Payable – The fair value for the notes payable was determined by discounting the scheduled cash flows of the notes using a market rate applicable to the yield, credit quality, and maturity of similar debt instruments.

•	Policyholders’ Dividend Accumulations and Other Policyholder Funds – The carrying amount reported in the consolidated balance sheets for these instruments approximates their fair value.
The carrying amount and estimated fair value of financial instruments subject to SFAS 107 disclosure were as follows as of December 31:

	2006
	Carrying	Estimated
	amount	fair value
Assets:
Investments:
Securities available for-sale:
Fixed maturities	$6,237,016	6,237,016
Equity securities	25,077	25,077
Fixed maturities held-to-maturity	440,302	458,721
Trading securities:
Reinsurance portfolio	5,044	5,044
Seed money	1,978	1,978
Mortgage loans on real estate	1,271,736	1,298,914
Policy loans	216,703	216,703
Cash	29,713	29,713
Assets held in Separate Accounts	5,163,034	5,163,034

Liabilities:
Guaranteed investment contracts	$294,063	288,882
Individual deferred annuity contracts	3,604,675	3,654,243
Other annuity contracts	650,386	667,439
Policyholders’ dividend accumulations and other policyholder funds	96,050	96,050
Notes payable	99,573	120,417
Liabilities related to Separate Accounts	5,163,034	5,163,034
(Continued)

37

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2006 and 2005
(Dollars in thousands)

	2005
	Carrying	Estimated
	amount	fair value
Assets:
Investments:
Securities available for-sale:
Fixed maturities	$6,585,431	6,585,431
Equity securities	22,213	22,213
Fixed maturities held-to-maturity	511,719	543,628
Trading securities:
Reinsurance portfolio	6,697	6,697
Seed money	1,429	1,429
Mortgage loans on real estate	1,264,158	1,323,338
Policy loans	195,242	195,242
Cash	76,491	76,491
Assets held in Separate Accounts	3,702,369	3,702,369

Liabilities:
Guaranteed investment contracts	$296,222	292,296
Individual deferred annuity contracts	4,278,084	4,365,543
Other annuity contracts	674,140	691,434
Policyholders’ dividend accumulations and other policyholder funds	97,627	97,627
Notes payable	99,550	125,969
Liabilities related to Separate Accounts	3,702,369	3,702,369
(11)	Additional Financial Instruments Disclosure
(a)	Financial Instruments with Off-Balance-Sheet Risk

The Company is a party to financial instruments with off-balance-sheet risk in the normal course of business through management of its investment portfolio. The Company had outstanding commitments to fund mortgage loans, bonds, and venture capital partnerships of approximately $63,723 and $72,376 as of December 31, 2006 and 2005, respectively. These commitments involve, in varying degrees, elements of credit and market risk in excess of amounts recognized in the consolidated financial statements. The credit risk of all financial instruments, whether on- or off-balance sheet, is controlled through credit approvals, limits, and monitoring procedures.
(Continued)

38

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2006 and 2005
(Dollars in thousands)
(b)	Significant Concentrations of Credit Risk

Mortgage loans are collateralized by the underlying properties. Collateral must meet or exceed 125% of the loan at the time the loan is made. The Company grants mainly commercial mortgage loans to customers throughout the United States. The Company has a diversified loan portfolio and total loans in any state do not exceed 11% of the total loan portfolio as of December 31, 2006.

At December 31, 2006, the states that exceeded 10% of the total loan portfolio were Ohio and Texas with carrying values of $138.6 million and $138.6 million, respectively. At December 31, 2005, the states that exceeded 10% of the total loan portfolio were Ohio and Texas with carrying values of $143.4 million and $135.3 million, respectively.

The summary below depicts loan exposure of remaining principal balances by type as of December 31, 2006 and 2005:

	2006	2005
Mortgage assets by type:
Retail	$340,752	354,475
Office	404,682	427,252
Apartment	89,769	140,918
Industrial	249,296	205,570
Other	193,329	142,300

	1,277,828	1,270,515

Less valuation allowances	6,092	6,357

Total mortgage loans on real estate, net	$1,271,736	1,264,158

(12)	Pensions and Other Postretirement Benefits
(a)	Home Office Pension Plans

The Company sponsors a funded qualified pension plan covering all home office employees hired prior to January 1, 1998. The plan includes participants who are employees of the Company. Participating Company employees are vice presidents and other executive officers of the Company and devote substantially all of their time to service for the Company. Retirement benefits are based on years of service and the highest average earnings in five of the last ten years.

The Company also sponsors unfunded pension plans covering certain home office employees where benefits exceed Code 401(a)(17) and Code 415 limits.

The Company also has other deferred compensation and supplementary plans.

The measurement date was December 31.
(Continued)

39

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2006 and 2005
(Dollars in thousands)
(b)	Home Office Post-Retirement Benefit Plans

The Company currently offers eligible retirees the opportunity to participate in a post-retirement health and group life plan. The Plan provides a fixed portion of the health insurance contract premium. The portion the Company pays is periodically increased and is a function of participant service. Only home office employees hired prior to January 1, 1998 may become eligible for these benefits provided that the employee meets the retirement age and years of service requirements.

The Plan includes participants who are employees of the Company. Participating Company employees are vice presidents and other executive officers of the Company and devote substantially all of their time to service for the Company.

The post-retirement health plan does not provide benefits which are actuarially equivalent to Medicare Part D benefits. Therefore, ONLIC does not receive the associated federal Medicare subsidy.

The measurement date was December 31.

(c)	General Agents’ Pension Plan

The Company sponsors an unfunded, nonqualified defined benefit pension plan covering its general agents. The Plan provides benefits based on years of service and average compensation during the final five and ten years of service. Effective January 1, 2005, no agents hired after 2004 will participate in the Plan.

The measurement date was December 31.

(d)	Agents’ Post-Retirement Benefits Plans

The Company sponsors a post-retirement health and group life plan. Only agents with contracts effective prior to January 1, 1998 who meet the retirement age and service requirements are eligible for these benefits. The health and group life plans are contributory, with retirees contributing approximately 50% of premium for coverage. As with all plan participants, the Company reserves the right to change the retiree premium contribution at renewal.

The post-retirement health plan does not provide benefits which are actuarially equivalent to Medicare Part D benefits. Therefore, ONLIC does not receive the associated federal Medicare subsidy.

The measurement date was December 31.
(Continued)

40

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2006 and 2005
(Dollars in thousands)
(e)	Obligations and Funded Status

Information regarding the funded status of the pension plans as a whole and other benefit plans as a whole as of December 31, 2006 and 2005 is as follows:

	Pension benefits		Other benefits
	2006	2005	2006	2005
Change in benefit obligation:
Projected benefit obligation at beginning of year	$69,781	63,785	7,643	8,538
Service cost	3,016	2,229	109	93
Interest cost	4,272	4,125	489	456
Actuarial (gain)/loss	1,010	5,441	404	(1,099)
Benefits paid*	(4,536)	(5,799)	(438)	(345)

Projected benefit obligation at end of year	$73,543	69,781

Accumulated benefit obligation	$64,999	61,023	8,207	7,643

Change in plan assets:
Fair value of plan assets at beginning of year	$37,672	32,769	—	—
Actual return on plan assets	4,801	3,562	—	—
Employer Contribution	—	4,894	—	—
Benefits and expenses paid	(2,362)	(3,553)	—	—

Fair value of plan assets at end of year	$40,111	37,672	—	—

Funded status	$(33,432)	(32,109)	(8,207)	(7,643)
Unrecognized net actuarial (gain) loss	15,342	17,657	(2,214)	(2,736)
Unrecognized prior service benefit	(596)	(820)	(2,712)	(3,216)

Net amount recognized	$(18,686)	(15,272)	(13,133)	(13,595)

*	Benefits paid include amounts paid from both funded and unfunded benefit plans.
(Continued)

41

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2006 and 2005
(Dollars in thousands)

	Pension benefits		Other benefits
	2006	2005	2006	2005
Amounts recognized in the statement of financial position consist of:
Prepaid benefit costs	$6,904	8,173	—	—
Accrued benefit costs	(31,613)	(28,840)	(13,133)	(13,595)
Intangible assets	277	532	—	—
Accumulated other comprehensive income	5,746	4,863	—	—

Net amount recognized	$(18,686)	(15,272)	(13,133)	(13,595)

	Pension benefits
	2006	2005	2004
Components of net periodic benefit cost:
Service cost	$3,016	2,229	2,771
Interest costs	4,272	4,125	3,821
Expected return on plan assets	(2,894)	(2,582)	(2,551)
Amortization of prior service cost	(223)	(220)	(220)
Amortization of net loss	1,418	1,256	1,247

Net periodic benefit cost	$5,589	4,808	5,068

	Other benefits
	2006	2005	2004
Components of net periodic benefit cost:
Service cost	$109	93	178
Interest costs	489	456	535
Amortization of prior service cost	(505)	(505)	(505)
Amortization of net gain	(141)	(310)	(162)

Net periodic benefit cost	$(48)	(266)	46

(Continued)

42

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2006 and 2005
(Dollars in thousands)
Information for pension plans with an accumulated benefit obligation in excess of fair value of plan assets as of December 31, 2006 and 2005 is as follows:

	Pension benefits		Other benefits
	2006	2005	2006	2005
Information for pension plans with an accumulated benefit obligation in excess of plan assets:
Projected benefit obligation	$32,114	30,546	—	—
Accumulated benefit obligation	31,614	28,840	—	—
Fair value of plan assets	—	—	—	—
(f)	Assumptions

	Pension benefits		Other benefits
	2006	2005	2006	2005
Weighted average assumptions used to determine net periodic benefit cost at January 1:
Discount rate	5.90%	5.40%	5.90%	6.25%
Expected long-term return on plan assets	8.00%	8.00%	—	—
Rate of compensation increase	4.25%	3.75%	—	—
Health care cost trend rate assumed for next year	—	—	4.70%	4.70%
Rate to which the health cost trend rate is assumed to decline (the ultimate trend rate)	—	—	2.80%	2.80%
Year that the rate reaches the ultimate trend rate	—	—	2010	2009

Weighted average assumptions used to determine benefit obligations at December 31:
Discount rate	6.05%	5.90%	6.05%	5.90%
Rate of compensation increase	4.05%	4.25%	—	—
(Continued)

43

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2006 and 2005
(Dollars in thousands)
Assumed health care cost trend rates have a significant effect on the amounts reported for the health care plans. A one-percentage-point change in assumed health care cost trend rates would have the following effects:

	1 Percentage	1 Percentage
	point increase	point decrease
Effect on total of 2006 service cost and interest cost	$78	(26)
Effect on 2006 other post-retirement benefit obligation	961	(414)
(g)	Plan Assets

The Company’s qualified pension plan had weighted-average asset allocations at December 31, 2006 and 2005 by asset category as follows:

	Plan assets at December 31
	2006	2005
Equity securities	77%	73%
Debt securities	17%	21%
Real estate	3%	3%
Other	3%	3%

Total	100%	100%

The assets of the Company’s defined benefit pension plan (the Plan) are invested in a group variable annuity contract issued by the Company offering specific investment choices from various asset classes providing diverse and professionally managed options. The assets are invested in a mix of equity securities, debt securities and real estate securities in allocations as determined from time time by the Pension Plan Committee. The target allocations are designed to balance the Plan’s short-term liquidity needs and its long-term liabilities.

For diversification and risk control purposes, where applicable each asset class is further divided into sub classes such as large cap, mid cap and small cap and growth, core and value for equity securities and U.S. domestic, global and high yield for debt securities. To the extent possible, each sub asset class utilizes multiple fund choices and no single fund contains more than 25% of Plan assets (exclusive of any short term increases in assets due to any Plan funding). The Plan performance is measured by a weighted benchmark consisting of equity and debt benchmarks in weights determined by the Plan committee.

The overall expected long term rate of return on assets is determined by a weighted average return of fixed income and equity indexes. Fixed income securities (including cash) make of 30% of the weighted average return and equity securities make up 70% of the weighted average return.
(Continued)

44

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2006 and 2005

(Dollars in thousands)
(h)	Cash Flows
(i)	Contributions

No contributions are expected for the qualified pension plan or the other post-retirement benefit plans in 2007.

(ii)	Estimated Future Benefit Payments

The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid:

	Pension	Other
	benefits	benefits
2007	$5,431	438
2008	6,958	426
2009	5,967	416
2010	6,465	407
2011	18,865	400
2012 - 2016	28,961	1,668
(i)	Other Plan Expenses

The Company also maintains a qualified contributory defined contribution profit-sharing plan covering substantially all employees. Company contributions to the profit-sharing plan are based on the net earnings of the Company and are payable at the sole discretion of management. The expense for contributions to the Plan for 2006, 2005, and 2004 were $2,384, $2,281, and $2,040, respectively.

Employees hired on or after January 1, 1998 are covered by a defined contribution pension plan. The expense reported for this Plan was $650, $730, and $696, in 2006, 2005, and 2004, respectively.

(j)	ONFS Employees

The Company’s qualified pension and post retirement benefit plans include participants who are employees of ONFS. Participating ONFS employees are vice presidents and other executive officers of ONFS and devote substantially all of their time to service for the Company. Most of ONFS’s employees were employees of the Company prior to January 1, 2001 and were participants in the benefit plan at that time.
(13)	Regulatory Risk-Based Capital, Retained Earnings and Dividend Restrictions

As of December 31, 2006, ONLIC, ONLAC and NSLAC exceeded the minimum risk-based capital (RBC) requirements as established by the NAIC.
(Continued)

45

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2006 and 2005
(Dollars in thousands)
The payment of dividends by ONLIC to its parent, ONFS, is limited by Ohio insurance laws. The maximum dividend that may be paid to ONFS without prior approval of the Director of Insurance is limited to the greater of ONLIC’s statutory net income of the preceding calendar year or 10% of statutory surplus as of the preceding December 31. Any dividend that exceeds earned surplus of ONLIC, even if it is within the above parameters, would be deemed extraordinary under Ohio law. Therefore, dividends of approximately $78,100 may be paid by ONLIC to ONFS in 2007 without prior approval. Dividends of approximately $30,000, $28,000, and $30,000 were paid by ONLIC to ONFS in 2006, 2005, and 2004, respectively.

The payment of dividends by ONLAC to ONLIC is also limited by Ohio insurance laws. The maximum dividend that may be paid without prior approval of the Director of Insurance is limited to the greater of ONLAC’s statutory net income of the preceding calendar year or 10% of statutory surplus as of the preceding December 31. Any dividend that exceeds earned surplus of ONLAC, even if it is within the above parameters, would be deemed extraordinary under Ohio law. Therefore, dividends of approximately $15,980 may be paid by ONLAC to ONLIC in 2007 without prior approval. ONLAC paid $0 to ONLIC in 2006, $5,500 in 2005, and $5,000 in 2004.

The payment of dividends by NSLAC to ONLIC is limited by New York insurance laws. NSLAC cannot pay any dividends in 2007 without prior approval of the New York Department of Insurance. No dividends were paid by NSLAC in 2006, 2005, or 2004.

(14)	Bank Line of Credit

As of December 31, 2006, the Company had a $100,000 revolving credit facility, of which $50,000 was available at the Company’s request. The remaining $50,000 was available at the discretion of the credit line provider. The Company utilized this facility on various occasions in 2006 and 2005 for amounts up to $50,000. Total interest and fees paid on this line of credit were $120, $186 and $323 in 2006, 2005, and 2004, respectively. There was no borrowing outstanding on this facility as of December 31, 2006 or as of December 31, 2005.
(Continued)

46

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2006 and 2005
(Dollars in thousands)
(15)	Commitments and Contingencies

The Company primarily leases the home office building from its parent, ONFS, and hardware and software. Rent expense for both capital and operating leases was $4,109, $5,355, and $5,291 during 2006, 2005, and 2004, respectively. The lease on the Home Office constitutes 95% of the $24,091 future minimum operating lease payments. The future minimum lease payments under both operating and capital leases that have remaining non-cancelable lease terms in excess of one year at December 31, 2006 are:

	Operating	Capital
2007	$2,562	1,692
2008	2,602	1,073
2009	2,540	630
2010	2,525	552
2011	2,528	191
After 2011	11,334	162

Total minimum lease payments	$24,091	4,300

Less interest on capital leases		407

Liability for capitalized leases		$3,893

ONLIC and its subsidiaries are defendants in various legal actions arising in the normal course of business. While the outcome of such matters cannot be predicted with certainty, management believes such matters will be resolved without material adverse impact on the financial condition of the Company.

(16)	Reinsurance

The Company routinely enters into reinsurance transactions with other insurance companies. This reinsurance involves either ceding certain risks to or assuming risks from other insurance companies. The primary purpose of ceded reinsurance is to protect the Company from potential losses in excess of levels that it is prepared to accept. Reinsurance does not discharge the Company from its primary liability to policyholders and to the extent that a reinsurer should be unable to meet its obligations, the Company would be liable to policyholders. Ceded premiums approximated 14%, 17%, and 18% of gross earned life and accident and health premiums during 2006, 2005, and 2004, respectively.

The Company has entered into various coinsurance agreements to facilitate additional sales of fixed annuity products. Ceded amounts under these agreements range from 1/3 to 2/3 of the business produced. Prior to August 2004, one of these contracts was on a funds withheld basis and was subject to the parameters of the DIG B36. DIG B36 requires the bifurcation and valuation of the embedded derivative associated with a funds-withheld contract. After August 1, 2004, the remaining embedded reinsurance derivative was solely related to NSLAC. The change in the value of this derivative is shown on the face of the income statement.
(Continued)

47

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2006 and 2005
(Dollars in thousands)
The ceded reserves attributable to coinsurance agreements were $1,173,315 and $1,117,005 as of December 31, 2006 and 2005, respectively.

(17)	Segment Information

The Company conducts its business in four segments: individual life insurance, pension and annuities, other insurance, and corporate. Individual life insurance includes whole life, universal life, variable universal life and term life. All products within this segment share similar distribution systems and some degree of mortality (loss of life) risk. Pension and annuities include fixed and variable deferred and immediate annuities issued to individuals as well as guaranteed investment and accumulated deposit contracts issued to groups. The products in this segment are primarily designed for asset accumulation and generation of investment returns. Other insurance includes NSLAC joint venture results as well as individual disability insurance and group life and disability insurance. These lines are viewed as “complementary” lines that allow us to provide a broad portfolio of products to enhance sales in our two primary operating segments. The corporate segment includes the assets that have not been allocated to any other segment, along with various corporate expenses and liabilities. All revenue, expense, asset, and liability amounts are allocated to one of the four segments. As such, the sum of the financial information from these segments equals the information for the Company as a whole.
(Continued)

48

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2006 and 2005
(Dollars in thousands)

	Year ended or as of December 31, 2006
	Individual	Pension	Other
	life insurance	and annuities	insurance	Corporate	Total
Revenues:
Traditional life insurance premiums	$209,290	—	—	—	209,290
Annuity premiums and charges	—	69,190	358	—	69,548
Universal life policy charges	92,744	—	4	—	92,748
Accident and health insurance premiums	—	—	19,614	—	19,614
Investment management fees	556	7,064	—	—	7,620
Change in value of trading portfolio	—	—	—	399	399
Change in value of reinsurance derivative	—	—	—	63	63
Net investment income	175,983	327,188	12,244	27,655	543,070
Net realized investment losses	—	—	—	(14,613)	(14,613)
Other income	802	47,486	214	394	48,896

	479,375	450,928	32,434	13,898	976,635

Benefits and expenses:
Benefits and claims	286,624	229,905	20,024	2,270	538,823
Provision for policyholders’ dividends on participating policies	32,613	4	1,654	—	34,271
Operating expenses	73,986	154,030	4,967	8,932	241,915

	393,223	383,939	26,645	11,202	815,009

Income before income taxes and cumulative effect of change in accounting principle	$86,152	66,989	5,789	2,696	161,626

Total assets as of December 31, 2006	$4,010,652	10,897,157	340,163	627,688	15,875,660

(Continued)

49

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2006 and 2005
(Dollars in thousands)

	Year ended or as of December 31, 2005
	Individual	Pension	Other
	life insurance	and annuities	insurance	Corporate	Total
Revenues:
Traditional life insurance premiums	$187,443	—	—	—	187,443
Annuity premiums and charges	—	55,921	158	—	56,079
Universal life policy charges	86,120	—	4	—	86,124
Accident and health insurance premiums	—	—	20,201	—	20,201
Investment management fees	544	5,746	—	—	6,290
Change in value of trading portfolio	—	—	—	279	279
Change in value of reinsurance derivative	—	—	—	(204)	(204)
Net investment income	162,628	369,393	11,923	20,441	564,385
Net realized investment losses	—	—	—	(38,355)	(38,355)
Other income	774	39,237	200	589	40,800

	437,509	470,297	32,486	(17,250)	923,042

Benefits and expenses:
Benefits and claims	261,179	238,698	24,396	1,192	525,465
Provision for policyholders’ dividends on participating policies	30,377	5	1,327	—	31,709
Operating expenses	72,340	112,850	4,792	7,455	197,437

	363,896	351,553	30,515	8,647	754,611

Income before income taxes and cumulative effect of change in accounting principle	$73,613	118,744	1,971	(25,897)	168,431

Total assets as of December 31, 2005	$3,513,829	10,104,749	312,192	738,116	14,668,886

(Continued)

50

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2006 and 2005
(Dollars in thousands)

	Year ended or as of December 31, 2004
	Individual	Pension	Other
	life insurance	and annuities	insurance	Corporate	Total
Revenues:
Traditional life insurance premiums	$162,789	—	—	—	162,789
Annuity premiums and charges	—	47,873	233	—	48,106
Universal life policy charges	83,918	—	—	—	83,918
Accident and health insurance premiums	—	—	20,611	—	20,611
Investment management fees	496	4,648	—	—	5,144
Change in value of trading portfolio	—	—	—	(30,860)	(30,860)
Change in value of reinsurance derivative	—	—	—	31,083	31,083
Net investment income	154,365	379,461	9,997	21,952	565,775
Net realized investment losses	—	—	—	(24,109)	(24,109)
Other income	755	31,071	160	1,001	32,987

	402,323	463,053	31,001	(933)	895,444

Benefits and expenses:
Benefits and claims	241,087	251,673	22,017	491	515,268
Provision for policyholders’ dividends on participating policies	29,934	1	1,068	—	31,003
Operating expenses	73,034	98,391	3,318	1,327	176,070

	344,055	350,065	26,403	1,818	722,341

Income before income taxes and cumulative effect of change in accounting principle	$58,268	112,988	4,598	(2,751)	173,103

Total assets as of December 31, 2004	$2,961,050	9,616,431	299,405	839,206	13,716,092

(18)	Related Party Transactions

On December 30, 2003, the Company closed on a $28,000 mortgage with ONFS, its parent. This loan, on the Company’s home office building, is at 6.0% for a 10 year term based on a 25 year amortization with monthly payments of $180 beginning February 1, 2004, and a balloon maturity date of January 1, 2014.

Refer to note 15 for lease information on the Company’s home office building.

51

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Schedule I Consolidated Summary of Investments — Other Than Investments in Related Parties
As of December 31, 2006 (in thousands)

Column A	Column B	Column C	Column D
			Amount at
			which shown
		Market	in the
Type of investment	Cost	value	balance sheet
Fixed maturity securities available-for-sale:
Bonds:
U.S. Treasury securities and obligations of U.S. Government	$310,250	$306,156	$306,156
Federal agency issued securities	171,640	166,728	166,728
Obligations of states and political subdivisions	81,368	90,821	90,821
Debt securities issued by foreign governments	31,826	32,847	32,847
Corporate securities	3,934,253	4,045,974	4,045,974
Mortgage-backed securities	1,587,769	1,594,490	1,594,490

Total fixed maturity securities available-for-sale:	6,117,106	6,237,016	6,237,016

Equity securities available-for-sale:
Common stocks:
Banks, trusts, and insurance companies	16,211	19,185	19,185
Industrial, miscellaneous, and all other	5,289	5,790	5,790
Nonredeemable preferred stocks:	101	102	102

Total equity securities available-for-sale:	21,601	25,077	25,077

Fixed maturity securities held-to-maturity:
Bonds:
Obligations of states and political subdivisions	2,260	2,608	2,260
Debt securities issued by foreign governments	1,000	994	1,000
Corporate securities	430,043	447,992	430,043
Mortgage-backed securities	6,999	7,127	6,999

Total fixed maturity securities trading securities:	440,302	458,721	440,302

Trading securities:
Bonds:
Corporate securities	5,186	5,044	5,044
Equity:
Seed money	1,421	1,978	1,978

Total trading securities:	6,607	7,022	7,022

Mortgage loans on real estate, net	1,277,828		1,271,736	[1]

Real estate, net:
Investment properties	297		297	[2]
Acquired in satisfaction of debt	5,960		4,284	[2]

Total real estate, net:	6,257		4,581

Policy loans	216,703		216,703

Other long-term investments	14,936		14,950	[3]

Total investments	$8,101,340		$8,217,387

1	Difference from Column B is attributable to valuation allowances due to impairments on mortgage loans on real estate.

2	Difference from Column B is due to adjustments for accumulated depreciation.

3	Difference from Column B is due to operations gains and /or losses of investments in limited partnerships.
See accompanying report of independent registered public accounting firm.

52

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Schedule III Supplementary Insurance Information
As of December 31, 2006, 2005, and 2004 and for each of the years then ended (in thousands)

Column A	Column B	Column C	Column D	Column E	Column F
	Deferred policy	Future policy benefits, losses,		Other policy claims and	Premium
Year: Segment	acquisition costs	claims, and loss expenses	Unearned Premiums [1]	benefits payable [1]	revenue
2006
Individual life insurance	519,613	2,733,474			209,290
Pension & Annuities	329,602	4,549,442			9,089
Other Insurance	19,450	1,582,357			19,614
Corporate	0	0			0

Total	868,665	8,865,273			237,993

2005
Individual life insurance	460,237	2,398,997			187,443
Pension & Annuities	313,412	5,249,263			9,887
Other Insurance	650	1,473,682			20,201
Corporate	0	0			0

Total	774,299	9,121,942			217,531

2004
Individual life insurance	367,763	2,183,901			162,789
Pension & Annuities	275,688	5,522,834			13,772
Other Insurance	358	1,341,029			20,611
Corporate	0	0			0

Total	643,809	9,047,764			197,172

Column A	Column G	Column H	Column I	Column J	Column K
	Net investment	Benefits, claims, losses and	Amortization of deferred
Year: Segment	income [2]	settlement expenses [3]	policy acquisition costs	Other operating expenses[2]	Premiums written
2006
Individual life insurance	175,983	319,237	35,248	38,738
Pension & Annuities	327,188	229,909	77,383	76,647
Other Insurance	12,244	21,678	1,038	3,929
Corporate	27,655	2,270	0	8,932

Total	543,070	573,094	113,669	128,246

2005
Individual life insurance	162,628	291,556	38,357	33,983
Pension & Annuities	369,393	238,703	48,767	64,083
Other Insurance	11,923	25,723	0	4,792
Corporate	20,441	1,192	0	7,455

Total	564,385	557,174	87,124	110,313

2004
Individual life insurance	154,365	271,021	36,224	36,810
Pension & Annuities	379,461	251,675	37,328	61,063
Other Insurance	9,997	23,084	0	3,318
Corporate	21,952	491	0	1,327

Total	565,775	546,271	73,552	102,518

[1]	Unearned permiums and other policy claims and benefits payable are included in Column C amounts.

[2]	Allocations of net investment and certain operating expenses are based on numerous assumptions and estimates, and reported segment operating results would change if different methods were applied.

[3]	Policyholders’ dividends on participating policies are included in Column H amounts.
See accompanying report of independent registered public accounting firm.

53

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Schedule IV Reinsurance
As of December 31, 2006, 2005, and 2004 and for each of the years then ended (dollars in thousands)

Column A	Column B	Column C	Column D	Column E	Column F
					Percentage
		Ceded to	Assumed		of amount
	Gross	other	from other	Net	assumed
	amount	companies	companies	Amount	to net
2006
Life insurance in force	$90,699,261	46,037,165	229,053	44,891,150	0.5%

Premiums:
Life insurance	288,106	82,540	3,724	209,290	1.8%
Accident and health insurance	38,356	25,875	7,133	19,614	36.4%

Total	326,462	108,415	10,857	228,904	4.7%

2005
Life insurance in force	81,882,745	42,092,061	210,168	40,000,852	0.5%

Premiums:
Life insurance	258,828	75,089	3,704	187,443	2.0%
Accident and health insurance	38,607	25,698	7,292	20,201	36.1%

Total	297,435	100,787	10,996	207,644	5.3%

2004
Life insurance in force	69,768,916	35,396,277	239,963	34,612,602	0.7%

Premiums:
Life insurance	222,835	61,163	1,117	162,789	0.7%
Accident and health insurance	38,727	25,600	7,484	20,611	36.3%

Total	$261,562	86,763	8,601	183,400	4.7%

See accompanying report of independent registered public accounting firm.

54

THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
Schedule V Valuation and Qualifying Accounts
Years ended December 31, 2006, 2005, and 2004 (in thousands)

Column A	Column B	Column C		Column D	Column E
		Charged
	Balance at	(credited) to	Charged to		Balance at
	beginning	costs and	other		end of
Description	of period	expenses	accounts	Deductions	period
2006
Valuation allowances — mortgage loans on real estate	$6,357	$(265)	$—	$—	$6,092

2005
Valuation allowances — mortgage loans on real estate	$6,100	$257	$—	$—	$6,357

2004
Valuation allowances — mortgage loans on real estate	$6,062	$38	$—	$—	$6,100

See accompanying report of independent registered public accounting firm.

55

Ohio National Variable Account A

Statements of Assets and Contract Owners’ Equity	December 31, 2006

	Assets	Contract owners’ equity

		Contracts in	Annuity reserves
	Investments at	accumulation	for contracts in	Total contract
	fair value	period (note 5)	payment period	owners’ equity

Ohio National Fund, Inc.:
Equity Subaccount 12,750,512 Shares (Cost $321,868,185)	$401,896,142	$401,450,160	$445,982	$401,896,142
Money Market Subaccount 20,345,144 Shares (Cost $203,451,436)	203,451,436	203,354,657	96,779	203,451,436
Bond Subaccount 13,163,827 Shares (Cost $142,388,984)	145,197,014	145,124,908	72,106	145,197,014
Omni Subaccount 1,985,263 Shares (Cost $30,922,952)	31,347,302	31,282,772	64,530	31,347,302
International Subaccount 22,148,443 Shares (Cost $219,623,516)	283,721,553	283,662,504	59,049	283,721,553
Capital Appreciation Subaccount 8,466,121 Shares (Cost $129,913,686)	167,544,530	167,468,605	75,925	167,544,530
Millennium Subaccount 1,196,792 Shares (Cost $26,894,925)	23,864,028	23,864,028	0	23,864,028
International Small Company Subaccount 1,985,683 Shares (Cost $31,824,174)	46,127,419	46,061,647	65,772	46,127,419
Aggressive Growth Subaccount 736,616 Shares (Cost $5,581,991)	5,259,435	5,259,435	0	5,259,435
Small Cap Growth Subaccount 597,068 Shares (Cost $6,046,648)	6,531,929	6,523,555	8,374	6,531,929
Mid Cap Opportunity Subaccount 2,439,702 Shares (Cost $37,241,727)	46,573,917	46,538,964	34,953	46,573,917
S&P 500 Index Subaccount 6,013,306 Shares (Cost $78,004,735)	89,117,188	89,084,198	32,990	89,117,188
Blue Chip Subaccount 2,086,029 Shares (Cost $20,376,322)	27,326,975	27,326,975	0	27,326,975
High Income Bond Subaccount 6,169,336 Shares (Cost $51,050,016)	57,683,291	57,648,358	34,933	57,683,291
Capital Growth Subaccount 1,078,620 Shares (Cost $17,532,307)	22,855,954	22,855,954	0	22,855,954
Nasdaq-100 Index Subaccount 8,338,745 Shares (Cost $32,562,760)	37,691,129	37,691,129	0	37,691,129
Bristol Subaccount 4,257,559 Shares (Cost $48,039,837)	55,688,869	55,688,869	0	55,688,869
Bryton Growth Subaccount 2,111,073 Shares (Cost $22,848,888)	25,607,310	25,607,310	0	25,607,310
U.S. Equity Subaccount 1,494,538 Shares (Cost $18,030,621)	20,475,176	20,427,150	48,026	20,475,176
Balanced Subaccount 546,329 Shares (Cost $6,369,020)	7,151,447	7,072,673	78,774	7,151,447

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Assets and Contract Owners’ Equity	December 31, 2006

	Assets	Contract owners’ equity

		Contracts in	Annuity reserves
	Investments at	accumulation	for contracts in	Total contract
	fair value	period (note 5)	payment period	owners’ equity

Ohio National Fund, Inc.: (continued)
Covered Call Subaccount 481,167 Shares (Cost $5,167,986)	$5,547,851	$5,547,851	$0	$5,547,851
Target VIP Subaccount 929,256 Shares (Cost $9,667,837)	10,435,547	10,435,547	0	10,435,547
Target Equity/ Income Subaccount 1,848,746 Shares (Cost $19,240,457)	20,354,697	20,331,281	23,416	20,354,697
Dow Target 10 Portfolios:
First Quarter Subaccount 209,267 Shares (Cost $1,899,468)	2,417,036	2,417,036	0	2,417,036
Second Quarter Subaccount 256,171 Shares (Cost $2,549,118)	3,384,020	3,384,020	0	3,384,020
Third Quarter Subaccount 359,490 Shares (Cost $3,292,260)	3,965,179	3,965,179	0	3,965,179
Fourth Quarter Subaccount 227,657 Shares (Cost $2,369,173)	2,813,836	2,813,836	0	2,813,836
Dow Target 5 Portfolios:
First Quarter Subaccount 68,549 Shares (Cost $690,192)	941,175	941,175	0	941,175
Second Quarter Subaccount 69,092 Shares (Cost $659,982)	882,993	882,993	0	882,993
Third Quarter Subaccount 97,904 Shares (Cost $941,788)	1,034,842	1,034,842	0	1,034,842
Fourth Quarter Subaccount 95,198 Shares (Cost $992,038)	1,148,092	1,148,092	0	1,148,092
Fidelity Variable Insurance Products Fund:
VIP Growth Subaccount 68,281 Shares (Cost $2,690,863)	2,449,223	2,449,223	0	2,449,223
VIP Equity-Income Subaccount 108,024 Shares (Cost $2,609,862)	2,830,217	2,830,217	0	2,830,217
VIP High Income Bond Subaccount 82,553 Shares (Cost $743,808)	524,209	524,209	0	524,209
Janus Aspen Series — Institutional Shares:
Large Cap Growth Subaccount 542,527 Shares (Cost $16,134,598)	12,543,219	12,543,219	0	12,543,219
International Growth Subaccount 151,923 Shares (Cost $4,020,339)	7,779,978	7,779,978	0	7,779,978

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Assets and Contract Owners’ Equity	December 31, 2006

	Assets	Contract owners’ equity

		Contracts in	Annuity reserves
	Investments at	accumulation	for contracts in	Total contract
	fair value	period (note 5)	payment period	owners’ equity

Janus Aspen Series — Institutional Shares: (continued)
Worldwide Growth Subaccount 246,590 Shares (Cost $8,349,999)	$8,006,768	$8,000,158	$6,610	$8,006,768
Balanced Subaccount 690,261 Shares (Cost $17,363,847)	19,251,370	19,216,463	34,907	19,251,370
Legg Mason Partners Variable Portfolios I, Inc.:
All Cap Subaccount 853,927 Shares (Cost $13,224,828)	16,668,657	16,666,158	2,499	16,668,657
Total Return Subaccount 566,014 Shares (Cost $6,046,962)	6,950,652	6,938,510	12,142	6,950,652
Investors Subaccount 423,632 Shares (Cost $5,427,466)	7,011,108	7,011,108	0	7,011,108
Wells Fargo Advantage Variable Trust Funds:
Opportunity Subaccount 668,843 Shares (Cost $14,250,974)	16,065,607	16,065,607	0	16,065,607
Small/ Mid Cap Value Subaccount 109,178 Shares (Cost $1,128,528)	1,448,796	1,448,796	0	1,448,796
Discovery Subaccount 950,092 Shares (Cost $11,776,253)	15,619,508	15,571,821	47,687	15,619,508
Van Kampen Universal Institutional Funds — Class I:
Core Plus Fixed Income Subaccount 249,044 Shares (Cost $2,750,828)	2,839,097	2,839,097	0	2,839,097
U.S. Real Estate Subaccount 674,187 Shares (Cost $13,141,717)	19,794,122	19,765,642	28,480	19,794,122
Value Subaccount 50,811 Shares (Cost $616,273)	755,564	755,564	0	755,564
Emerging Markets Debt Subaccount 16,111 Shares (Cost $123,618)	143,708	143,708	0	143,708
Goldman Sachs Variable Insurance Trust:
Growth & Income Subaccount 10,233,671 Shares (Cost $126,423,756)	142,350,366	142,316,814	33,552	142,350,366
Structured U.S. Equity Subaccount 4,454,448 Shares (Cost $55,694,202)	65,346,758	65,320,990	25,768	65,346,758
Capital Growth Subaccount 1,311,573 Shares (Cost $13,400,677)	15,188,020	15,175,871	12,149	15,188,020

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Assets and Contract Owners’ Equity	December 31, 2006

	Assets	Contract owners’ equity

		Contracts in	Annuity reserves
	Investments at	accumulation	for contracts in	Total contract
	fair value	period (note 5)	payment period	owners’ equity

Lazard Retirement Series, Inc.:
Emerging Markets Subaccount 3,191,269 Shares (Cost $54,512,684)	$72,409,886	$72,334,286	$75,600	$72,409,886
Small Cap Subaccount 2,221,735 Shares (Cost $31,593,209)	38,458,226	38,433,125	25,101	38,458,226
Equity Subaccount 37,422 Shares (Cost $428,433)	481,250	481,250	0	481,250
International Equity Subaccount 692,976 Shares (Cost $9,525,767)	10,318,407	10,318,407	0	10,318,407
The Prudential Series Fund, Inc.:
Jennison 20/20 Focus Subaccount 2,427,032 Shares (Cost $32,156,521)	38,371,376	38,365,317	6,059	38,371,376
Jennison Subaccount 456,160 Shares (Cost $8,711,907)	9,474,441	9,474,441	0	9,474,441
UBS Series Trust — Class I:
U.S. Allocation Subaccount 502,740 Shares (Cost $6,763,699)	7,712,031	7,699,544	12,487	7,712,031
Old Mutual Insurance Series Fund:
Technology & Communications Subaccount 861,420 Shares (Cost $3,611,317)	2,299,991	2,299,991	0	2,299,991
Fidelity Variable Insurance Products Fund — Service Class 2:
VIP Mid Cap Subaccount 4,889,807 Shares (Cost $131,204,957)	167,475,894	167,406,573	69,321	167,475,894
VIP Contrafund Subaccount 5,518,810 Shares (Cost $150,751,430)	171,690,165	171,581,825	108,340	171,690,165
VIP Growth Subaccount 673,167 Shares (Cost $23,694,206)	23,843,580	23,836,997	6,583	23,843,580
VIP Equity-Income Subaccount 2,974,353 Shares (Cost $75,237,702)	76,946,515	76,883,550	62,965	76,946,515
Janus Aspen Series — Service Shares:
Large Cap Growth Subaccount 877,675 Shares (Cost $22,485,299)	20,046,086	20,046,086	0	20,046,086
Worldwide Growth Subaccount 495,404 Shares (Cost $11,242,578)	15,956,962	15,956,962	0	15,956,962
Balanced Subaccount 2,128,484 Shares (Cost $51,783,102)	61,364,190	61,361,794	2,396	61,364,190
International Growth Subaccount 2,192,359 Shares (Cost $81,841,682)	110,955,277	110,878,273	77,004	110,955,277

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Assets and Contract Owners’ Equity	December 31, 2006

	Assets	Contract owners’ equity

		Contracts in	Annuity reserves
	Investments at	accumulation	for contracts in	Total contract
	fair value	period (note 5)	payment period	owners’ equity

J.P. Morgan Series Trust II:
Small Company Subaccount 1,302,323 Shares (Cost $19,517,738)	$23,207,403	$23,197,285	$10,118	$23,207,403
Mid Cap Value Subaccount 4,645,602 Shares (Cost $121,024,517)	146,615,190	146,560,498	54,692	146,615,190
AllianceBernstein Variable Product Series Fund, Inc. — Class B:
Global Bond Subaccount 29,351 Shares (Cost $340,879)	336,653	336,653	0	336,653
Growth & Income Subaccount 50,186 Shares (Cost $1,098,794)	1,351,521	1,351,521	0	1,351,521
Small Cap Growth Subaccount 11,651 Shares (Cost $103,920)	155,655	155,655	0	155,655
MFS Variable Insurance Trust — Service Class:
New Discovery Subaccount 176,768 Shares (Cost $2,437,020)	3,031,563	3,031,563	0	3,031,563
Investors Growth Stock Subaccount 462,741 Shares (Cost $4,092,886)	4,826,384	4,826,384	0	4,826,384
Mid Cap Growth Subaccount 1,788,533 Shares (Cost $11,948,666)	12,752,239	12,752,239	0	12,752,239
Total Return Subaccount 3,398,046 Shares (Cost $64,534,921)	73,635,660	73,422,943	212,717	73,635,660
PIMCO Variable Insurance Trust — Administrative Shares:
Real Return Subaccount 15,925,280 Shares (Cost $201,084,960)	189,988,595	189,818,758	169,837	189,988,595
Total Return Subaccount 13,672,287 Shares (Cost $140,382,465)	138,363,549	138,363,549	0	138,363,549
Global Bond Subaccount 1,565,169 Shares (Cost $19,342,967)	18,875,942	18,875,942	0	18,875,942
Calvert Variable Series, Inc.:
Social Equity Subaccount 21,524 Shares (Cost $303,385)	419,295	419,295	0	419,295
Dreyfus Variable Investment Fund — Service Shares:
Appreciation Subaccount 212,381 Shares (Cost $7,590,138)	8,987,975	8,981,253	6,722	8,987,975
Royce Capital Fund:
Small-Cap Subaccount 8,780,697 Shares (Cost $79,820,720)	93,690,040	93,550,162	139,878	93,690,040
Micro-Cap Subaccount 4,376,059 Shares (Cost $54,815,928)	63,015,255	62,951,957	63,298	63,015,255

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Assets and Contract Owners’ Equity	December 31, 2006

	Assets	Contract owners’ equity

		Contracts in	Annuity reserves
	Investments at	accumulation	for contracts in	Total contract
	fair value	period (note 5)	payment period	owners’ equity

Van Kampen Universal Institutional Funds — Class II:
Core Plus Fixed Income Subaccount 377,581 Shares (Cost $4,296,896)	$4,274,217	$4,274,217	$0	$4,274,217
U.S. Real Estate Subaccount 3,171,177 Shares (Cost $71,794,711)	92,281,238	92,274,468	6,770	92,281,238
International Growth Equity Subaccount 51,807 Shares (Cost $518,297)	561,584	561,584	0	561,584
Equity Growth Subaccount 16,489 Shares (Cost $258,859)	269,431	269,431	0	269,431
Franklin Templeton Variable Insurance Products Trust — Class 2:
Franklin Income Securities Subaccount 4,104,344 Shares (Cost $65,893,121)	71,251,414	71,148,137	103,277	71,251,414
Franklin Flex Cap Growth Securities Subaccount 422,736 Shares (Cost $4,464,177)	4,709,278	4,709,278	0	4,709,278
Templeton Foreign Securities Subaccount 2,324,194 Shares (Cost $38,243,018)	43,508,911	43,508,911	0	43,508,911
Neuberger Berman Advisers Management Trust — S Class:
AMT Regency Subaccount 1,673,786 Shares (Cost $28,181,388)	29,040,190	29,040,190	0	29,040,190

Totals	$3,974,557,718	$3,971,999,150	$2,558,568	$3,974,557,718

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Operations	For the Period Ended December 31, 2006

	Ohio National Fund, Inc.

		Money				Capital
	Equity	Market	Bond	Omni	International	Appreciation	Millennium
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount(f)

	2006	2006	2006	2006	2006	2006	2006

Investment activity:
Reinvested dividends	$0	$7,340,670	$5,286,967	$392,057	$412,798	$732,911	$0
Risk and administrative expense (note 2)	(4,744,374)	(2,051,119)	(1,665,677)	(371,393)	(2,832,033)	(1,873,053)	(320,627)

Net investment activity	(4,744,374)	5,289,551	3,621,290	20,664	(2,419,235)	(1,140,142)	(320,627)

Reinvested capital gains	0	0	0	0	0	0	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	4,989,883	58,184	169,253	(245,106)	1,796,495	848,593	(1,246,202)
Unrealized gain (loss)	19,080,681	0	656,727	3,752,859	36,347,639	20,695,720	3,163,936

Net gain (loss) on investments	24,070,564	58,184	825,980	3,507,753	38,144,134	21,544,313	1,917,734

Net increase (decrease) in contracts owner’s equity from operations	$19,326,190	$5,347,735	$4,447,270	$3,528,417	$35,724,899	$20,404,171	$1,597,107

	Ohio National Fund, Inc.

	International	Aggressive	Small Cap	Mid Cap	S&P		High Income
	Small Co.	Growth	Growth	Opportunity	500 Index	Blue Chip	Bond
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

	2006	2006	2006	2006	2006	2006	2006

Investment activity:
Reinvested dividends	$52,085	$0	$0	$0	$942,408	$243,626	$0
Risk and administrative expense (note 2)	(436,567)	(57,003)	(73,119)	(577,094)	(1,125,157)	(318,333)	(636,915)

Net investment activity	(384,482)	(57,003)	(73,119)	(577,094)	(182,749)	(74,707)	(636,915)

Reinvested capital gains	1,128,072	0	0	0	0	0	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	852,461	(178,318)	(59,804)	1,403,615	1,182,963	758,534	354,952
Unrealized gain (loss)	6,211,518	521,622	1,473,140	2,993,436	10,585,572	2,672,279	4,469,569

Net gain (loss) on investments	7,063,979	343,304	1,413,336	4,397,051	11,768,535	3,430,813	4,824,521

Net increase (decrease) in contracts owner’s equity from operations	$7,807,569	$286,301	$1,340,217	$3,819,957	$11,585,786	$3,356,106	$4,187,606

(f)	Formerly known as Discovery Subaccount.

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Operations	For the Period Ended December 31, 2006

	Ohio National Fund, Inc.

	Capital	Nasdaq-100		Bryton			Covered
	Growth	Index	Bristol	Growth	U.S. Equity	Balanced	Call
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

	2006	2006	2006	2006	2006	2006	2006

Investment activity:
Reinvested dividends	$0	$0	$172,243	$0	$58,698	$79,507	$0
Risk and administrative expense (note 2)	(271,382)	(390,844)	(505,006)	(196,258)	(230,212)	(80,940)	(65,025)

Net investment activity	(271,382)	(390,844)	(332,763)	(196,258)	(171,514)	(1,433)	(65,025)

Reinvested capital gains	0	0	0	169,791	0	0	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	637,899	175,038	58,436	172,302	112,657	65,266	27,705
Unrealized gain (loss)	3,212,334	2,361,733	6,063,102	2,078,164	1,041,394	532,483	181,760

Net gain (loss) on investments	3,850,233	2,536,771	6,121,538	2,250,466	1,154,051	597,749	209,465

Net increase (decrease) in contracts owner’s equity from operations	$3,578,851	$2,145,927	$5,788,775	$2,223,999	$982,537	$596,316	$144,440

	Ohio National Fund, Inc.		Dow Target 10 Portfolios

		Target	First	Second	Third	Fourth
	Target VIP	Equity/Income	Quarter	Quarter	Quarter	Quarter
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

	2006	2006	2006	2006	2006	2006

Investment activity:
Reinvested dividends	$1,162	$122,575	$171,378	$195,196	$199,492	$133,157
Risk and administrative expense (note 2)	(70,727)	(174,411)	(31,541)	(41,444)	(39,719)	(26,897)

Net investment activity	(69,565)	(51,836)	139,837	153,752	159,773	106,260

Reinvested capital gains	0	0	0	0	0	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	1,096	172,092	132,455	108,455	93,184	63,894
Unrealized gain (loss)	764,673	1,097,604	297,406	515,937	499,079	296,368

Net gain (loss) on investments	765,769	1,269,696	429,861	624,392	592,263	360,262

Net increase (decrease) in contracts owner’s equity from operations	$696,204	$1,217,860	$569,698	$778,144	$752,036	$466,522

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Operations	For the Period Ended December 31, 2006

	Dow Target 5 Portfolios				Fidelity Variable Insurance Products Fund

	First	Second	Third	Fourth		VIP Equity-	VIP High
	Quarter	Quarter	Quarter	Quarter	VIP Growth	Income	Income Bond
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

	2006	2006	2006	2006	2006	2006	2006

Investment activity:
Reinvested dividends	$44,136	$39,941	$43,484	$48,083	$11,565	$94,703	$40,804
Risk and administrative expense (note 2)	(12,021)	(10,311)	(9,790)	(9,463)	(34,921)	(36,367)	(8,375)

Net investment activity	32,115	29,630	33,694	38,620	(23,356)	58,336	32,429

Reinvested capital gains	0	0	0	0	0	339,865	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	52,898	18,150	11,037	18,188	(132,308)	56,293	(99,642)
Unrealized gain (loss)	182,249	179,922	149,300	149,142	295,310	30,123	127,012

Net gain (loss) on investments	235,147	198,072	160,337	167,330	163,002	86,416	27,370

Net increase (decrease) in contracts owner’s equity from operations	$267,262	$227,702	$194,031	$205,950	$139,646	$484,617	$59,799

					Legg Mason Partners Variable
	Janus Aspen Series — Institutional Shares				Portfolios I, Inc.(i)

	Large Cap	International	Worldwide			Total
	Growth	Growth	Growth	Balanced	All Cap	Return	Investors
	Subaccount(d)	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

	2006	2006	2006	2006	2006	2006	2006

Investment activity:
Reinvested dividends	$62,953	$129,349	$142,141	$437,765	$214,072	$141,492	$107,222
Risk and administrative expense (note 2)	(172,332)	(84,463)	(107,899)	(279,710)	(197,203)	(94,378)	(83,597)

Net investment activity	(109,379)	44,886	34,242	158,055	16,869	47,114	23,625

Reinvested capital gains	0	0	0	0	578,523	123,462	155,418

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	(1,448,539)	824,510	(521,108)	454,346	479,445	183,290	172,799
Unrealized gain (loss)	2,812,642	1,593,350	1,720,992	1,266,498	1,298,738	389,883	630,795

Net gain (loss) on investments	1,364,103	2,417,860	1,199,884	1,720,844	1,778,183	573,173	803,594

Net increase (decrease) in contracts owner’s equity from operations	$1,254,724	$2,462,746	$1,234,126	$1,878,899	$2,373,575	$743,749	$982,637

(d)	Formerly known as Growth Subaccount.

(i)	Formerly known as Salomon Brothers Variable Series Funds Inc.

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Operations	For the Period Ended December 31, 2006

	Wells Fargo Advantage Variable Trust Funds			Van Kampen Universal Institutional Funds — Class I

		Small/Mid		Core Plus	U.S. Real		Emerging
	Opportunity	Cap Value	Discovery	Fixed Income	Estate	Value	Markets Debt
	Subaccount	Subaccount(g)	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

	2006	2006	2006	2006	2006	2006	2006

Investment activity:
Reinvested dividends	$0	$0	$0	$118,079	$176,619	$13,287	$16,109
Risk and administrative expense (note 2)	(216,957)	(20,706)	(225,930)	(40,165)	(205,175)	(10,294)	(2,610)

Net investment activity	(216,957)	(20,706)	(225,930)	77,914	(28,556)	2,993	13,499

Reinvested capital gains	1,811,496	243,090	0	15,691	1,060,361	78,320	3,500

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	407,571	93,851	981,250	28,681	690,593	28,776	13,660
Unrealized gain (loss)	(328,232)	(111,325)	1,310,492	(61,283)	3,311,999	(894)	(15,255)

Net gain (loss) on investments	79,339	(17,474)	2,291,742	(32,602)	4,002,592	27,882	(1,595)

Net increase (decrease) in contracts owner’s equity from operations	$1,673,878	$204,910	$2,065,812	$61,003	$5,034,397	$109,195	$15,404

	Goldman Sachs Variable Insurance Trust			Lazard Retirement Series, Inc.

	Growth &	Structured	Capital	Emerging			International
	Income	U.S. Equity	Growth	Markets	Small Cap	Equity	Equity
	Subaccount	Subaccount(h)	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

	2006	2006	2006	2006	2006	2006	2006

Investment activity:
Reinvested dividends	$2,130,596	$676,194	$18,673	$266,576	$0	$2,381	$51,470
Risk and administrative expense (note 2)	(1,212,841)	(726,207)	(188,793)	(705,904)	(469,754)	(3,870)	(58,514)

Net investment activity	917,755	(50,013)	(170,120)	(439,328)	(469,754)	(1,489)	(7,044)

Reinvested capital gains	5,120,394	0	0	3,497,520	2,853,563	0	214,176

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	470,825	383,941	119,095	2,314,525	1,454,955	1,333	27,416
Unrealized gain (loss)	12,017,821	5,978,970	1,063,622	8,404,034	1,298,874	50,183	724,450

Net gain (loss) on investments	12,488,646	6,362,911	1,182,717	10,718,559	2,753,829	51,516	751,866

Net increase (decrease) in contracts owner’s equity from operations	$18,526,795	$6,312,898	$1,012,597	$13,776,751	$5,137,638	$50,027	$958,998

(g)	Formerly known as Multi Cap Value Subaccount.
(h)	Formerly known as Core U.S. Equity Subaccount.

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Operations	For the Period Ended December 31, 2006

				Old Mutual
			UBS Series	Insurance
	The Prudential Series		Trust —	Series
	Fund, Inc.		Class I	Fund(e)	Fidelity Variable Insurance Products Fund — Service Class 2

	Jennison		U.S.	Techn. &	VIP	VIP	VIP	VIP Equity —
	20/20 Focus	Jennison	Allocation	Comm.	Mid Cap	Contrafund	Growth	Income
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

	2006	2006	2006	2006	2006	2006	2006	2006

Investment activity:
Reinvested dividends	$0	$0	$198,134	$0	$227,285	$1,400,422	$37,893	$1,448,327
Risk and administrative expense (note 2)	(376,739)	(103,945)	(107,078)	(32,618)	(1,912,376)	(1,706,624)	(310,511)	(520,294)

Net investment activity	(376,739)	(103,945)	91,056	(32,618)	(1,685,091)	(306,202)	(272,618)	928,033

Reinvested capital gains	1,530,345	0	0	0	15,154,666	13,116,011	0	6,414,967

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	291,373	37,955	113,067	(435,309)	1,698,076	165,876	(93,070)	179,157
Unrealized gain (loss)	2,075,345	91,753	521,846	539,716	(627,601)	(35,084)	1,552,822	(87,342)

Net gain (loss) on investments	2,366,718	129,708	634,913	104,407	1,070,475	130,792	1,459,752	91,815

Net increase (decrease) in contracts owner’s equity from operations	$3,520,324	$25,763	$725,969	$71,789	$14,540,050	$12,940,601	$1,187,134	$7,434,815

	Janus Aspen Series — Service Shares				J.P. Morgan Series Trust II

	Large Cap	Worldwide		International	Small	Mid Cap
	Growth	Growth	Balanced	Growth	Company	Value
	Subaccount(d)	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

	2006	2006	2006	2006	2006	2006

Investment activity:
Reinvested dividends	$54,468	$251,927	$1,165,943	$1,076,478	$0	$676,534
Risk and administrative expense (note 2)	(260,897)	(204,430)	(816,793)	(683,408)	(280,952)	(1,578,122)

Net investment activity	(206,429)	47,497	349,150	393,070	(280,952)	(901,588)

Reinvested capital gains	0	0	0	0	588,044	2,733,540

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	(680,469)	799,699	927,364	479,450	510,286	547,651
Unrealized gain (loss)	2,666,149	1,471,306	3,874,185	20,364,281	1,966,914	15,174,784

Net gain (loss) on investments	1,985,680	2,271,005	4,801,549	20,843,731	2,477,200	15,722,435

Net increase (decrease) in contracts owner’s equity from operations	$1,779,251	$2,318,502	$5,150,699	$21,236,801	$2,784,292	$17,554,387

(d)	Formerly known as Growth Subaccount.

(e)	Formerly known as PBHG Insurance Series Fund.

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Operations	For the Period Ended December 31, 2006

	AllianceBerstein Variable
	Product Series Fund, Inc. — Class B			MFS Variable Insurance Trust — Service Class

	Global	Growth &	Small Cap	New	Investors	Mid Cap	Total
	Bond	Income	Growth	Discovery	Growth Stock	Growth	Return
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

	2006	2006	2006	2006	2006	2006	2006

Investment activity:
Reinvested dividends	$4,793	$16,827	$0	$0	$0	$0	$1,553,231
Risk and administrative expense (note 2)	(4,401)	(19,762)	(2,639)	(35,981)	(57,813)	(81,360)	(940,963)

Net investment activity	392	(2,935)	(2,639)	(35,981)	(57,813)	(81,360)	612,268

Reinvested capital gains	3,195	75,552	0	50,931	0	165,219	2,276,663

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	(1,321)	71,008	24,940	90,147	139,523	105,098	921,651
Unrealized gain (loss)	9,358	57,966	(7,564)	201,704	181,610	128,336	3,137,400

Net gain (loss) on investments	8,037	128,974	17,376	291,851	321,133	233,434	4,059,051

Net increase (decrease) in contracts owner’s equity from operations	$11,624	$201,591	$14,737	$306,801	$263,320	$317,293	$6,947,982

					Dreyfus
					Variable
				Calvert	Investment
	PIMCO Variable Insurance Trust —			Variable	Fund — Service
	Administrative Shares			Series Inc.	Shares	Royce Capital Fund

	Real Return	Total Return	Global Bond	Social Equity	Appreciation	Small-Cap	Micro-Cap
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

	2006	2006	2006	2006	2006	2006	2006

Investment activity:
Reinvested dividends	$7,502,974	$3,379,934	$486,949	$0	$97,434	$55,403	$104,972
Risk and administrative expense (note 2)	(2,281,061)	(1,001,136)	(187,884)	(5,016)	(102,545)	(1,021,566)	(604,973)

Net investment activity	5,221,913	2,378,798	299,065	(5,016)	(5,111)	(966,163)	(500,001)

Reinvested capital gains	5,021,815	690,133	0	0	0	4,123,767	3,197,549

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	(109,427)	(55,511)	(62,689)	17,920	122,584	582,361	194,829
Unrealized gain (loss)	(10,664,091)	(1,089,519)	229,996	22,501	975,659	6,671,142	5,047,443

Net gain (loss) on investments	(10,773,518)	(1,145,030)	167,307	40,421	1,098,243	7,253,503	5,242,272

Net increase (decrease) in contracts owner’s equity from operations	$(529,790)	$1,923,901	$466,372	$35,405	$1,093,132	$10,411,107	$7,939,820

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Operations	For the Period Ended December 31, 2006

					Franklin Templeton Variable Insurance
	Van Kampen Universal Institutional Funds — Class II				Products Trust — Class 2

					Franklin	Franklin Flex	Templeton
	Core Plus	U.S. Real	International	Equity	Income	Cap Growth	Foreign
	Fixed Income	Estate	Growth Equity	Growth	Securities	Securities	Securities
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

	2006	2006	2006(c)	2006(c)	2006	2006	2006

Investment activity:
Reinvested dividends	$151,855	$590,065	$768	$0	$1,286,024	$339	$261,653
Risk and administrative expense (note 2)	(51,460)	(796,918)	(1,656)	(752)	(521,067)	(48,547)	(307,823)

Net investment activity	100,395	(206,853)	(888)	(752)	764,957	(48,208)	(46,170)

Reinvested capital gains	20,672	4,047,672	0	0	172,022	0	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	(12,244)	1,051,919	1,323	99	26,680	9,050	52,054
Unrealized gain (loss)	(21,138)	14,431,833	43,287	10,572	5,487,735	156,245	4,794,666

Net gain (loss) on investments	(33,382)	15,483,752	44,610	10,671	5,514,415	165,295	4,846,720

Net increase (decrease) in contracts owner’s equity from operations	$87,685	$19,324,571	$43,722	$9,919	$6,451,394	$117,087	$4,800,550

(c)	Period from May 1, 2006, date of commencement of operations.

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Operations	For the Period Ended December 31, 2006

	Neuberger Berman
	Advisers
	Management
	Trust — S Class

	AMT
	Regency	Total
	Subaccount	Subaccounts

	2006(c)	2006

Investment activity:
Reinvested dividends	$42,306	$43,637,562
Risk and administrative expense (note 2)	(66,036)	(41,471,566)

Net investment activity	(23,730)	2,165,996

Reinvested capital gains	586,505	77,362,510

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	(1,922)	27,300,991
Unrealized gain (loss)	858,802	256,249,164

Net gain (loss) on investments	856,880	283,550,155

Net increase (decrease) in contracts owner’s equity from operations	$1,419,655	$363,078,661

(c)	Period from May 1, 2006, date of commencement of operations.

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2006 and 2005

	Ohio National Fund, Inc.

	Equity		Money Market		Bond		Omni
	Subaccount		Subaccount		Subaccount		Subaccount

	2006	2005	2006	2005	2006	2005	2006	2005

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(4,744,374)	$(4,492,083)	$5,289,551	$1,825,155	$3,621,290	$2,908,061	$20,664	$(2,562)
Reinvested capital gains	0	0	0	0	0	0	0	0
Realized gain (loss)	4,989,883	2,164,215	58,184	30,610	169,253	160,248	(245,106)	(1,147,482)
Unrealized gain (loss)	19,080,681	20,699,494	0	0	656,727	(3,926,954)	3,752,859	3,684,054

Net increase (decrease) in contract owners’ equity from operations	19,326,190	18,371,626	5,347,735	1,855,765	4,447,270	(858,645)	3,528,417	2,534,010

Equity transactions:
Contract purchase payments (note 1)	32,256,606	31,895,795	290,632,198	214,673,643	13,885,450	15,460,360	810,038	1,262,732
Extra credit fund deposits (note 1)	138,002	124,106	1,418,231	1,464,700	87,771	99,844	7,751	8,301
Transfers to and from fixed dollar contract and other subaccounts	9,812,447	21,130,882	(191,023,256)	(170,266,791)	22,618,173	21,142,945	(108,640)	(2,031,884)
Withdrawals and surrenders	(40,668,818)	(25,106,861)	(23,704,362)	(15,165,863)	(7,102,165)	(5,558,564)	(3,792,255)	(3,764,098)
Surrender charges (note 2)	(408,551)	(373,221)	(292,831)	(260,485)	(116,200)	(123,650)	(35,869)	(44,792)
Annual contract charges (note 2)	(922,817)	(594,731)	(408,359)	(189,925)	(420,750)	(196,705)	(66,184)	(60,812)
Annuity and death benefit payments	(6,086,877)	(6,001,070)	(3,909,723)	(3,728,673)	(2,945,096)	(1,986,672)	(492,342)	(523,015)

Net equity transactions	(5,880,008)	21,074,900	72,711,898	26,526,606	26,007,183	28,837,558	(3,677,501)	(5,153,568)

Net change in contract owners’ equity	13,446,182	39,446,526	78,059,633	28,382,371	30,454,453	27,978,913	(149,084)	(2,619,558)
Contract owners’ equity:
Beginning of period	388,449,960	349,003,434	125,391,803	97,009,432	114,742,561	86,763,648	31,496,386	34,115,944

End of period	$401,896,142	$388,449,960	$203,451,436	$125,391,803	$145,197,014	$114,742,561	$31,347,302	$31,496,386

Change in units:
Beginning units	28,401,012	25,847,040	10,776,630	8,410,026	8,151,587	6,034,033	2,353,614	2,707,818

Units purchased	7,809,550	8,291,557	38,202,023	27,272,641	3,561,002	3,432,305	259,318	588,875
Units redeemed	(7,663,637)	(5,737,585)	(32,018,050)	(24,906,037)	(1,642,668)	(1,314,751)	(431,337)	(943,079)

Ending units	28,546,925	28,401,012	16,960,603	10,776,630	10,069,921	8,151,587	2,181,595	2,353,614

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2006 and 2005

	Ohio National Fund, Inc.

	International		Capital Appreciation		Millennium		International Small Company
	Subaccount		Subaccount		Subaccount(f)		Subaccount

	2006	2005	2006	2005	2006	2005	2006	2005

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(2,419,235)	$(1,434,062)	$(1,140,142)	$(573,341)	$(320,627)	$(364,712)	$(384,482)	$(99,846)
Reinvested capital gains	0	0	0	0	0	0	1,128,072	0
Realized gain (loss)	1,796,495	699,404	848,593	140,961	(1,246,202)	(2,033,628)	852,461	401,942
Unrealized gain (loss)	36,347,639	14,209,270	20,695,720	5,343,057	3,163,936	1,771,354	6,211,518	4,151,697

Net increase (decrease) in contract owners’ equity from operations	35,724,899	13,474,612	20,404,171	4,910,677	1,597,107	(626,986)	7,807,569	4,453,793

Equity transactions:
Contract purchase payments (note 1)	44,615,028	32,777,327	16,775,970	19,396,544	859,682	1,135,291	8,971,027	3,833,007
Extra credit fund deposits (note 1)	250,637	172,222	106,117	116,750	7,632	8,919	39,368	24,412
Transfers to and from fixed dollar contract and other subaccounts	46,100,071	49,041,600	22,187,014	30,357,251	(2,898,945)	(3,314,609)	8,103,342	5,515,106
Withdrawals and surrenders	(8,076,774)	(5,275,958)	(8,677,474)	(7,374,359)	(4,012,644)	(4,241,306)	(2,875,908)	(1,244,006)
Surrender charges (note 2)	(133,546)	(102,482)	(119,989)	(88,799)	(44,813)	(53,799)	(25,241)	(18,709)
Annual contract charges (note 2)	(837,709)	(295,512)	(467,977)	(173,235)	(37,148)	(40,647)	(74,419)	(21,168)
Annuity and death benefit payments	(3,228,726)	(1,753,948)	(2,170,128)	(1,327,378)	(341,738)	(411,279)	(402,437)	(224,238)

Net equity transactions	78,688,981	74,563,249	27,633,533	40,906,774	(6,467,974)	(6,917,430)	13,735,732	7,864,404

Net change in contract owners’ equity	114,413,880	88,037,861	48,037,704	45,817,451	(4,870,867)	(7,544,416)	21,543,301	12,318,197
Contract owners’ equity:
Beginning of period	169,307,673	81,269,812	119,506,826	73,689,375	28,734,895	36,279,311	24,584,118	12,265,921

End of period	$283,721,553	$169,307,673	$167,544,530	$119,506,826	$23,864,028	$28,734,895	$46,127,419	$24,584,118

Change in units:
Beginning units	15,940,713	7,840,678	6,614,263	4,035,544	2,339,958	2,802,728	1,561,891	928,177

Units purchased	9,847,847	9,683,394	2,724,362	3,386,747	230,669	272,237	1,471,010	938,194
Units redeemed	(2,730,641)	(1,583,359)	(1,120,408)	(808,028)	(651,234)	(735,007)	(571,966)	(304,480)

Ending units	23,057,919	15,940,713	8,218,217	6,614,263	1,919,393	2,339,958	2,460,935	1,561,891

(f)	Formerly known as Discovery Subaccount.

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2006 and 2005

	Ohio National Fund, Inc.

	Aggressive Growth		Small Cap Growth		Mid Cap Opportunity		S&P 500 Index
	Subaccount		Subaccount		Subaccount		Subaccount

	2006	2005	2006	2005	2006	2005	2006	2005

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(57,003)	$(47,961)	$(73,119)	$(68,309)	$(577,094)	$(572,453)	$(182,749)	$(261,111)
Reinvested capital gains	0	0	0	0	0	0	0	0
Realized gain (loss)	(178,318)	(405,869)	(59,804)	(322,386)	1,403,615	504,611	1,182,963	(335,400)
Unrealized gain (loss)	521,622	881,024	1,473,140	675,468	2,993,436	3,880,574	10,585,572	3,589,963

Net increase (decrease) in contract owners’ equity from operations	286,301	427,194	1,340,217	284,773	3,819,957	3,812,732	11,585,786	2,993,452

Equity transactions:
Contract purchase payments (note 1)	1,061,741	243,776	361,848	402,942	3,048,512	2,549,598	4,151,606	4,892,435
Extra credit fund deposits (note 1)	4,824	801	1,049	253	6,617	6,827	17,788	27,043
Transfers to and from fixed dollar contract and other subaccounts	437,955	(96,979)	(62,305)	(78,389)	(1,476,690)	(3,739,225)	(9,405,479)	1,585,535
Withdrawals and surrenders	(478,729)	(712,549)	(828,199)	(546,416)	(5,491,298)	(4,667,908)	(12,100,635)	(11,184,946)
Surrender charges (note 2)	(7,864)	(17,859)	(12,656)	(12,608)	(57,844)	(60,269)	(154,672)	(150,932)
Annual contract charges (note 2)	(13,525)	(7,205)	(13,915)	(11,260)	(86,558)	(69,716)	(145,715)	(141,152)
Annuity and death benefit payments	(55,323)	(39,245)	(42,947)	(31,077)	(546,918)	(613,361)	(1,939,209)	(1,166,042)

Net equity transactions	949,079	(629,260)	(597,125)	(276,555)	(4,604,179)	(6,594,054)	(19,576,316)	(6,138,059)

Net change in contract owners’ equity	1,235,380	(202,066)	743,092	8,218	(784,222)	(2,781,322)	(7,990,530)	(3,144,607)
Contract owners’ equity:
Beginning of period	4,024,055	4,226,121	5,788,837	5,780,619	47,358,139	50,139,461	97,107,718	100,252,325

End of period	$5,259,435	$4,024,055	$6,531,929	$5,788,837	$46,573,917	$47,358,139	$89,117,188	$97,107,718

Change in units:
Beginning units	639,325	746,923	787,643	771,074	2,649,023	3,013,264	7,724,392	8,103,050

Units purchased	394,482	137,332	185,074	244,038	506,082	502,455	849,111	1,512,729
Units redeemed	(200,589)	(244,930)	(237,336)	(227,469)	(678,675)	(866,696)	(2,321,518)	(1,891,387)

Ending units	833,218	639,325	735,381	787,643	2,476,430	2,649,023	6,251,985	7,724,392

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2006 and 2005

	Ohio National Fund, Inc.

	Blue Chip		High Income Bond		Capital Growth		Nasdaq-100 Index
	Subaccount		Subaccount		Subaccount		Subaccount

	2006	2005	2006	2005	2006	2005	2006	2005

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(74,707)	$(106,651)	$(636,915)	$1,452,433	$(271,382)	$(252,408)	$(390,844)	$(211,468)
Reinvested capital gains	0	0	0	0	0	0	0	0
Realized gain (loss)	758,534	639,255	354,952	400,068	637,899	324,807	175,038	187,002
Unrealized gain (loss)	2,672,279	233,444	4,469,569	(1,202,521)	3,212,334	114,502	2,361,733	610,617

Net increase (decrease) in contract owners’ equity from operations	3,356,106	766,048	4,187,606	649,980	3,578,851	186,901	2,145,927	586,151

Equity transactions:
Contract purchase payments (note 1)	482,878	624,777	7,529,735	4,900,738	1,561,167	760,847	5,552,517	4,625,013
Extra credit fund deposits (note 1)	5,425	9,114	61,609	45,507	6,458	1,521	32,377	20,696
Transfers to and from fixed dollar contract and other subaccounts	3,155,251	(651,815)	8,666,640	7,368,642	1,084,752	99,202	8,408,309	7,872,941
Withdrawals and surrenders	(2,344,185)	(2,259,353)	(2,548,346)	(3,057,320)	(2,732,841)	(1,984,350)	(1,067,628)	(854,363)
Surrender charges (note 2)	(28,856)	(35,873)	(39,193)	(50,349)	(23,443)	(43,200)	(18,967)	(19,155)
Annual contract charges (note 2)	(36,198)	(52,474)	(134,587)	(57,604)	(43,004)	(32,345)	(104,761)	(30,040)
Annuity and death benefit payments	(472,315)	(397,284)	(853,392)	(580,049)	(276,302)	(281,996)	(489,771)	(256,514)

Net equity transactions	762,000	(2,762,908)	12,682,466	8,569,565	(423,213)	(1,480,321)	12,312,076	11,358,578

Net change in contract owners’ equity	4,118,106	(1,996,860)	16,870,072	9,219,545	3,155,638	(1,293,420)	14,458,003	11,944,729
Contract owners’ equity:
Beginning of period	23,208,869	25,205,729	40,813,219	31,593,674	19,700,316	20,993,736	23,233,126	11,288,397

End of period	$27,326,975	$23,208,869	$57,683,291	$40,813,219	$22,855,954	$19,700,316	$37,691,129	$23,233,126

Change in units:
Beginning units	2,097,300	2,353,715	3,136,664	2,469,538	1,203,188	1,317,109	5,895,658	2,868,696

Units purchased	404,936	164,519	1,970,449	1,435,457	312,579	272,987	4,451,806	4,232,638
Units redeemed	(350,775)	(420,934)	(1,025,003)	(768,331)	(371,762)	(386,908)	(1,256,916)	(1,205,676)

Ending units	2,151,461	2,097,300	4,082,110	3,136,664	1,144,005	1,203,188	9,090,548	5,895,658

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2006 and 2005

	Ohio National Fund, Inc.

	Bristol		Bryton Growth		U.S. Equity		Balanced
	Subaccount		Subaccount		Subaccount		Subaccount

	2006	2005	2006	2005	2006	2005	2006	2005

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(332,763)	$(166,017)	$(196,258)	$(61,661)	$(171,514)	$(105,473)	$(1,433)	$(30,350)
Reinvested capital gains	0	0	169,791	0	0	0	0	0
Realized gain (loss)	58,436	7,738	172,302	29,406	112,657	17,663	65,266	11,373
Unrealized gain (loss)	6,063,102	1,520,248	2,078,164	428,639	1,041,394	896,106	532,483	121,060

Net increase (decrease) in contract owners’ equity from operations	5,788,775	1,361,969	2,223,999	396,384	982,537	808,296	596,316	102,083

Equity transactions:
Contract purchase payments (note 1)	11,524,743	7,554,347	6,846,427	2,433,285	5,939,974	3,741,719	915,309	799,857
Extra credit fund deposits (note 1)	67,080	48,747	40,550	15,998	29,325	30,555	477	744
Transfers to and from fixed dollar contract and other subaccounts	15,216,858	14,608,554	8,338,052	4,185,655	1,616,328	3,065,819	1,733,514	1,570,735
Withdrawals and surrenders	(834,781)	(270,907)	(313,513)	(89,920)	(170,621)	(56,649)	(114,164)	(40,407)
Surrender charges (note 2)	(16,392)	(7,782)	(6,360)	(1,573)	(4,566)	(507)	(2,747)	(201)
Annual contract charges (note 2)	(155,104)	(23,498)	(55,138)	(11,533)	(55,004)	(18,100)	(19,945)	(3,070)
Annuity and death benefit payments	(698,446)	(233,956)	(174,528)	(39,775)	(110,307)	(30,770)	(42,856)	(10,095)

Net equity transactions	25,103,958	21,675,505	14,675,490	6,492,137	7,245,129	6,732,067	2,469,588	2,317,563

Net change in contract owners’ equity	30,892,733	23,037,474	16,899,489	6,888,521	8,227,666	7,540,363	3,065,904	2,419,646
Contract owners’ equity:
Beginning of period	24,796,136	1,758,662	8,707,821	1,819,300	12,247,510	4,707,147	4,085,543	1,665,897

End of period	$55,688,869	$24,796,136	$25,607,310	$8,707,821	$20,475,176	$12,247,510	$7,151,447	$4,085,543

Change in units:
Beginning units	2,042,000	160,090	872,635	187,686	983,957	405,606	356,380	148,370

Units purchased	2,284,024	1,997,738	1,588,500	756,807	684,521	605,675	276,203	232,714
Units redeemed	(335,121)	(115,828)	(233,802)	(71,858)	(128,613)	(27,324)	(79,076)	(24,704)

Ending units	3,990,903	2,042,000	2,227,333	872,635	1,539,865	983,957	553,507	356,380

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2006 and 2005

	Ohio National Fund, Inc.

	Covered Call		Target VIP		Target Equity/Income
	Subaccount		Subaccount		Subaccount

	2006	2005	2006	2005(b)	2006	2005(b)

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(65,025)	$(41,234)	$(69,565)	$(2,278)	$(51,836)	$(5,310)
Reinvested capital gains	0	0	0	0	0	0
Realized gain (loss)	27,705	36,630	1,096	(359)	172,092	(326)
Unrealized gain (loss)	181,760	92,975	764,673	3,038	1,097,604	16,636

Net increase (decrease) in contract owners’ equity from operations	144,440	88,371	696,204	401	1,217,860	11,000

Equity transactions:
Contract purchase payments (note 1)	554,120	1,044,157	4,751,306	1,047,489	7,186,113	1,494,682
Extra credit fund deposits (note 1)	847	3,257	14,804	0	26,569	8
Transfers to and from fixed dollar contract and other subaccounts	803,747	1,105,669	3,641,815	370,834	8,720,768	2,062,204
Withdrawals and surrenders	(31,338)	(79,081)	(36,272)	0	(211,158)	(4,583)
Surrender charges (note 2)	(462)	(1,030)	(352)	0	(781)	(18)
Annual contract charges (note 2)	(15,826)	(6,459)	(6,329)	0	(40,281)	0
Annuity and death benefit payments	(14,779)	(8,103)	(43,967)	(386)	(106,780)	(906)

Net equity transactions	1,296,309	2,058,410	8,321,005	1,417,937	15,574,450	3,551,387

Net change in contract owners’ equity	1,440,749	2,146,781	9,017,209	1,418,338	16,792,310	3,562,387
Contract owners’ equity:
Beginning of period	4,107,102	1,960,321	1,418,338	0	3,562,387	0

End of period	$5,547,851	$4,107,102	$10,435,547	$1,418,338	$20,354,697	$3,562,387

Change in units:
Beginning units	379,140	183,953	140,194	0	352,432	0

Units purchased	196,502	473,843	859,089	140,329	2,051,979	353,181
Units redeemed	(77,365)	(278,656)	(55,943)	(135)	(541,057)	(749)

Ending units	498,277	379,140	943,340	140,194	1,863,354	352,432

(b)	Period from November 2, 2005, date of commencement of operations.

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2006 and 2005

	Dow Target 10 Portfolios

	First Quarter		Second Quarter		Third Quarter		Fourth Quarter
	Subaccount		Subaccount		Subaccount		Subaccount

	2006	2005	2006	2005	2006	2005	2006	2005

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$139,837	$(33,316)	$153,752	$(42,273)	$159,773	$(38,406)	$106,260	$(25,651)
Reinvested capital gains	0	0	0	0	0	0	0	0
Realized gain (loss)	132,455	91,960	108,455	84,758	93,184	60,013	63,894	43,010
Unrealized gain (loss)	297,406	(263,215)	515,937	(176,651)	499,079	(230,317)	296,368	(134,482)

Net increase (decrease) in contract owners’ equity from operations	569,698	(204,571)	778,144	(134,166)	752,036	(208,710)	466,522	(117,123)

Equity transactions:
Contract purchase payments (note 1)	124,959	83,313	81,972	307,964	582,315	194,061	528,751	152,763
Extra credit fund deposits (note 1)	827	520	623	7,648	234	1,786	334	0
Transfers to and from fixed dollar contract and other subaccounts	(161,820)	(157,266)	1,231	42,478	136,654	63,706	(59,633)	65,461
Withdrawals and surrenders	(282,637)	(274,677)	(374,489)	(327,754)	(370,232)	(398,202)	(122,392)	(195,963)
Surrender charges (note 2)	(1,295)	(977)	(742)	(1,358)	(792)	(3,637)	(337)	(1,715)
Annual contract charges (note 2)	(6,042)	(5,742)	(7,723)	(4,931)	(6,465)	(5,516)	(5,450)	(4,462)
Annuity and death benefit payments	(27,738)	(29,240)	(72,636)	(57,469)	(16,801)	(33,988)	(21,342)	(39,812)

Net equity transactions	(353,746)	(384,069)	(371,764)	(33,422)	324,913	(181,790)	319,931	(23,728)

Net change in contract owners’ equity	215,952	(588,640)	406,380	(167,588)	1,076,949	(390,500)	786,453	(140,851)
Contract owners’ equity:
Beginning of period	2,201,084	2,789,724	2,977,640	3,145,228	2,888,230	3,278,730	2,027,383	2,168,234

End of period	$2,417,036	$2,201,084	$3,384,020	$2,977,640	$3,965,179	$2,888,230	$2,813,836	$2,027,383

Change in units:
Beginning units	220,702	258,822	265,196	269,232	311,200	329,746	195,982	197,285

Units purchased	38,323	43,569	17,545	58,275	103,160	54,655	65,965	42,008
Units redeemed	(68,417)	(81,689)	(47,290)	(62,311)	(76,843)	(73,201)	(46,374)	(43,311)

Ending units	190,608	220,702	235,451	265,196	337,517	311,200	215,573	195,982

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2006 and 2005

	Dow Target 5 Portfolios

	First Quarter		Second Quarter		Third Quarter		Fourth Quarter
	Subaccount		Subaccount		Subaccount		Subaccount

	2006	2005	2006	2005	2006	2005	2006	2005

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$32,115	$(10,082)	$29,630	$(7,605)	$33,694	$(7,117)	$38,620	$(8,995)
Reinvested capital gains	0	0	0	0	0	0	0	0
Realized gain (loss)	52,898	14,886	18,150	21,932	11,037	623	18,188	9,479
Unrealized gain (loss)	182,249	(25,553)	179,922	(42,040)	149,300	(114,233)	149,142	(98,730)

Net increase (decrease) in contract owners’ equity from operations	267,262	(20,749)	227,702	(27,713)	194,031	(120,727)	205,950	(98,246)

Equity transactions:
Contract purchase payments (note 1)	22,820	120,005	61,433	32,043	16,168	118,533	121,501	23,152
Extra credit fund deposits (note 1)	315	2,932	555	572	643	1,408	1,284	22
Transfers to and from fixed dollar contract and other subaccounts	(5,055)	81,239	78,919	70,600	398,397	(18,472)	283,008	26,080
Withdrawals and surrenders	(63,783)	(25,760)	(20,049)	(31,961)	(57,179)	(52,776)	(57,884)	(73,712)
Surrender charges (note 2)	(952)	(38)	(35)	(216)	(543)	(544)	(293)	(589)
Annual contract charges (note 2)	(2,519)	(1,178)	(2,561)	(855)	(2,560)	(1,592)	(2,027)	(1,736)
Annuity and death benefit payments	(9,339)	(9,297)	(9,845)	(6,347)	(22,359)	(10,327)	(12,769)	(25,060)

Net equity transactions	(58,513)	167,903	108,417	63,836	332,567	36,230	332,820	(51,843)

Net change in contract owners’ equity	208,749	147,154	336,119	36,123	526,598	(84,497)	538,770	(150,089)
Contract owners’ equity:
Beginning of period	732,426	585,272	546,874	510,751	508,244	592,741	609,322	759,411

End of period	$941,175	$732,426	$882,993	$546,874	$1,034,842	$508,244	$1,148,092	$609,322

Change in units:
Beginning units	64,264	49,534	44,383	39,617	54,740	50,896	65,692	70,645

Units purchased	18,449	33,506	15,749	14,943	49,347	18,032	38,356	8,212
Units redeemed	(23,231)	(18,776)	(7,426)	(10,177)	(21,278)	(14,188)	(13,600)	(13,165)

Ending units	59,482	64,264	52,706	44,383	82,809	54,740	90,448	65,692

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2006 and 2005

	Fidelity Variable Insurance Products Fund

	VIP Growth		VIP Equity-Income		VIP High Income Bond
	Subaccount		Subaccount		Subaccount

	2006	2005	2006	2005	2006	2005

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(23,356)	$(24,853)	$58,336	$15,211	$32,429	$107,568
Reinvested capital gains	0	0	339,865	127,606	0	0
Realized gain (loss)	(132,308)	(467,323)	56,293	28,278	(99,642)	(102,921)
Unrealized gain (loss)	295,310	599,094	30,123	(41,378)	127,012	4,395

Net increase (decrease) in contract owners’ equity from operations	139,646	106,918	484,617	129,717	59,799	9,042

Equity transactions:
Contract purchase payments (note 1)	37,024	61,253	20,355	36,521	1,466	1,304
Extra credit fund deposits (note 1)	0	0	0	0	0	0
Transfers to and from fixed dollar contract and other subaccounts	(241,285)	(618,552)	(17,162)	(145,892)	(23,059)	(11,009)
Withdrawals and surrenders	(598,900)	(958,108)	(599,856)	(732,220)	(194,105)	(199,223)
Surrender charges (note 2)	(4,990)	(4,307)	(4,435)	(5,067)	(317)	(1,318)
Annual contract charges (note 2)	(3,069)	(3,936)	(2,467)	(3,119)	(411)	(587)
Annuity and death benefit payments	(7,957)	(8,336)	(15,079)	(134,703)	(16,999)	(3,809)

Net equity transactions	(819,177)	(1,531,986)	(618,644)	(984,480)	(233,425)	(214,642)

Net change in contract owners’ equity	(679,531)	(1,425,068)	(134,027)	(854,763)	(173,626)	(205,600)
Contract owners’ equity:
Beginning of period	3,128,754	4,553,822	2,964,244	3,819,007	697,835	903,435

End of period	$2,449,223	$3,128,754	$2,830,217	$2,964,244	$524,209	$697,835

Change in units:
Beginning units	194,709	295,990	168,166	226,431	63,067	82,781

Units purchased	2,790	17,465	6,933	6,508	129	172
Units redeemed	(53,001)	(118,746)	(39,781)	(64,773)	(20,054)	(19,886)

Ending units	144,498	194,709	135,318	168,166	43,142	63,067

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2006 and 2005

	Janus Aspen Series — Institutional Shares

	Large Cap Growth		International Growth		Worldwide Growth		Balanced
	Subaccount(d)		Subaccount		Subaccount		Subaccount

	2006	2005	2006	2005	2006	2005	2006	2005

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(109,379)	$(157,086)	$44,886	$(3,213)	$34,242	$3,033	$158,055	$241,971
Reinvested capital gains	0	0	0	0	0	0	0	0
Realized gain (loss)	(1,448,539)	(2,481,172)	824,510	300,079	(521,108)	(1,098,640)	454,346	(158,330)
Unrealized gain (loss)	2,812,642	3,015,613	1,593,350	1,082,041	1,720,992	1,474,390	1,266,498	1,571,300

Net increase (decrease) in contract owners’ equity from operations	1,254,724	377,355	2,462,746	1,378,907	1,234,126	378,783	1,878,899	1,654,941

Equity transactions:
Contract purchase payments (note 1)	239,809	102,495	49,614	10,282	99,954	83,308	138,435	149,432
Extra credit fund deposits (note 1)	377	194	51	17	213	171	157	88
Transfers to and from fixed dollar contract and other subaccounts	(950,706)	(1,756,560)	1,069,158	436,267	(860,964)	(1,742,666)	(1,452,147)	(3,009,095)
Withdrawals and surrenders	(2,337,776)	(2,731,172)	(1,272,954)	(439,892)	(1,728,458)	(1,738,357)	(5,586,998)	(5,871,448)
Surrender charges (note 2)	(7,804)	(23,065)	(4,909)	(3,874)	(8,918)	(16,274)	(19,609)	(40,536)
Annual contract charges (note 2)	(23,973)	(29,502)	(10,052)	(8,287)	(13,301)	(19,197)	(23,032)	(37,914)
Annuity and death benefit payments	(277,867)	(254,071)	(116,546)	(104,769)	(166,118)	(243,533)	(582,789)	(621,559)

Net equity transactions	(3,357,940)	(4,691,681)	(285,638)	(110,256)	(2,677,592)	(3,676,548)	(7,525,983)	(9,431,032)

Net change in contract owners’ equity	(2,103,216)	(4,314,326)	2,177,108	1,268,651	(1,443,466)	(3,297,765)	(5,647,084)	(7,776,091)
Contract owners’ equity:
Beginning of period	14,646,435	18,960,761	5,602,870	4,334,219	9,450,234	12,747,999	24,898,454	32,674,545

End of period	$12,543,219	$14,646,435	$7,779,978	$5,602,870	$8,006,768	$9,450,234	$19,251,370	$24,898,454

Change in units:
Beginning units	1,504,701	2,002,578	334,176	337,765	949,145	1,334,120	1,682,516	2,339,609

Units purchased	64,232	35,887	94,351	77,691	31,301	30,422	43,095	42,677
Units redeemed	(394,591)	(533,764)	(109,280)	(81,280)	(292,079)	(415,397)	(526,258)	(699,770)

Ending units	1,174,342	1,504,701	319,247	334,176	688,367	949,145	1,199,353	1,682,516

(d)	Formerly known as Growth Subaccount.

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2006 and 2005

	Legg Mason Partners Variable Portfolios I, Inc.(i)

	All Cap		Total Return		Investors
	Subaccount		Subaccount		Subaccount

	2006	2005	2006	2005	2006	2005

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$16,869	$(56,596)	$47,114	$39,297	$23,625	$(9,624)
Reinvested capital gains	578,523	10,048	123,462	46,741	155,418	0
Realized gain (loss)	479,445	278,101	183,290	88,091	172,799	160,770
Unrealized gain (loss)	1,298,738	145,618	389,883	(51,938)	630,795	137,786

Net increase (decrease) in contract owners’ equity from operations	2,373,575	377,171	743,749	122,191	982,637	288,932

Equity transactions:
Contract purchase payments (note 1)	912,220	741,475	220,551	219,940	434,148	94,255
Extra credit fund deposits (note 1)	5,138	2,040	3,253	617	1,147	34
Transfers to and from fixed dollar contract and other subaccounts	724,822	423,437	(130,977)	(395,481)	139,121	(13,635)
Withdrawals and surrenders	(1,313,565)	(860,398)	(752,527)	(534,879)	(407,095)	(592,038)
Surrender charges (note 2)	(9,189)	(11,639)	(3,012)	(4,709)	(8,437)	(4,294)
Annual contract charges (note 2)	(46,738)	(28,436)	(10,659)	(8,826)	(10,505)	(7,848)
Annuity and death benefit payments	(253,961)	(305,286)	(128,183)	(113,052)	(85,825)	(129,591)

Net equity transactions	18,727	(38,807)	(801,554)	(836,390)	62,554	(653,117)

Net change in contract owners’ equity	2,392,302	338,364	(57,805)	(714,199)	1,045,191	(364,185)
Contract owners’ equity:
Beginning of period	14,276,355	13,937,991	7,008,457	7,722,656	5,965,917	6,330,102

End of period	$16,668,657	$14,276,355	$6,950,652	$7,008,457	$7,011,108	$5,965,917

Change in units:
Beginning units	844,370	845,895	587,330	659,241	437,667	488,333

Units purchased	196,286	205,602	76,221	53,592	68,203	59,909
Units redeemed	(187,833)	(207,127)	(138,631)	(125,503)	(65,022)	(110,575)

Ending units	852,823	844,370	524,920	587,330	440,848	437,667

(i)	Formerly known as Salomon Brothers Variable Series Funds Inc.

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2006 and 2005

							Strong Variable
							Insurance
							Funds, Inc.
	Wells Fargo Advantage Variable Trust Funds (note 4)						(note 4)

							Mid-Cap
	Opportunity		Small/Mid Cap Value		Discovery		Growth II
	Subaccount		Subaccount(g)		Subaccount		Subaccount

	2006	2005	2006	2005	2006	2005	2005

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(216,957)	$(242,059)	$(20,706)	$(13,152)	$(225,930)	$(177,243)	$(69,022)
Reinvested capital gains	1,811,496	0	243,090	0	0	0	0
Realized gain (loss)	407,571	282,960	93,851	47,986	981,250	218,603	(11,798,834)
Unrealized gain (loss)	(328,232)	1,066,265	(111,325)	155,040	1,310,492	2,532,763	10,695,283

Net increase (decrease) in contract owners’ equity from operations	1,673,878	1,107,166	204,910	189,874	2,065,812	2,574,123	(1,172,573)

Equity transactions:
Contract purchase payments (note 1)	128,613	129,778	3,250	4,273	90,426	65,540	30,757
Extra credit fund deposits (note 1)	1,025	960	0	0	122	175	187
Transfers to and from fixed dollar contract and other subaccounts	(961,149)	(1,783,551)	(129,711)	53,746	(1,614,431)	17,331,252	(19,185,733)
Withdrawals and surrenders	(2,164,096)	(1,778,604)	(198,665)	(83,455)	(3,088,086)	(1,226,347)	(566,246)
Surrender charges (note 2)	(18,798)	(26,340)	(1,717)	(1,454)	(15,781)	(17,489)	(8,009)
Annual contract charges (note 2)	(24,344)	(41,916)	(2,035)	(1,876)	(25,372)	(31,494)	(7,766)
Annuity and death benefit payments	(225,801)	(511,895)	(11,730)	(12,710)	(299,286)	(189,656)	(84,038)

Net equity transactions	(3,264,550)	(4,011,568)	(340,608)	(41,476)	(4,952,408)	15,931,981	(19,820,848)

Net change in contract owners’ equity	(1,590,672)	(2,904,402)	(135,698)	148,398	(2,886,596)	18,506,104	(20,993,421)
Contract owners’ equity:
Beginning of period	17,656,279	20,560,681	1,584,494	1,436,096	18,506,104	0	20,993,421

End of period	$16,065,607	$17,656,279	$1,448,796	$1,584,494	$15,619,508	$18,506,104	$0

Change in units:
Beginning units	1,155,940	1,434,165	115,141	120,196	1,502,849	0	1,844,960

Units purchased	39,386	29,941	3,055	16,676	17,001	1,744,839	11,559
Units redeemed	(245,225)	(308,166)	(25,823)	(21,731)	(388,185)	(241,990)	(1,856,519)

Ending units	950,101	1,155,940	92,373	115,141	1,131,665	1,502,849	0

(g)	Formerly known as Multi Cap Value Subaccount.

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2006 and 2005

	Van Kampen Universal Institutional Funds — Class I

	Core Plus Fixed Income		U.S. Real Estate		Value		Emerging Markets Debt
	Subaccount		Subaccount		Subaccount		Subaccount

	2006	2005	2006	2005	2006	2005	2006	2005

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$77,914	$86,674	$(28,556)	$(10,722)	$2,993	$843	$13,499	$13,267
Reinvested capital gains	15,691	29,036	1,060,361	295,233	78,320	59,076	3,500	3,384
Realized gain (loss)	28,681	75,432	690,593	386,616	28,776	57,059	13,660	2,248
Unrealized gain (loss)	(61,283)	(77,551)	3,311,999	1,087,009	(894)	(94,194)	(15,255)	2,007

Net increase (decrease) in contract owners’ equity from operations	61,003	113,591	5,034,397	1,758,136	109,195	22,784	15,404	20,906

Equity transactions:
Contract purchase payments (note 1)	160	16,841	197,863	171,057	0	0	0	0
Extra credit fund deposits (note 1)	0	71	1,927	1,962	0	0	0	0
Transfers to and from fixed dollar contract and other subaccounts	(122,954)	162,240	2,617,899	3,252,773	(12,585)	(65,189)	3,239	(5,407)
Withdrawals and surrenders	(473,812)	(1,088,195)	(1,306,831)	(937,612)	(95,306)	(248,249)	(88,655)	(3,463)
Surrender charges (note 2)	(679)	(1,706)	(10,542)	(11,495)	(994)	(117)	(1)	0
Annual contract charges (note 2)	(2,533)	(3,233)	(16,256)	(11,445)	(507)	(616)	(110)	(100)
Annuity and death benefit payments	(74,760)	(202,824)	(237,601)	(155,445)	(51,876)	(11,357)	(516)	(179)

Net equity transactions	(674,578)	(1,116,806)	1,246,459	2,309,795	(161,268)	(325,528)	(86,043)	(9,149)

Net change in contract owners’ equity	(613,575)	(1,003,215)	6,280,856	4,067,931	(52,073)	(302,744)	(70,639)	11,757
Contract owners’ equity:
Beginning of period	3,452,672	4,455,887	13,513,266	9,445,335	807,637	1,110,381	214,347	202,590

End of period	$2,839,097	$3,452,672	$19,794,122	$13,513,266	$755,564	$807,637	$143,708	$214,347

Change in units:
Beginning units	248,531	330,241	525,398	425,247	62,411	88,598	12,771	13,362

Units purchased	16,794	33,460	166,176	228,193	31	434	422	281
Units redeemed	(65,413)	(115,170)	(127,405)	(128,042)	(11,749)	(26,621)	(5,314)	(872)

Ending units	199,912	248,531	564,169	525,398	50,693	62,411	7,879	12,771

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2006 and 2005

	Goldman Sachs Variable Insurance Trust

	Growth & Income		Structured U.S. Equity		Capital Growth
	Subaccount		Subaccount(h)		Subaccount

	2006	2005	2006	2005	2006	2005

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$917,755	$444,162	$(50,013)	$(58,840)	$(170,120)	$(160,662)
Reinvested capital gains	5,120,394	0	0	0	0	0
Realized gain (loss)	470,825	16,818	383,941	25,349	119,095	(19,872)
Unrealized gain (loss)	12,017,821	924,298	5,978,970	2,426,038	1,063,622	367,405

Net increase (decrease) in contract owners’ equity from operations	18,526,795	1,385,278	6,312,898	2,392,547	1,012,597	186,871

Equity transactions:
Contract purchase payments (note 1)	29,922,408	14,512,300	8,656,415	9,160,301	696,394	1,173,325
Extra credit fund deposits (note 1)	163,185	110,061	48,062	46,573	2,394	6,937
Transfers to and from fixed dollar contract and other subaccounts	34,606,169	26,101,796	10,960,857	17,647,344	322,002	(952,760)
Withdrawals and surrenders	(3,225,292)	(1,712,673)	(2,018,923)	(1,130,372)	(702,304)	(561,717)
Surrender charges (note 2)	(45,535)	(27,943)	(37,311)	(26,233)	(11,236)	(12,949)
Annual contract charges (note 2)	(351,771)	(95,940)	(217,086)	(60,177)	(50,631)	(39,397)
Annuity and death benefit payments	(1,442,513)	(669,297)	(1,050,753)	(535,533)	(230,026)	(165,155)

Net equity transactions	59,626,651	38,218,304	16,341,261	25,101,903	26,593	(551,716)

Net change in contract owners’ equity	78,153,446	39,603,582	22,654,159	27,494,450	1,039,190	(364,845)
Contract owners’ equity:
Beginning of period	64,196,920	24,593,338	42,692,599	15,198,149	14,148,830	14,513,675

End of period	$142,350,366	$64,196,920	$65,346,758	$42,692,599	$15,188,020	$14,148,830

Change in units:
Beginning units	6,394,626	2,510,206	3,751,174	1,410,688	1,321,846	1,377,910

Units purchased	6,478,003	4,358,643	2,125,855	2,637,317	184,020	419,319
Units redeemed	(1,152,355)	(474,223)	(730,424)	(296,831)	(180,547)	(475,383)

Ending units	11,720,274	6,394,626	5,146,605	3,751,174	1,325,319	1,321,846

(h)	Formerly known as Core U.S. Equity Subaccount.

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2006 and 2005

	Lazard Retirement Series, Inc.

	Emerging Markets		Small Cap		Equity		International Equity
	Subaccount		Subaccount		Subaccount		Subaccount

	2006	2005	2006	2005	2006	2005(a)	2006	2005(a)

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(439,328)	$(210,656)	$(469,754)	$(456,782)	$(1,489)	$(119)	$(7,044)	$(384)
Reinvested capital gains	3,497,520	869,616	2,853,563	2,552,120	0	0	214,176	5,965
Realized gain (loss)	2,314,525	1,263,903	1,454,955	1,019,564	1,333	5	27,416	105
Unrealized gain (loss)	8,404,034	6,174,583	1,298,874	(2,156,218)	50,183	2,634	724,450	68,190

Net increase (decrease) in contract owners’ equity from operations	13,776,751	8,097,446	5,137,638	958,684	50,027	2,520	958,998	73,876

Equity transactions:
Contract purchase payments (note 1)	13,038,766	6,672,347	2,864,395	2,544,266	67,384	18,636	2,504,861	470,885
Extra credit fund deposits (note 1)	48,046	48,690	6,015	21,672	71	240	8,798	356
Transfers to and from fixed dollar contract and other subaccounts	10,150,244	14,091,278	(2,220,536)	(491,583)	257,977	89,214	6,057,693	798,018
Withdrawals and surrenders	(4,940,038)	(1,203,253)	(2,429,509)	(2,138,092)	(301)	0	(428,055)	(303)
Surrender charges (note 2)	(82,546)	(12,377)	(36,314)	(41,514)	0	0	(14,045)	0
Annual contract charges (note 2)	(136,432)	(29,042)	(89,131)	(67,663)	(929)	(134)	(12,829)	(11)
Annuity and death benefit payments	(552,282)	(174,344)	(474,018)	(476,963)	(3,455)	0	(88,697)	(11,138)

Net equity transactions	17,525,758	19,393,299	(2,379,098)	(649,877)	320,747	107,956	8,027,726	1,257,807

Net change in contract owners’ equity	31,302,509	27,490,745	2,758,540	308,807	370,774	110,476	8,986,724	1,331,683
Contract owners’ equity:
Beginning of period	41,107,377	13,616,632	35,699,686	35,390,879	110,476	0	1,331,683	0

End of period	$72,409,886	$41,107,377	$38,458,226	$35,699,686	$481,250	$110,476	$10,318,407	$1,331,683

Change in units:
Beginning units	2,027,488	931,247	2,123,760	2,159,593	10,434	0	116,773	0

Units purchased	1,911,479	1,692,073	473,533	593,443	30,283	10,447	739,231	120,134
Units redeemed	(1,148,287)	(595,832)	(596,149)	(629,276)	(1,494)	(13)	(108,507)	(3,361)

Ending units	2,790,680	2,027,488	2,001,144	2,123,760	39,223	10,434	747,497	116,773

(a)	Period from May 2, 2005, date of commencement of operations.

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2006 and 2005

							Old Mutual Insurance
	The Prudential Series Fund, Inc.				UBS Series Trust — Class I		Series Fund(e)

							Technology &
	Jennison 20/20 Focus		Jennison		U.S. Allocation		Communications
	Subaccount		Subaccount		Subaccount		Subaccount

	2006	2005	2006	2005	2006	2005	2006	2005

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(376,739)	$(185,446)	$(103,945)	$(95,316)	$91,056	$3,296	$(32,618)	$(35,580)
Reinvested capital gains	1,530,345	0	0	0	0	0	0	0
Realized gain (loss)	291,373	485,245	37,955	(19,066)	113,067	44,880	(435,309)	(715,094)
Unrealized gain (loss)	2,075,345	2,260,476	91,753	988,851	521,846	413,111	539,716	947,358

Net increase (decrease) in contract owners’ equity from operations	3,520,324	2,560,275	25,763	874,469	725,969	461,287	71,789	196,684

Equity transactions:
Contract purchase payments (note 1)	7,540,924	1,863,377	981,142	306,782	16,927	361,919	38,187	33,731
Extra credit fund deposits (note 1)	29,348	4,343	2,997	1,816	479	1,222	194	299
Transfers to and from fixed dollar contract and other subaccounts	10,730,867	1,536,994	1,511,011	159,493	(486,349)	(573,069)	(220,734)	(247,742)
Withdrawals and surrenders	(1,247,090)	(741,376)	(613,003)	(488,143)	(652,246)	(965,404)	(324,035)	(208,090)
Surrender charges (note 2)	(16,175)	(24,105)	(4,554)	(7,404)	(8,801)	(17,485)	(3,917)	(6,024)
Annual contract charges (note 2)	(73,668)	(35,759)	(20,619)	(16,054)	(20,030)	(19,643)	(4,721)	(5,035)
Annuity and death benefit payments	(285,692)	(230,329)	(148,356)	(113,874)	(132,979)	(99,100)	(31,217)	(25,944)

Net equity transactions	16,678,514	2,373,145	1,708,618	(157,384)	(1,282,999)	(1,311,560)	(546,243)	(458,805)

Net change in contract owners’ equity	20,198,838	4,933,420	1,734,381	717,085	(557,030)	(850,273)	(474,454)	(262,121)
Contract owners’ equity:
Beginning of period	18,172,538	13,239,118	7,740,060	7,022,975	8,269,061	9,119,334	2,774,445	3,036,566

End of period	$38,371,376	$18,172,538	$9,474,441	$7,740,060	$7,712,031	$8,269,061	$2,299,991	$2,774,445

Change in units:
Beginning units	1,445,589	1,263,950	1,061,682	1,086,201	862,457	999,077	1,490,626	1,769,320

Units purchased	1,813,916	547,477	430,493	200,476	11,435	101,149	73,019	194,904
Units redeemed	(541,253)	(365,838)	(193,054)	(224,995)	(138,440)	(237,769)	(368,393)	(473,598)

Ending units	2,718,252	1,445,589	1,299,121	1,061,682	735,452	862,457	1,195,252	1,490,626

(e)	Formerly known as PBHG Insurance Series Fund.

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2006 and 2005

	Fidelity Variable Insurance Products Fund — Service Class 2

	VIP Mid Cap		VIP Contrafund		VIP Growth		VIP Equity-Income
	Subaccount		Subaccount		Subaccount		Subaccount

	2006	2005	2006	2005	2006	2005	2006	2005

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(1,685,091)	$(1,215,956)	$(306,202)	$(818,311)	$(272,618)	$(240,406)	$928,033	$(60,599)
Reinvested capital gains	15,154,666	1,282,659	13,116,011	9,997	0	0	6,414,967	547,595
Realized gain (loss)	1,698,076	483,339	165,876	95,438	(93,070)	(408,134)	179,157	18,007
Unrealized gain (loss)	(627,601)	14,776,422	(35,084)	11,422,692	1,552,822	1,536,425	(87,342)	667,231

Net increase (decrease) in contract owners’ equity from operations	14,540,050	15,326,464	12,940,601	10,709,816	1,187,134	887,885	7,434,815	1,172,234

Equity transactions:
Contract purchase payments (note 1)	22,683,896	14,955,072	25,639,008	13,046,235	1,072,188	1,158,872	20,598,006	4,107,021
Extra credit fund deposits (note 1)	132,398	104,505	122,397	124,392	10,754	4,899	112,301	22,842
Transfers to and from fixed dollar contract and other subaccounts	20,335,959	23,451,239	47,824,703	24,617,318	717,765	(166,008)	23,587,443	9,370,622
Withdrawals and surrenders	(7,130,810)	(5,428,458)	(6,723,775)	(3,438,124)	(1,722,155)	(1,291,240)	(1,502,668)	(786,580)
Surrender charges (note 2)	(102,527)	(110,370)	(76,003)	(59,327)	(27,494)	(25,205)	(16,989)	(13,437)
Annual contract charges (note 2)	(405,692)	(167,563)	(314,985)	(118,683)	(37,437)	(31,780)	(101,281)	(48,211)
Annuity and death benefit payments	(2,208,258)	(1,217,598)	(2,034,927)	(912,723)	(540,469)	(315,192)	(516,807)	(243,380)

Net equity transactions	33,304,966	31,586,827	64,436,418	33,259,088	(526,848)	(665,654)	42,160,005	12,408,877

Net change in contract owners’ equity	47,845,016	46,913,291	77,377,019	43,968,904	660,286	222,231	49,594,820	13,581,111
Contract owners’ equity:
Beginning of period	119,630,878	72,717,587	94,313,146	50,344,242	23,183,294	22,961,063	27,351,695	13,770,584

End of period	$167,475,894	$119,630,878	$171,690,165	$94,313,146	$23,843,580	$23,183,294	$76,946,515	$27,351,695

Change in units:
Beginning units	6,486,031	4,592,142	7,997,541	4,921,457	3,549,776	3,659,582	2,213,011	1,160,154

Units purchased	3,400,462	2,892,683	7,011,745	3,924,845	572,464	574,441	3,847,854	1,270,066
Units redeemed	(1,695,278)	(998,794)	(1,767,424)	(848,761)	(649,715)	(684,247)	(802,107)	(217,209)

Ending units	8,191,215	6,486,031	13,241,862	7,997,541	3,472,525	3,549,776	5,258,758	2,213,011

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2006 and 2005

	Janus Aspen Series — Service Shares

	Large Cap Growth		Worldwide Growth		Balanced		International Growth
	Subaccount(d)		Subaccount		Subaccount		Subaccount

	2006	2005	2006	2005	2006	2005	2006	2005

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(206,429)	$(235,950)	$47,497	$(19,870)	$349,150	$432,178	$393,070	$(24,988)
Reinvested capital gains	0	0	0	0	0	0	0	0
Realized gain (loss)	(680,469)	(1,092,408)	799,699	541,782	927,364	403,243	479,450	163,536
Unrealized gain (loss)	2,666,149	1,767,296	1,471,306	91,178	3,874,185	2,781,640	20,364,281	5,464,385

Net increase (decrease) in contract owners’ equity from operations	1,779,251	438,938	2,318,502	613,090	5,150,699	3,617,061	21,236,801	5,602,933

Equity transactions:
Contract purchase payments (note 1)	788,178	764,525	640,488	398,824	2,892,514	3,515,198	32,773,399	4,403,331
Extra credit fund deposits (note 1)	10,264	3,073	1,700	1,908	24,525	39,318	176,868	47,575
Transfers to and from fixed dollar contract and other subaccounts	371,745	(914,077)	(843,809)	(1,134,376)	(522,274)	(1,484,720)	32,272,686	6,583,659
Withdrawals and surrenders	(2,062,237)	(1,336,153)	(1,712,373)	(1,257,434)	(6,032,346)	(5,125,072)	(2,539,304)	(1,227,460)
Surrender charges (note 2)	(32,118)	(40,223)	(27,267)	(42,678)	(86,614)	(122,751)	(25,286)	(21,640)
Annual contract charges (note 2)	(36,880)	(28,489)	(26,825)	(38,730)	(90,947)	(105,813)	(118,821)	(28,562)
Annuity and death benefit payments	(358,431)	(351,429)	(301,758)	(214,104)	(1,323,018)	(1,538,058)	(667,468)	(217,238)

Net equity transactions	(1,319,479)	(1,902,773)	(2,269,844)	(2,286,590)	(5,138,160)	(4,821,898)	61,872,074	9,539,665

Net change in contract owners’ equity	459,772	(1,463,835)	48,658	(1,673,500)	12,539	(1,204,837)	83,108,875	15,142,598
Contract owners’ equity:
Beginning of period	19,586,314	21,050,149	15,908,304	17,581,804	61,351,651	62,556,488	27,846,402	12,703,804

End of period	$20,046,086	$19,586,314	$15,956,962	$15,908,304	$61,364,190	$61,351,651	$110,955,277	$27,846,402

Change in units:
Beginning units	3,306,871	3,646,436	2,713,607	3,125,209	5,736,714	6,214,230	3,084,866	1,857,675

Units purchased	468,925	332,847	295,469	256,620	622,381	680,092	6,597,986	1,643,888
Units redeemed	(688,556)	(672,412)	(669,870)	(668,222)	(1,092,381)	(1,157,608)	(1,129,035)	(416,697)

Ending units	3,087,240	3,306,871	2,339,206	2,713,607	5,266,714	5,736,714	8,553,817	3,084,866

(d)	Formerly known as Growth Subaccount.

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2006 and 2005

	J.P. Morgan Series Trust II

	Small Company		Mid Cap Value
	Subaccount		Subaccount

	2006	2005	2006	2005

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(280,952)	$(239,103)	$(901,588)	$(711,120)
Reinvested capital gains	588,044	2,249,247	2,733,540	712,277
Realized gain (loss)	510,286	483,492	547,651	53,340
Unrealized gain (loss)	1,966,914	(2,093,367)	15,174,784	4,667,493

Net increase (decrease) in contract owners’ equity from operations	2,784,292	400,269	17,554,387	4,721,990

Equity transactions:
Contract purchase payments (note 1)	2,281,551	2,132,922	21,298,081	23,999,745
Extra credit fund deposits (note 1)	14,088	8,508	100,701	93,673
Transfers to and from fixed dollar contract and other subaccounts	449,062	(31,201)	22,134,470	31,426,215
Withdrawals and surrenders	(1,663,603)	(971,311)	(4,546,450)	(2,003,432)
Surrender charges (note 2)	(19,109)	(12,029)	(118,362)	(41,782)
Annual contract charges (note 2)	(72,037)	(46,090)	(488,101)	(133,768)
Annuity and death benefit payments	(334,984)	(237,320)	(1,793,533)	(789,202)

Net equity transactions	654,968	843,479	36,586,806	52,551,449

Net change in contract owners’ equity	3,439,260	1,243,748	54,141,193	57,273,439
Contract owners’ equity:
Beginning of period	19,768,143	18,524,395	92,473,997	35,200,558

End of period	$23,207,403	$19,768,143	$146,615,190	$92,473,997

Change in units:
Beginning units	1,569,988	1,501,270	5,145,910	2,112,226

Units purchased	456,305	613,344	2,911,917	3,473,083
Units redeemed	(402,118)	(544,626)	(984,486)	(439,399)

Ending units	1,624,175	1,569,988	7,073,341	5,145,910

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2006 and 2005

	AllianceBernstein Variable Product Series Fund, Inc. — Class B

	Global Bond		Growth & Income		Small Cap Growth
	Subaccount		Subaccount		Subaccount

	2006	2005	2006	2005	2006	2005

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$392	$30,951	$(2,935)	$(1,004)	$(2,639)	$(3,034)
Reinvested capital gains	3,195	4,701	75,552	0	0	0
Realized gain (loss)	(1,321)	1,741	71,008	47,455	24,940	6,011
Unrealized gain (loss)	9,358	(74,950)	57,966	(2,194)	(7,564)	1,751

Net increase (decrease) in contract owners’ equity from operations	11,624	(37,557)	201,591	44,257	14,737	4,728

Equity transactions:
Contract purchase payments (note 1)	0	450	0	700	0	876
Extra credit fund deposits (note 1)	0	0	0	0	0	0
Transfers to and from fixed dollar contract and other subaccounts	(13,097)	43,617	16,371	(50,226)	(2,762)	(20,779)
Withdrawals and surrenders	(15,346)	(34,099)	(229,352)	(231,535)	(80,143)	(10,241)
Surrender charges (note 2)	(164)	(530)	(544)	(2,579)	(164)	(151)
Annual contract charges (note 2)	(106)	(130)	(1,810)	(1,880)	(239)	(285)
Annuity and death benefit payments	(7,638)	(4,989)	(67,264)	(27,833)	(746)	(988)

Net equity transactions	(36,351)	4,319	(282,599)	(313,353)	(84,054)	(31,568)

Net change in contract owners’ equity	(24,727)	(33,238)	(81,008)	(269,096)	(69,317)	(26,840)
Contract owners’ equity:
Beginning of period	361,380	394,618	1,432,529	1,701,625	224,972	251,812

End of period	$336,653	$361,380	$1,351,521	$1,432,529	$155,655	$224,972

Change in units:
Beginning units	30,679	30,484	130,053	159,416	16,983	19,676

Units purchased	705	4,357	15,951	8,451	69	117
Units redeemed	(3,679)	(4,162)	(39,653)	(37,814)	(6,278)	(2,810)

Ending units	27,705	30,679	106,351	130,053	10,774	16,983

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2006 and 2005

	MFS Variable Insurance Trust — Service Class

	New Discovery		Investors Growth Stock		Mid Cap Growth		Total Return
	Subaccount		Subaccount		Subaccount		Subaccount

	2006	2005	2006	2005	2006	2005	2006	2005

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(35,981)	$(31,212)	$(57,813)	$(49,451)	$(81,360)	$(58,337)	$612,268	$349,347
Reinvested capital gains	50,931	0	0	0	165,219	0	2,276,663	2,663,168
Realized gain (loss)	90,147	43,403	139,523	77,355	105,098	110,900	921,651	499,983
Unrealized gain (loss)	201,704	81,270	181,610	89,844	128,336	(1,384)	3,137,400	(2,585,562)

Net increase (decrease) in contract owners’ equity from operations	306,801	93,461	263,320	117,748	317,293	51,179	6,947,982	926,936

Equity transactions:
Contract purchase payments (note 1)	294,283	163,459	327,016	524,784	4,461,656	472,420	2,930,556	6,872,443
Extra credit fund deposits (note 1)	413	283	5,483	14,521	22,433	2,220	9,026	46,488
Transfers to and from fixed dollar contract and other subaccounts	(95,822)	246,778	(70,671)	41,064	3,455,610	(124,050)	(1,169,147)	8,903,894
Withdrawals and surrenders	(164,138)	(145,869)	(196,506)	(166,028)	(220,083)	(248,518)	(6,587,398)	(5,460,655)
Surrender charges (note 2)	(3,302)	(1,997)	(2,578)	(1,050)	(4,655)	(4,564)	(110,620)	(108,506)
Annual contract charges (note 2)	(7,262)	(5,046)	(10,098)	(6,446)	(11,209)	(22,374)	(155,025)	(96,989)
Annuity and death benefit payments	(41,922)	(23,541)	(51,149)	(28,770)	(51,524)	(19,885)	(1,428,354)	(1,563,416)

Net equity transactions	(17,750)	234,067	1,497	378,075	7,652,228	55,249	(6,510,962)	8,593,259

Net change in contract owners’ equity	289,051	327,528	264,817	495,823	7,969,521	106,428	437,020	9,520,195
Contract owners’ equity:
Beginning of period	2,742,512	2,414,984	4,561,567	4,065,744	4,782,718	4,676,290	73,198,640	63,678,445

End of period	$3,031,563	$2,742,512	$4,826,384	$4,561,567	$12,752,239	$4,782,718	$73,635,660	$73,198,640

Change in units:
Beginning units	244,662	223,647	446,174	409,111	499,044	495,114	5,995,994	5,277,000

Units purchased	62,942	63,530	122,449	131,513	953,184	147,241	1,082,559	2,124,621
Units redeemed	(65,045)	(42,515)	(122,822)	(94,450)	(133,717)	(143,311)	(1,603,464)	(1,405,627)

Ending units	242,559	244,662	445,801	446,174	1,318,511	499,044	5,475,089	5,995,994

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2006 and 2005

	PIMCO Variable Insurance Trust — Administrative Shares

	Real Return		Total Return		Global Bond
	Subaccount		Subaccount		Subaccount

	2006	2005	2006	2005	2006	2005

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$5,221,913	$1,644,692	$2,378,798	$996,979	$299,065	$130,822
Reinvested capital gains	5,021,815	1,508,593	690,133	876,325	0	172,056
Realized gain (loss)	(109,427)	20,918	(55,511)	31,323	(62,689)	(6,612)
Unrealized gain (loss)	(10,664,091)	(2,410,902)	(1,089,519)	(1,434,140)	229,996	(1,110,002)

Net increase (decrease) in contract owners’ equity from operations	(529,790)	763,301	1,923,901	470,487	466,372	(813,736)

Equity transactions:
Contract purchase payments (note 1)	22,869,649	28,037,761	33,246,917	6,340,994	2,723,219	2,741,746
Extra credit fund deposits (note 1)	149,675	176,421	184,689	61,139	18,785	33,050
Transfers to and from fixed dollar contract and other subaccounts	37,252,235	53,448,042	53,244,517	11,792,190	4,389,437	3,108,271
Withdrawals and surrenders	(7,172,271)	(3,783,747)	(4,448,268)	(2,982,604)	(554,828)	(594,758)
Surrender charges (note 2)	(127,458)	(77,695)	(63,177)	(61,312)	(9,839)	(11,568)
Annual contract charges (note 2)	(664,711)	(219,708)	(205,342)	(188,330)	(41,471)	(15,898)
Annuity and death benefit payments	(3,759,642)	(1,912,435)	(1,224,745)	(869,486)	(292,726)	(119,586)

Net equity transactions	48,547,477	75,668,639	80,734,591	14,092,591	6,232,577	5,141,257

Net change in contract owners’ equity	48,017,687	76,431,940	82,658,492	14,563,078	6,698,949	4,327,521
Contract owners’ equity:
Beginning of period	141,970,908	65,538,968	55,705,057	41,141,979	12,176,993	7,849,472

End of period	$189,988,595	$141,970,908	$138,363,549	$55,705,057	$18,875,942	$12,176,993

Change in units:
Beginning units	11,423,056	5,306,132	4,929,407	3,680,951	1,002,311	595,942

Units purchased	6,658,337	7,274,951	8,355,209	2,081,102	770,810	587,586
Units redeemed	(2,704,557)	(1,158,027)	(1,341,148)	(832,646)	(269,326)	(181,217)

Ending units	15,376,836	11,423,056	11,943,468	4,929,407	1,503,795	1,002,311

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2006 and 2005

			Dreyfus Variable
	Calvert Variable		Investment Fund —
	Series, Inc.		Service Shares		Royce Capital Fund

	Social Equity		Appreciation		Small-Cap		Micro-Cap
	Subaccount		Subaccount		Subaccount		Subaccount

	2006	2005	2006	2005	2006	2005	2006	2005

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(5,016)	$(4,818)	$(5,111)	$(82,770)	$(966,163)	$(617,690)	$(500,001)	$(141,459)
Reinvested capital gains	0	0	0	0	4,123,767	651,082	3,197,549	465,523
Realized gain (loss)	17,920	14,615	122,584	39,910	582,361	89,729	194,829	10,116
Unrealized gain (loss)	22,501	3,254	975,659	209,309	6,671,142	3,541,561	5,047,443	2,432,139

Net increase (decrease) in contract owners’ equity from operations	35,405	13,051	1,093,132	166,449	10,411,107	3,664,682	7,939,820	2,766,319

Equity transactions:
Contract purchase payments (note 1)	14,609	19,460	881,778	879,772	11,310,301	11,655,842	13,779,651	5,280,215
Extra credit fund deposits (note 1)	0	0	2,195	6,741	66,167	62,258	43,084	26,625
Transfers to and from fixed dollar contract and other subaccounts	(13,389)	14,635	855,845	849,619	13,298,211	16,683,899	12,759,628	6,118,429
Withdrawals and surrenders	(59,192)	(55,926)	(420,420)	(285,919)	(3,906,857)	(1,642,214)	(2,096,545)	(749,616)
Surrender charges (note 2)	(1,182)	(644)	(4,172)	(6,316)	(75,983)	(24,496)	(36,253)	(16,426)
Annual contract charges (note 2)	(766)	(863)	(26,611)	(18,876)	(237,281)	(98,199)	(157,451)	(62,515)
Annuity and death benefit payments	(493)	(430)	(304,175)	(80,828)	(999,465)	(640,782)	(497,741)	(277,442)

Net equity transactions	(60,413)	(23,768)	984,440	1,344,193	19,455,093	25,996,308	23,794,373	10,319,270

Net change in contract owners’ equity	(25,008)	(10,717)	2,077,572	1,510,642	29,866,200	29,660,990	31,734,193	13,085,589
Contract owners’ equity:
Beginning of period	444,303	455,020	6,910,403	5,399,761	63,823,840	34,162,850	31,281,062	18,195,473

End of period	$419,295	$444,303	$8,987,975	$6,910,403	$93,690,040	$63,823,840	$63,015,255	$31,281,062

Change in units:
Beginning units	58,790	62,226	555,624	445,917	3,452,972	1,981,986	1,720,147	1,102,207

Units purchased	1,894	7,330	191,022	214,509	1,860,334	1,883,574	1,620,704	875,250
Units redeemed	(9,638)	(10,766)	(116,172)	(104,802)	(868,941)	(412,588)	(441,688)	(257,310)

Ending units	51,046	58,790	630,474	555,624	4,444,365	3,452,972	2,899,163	1,720,147

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2006 and 2005

	Van Kampen Universal Institutional Funds — Class II

					International	Equity
	Core Plus Fixed Income		U.S. Real Estate		Growth Equity	Growth
	Subaccount		Subaccount		Subaccount	Subaccount

	2006	2005	2006	2005	2006(c)	2006(c)

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$100,395	$58,373	$(206,853)	$(57,103)	$(888)	$(752)
Reinvested capital gains	20,672	20,016	4,047,672	685,730	0	0
Realized gain (loss)	(12,244)	4,285	1,051,919	290,796	1,323	99
Unrealized gain (loss)	(21,138)	(17,655)	14,431,833	3,583,278	43,287	10,572

Net increase (decrease) in contract owners’ equity from operations	87,685	65,019	19,324,571	4,502,701	43,722	9,919

Equity transactions:
Contract purchase payments (note 1)	415,384	587,231	18,946,486	9,979,704	206,948	95,801
Extra credit fund deposits (note 1)	734	18,157	133,710	75,225	1,909	0
Transfers to and from fixed dollar contract and other subaccounts	312,358	1,208,162	15,551,408	13,663,377	310,723	164,010
Withdrawals and surrenders	(102,494)	(76,622)	(1,739,862)	(970,320)	0	0
Surrender charges (note 2)	(2,606)	(125)	(48,375)	(32,533)	0	0
Annual contract charges (note 2)	(11,891)	(4,369)	(234,245)	(71,964)	(236)	0
Annuity and death benefit payments	(128,947)	(21,793)	(749,884)	(520,682)	(1,482)	(299)

Net equity transactions	482,538	1,710,641	31,859,238	22,122,807	517,862	259,512

Net change in contract owners’ equity	570,223	1,775,660	51,183,809	26,625,508	561,584	269,431
Contract owners’ equity:
Beginning of period	3,703,994	1,928,334	41,097,429	14,471,921	0	0

End of period	$4,274,217	$3,703,994	$92,281,238	$41,097,429	$561,584	$269,431

Change in units:
Beginning units	305,534	163,155	2,076,598	842,855	0	0

Units purchased	129,417	186,664	1,918,740	1,519,198	57,617	28,572
Units redeemed	(90,145)	(44,285)	(564,487)	(285,455)	(5,487)	(2,267)

Ending units	344,806	305,534	3,430,851	2,076,598	52,130	26,305

(c)	Period from May 1, 2006, date of commencement of operations.

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2006 and 2005

	Franklin Templeton Variable Insurance Products Trust — Class 2

	Franklin Income		Franklin Flex Cap		Templeton Foreign
	Securities		Growth Securities		Securities
	Subaccount		Subaccount		Subaccount

	2006	2005(a)	2006	2005(a)	2006	2005(a)

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$764,957	$(39,302)	$(48,208)	$(7,578)	$(46,170)	$(25,989)
Reinvested capital gains	172,022	2,032	0	0	0	0
Realized gain (loss)	26,680	(2,076)	9,050	555	52,054	842
Unrealized gain (loss)	5,487,735	(129,442)	156,245	88,856	4,794,666	471,227

Net increase (decrease) in contract owners’ equity from operations	6,451,394	(168,788)	117,087	81,833	4,800,550	446,080

Equity transactions:
Contract purchase payments (note 1)	12,054,016	4,903,154	984,444	707,928	10,819,210	2,997,791
Extra credit fund deposits (note 1)	43,263	19,234	1,433	525	17,542	5,541
Transfers to and from fixed dollar contract and other subaccounts	36,719,430	13,409,353	1,683,431	1,455,611	19,628,812	5,838,248
Withdrawals and surrenders	(1,119,520)	(220,272)	(187,660)	(25,228)	(544,976)	(47,965)
Surrender charges (note 2)	(12,805)	(2,261)	(2,469)	(213)	(9,971)	(139)
Annual contract charges (note 2)	(103,830)	(5,606)	(11,554)	(258)	(74,726)	(1,786)
Annuity and death benefit payments	(611,814)	(103,534)	(91,551)	(4,081)	(318,614)	(46,686)

Net equity transactions	46,968,740	18,000,068	2,376,074	2,134,284	29,517,277	8,745,004

Net change in contract owners’ equity	53,420,134	17,831,280	2,493,161	2,216,117	34,317,827	9,191,084
Contract owners’ equity:
Beginning of period	17,831,280	0	2,216,117	0	9,191,084	0

End of period	$71,251,414	$17,831,280	$4,709,278	$2,216,117	$43,508,911	$9,191,084

Change in units:
Beginning units	1,719,883	0	199,127	0	821,686	0

Units purchased	4,893,497	1,776,389	285,546	205,513	2,789,832	838,129
Units redeemed	(730,113)	(56,506)	(76,931)	(6,386)	(365,465)	(16,443)

Ending units	5,883,267	1,719,883	407,742	199,127	3,246,053	821,686

(a)	Period from May 2, 2005, date of commencement of operations.

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2006 and 2005

	Neuberger Berman
	Advisers
	Management
	Trust — S Class

	AMT Regency	Total
	Subaccount	Subaccounts

	2006(c)	2006	2005

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(23,730)	$2,165,996	$(4,941,827)
Reinvested capital gains	586,505	77,362,510	15,849,826
Realized gain (loss)	(1,922)	27,300,991	(8,219,132)
Unrealized gain (loss)	858,802	256,249,164	136,246,446

Net increase (decrease) in contract owners’ equity from operations	1,419,655	363,078,661	138,935,313

Equity transactions:
Contract purchase payments (note 1)	15,040,559	822,785,397	548,267,050
Extra credit fund deposits (note 1)	76,270	4,181,929	3,493,059
Transfers to and from fixed dollar contract and other subaccounts	12,637,608	393,290,228	270,512,441
Withdrawals and surrenders	(74,217)	(233,907,031)	(165,257,301)
Surrender charges (note 2)	(563)	(2,986,399)	(2,676,641)
Annual contract charges (note 2)	(2,316)	(9,040,997)	(4,247,367)
Annuity and death benefit payments	(56,806)	(53,397,252)	(37,749,293)

Net equity transactions	27,620,535	920,925,875	612,341,948

Net change in contract owners’ equity	29,040,190	1,284,004,536	751,277,261
Contract owners’ equity:
Beginning of period	0	2,690,553,182	1,939,275,921

End of period	$29,040,190	$3,974,557,718	$2,690,553,182

Change in units:
Beginning units	0	215,050,140	162,564,799

Units purchased	2,879,658	157,430,241	116,264,216
Units redeemed	(26,983)	(82,351,474)	(63,778,875)

Ending units	2,852,675	290,128,907	215,050,140

(c)	Period from May 1, 2006, date of commencement of operations.

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Notes to Financial Statements	December 31, 2006

(1)	Basis of Presentation and Summary of Significant Accounting Policies

Ohio National Variable Account A (the “Account”) is a separate account of Ohio National Life Insurance Company (“ONLIC”) and all obligations arising under variable annuity contracts are general corporate obligations of ONLIC. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

Assets of the Account are invested in portfolio shares of Ohio National Fund, Inc., The Dow Target Variable Fund LLC, Fidelity Variable Insurance Products Fund and Fidelity Variable Insurance Products Fund — Service Class 2, Janus Aspen Series (Institutional and Service Shares), Legg Mason Partners Variable Portfolios I, Inc., Wells Fargo Advantage Variable Trust Funds, Van Kampen Universal Institutional Funds, Inc. (Class I & II), Goldman Sachs Variable Insurance Trust, Lazard Retirement Series, Inc., The Prudential Series Fund, Inc., UBS Series Trust — Class I, Old Mutual Insurance Series Fund, J. P. Morgan Series Trust II, AllianceBernstein Variable Product Series Fund, Inc. — Class B, MFS Variable Insurance Trust — Service Class, PIMCO Variable Insurance Trust — Administrative Shares, Calvert Variable Series, Inc., Dreyfus Variable Investment Fund — Service Class, Royce Capital Fund, Franklin Templeton Variable Insurance Products — Class 2, and Neuberger Berman Advisers Management Trust — S Class (collectively, the “Funds”). All Funds, other than The Dow Target Variable Fund LLC (Dow Target 10 and Dow Target 5 Portfolios), are diversified open-end management investment companies. The Dow Target Variable Fund LLC is a non-diversified open-end management investment company. The Funds’ investments are subject to varying degrees of market, interest and financial risks; the issuers’ abilities to meet certain obligations may be affected by economic developments in their respective industries.

Annuity reserves for contracts that have been annuitized are computed according to the 2000 Annuity Table or the 1983 Individual Annuity Mortality Table (83a), depending on the year the contract annuitized. The assumed interest rate is 3.0 or 4.0 percent depending on the contract selected by the annuitant. Charges to annuity reserves for adverse mortality and expense risk experience are reimbursed to the Account by ONLIC. Such amounts are included in risk and administrative expenses.

The fair value of the underlying mutual funds is based on the closing net asset value of fund shares held at December 31, 2006. Share transactions are recorded on the trade date. Income from dividends and capital gain distributions are recorded on the ex-dividend date. Net realized capital gains and losses are determined on the basis of average cost.

Ohio National Investments, Inc. (“ONI”), a wholly owned subsidiary of ONLIC, performs investment advisory services on behalf of the Ohio National Fund, Inc. and The Dow Target Variable Fund LLC in which the Account invests. For these services, ONI received fees of approximately $14.6 million and $12.2 million for the years ended December 31, 2006 and 2005, respectively.

For certain products, ONLIC credits an extra amount to the contract holder’s contract each time a purchase payment is made. The extra credit equals 4% of each purchase payment.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of ONLIC. The accompanying financial statements include only the contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for the fixed portions of their contracts. Net transfers the ONLIC fixed portion of annuity contracts from the Account totaled approximately $393.3 million and $270.5 million for the years ended December 31, 2006 and 2005, respectively.

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Some of the underlying mutual funds have been established by investment advisers that manage publicly traded mutual funds with similar names and investment objectives. While some of the underlying mutual funds may be similar to publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently,

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2006

the investment performance of publicly traded mutual funds and any corresponding underlying mutual fund may differ substantially.

ONLIC offers deferred variable annuity contracts through the Account. The primary distribution for the contracts is through an affiliate, although other means of distribution may be utilized.

Certain 2005 amounts in the presentation of the Statement of Contract Owners’ Equity have been reclassified to conform to the 2006 presentation.

(2)	Risk & Administrative Expense and Contract Charges

Although variable annuity payments differ according to the investment performance of the underlying subaccounts, they are not affected by mortality or expense experience because ONLIC assumes the expense risk and the mortality risk under the contracts. ONLIC charges the Accounts’ assets for assuming those risks.

The mortality risk results from a provision in the contract in which ONLIC agrees to make annuity payments regardless of how long a particular annuitant or other payee lives and how long all annuitants or other payees as a class live if payment options involving life contingencies are chosen. Those annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued.

At the end of each valuation period, ONLIC charges a mortality and expense risk fee and a fee for recovery of administrative expenses. Both fees are calculated based on net assets at the end of the valuation period and a pre-determined annualized rate as stated in the product prospectuses. Administrative expenses include costs associated with providing accounting, administrative, compliance and legal services necessary to support issuance and maintenance of contracts. The expense risk assumed by ONLIC is the risk that the deductions provided for in the variable annuity contracts may be insufficient to cover the actual costs to administer the terms stated in the contracts.

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2006

The tables on the following pages illustrate product and contract level charges by product:

The following basic charges are assessed through reduction of daily unit values:

	Annual Payment	Variable Interest	Flexible Payment
	Combination	Annuity “VIA”	Combination	Top I
Mortality and Expense Risk Fees
(May increase annually to a pre- determined maximum, based on product)	0.75%	1.05%	0.85%	0.85% to 1.05%
Administrative Expenses	0.25%	0.25%	0.25%	0.25%
Total expenses	1.00%	1.30%	1.10%	1.10% to 1.30%

    The following charges are assessed through the redemption of units:

Annual Contract Fee
Each year on the contract anniversary (or at the time of surrender of the contract)	No charge	No charge	$25	$30
Transfer Fee — per transfer
(currently, no charge for the first 4 transfers each contract year)	$3 to $15	NA	$3 to $15	$3 to $15
3.3% to 6.3% for sales expense, 1.2% to 2.2% for administrative expense, and 0.5% for death benefit
Purchase Payment Charges	premium	No charge	No charge	No charge
Surrender Charges
A withdrawal charge may be assessed by ONLIC when a contract is surrendered or a partial withdrawal of a participant’s account value is made for any other reason than to make a plan payment to a participant. Percentages vary with the number of years from purchase
	No charge	No charge	6% in the first year to 0% in the seventh year	5% of payments in the last eight years on amount surrendered
State Premium Taxes
In those jurisdictions permitting, such taxes will be deducted when annuity payments begin. Otherwise, they will be deducted from purchase payments	0.0% to 5.0%	0.0% to 5.0%	0.0% to 5.0%	0.0% to 5.0%

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2006

    The following basic charges are assessed through reduction of daily unit values:

			Investar Vision & Top
	Top Tradition	Top Plus	Spectrum	Top Explorer
Mortality and Expense Risk Fees
(May increase annually to a pre- determined maximum, based on product)	0.85%	0.65%	1.15%	1.05%
Administrative Expenses	0.25%	0.25%	0.25%	0.25%
Total expenses	1.10%	0.90%	1.40%	1.30%

    The following charges are assessed through the redemption of units:

Annual Contract Fee
Each year on the contract anniversary (or at the time of surrender of the contract)	$30	No charge	$35	$35
Transfer Fee
(currently no charge for the first 4 transfers each contract year) per transfer	$3 to $15	$3 to $15	$3 to $15	$3 to $15
Sales Charge made from purchase payments	No charge	No charge	No charge	No charge
Surrender Charges
A withdrawal charge may be assessed by ONLIC when a contract is surrendered or a partial withdrawal of a participant’s account value is made for any other reason than to make a plan payment to a participant. Percentages vary with the number of years from purchase
	7.75% of payments in the last eight years on amount surrendered	6% in the first year to 0% in the seventh year	7% in the first year to 0% in the eighth year	7% in the first year to 0% in the eighth year
State Premium Taxes
In those jurisdictions permitting, such taxes will be deducted when annuity payments begin. Otherwise, they will be deducted from purchase payments	0.0% to 5.0%	0.0% to 5.0%	0.0% to 5.0%	0.0% to 5.0%

The following basic charges are assessed through reduction of daily unit values:

		Oncore &	Oncore &	Oncore &
	Oncore & Firstar	Firstar Oncore	Firstar Oncore	Firstar Oncore
	Oncore Flex	Value	Premier	Xtra
Mortality and Expense Risk Fees	1.15%	0.75%	1.15%	1.15%
Administrative Expenses	0.35%	0.15%	0.25%	0.25%
Total expenses	1.50%	0.90%	1.40%	1.40%

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2006

The following charges are assessed through the redemption of units:

		Oncore &	Oncore &	Oncore &
	Oncore & Firstar	Firstar Oncore	Firstar Oncore	Firstar Oncore
	Oncore Flex	Value	Premier	Xtra
Annual Contract Fee
Each year on the contract anniversary (or at the time of surrender of the contract). No charge if contract value exceeds $50,000	$30	$30	$30	$30
Transfer Fee
(currently no charge for the first 12 transfers each contract year) per transfer	$10	$10	$10	$10
Sales Charge made from purchase payments	No charge	No charge	No charge	No charge
Surrender Charges
A withdrawal charge may be assessed by ONLIC when a contract is surrendered or a partial withdrawal of a participant’s account value is made for any other reason than to make a plan payment to a participant. Percentages vary with the number of years from purchase.
	No charge	6% in the first year to 0% in the seventh year	6% in the first year to 0% in the seventh year	9% in the first year to 0% in the ninth year
State Premium Taxes
In those jurisdictions permitting, such taxes will be deducted when annuity payments begin. Otherwise, they will be deducted from purchase payments	0.0% to 5.0%	0.0% to 5.0%	0.0% to 5.0%	0.0% to 5.0%
Optional Death Benefits
These annual charges are the following percentages of the optional death benefit amounts:
Optional Annual Stepped-up Death Benefit	0.10% to 0.25%	0.10% to 0.25%	0.10% to 0.25%	0.10% to 0.25%
Optional Guaranteed Minimum Death Benefit Rider 80 Plus (“GMDBR80 Plus”)	0.25% to 0.30%	0.25% to 0.30%	0.25% to 0.30%	0.25% to 0.30%
Optional Guaranteed Minimum Death Benefit Rider 85 Plus (“GMDBR85 Plus”)	0.45%	0.45%	0.45%	0.45%
Annual Reset Death Benefit Rider (“ARDBR”)	0.60% to 1.20%	0.60% to 1.20%	0.60% to 1.20%	0.60% to 1.20%
Optional Enhanced Death Benefit (“GEB”)
These annual charges are the following percentages of average variable account value:
GEB at issue ages through 70	0.15%	0.15%	0.15%	0.15%
GEB at issue ages 71 through 75	0.30%	0.30%	0.30%	0.30%
GEB “Plus” at issue ages through 70	0.30%	0.30%	0.30%	0.30%
GEB “Plus” at issue ages 71 through 75	0.60%	0.60%	0.60%	0.60%
Optional Guaranteed Minimum Income Benefit (“GMIB”)
This annual charge is the following percentage of guaranteed income base:
GMIB	0.45%	0.45%	0.45%	0.45%
GMIB Plus	0.55%	0.55%	0.55%	0.55%
GMIB Plus with Five Year Reset	0.55% to 1.10%	0.55% to 1.10%	0.55% to 1.10%	0.55% to 1.10%
GMIB Plus with Annual Reset	0.70% to 1.40%	0.70% to 1.40%	0.70% to 1.40%	0.70% to 1.40%
Optional Guaranteed Principal Access (“GPA”)
GPA with 8% guarantee	0.50%	0.50%	0.50%	0.50%
GPA with 7% guarantee	0.40%	0.40%	0.40%	0.40%
Optional Guaranteed Principal Protection (“GPP”)
These annual charges are the following percentage of average annual guaranteed principal amount	0.25%	0.20%	0.20%	0.20%

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2006

The following basic charges are assessed through reduction of daily unit values:

	Oncore & Firstar
	Oncore Lite	Oncore Ultra

Mortality and Expense Risk Fees	1.15%	1.15%
Administrative Expenses	0.25%	0.25%
Total expenses	1.40%	1.40%

The following charges are assessed through the redemption of units:

Annual Contract Fee
Each year on the contract anniversary (or at the time of surrender of the contract). No charge if contract value exceeds $50,000	$30	$30
Transfer Fee
(currently no charge for the first 12 transfers each contract year) per transfer	$10	$10
Sales Charge made from purchase payments	No charge	No charge
Surrender Charges
A withdrawal charge may be assessed by ONLIC when a contract is surrendered or a partial withdrawal of a participant’s account value is made for any other reason than to make a plan payment to a participant. Percentages vary with the number of years from purchase.
	7% in the first year to 0% in the fourth year	7% in the first year to 0% in the fourth year
State Premium Taxes
In those jurisdictions permitting, such taxes will be deducted when annuity payments begin. Otherwise, they will be deducted from purchase payments	0.0% to 5.0%	0.0% to 5.0%
Optional Death Benefits
These annual charges are the following percentages of the optional death benefit amounts:
Optional Annual Stepped-up Death Benefit	0.10% to 0.25%	0.10% to 0.25%
Optional Guaranteed Minimum Death Benefit Rider 80 Plus (“GMDBR80 Plus”)	0.25% to 0.30%	0.25% to 0.30%
Optional Guaranteed Minimum Death Benefit Rider 85 Plus (“GMDBR85 Plus”)	0.45%	0.45%
Annual Reset Death Benefit Rider (“ARDBR”)	0.60% to 1.20%	0.60% to 1.20%
Optional Enhanced Death Benefit (“GEB”)
These annual charges are the following percentages of average variable account value:
GEB at issue ages through 70	0.15%	0.15%
GEB at issue ages 71 through 75	0.30%	0.30%
GEB “Plus” at issue ages through 70	0.30%	0.30%
GEB “Plus” at issue ages 71 through 75	0.60%	0.60%
Optional Guaranteed Minimum Income Benefit (“GMIB”)
This annual charge is the following percentage of guaranteed income base:
GMIB	0.45%	0.45%
GMIB Plus	0.55%	0.55%
GMIB Plus with Five Year Reset	0.55% to 1.10%	0.55% to 1.10%
GMIB Plus with Annual Reset	0.70% to 1.40%	0.70% to 1.40%
Optional Guaranteed Principal Access (“GPA”)
GPA with 8% guarantee	0.50%	0.50%
GPA with 7% guarantee	0.40%	0.40%
Optional Guaranteed Principal Protection (“GPP”)
These annual charges are the following percentage of average annual guaranteed principal amount	0.25%	0.25%

Further information regarding fees, terms, and availability is provided in the prospectus for each of the products listed.

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2006

(3) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of ONLIC which is taxed under the Internal Revenue Code. Taxes are the responsibility of the contract owner upon surrender or withdrawal. No Federal income taxes are payable under the present law on dividend income or capital gains distribution from the Fund shares held in the Account or on capital gains realized by the Account upon redemption of the Fund shares. Accordingly, ONLIC does not provide income taxes within the Account.

(4) Fund Mergers & Replacements

Effective April 29, 2003, the Subaccount of the Ohio National Fund, Inc. Equity Income Portfolio was merged into the Subaccount of the Ohio National Fund, Inc. Blue Chip Portfolio.

Effective April 29, 2003, Subaccounts of The Dow Target Variable Fund entered into two Plans of Merger and Reorganization pursuant to which all of the assets and liabilities of the Dow Target 10 and Dow Target 5 second and third monthly portfolios of each calendar quarter were transferred to the first monthly Portfolio of each calendar quarter in exchange for shares of the first month’s Portfolio. The Portfolios listed below transferred all of its assets and liabilities to the corresponding Portfolio identified opposite its name in exchange for shares of such Portfolio. The remaining Portfolios were subsequently identified as quarterly portfolios.

Acquired Portfolios	Acquiring Portfolios

Dow Target 10 — February Portfolio	Dow Target 10 — January Portfolio
Dow Target 10 — March Portfolio

Dow Target 10 — May Portfolio	Dow Target 10 — April Portfolio
Dow Target 10 — June Portfolio

Dow Target 10 — August Portfolio	Dow Target 10 — July Portfolio
Dow Target 10 — September Portfolio

Dow Target 10 — November Portfolio	Dow Target 10 — October Portfolio
Dow Target 10 — December Portfolio

Dow Target 5 — February Portfolio	Dow Target 5 — January Portfolio
Dow Target 5 — March Portfolio

Dow Target 5 — May Portfolio	Dow Target 5 — April Portfolio
Dow Target 5 — June Portfolio

Dow Target 5 — August Portfolio	Dow Target 5 — July Portfolio
Dow Target 5 — September Portfolio

Dow Target 5 — November Portfolio	Dow Target 5 — October Portfolio
Dow Target 5 — December Portfolio

Effective May 2, 2003, the Subaccount of the Ohio National Fund, Inc. Social Awareness Portfolio was terminated and replaced with the Subaccount of the Calvert Variable Series Social Equity Portfolio.

Effective August 27, 2004, the Subaccounts of the First American Insurance Corporate Bond and Equity Income Portfolios were terminated. The remaining value on the day of termination was moved to the Subbaccount of the Ohio National Fund, Inc. Money Market Portfolio.

Effective April 8, 2005, the Strong Variable Insurance Funds, Inc. had a fund reorganization resulting in the newly created Wells Fargo Advantage Variable Trust Funds. Opportunity Fund II was renamed Opportunity Fund, Multi Cap Value Fund II was renamed Multi Cap Value Fund, and Discovery Fund II and Mid Cap Growth Fund II were merged and renamed Discovery Fund with the Discovery Fund II as the successor fund.

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2006

(5) Financial Highlights

The following is a summary of accumulation units, value per unit, and fair value (fair value represents the portion of contract owners’ equity for contracts in the accumulation period, and excludes the portion of contract owners’ equity for annuity reserves for contracts in the payment period), as of December 31, and the expense ratios, total returns and investment income ratios for the periods then ended, for the respective subaccounts and products:

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Ohio National Fund, Inc.:
Equity Subaccount
2006
Annual Payment Combination	10,112	$196.588409	$1,987,901	1.0%	5.61%	0.00%
Flexible Payment Combination	4,266	$109.496222	$467,094	1.1%	5.51%	0.00%
Top I	46,445	$87.633645	$4,070,157	1.1%	5.51%	0.00%
Top Tradition	500,404	$75.413400	$37,737,171	1.1%	5.51%	0.00%
Top Plus	230,792	$26.277610	$6,064,655	0.9%	5.72%	0.00%
Investar Vision & Top Spectrum	58,657	$16.548346	$970,680	1.4%	5.20%	0.00%
Top Explorer	398,797	$17.053786	$6,801,000	1.3%	5.30%	0.00%
Oncore & Firstar Oncore Flex	270,002	$12.411897	$3,351,232	1.5%	5.09%	0.00%
Oncore & Firstar Oncore Value	4,335,911	$12.976550	$56,265,167	0.9%	5.72%	0.00%
Oncore & Firstar Oncore Premier	8,263,673	$12.504004	$103,329,007	1.4%	5.20%	0.00%
Oncore & Firstar Oncore Xtra	7,052,263	$12.504004	$88,181,527	1.4%	5.20%	0.00%
Oncore & Firstar Oncore Lite	7,279,217	$12.504004	$91,019,359	1.4%	5.20%	0.00%
Oncore Ultra	96,386	$12.504004	$1,205,210	1.4%	17.01%	0.00%	8/7/06

	28,546,925		$401,450,160

2005
Annual Payment Combination	11,298	$186.140212	$2,102,963	1.0%	5.06%	0.00%
Flexible Payment Combination	4,490	$103.779142	$466,008	1.1%	4.95%	0.00%
Top I	55,439	$83.058068	$4,604,627	1.1%	4.95%	0.00%
Top Tradition	600,566	$71.475875	$42,926,004	1.1%	4.95%	0.00%
Top Plus	312,123	$24.856418	$7,758,252	0.9%	5.16%	0.00%
Investar Vision & Top Spectrum	101,320	$15.730740	$1,593,840	1.4%	4.64%	0.00%
Top Explorer	481,244	$16.195237	$7,793,853	1.3%	4.75%	0.00%
Oncore & Firstar Oncore Flex	381,999	$11.810265	$4,511,512	1.5%	4.54%	0.00%
Oncore & Firstar Oncore Value	4,292,293	$12.274730	$52,686,733	0.9%	5.16%	0.00%
Oncore & Firstar Oncore Premier	9,122,126	$11.886220	$108,427,596	1.4%	4.64%	0.00%
Oncore & Firstar Oncore Xtra	7,489,248	$11.886220	$89,018,846	1.4%	4.64%	0.00%
Oncore & Firstar Oncore Lite	5,548,866	$11.886220	$65,955,060	1.4%	4.64%	0.00%

	28,401,012		$387,845,294

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2006

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Ohio National Fund, Inc.: (continued)
Equity Subaccount (continued)
2004
Annual Payment Combination	12,256	$177.180659	$2,171,529	1.0%	11.32%	0.05%
Flexible Payment Combination	5,271	$98.881397	$521,180	1.1%	11.21%	0.04%
Top I	61,451	$79.138232	$4,863,084	1.1%	11.21%	0.04%
Top Tradition	693,379	$68.102644	$47,220,910	1.1%	11.21%	0.04%
Top Plus	406,952	$23.636618	$9,618,976	0.9%	11.43%	0.04%
Investar Vision & Top Spectrum	137,163	$15.032687	$2,061,925	1.4%	10.88%	0.04%
Top Explorer	518,844	$15.461335	$8,022,019	1.3%	10.99%	0.05%
Oncore & Firstar Oncore Flex	446,498	$11.297273	$5,044,214	1.5%	10.77%	0.04%
Oncore & Firstar Oncore Value	3,704,388	$11.672365	$43,238,964	0.9%	11.43%	0.05%
Oncore & Firstar Oncore Premier	8,444,254	$11.358762	$95,916,295	1.4%	10.88%	0.05%
Oncore & Firstar Oncore Xtra	8,022,590	$11.358762	$91,126,692	1.4%	10.88%	0.05%
Oncore & Firstar Oncore Lite	3,393,994	$11.358762	$38,551,566	1.4%	10.88%	0.05%

	25,847,040		$348,357,354

2003
Annual Payment Combination	12,825	$159.164373	$2,041,273	1.0%	42.92%	0.18%
Flexible Payment Combination	5,999	$88.914984	$533,442	1.1%	42.78%	0.18%
Top I	68,121	$71.161763	$4,847,631	1.1%	42.78%	0.19%
Top Tradition	780,609	$61.238468	$47,803,300	1.1%	42.78%	0.18%
Top Plus	468,185	$21.212109	$9,931,191	0.9%	43.06%	0.18%
Investar Vision & Top Spectrum	142,254	$13.557748	$1,928,641	1.4%	42.36%	0.18%
Top Explorer	496,092	$13.930542	$6,910,827	1.3%	42.50%	0.18%
Oncore & Firstar Oncore Flex	469,009	$10.198917	$4,783,388	1.5%	42.22%	0.18%
Oncore & Firstar Oncore Value	2,772,163	$10.475080	$29,038,630	0.9%	43.06%	0.18%
Oncore & Firstar Oncore Premier	6,845,493	$10.244290	$70,127,202	1.4%	42.36%	0.18%
Oncore & Firstar Oncore Xtra	6,964,372	$10.244290	$71,345,046	1.4%	42.36%	0.18%
Oncore & Firstar Oncore Lite	2,284,880	$10.244290	$23,406,976	1.4%	42.36%	0.18%

	21,310,002		$272,697,547

2002
Annual Payment Combination	15,237	$111.365423	$1,696,864	1.0%	-19.55%	0.36%
Flexible Payment Combination	6,091	$62.274254	$379,332	1.1%	-19.63%	0.35%
Top I	82,392	$49.840260	$4,106,433	1.1%	-19.63%	0.36%
Top Tradition	847,700	$42.890194	$36,358,007	1.1%	-19.63%	0.36%
Top Plus	519,281	$14.827204	$7,699,481	0.9%	-19.47%	0.36%
Investar Vision & Top Spectrum	158,025	$9.523728	$1,504,993	1.4%	-19.86%	0.35%
Top Explorer	454,784	$9.775953	$4,445,950	1.3%	-19.79%	0.36%
Oncore & Firstar Oncore Flex	550,182	$7.171343	$3,945,546	1.5%	-19.94%	0.36%
Oncore & Firstar Oncore Value	2,332,617	$7.322063	$17,079,568	0.9%	-19.47%	0.37%
Oncore & Firstar Oncore Premier	5,614,225	$7.196170	$40,400,909	1.4%	-19.86%	0.37%
Oncore & Firstar Oncore Xtra	5,186,993	$7.196170	$37,326,486	1.4%	-19.86%	0.37%
Oncore & Firstar Oncore Lite	1,598,962	$7.196170	$11,506,403	1.4%	-19.86%	0.37%

	17,366,489		$166,449,972

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2006

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Ohio National Fund, Inc.: (continued)
Money Market Subaccount
2006
Variable Interest Annuity “VIA”	1,650	$32.980496	$54,420	1.3%	3.43%	4.56%
Top I	3,368	$24.990005	$84,155	1.3%	3.43%	4.49%
Top Tradition	101,475	$22.577180	$2,291,019	1.1%	3.63%	4.67%
Top Plus	53,265	$14.793588	$787,973	0.9%	3.84%	4.65%
Investar Vision & Top Spectrum	114,065	$12.460186	$1,421,269	1.4%	3.32%	4.49%
Top Explorer	149,459	$12.465373	$1,863,058	1.3%	3.43%	4.62%
Oncore & Firstar Oncore Flex	106,450	$11.737255	$1,249,434	1.5%	3.22%	4.77%
Oncore & Firstar Oncore Value	2,113,986	$12.356324	$26,121,101	0.9%	3.84%	4.71%
Oncore & Firstar Oncore Premier	4,195,347	$11.837926	$49,664,224	1.4%	3.32%	4.71%
Oncore & Firstar Oncore Xtra	4,495,567	$11.837926	$53,218,185	1.4%	3.32%	4.71%
Oncore & Firstar Oncore Lite	5,472,912	$11.837926	$64,787,922	1.4%	3.32%	4.71%
Oncore Ultra	153,059	$11.837926	$1,811,897	1.4%	1.42%	4.71%	8/7/06

	16,960,603		$203,354,657

2005
Variable Interest Annuity “VIA”	1,662	$31.887866	$52,997	1.3%	1.62%	1.84%
Top I	5,113	$24.162099	$123,538	1.3%	1.62%	3.08%
Top Tradition	85,123	$21.786258	$1,854,510	1.1%	1.82%	2.76%
Top Plus	38,666	$14.247177	$550,880	0.9%	2.02%	2.89%
Investar Vision & Top Spectrum	149,232	$12.059261	$1,799,622	1.4%	1.52%	2.70%
Top Explorer	109,579	$12.052402	$1,320,696	1.3%	1.62%	2.83%
Oncore & Firstar Oncore Flex	55,353	$11.370759	$629,409	1.5%	1.42%	2.93%
Oncore & Firstar Oncore Value	1,299,573	$11.899930	$15,464,822	0.9%	2.02%	3.06%
Oncore & Firstar Oncore Premier	2,993,289	$11.457019	$34,294,170	1.4%	1.52%	2.93%
Oncore & Firstar Oncore Xtra	3,295,664	$11.457019	$37,758,488	1.4%	1.52%	2.93%
Oncore & Firstar Oncore Lite	2,743,376	$11.457019	$31,430,917	1.4%	1.52%	2.93%

	10,776,630		$125,280,049

2004
Variable Interest Annuity “VIA”	1,875	$31.379976	$58,836	1.3%	-0.29%	0.97%
Top I	7,798	$23.777267	$185,422	1.3%	-0.29%	0.95%
Top Tradition	122,529	$21.397075	$2,621,757	1.1%	-0.09%	0.91%
Top Plus	35,635	$13.965057	$497,650	0.9%	0.11%	0.86%
Investar Vision & Top Spectrum	253,390	$11.878886	$3,009,994	1.4%	-0.39%	1.60%
Top Explorer	148,305	$11.860446	$1,758,962	1.3%	-0.29%	0.97%
Oncore & Firstar Oncore Flex	71,225	$11.211700	$798,555	1.5%	-0.49%	0.89%
Oncore & Firstar Oncore Value	718,003	$11.664280	$8,374,993	0.9%	0.11%	1.08%
Oncore & Firstar Oncore Premier	2,431,771	$11.285650	$27,444,115	1.4%	-0.39%	1.04%
Oncore & Firstar Oncore Xtra	2,865,034	$11.285650	$32,333,767	1.4%	-0.39%	1.04%
Oncore & Firstar Oncore Lite	1,754,461	$11.285650	$19,800,230	1.4%	-0.39%	1.04%

	8,410,026		$96,884,281

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2006

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Ohio National Fund, Inc.: (continued)
Money Market Subaccount (continued)
2003
Variable Interest Annuity “VIA”	2,093	$31.471062	$65,859	1.3%	-0.55%	0.74%
Top I	9,193	$23.846280	$219,207	1.3%	-0.55%	0.74%
Top Tradition	198,840	$21.416684	$4,258,499	1.1%	-0.36%	0.75%
Top Plus	98,745	$13.950124	$1,377,509	0.9%	-0.16%	0.73%
Investar Vision & Top Spectrum	29,942	$11.925179	$357,061	1.4%	-0.65%	0.74%
Top Explorer	221,969	$11.894875	$2,640,290	1.3%	-0.55%	0.71%
Oncore & Firstar Oncore Flex	141,448	$11.266515	$1,593,627	1.5%	-0.75%	0.79%
Oncore & Firstar Oncore Value	483,179	$11.651817	$5,629,909	0.9%	-0.16%	0.74%
Oncore & Firstar Oncore Premier	1,777,705	$11.329626	$20,140,737	1.4%	-0.65%	0.74%
Oncore & Firstar Oncore Xtra	2,850,081	$11.329626	$32,290,352	1.4%	-0.65%	0.74%
Oncore & Firstar Oncore Lite	1,776,895	$11.329626	$20,131,560	1.4%	-0.65%	0.74%

	7,590,090		$88,704,610

2002
Variable Interest Annuity “VIA”	5,024	$31.645984	$158,987	1.3%	0.09%	1.39%
Top I	9,936	$23.978825	$238,259	1.3%	0.09%	1.42%
Top Tradition	244,915	$21.493179	$5,264,001	1.1%	0.28%	1.40%
Top Plus	130,479	$13.972279	$1,823,094	0.9%	0.48%	1.41%
Investar Vision & Top Spectrum	49,201	$12.003323	$590,578	1.4%	-0.01%	1.41%
Top Explorer	724,890	$11.960997	$8,670,409	1.3%	0.09%	1.41%
Oncore & Firstar Oncore Flex	737,004	$11.351522	$8,366,119	1.5%	-0.11%	1.35%
Oncore & Firstar Oncore Value	787,110	$11.670305	$9,185,812	0.9%	0.48%	1.41%
Oncore & Firstar Oncore Premier	2,430,581	$11.403858	$27,717,986	1.4%	-0.01%	1.41%
Oncore & Firstar Oncore Xtra	3,967,690	$11.403858	$45,246,974	1.4%	-0.01%	1.41%
Oncore & Firstar Oncore Lite	1,232,114	$11.403858	$14,050,853	1.4%	-0.01%	1.41%

	10,318,944		$121,313,072

Bond Subaccount
2006
Top I	5,259	$44.031008	$231,547	1.1%	3.31%	3.42%
Top Tradition	66,767	$39.822785	$2,658,838	1.1%	3.31%	3.36%
Top Plus	87,594	$18.503836	$1,620,816	0.9%	3.51%	4.33%
Investar Vision & Top Spectrum	38,047	$15.414895	$586,498	1.4%	3.00%	3.02%
Top Explorer	165,344	$15.619359	$2,582,560	1.3%	3.10%	4.60%
Oncore & Firstar Oncore Flex	45,354	$13.946766	$632,540	1.5%	2.90%	3.44%
Oncore & Firstar Oncore Value	1,475,155	$14.682343	$21,658,735	0.9%	3.51%	4.23%
Oncore & Firstar Oncore Premier	2,954,020	$14.066421	$41,552,498	1.4%	3.00%	3.97%
Oncore & Firstar Oncore Xtra	2,543,484	$14.066421	$35,777,717	1.4%	3.00%	3.97%
Oncore & Firstar Oncore Lite	2,663,961	$14.066421	$37,472,395	1.4%	3.00%	3.97%
Oncore Ultra	24,936	$14.066421	$350,764	1.4%	2.74%	3.97%	8/7/06

	10,069,921		$145,124,908

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2006

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Ohio National Fund, Inc.: (continued)
Bond Subaccount (continued)
2005
Top I	6,131	$42.621163	$261,309	1.1%	-0.67%	3.43%
Top Tradition	83,474	$38.547683	$3,217,742	1.1%	-0.67%	3.50%
Top Plus	74,786	$17.875999	$1,336,875	0.9%	-0.48%	3.42%
Investar Vision & Top Spectrum	50,332	$14.965486	$753,250	1.4%	-0.96%	3.21%
Top Explorer	98,933	$15.149050	$1,498,744	1.3%	-0.87%	3.12%
Oncore & Firstar Oncore Flex	50,040	$13.553460	$678,217	1.5%	-1.06%	3.74%
Oncore & Firstar Oncore Value	1,063,209	$14.184181	$15,080,754	0.9%	-0.48%	4.95%
Oncore & Firstar Oncore Premier	2,551,114	$13.656320	$34,838,836	1.4%	-0.96%	4.23%
Oncore & Firstar Oncore Xtra	2,336,454	$13.656320	$31,907,364	1.4%	-0.96%	4.23%
Oncore & Firstar Oncore Lite	1,837,114	$13.656320	$25,088,185	1.4%	-0.96%	4.23%

	8,151,587		$114,661,276

2004
Top I	6,923	$42.909437	$297,074	1.1%	4.73%	0.00%
Top Tradition	91,364	$38.808413	$3,545,686	1.1%	4.73%	0.00%
Top Plus	88,151	$17.961382	$1,583,322	0.9%	4.94%	0.00%
Investar Vision & Top Spectrum	62,994	$15.111299	$951,914	1.4%	4.42%	0.00%
Top Explorer	127,643	$15.281586	$1,950,589	1.3%	4.53%	0.00%
Oncore & Firstar Oncore Flex	59,475	$13.698981	$814,740	1.5%	4.32%	0.00%
Oncore & Firstar Oncore Value	604,979	$14.251932	$8,622,115	0.9%	4.94%	0.00%
Oncore & Firstar Oncore Premier	1,912,728	$13.789373	$26,375,328	1.4%	4.42%	0.00%
Oncore & Firstar Oncore Xtra	2,045,598	$13.789373	$28,207,517	1.4%	4.42%	0.00%
Oncore & Firstar Oncore Lite	1,034,178	$13.789373	$14,260,665	1.4%	4.42%	0.00%

	6,034,033		$86,608,950

2003
Top I	7,320	$40.970435	$299,892	1.1%	9.26%	5.52%
Top Tradition	109,687	$37.054730	$4,064,420	1.1%	9.26%	5.58%
Top Plus	111,289	$17.115732	$1,904,795	0.9%	9.48%	5.70%
Investar Vision & Top Spectrum	74,590	$14.471405	$1,079,421	1.4%	8.94%	5.63%
Top Explorer	146,536	$14.619995	$2,142,363	1.3%	9.04%	5.55%
Oncore & Firstar Oncore Flex	80,510	$13.131854	$1,057,250	1.5%	8.83%	5.33%
Oncore & Firstar Oncore Value	328,037	$13.580929	$4,455,051	0.9%	9.48%	5.69%
Oncore & Firstar Oncore Premier	1,393,108	$13.205450	$18,396,617	1.4%	8.94%	5.73%
Oncore & Firstar Oncore Xtra	1,697,203	$13.205450	$22,412,327	1.4%	8.94%	5.73%
Oncore & Firstar Oncore Lite	370,329	$13.205450	$4,890,355	1.4%	8.94%	5.73%

	4,318,609		$60,702,491

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2006

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Ohio National Fund, Inc.: (continued)
Bond Subaccount (continued)
2002
Top I	7,642	$37.498443	$286,572	1.1%	7.47%	6.31%
Top Tradition	134,726	$33.914567	$4,569,173	1.1%	7.47%	6.08%
Top Plus	107,791	$15.634301	$1,685,240	0.9%	7.69%	5.94%
Investar Vision & Top Spectrum	81,359	$13.284382	$1,080,797	1.4%	7.16%	6.07%
Top Explorer	188,034	$13.407531	$2,521,067	1.3%	7.26%	6.06%
Oncore & Firstar Oncore Flex	115,317	$12.066589	$1,391,487	1.5%	7.05%	5.95%
Oncore & Firstar Oncore Value	304,941	$12.405457	$3,782,932	0.9%	7.69%	6.36%
Oncore & Firstar Oncore Premier	1,312,628	$12.122261	$15,912,021	1.4%	7.16%	6.52%
Oncore & Firstar Oncore Xtra	1,798,295	$12.122261	$21,799,403	1.4%	7.16%	6.52%
Oncore & Firstar Oncore Lite	260,014	$12.122261	$3,151,954	1.4%	7.16%	6.52%

	4,310,747		$56,180,646

Omni Subaccount
2006
Top I	22,695	$39.714550	$901,333	1.1%	12.09%	1.27%
Top Tradition	309,347	$39.623730	$12,257,485	1.1%	12.09%	1.22%
Top Plus	110,600	$16.792834	$1,857,291	0.9%	12.31%	1.22%
Investar Vision & Top Spectrum	41,259	$11.430622	$471,617	1.4%	11.76%	1.12%
Top Explorer	180,815	$11.650056	$2,106,504	1.3%	11.87%	1.21%
Oncore Flex	6,811	$8.883281	$60,508	1.5%	11.65%	1.31%
Oncore & Firstar Oncore Value	251,138	$9.351958	$2,348,631	0.9%	12.31%	1.35%
Oncore & Firstar Oncore Premier	488,630	$8.959519	$4,377,890	1.4%	11.76%	1.29%
Oncore & Firstar Oncore Xtra	464,957	$8.959519	$4,165,789	1.4%	11.76%	1.29%
Oncore & Firstar Oncore Lite	305,343	$8.959519	$2,735,724	1.4%	11.76%	1.29%

	2,181,595		$31,282,772

2005
Top I	25,224	$35.432087	$893,733	1.1%	8.30%	1.19%
Top Tradition	372,611	$35.351060	$13,172,181	1.1%	8.30%	1.20%
Top Plus	136,855	$14.952467	$2,046,327	0.9%	8.51%	1.21%
Investar Vision & Top Spectrum	62,008	$10.228225	$634,229	1.4%	7.98%	1.06%
Top Explorer	217,854	$10.414309	$2,268,794	1.3%	8.08%	1.18%
Oncore & Firstar Oncore Flex	7,131	$7.956659	$56,737	1.5%	7.87%	1.29%
Oncore & Firstar Oncore Value	236,240	$8.327064	$1,967,184	0.9%	8.51%	1.35%
Oncore & Firstar Oncore Premier	524,881	$8.017060	$4,207,999	1.4%	7.98%	1.27%
Oncore & Firstar Oncore Xtra	448,568	$8.017060	$3,596,195	1.4%	7.98%	1.27%
Oncore & Firstar Oncore Lite	322,242	$8.017060	$2,583,452	1.4%	7.98%	1.27%

	2,353,614		$31,426,831

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2006

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Ohio National Fund, Inc.: (continued)
Omni Subaccount (continued)
2004
Top I	31,922	$32.717333	$1,044,410	1.1%	5.95%	1.31%
Top Tradition	444,510	$32.642511	$14,509,935	1.1%	5.95%	1.32%
Top Plus	170,747	$13.779581	$2,352,818	0.9%	6.16%	1.22%
Investar Vision & Top Spectrum	89,833	$9.472492	$850,938	1.4%	5.63%	1.22%
Top Explorer	260,177	$9.635338	$2,506,894	1.3%	5.74%	1.28%
Oncore & Firstar Oncore Flex	7,425	$7.376007	$54,770	1.5%	5.53%	1.48%
Oncore & Firstar Oncore Value	249,892	$7.673885	$1,917,644	0.9%	6.16%	2.62%
Oncore & Firstar Oncore Premier	572,873	$7.424696	$4,253,407	1.4%	5.63%	2.70%
Oncore & Firstar Oncore Xtra	509,906	$7.424696	$3,785,896	1.4%	5.63%	2.70%
Oncore & Firstar Oncore Lite	370,533	$7.424696	$2,751,094	1.4%	5.63%	2.70%

	2,707,818		$34,027,806

2003
Top I	35,929	$30.880633	$1,109,522	1.1%	24.83%	1.75%
Top Tradition	517,789	$30.810015	$15,953,075	1.1%	24.83%	1.76%
Top Plus	222,441	$12.980233	$2,887,331	0.9%	25.07%	1.76%
Investar Vision & Top Spectrum	114,672	$8.967345	$1,028,305	1.4%	24.46%	1.77%
Top Explorer	314,477	$9.112481	$2,865,666	1.3%	24.58%	1.77%
Oncore & Firstar Oncore Flex	6,976	$6.989558	$48,762	1.5%	24.33%	1.76%
Oncore & Firstar Oncore Value	91,379	$7.228729	$660,552	0.9%	25.07%	1.81%
Oncore & Firstar Oncore Premier	327,302	$7.028751	$2,300,520	1.4%	24.46%	1.81%
Oncore & Firstar Oncore Xtra	202,611	$7.028751	$1,424,102	1.4%	24.46%	1.81%
Oncore & Firstar Oncore Lite	4,823	$7.028751	$33,902	1.4%	24.46%	1.81%

	1,838,399		$28,311,737

2002
Top I	44,935	$24.739011	$1,111,651	1.1%	-23.62%	1.88%
Top Tradition	594,964	$24.682445	$14,685,169	1.1%	-23.62%	1.87%
Top Plus	270,802	$10.378160	$2,810,424	0.9%	-23.46%	1.83%
Investar Vision & Top Spectrum	121,552	$7.205209	$875,810	1.4%	-23.84%	1.81%
Top Explorer	353,453	$7.314604	$2,585,367	1.3%	-23.77%	1.85%
Oncore & Firstar Oncore Flex	7,412	$5.621597	$41,666	1.5%	-23.92%	1.85%
Oncore & Firstar Oncore Value	74,721	$5.779630	$431,862	0.9%	-23.46%	1.87%
Oncore & Firstar Oncore Premier	260,319	$5.647558	$1,470,161	1.4%	-23.84%	1.94%
Oncore & Firstar Oncore Xtra	196,176	$5.647558	$1,107,916	1.4%	-23.84%	1.94%
Oncore & Firstar Oncore Lite	4,063	$5.647558	$22,948	1.4%	-23.84%	1.94%

	1,928,397		$25,142,974

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2006

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Ohio National Fund, Inc.: (continued)
International Subaccount
2006
Top I	19,796	$22.515622	$445,711	1.1%	17.93%	0.16%
Top Tradition	544,620	$22.515622	$12,262,463	1.1%	17.93%	0.15%
Top Plus	102,521	$20.178725	$2,068,748	0.9%	18.17%	0.14%
Investar Vision & Top Spectrum	27,810	$13.186768	$366,718	1.4%	17.58%	0.14%
Top Explorer	167,510	$12.980927	$2,174,440	1.3%	17.70%	0.15%
Oncore & Firstar Oncore Flex	42,877	$11.799501	$505,930	1.5%	17.47%	0.18%
Oncore & Firstar Oncore Value	4,227,006	$12.422039	$52,508,031	0.9%	18.17%	0.19%
Oncore & Firstar Oncore Premier	5,225,276	$11.900764	$62,184,782	1.4%	17.58%	0.19%
Oncore & Firstar Oncore Xtra	4,423,794	$11.900764	$52,646,528	1.4%	17.58%	0.19%
Oncore & Firstar Oncore Lite	8,151,307	$11.900764	$97,006,778	1.4%	17.58%	0.19%
Oncore Ultra	125,402	$11.900764	$1,492,375	1.4%	9.70%	0.19%	8/7/06

	23,057,919		$283,662,504

2005
Top I	21,559	$19.091962	$411,606	1.1%	8.21%	0.04%
Top Tradition	616,609	$19.091962	$11,772,272	1.1%	8.21%	0.04%
Top Plus	129,409	$17.076646	$2,209,867	0.9%	8.42%	0.04%
Investar Vision & Top Spectrum	37,720	$11.214716	$423,014	1.4%	7.89%	0.04%
Top Explorer	195,976	$11.028787	$2,161,373	1.3%	8.00%	0.05%
Oncore & Firstar Oncore Flex	36,228	$10.044769	$363,900	1.5%	7.79%	0.05%
Oncore & Firstar Oncore Value	2,725,079	$10.512396	$28,647,114	0.9%	8.42%	0.07%
Oncore & Firstar Oncore Premier	3,962,206	$10.121037	$40,101,633	1.4%	7.89%	0.06%
Oncore & Firstar Oncore Xtra	3,183,325	$10.121037	$32,218,553	1.4%	7.89%	0.06%
Oncore & Firstar Oncore Lite	5,032,602	$10.121037	$50,935,156	1.4%	7.89%	0.06%

	15,940,713		$169,244,488

2004
Top I	30,030	$17.643397	$529,833	1.1%	11.74%	0.00%
Top Tradition	706,998	$17.643397	$12,473,845	1.1%	11.74%	0.00%
Top Plus	167,103	$15.749854	$2,631,855	0.9%	11.96%	0.00%
Investar Vision & Top Spectrum	44,121	$10.394495	$458,611	1.4%	11.41%	0.00%
Top Explorer	183,083	$10.212099	$1,869,657	1.3%	11.52%	0.00%
Oncore & Firstar Oncore Flex	29,221	$9.319260	$272,319	1.5%	11.30%	0.00%
Oncore & Firstar Oncore Value	1,017,534	$9.695624	$9,865,629	0.9%	11.96%	0.00%
Oncore & Firstar Oncore Premier	1,960,786	$9.380801	$18,393,746	1.4%	11.41%	0.00%
Oncore & Firstar Oncore Xtra	1,843,156	$9.380801	$17,290,282	1.4%	11.41%	0.00%
Oncore & Firstar Oncore Lite	1,858,646	$9.380801	$17,435,587	1.4%	11.41%	0.00%

	7,840,678		$81,221,364

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2006

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Ohio National Fund, Inc.: (continued)
International Subaccount (continued)
2003
Top I	33,316	$15.789447	$526,034	1.1%	31.15%	0.47%
Top Tradition	823,762	$15.789447	$13,006,739	1.1%	31.15%	0.46%
Top Plus	208,100	$14.066942	$2,927,330	0.9%	31.41%	0.46%
Investar Vision & Top Spectrum	50,496	$9.329934	$471,123	1.4%	30.76%	0.47%
Top Explorer	179,729	$9.157148	$1,645,807	1.3%	30.89%	0.47%
Oncore & Firstar Oncore Flex	12,078	$8.373086	$101,127	1.5%	30.64%	1.62%
Oncore & Firstar Oncore Value	322,930	$8.659624	$2,796,456	0.9%	31.41%	0.41%
Oncore & Firstar Oncore Premier	468,878	$8.420052	$3,947,979	1.4%	30.76%	0.47%
Oncore & Firstar Oncore Xtra	496,700	$8.420052	$4,182,239	1.4%	30.76%	0.47%
Oncore & Firstar Oncore Lite	232,432	$8.420052	$1,957,092	1.4%	30.76%	0.47%

	2,828,421		$31,561,926

2002
Top I	37,403	$12.039008	$450,297	1.1%	-21.51%	0.26%
Top Tradition	933,614	$12.039008	$11,239,782	1.1%	-21.51%	0.26%
Top Plus	257,163	$10.704470	$2,752,790	0.9%	-21.36%	0.25%
Investar Vision & Top Spectrum	50,787	$7.134928	$362,364	1.4%	-21.75%	0.26%
Top Explorer	201,956	$6.995874	$1,412,860	1.3%	-21.67%	0.26%
Oncore & Firstar Oncore Flex	14,067	$6.409494	$90,162	1.5%	-21.82%	0.03%
Oncore & Firstar Oncore Value	84,460	$6.589677	$556,566	0.9%	-21.36%	0.27%
Oncore & Firstar Oncore Premier	178,571	$6.439106	$1,149,846	1.4%	-21.75%	0.20%
Oncore & Firstar Oncore Xtra	153,208	$6.439106	$986,519	1.4%	-21.75%	0.20%
Oncore & Firstar Oncore Lite	17,662	$6.439106	$113,724	1.4%	-21.75%	0.20%

	1,928,891		$19,114,910

Capital Appreciation Subaccount
2006
Top I	5,166	$31.644144	$163,471	1.1%	15.11%	0.41%
Top Tradition	231,561	$31.644144	$7,327,561	1.1%	15.11%	0.42%
Top Plus	110,552	$35.913264	$3,970,273	0.9%	15.34%	0.43%
Investar Vision & Top Spectrum	34,030	$23.610662	$803,476	1.4%	14.77%	0.40%
Top Explorer	172,877	$23.898237	$4,131,462	1.3%	14.88%	0.44%
Oncore & Firstar Oncore Flex	29,599	$19.396740	$574,130	1.5%	14.66%	0.41%
Oncore & Firstar Oncore Value	1,336,766	$20.419769	$27,296,453	0.9%	15.34%	0.53%
Oncore & Firstar Oncore Premier	2,083,194	$19.563088	$40,753,690	1.4%	14.77%	0.51%
Oncore & Firstar Oncore Xtra	1,887,189	$19.563088	$36,919,253	1.4%	14.77%	0.51%
Oncore & Firstar Oncore Lite	2,324,128	$19.563088	$45,467,122	1.4%	14.77%	0.51%
Oncore Ultra	3,155	$19.563088	$61,714	1.4%	11.18%	0.51%	8/7/06

	8,218,217		$167,468,605

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2006

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Ohio National Fund, Inc.: (continued)
Capital Appreciation Subaccount (continued)
2005
Top I	6,683	$27.490513	$183,719	1.1%	4.12%	0.56%
Top Tradition	297,867	$27.490513	$8,188,506	1.1%	4.12%	0.50%
Top Plus	137,079	$31.137683	$4,268,319	0.9%	4.33%	0.48%
Investar Vision & Top Spectrum	47,804	$20.572205	$983,434	1.4%	3.82%	0.46%
Top Explorer	201,904	$20.802256	$4,200,060	1.3%	3.92%	0.49%
Oncore & Firstar Oncore Flex	38,144	$16.917170	$645,294	1.5%	3.72%	0.42%
Oncore & Firstar Oncore Value	953,450	$17.704447	$16,880,302	0.9%	4.33%	0.80%
Oncore & Firstar Oncore Premier	1,804,587	$17.045507	$30,760,094	1.4%	3.82%	0.69%
Oncore & Firstar Oncore Xtra	1,576,423	$17.045507	$26,870,932	1.4%	3.82%	0.69%
Oncore & Firstar Oncore Lite	1,550,322	$17.045507	$26,426,038	1.4%	3.82%	0.69%

	6,614,263		$119,406,698

2004
Top I	9,412	$26.401629	$248,485	1.1%	11.27%	0.37%
Top Tradition	352,542	$26.401629	$9,307,696	1.1%	11.27%	0.36%
Top Plus	178,030	$29.845326	$5,313,371	0.9%	11.49%	0.36%
Investar Vision & Top Spectrum	65,541	$19.815804	$1,298,741	1.4%	10.94%	0.34%
Top Explorer	245,754	$20.017664	$4,919,414	1.3%	11.05%	0.38%
Oncore & Firstar Oncore Flex	61,316	$16.311173	$1,000,134	1.5%	10.83%	0.35%
Oncore & Firstar Oncore Value	390,386	$16.969627	$6,624,712	0.9%	11.49%	0.50%
Oncore & Firstar Oncore Premier	1,135,299	$16.418770	$18,640,209	1.4%	10.94%	0.48%
Oncore & Firstar Oncore Xtra	1,102,890	$16.418770	$18,108,091	1.4%	10.94%	0.48%
Oncore & Firstar Oncore Lite	494,374	$16.418770	$8,117,015	1.4%	10.94%	0.48%

	4,035,544		$73,577,868

2003
Top I	10,658	$23.726799	$252,889	1.1%	30.10%	0.25%
Top Tradition	418,784	$23.726799	$9,936,415	1.1%	30.10%	0.26%
Top Plus	202,810	$26.768431	$5,428,904	0.9%	30.35%	0.25%
Investar Vision & Top Spectrum	81,920	$17.861213	$1,463,185	1.4%	29.71%	0.25%
Top Explorer	258,031	$18.025307	$4,651,085	1.3%	29.84%	0.25%
Oncore & Firstar Oncore Flex	73,347	$14.716804	$1,079,431	1.5%	29.58%	0.25%
Oncore & Firstar Oncore Value	271,812	$15.220145	$4,137,025	0.9%	30.35%	0.26%
Oncore & Firstar Oncore Premier	944,419	$14.799258	$13,976,687	1.4%	29.71%	0.26%
Oncore & Firstar Oncore Xtra	872,974	$14.799258	$12,919,371	1.4%	29.71%	0.26%
Oncore & Firstar Oncore Lite	198,357	$14.799258	$2,935,537	1.4%	29.71%	0.26%

	3,333,112		$56,780,529

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2006

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Ohio National Fund, Inc.: (continued)
Capital Appreciation Subaccount (continued)
2002
Top I	14,507	$18.237893	$264,570	1.1%	-21.02%	0.19%
Top Tradition	468,721	$18.237893	$8,548,492	1.1%	-21.02%	0.21%
Top Plus	231,188	$20.535249	$4,747,498	0.9%	-20.86%	0.21%
Investar Vision & Top Spectrum	92,584	$13.769972	$1,274,873	1.4%	-21.25%	0.21%
Top Explorer	292,382	$13.882772	$4,059,076	1.3%	-21.18%	0.21%
Oncore & Firstar Oncore Flex	101,635	$11.356986	$1,154,270	1.5%	-21.33%	0.20%
Oncore & Firstar Oncore Value	287,639	$11.676046	$3,358,483	0.9%	-20.86%	0.21%
Oncore & Firstar Oncore Premier	951,564	$11.409383	$10,856,753	1.4%	-21.25%	0.21%
Oncore & Firstar Oncore Xtra	853,498	$11.409383	$9,737,887	1.4%	-21.25%	0.21%
Oncore & Firstar Oncore Lite	138,520	$11.409383	$1,580,431	1.4%	-21.25%	0.21%

	3,432,238		$45,582,333

Millennium Subaccount
2006
Top I	7,332	$25.207116	$184,820	1.1%	6.21%	0.00%
Top Tradition	283,025	$25.207116	$7,134,248	1.1%	6.21%	0.00%
Top Plus	65,531	$33.549246	$2,198,500	0.9%	6.42%	0.00%
Investar Vision & Top Spectrum	28,776	$17.480433	$503,013	1.4%	5.90%	0.00%
Top Explorer	150,506	$20.672814	$3,111,383	1.3%	6.00%	0.00%
Oncore & Firstar Oncore Flex	15,672	$7.664032	$120,112	1.5%	5.79%	0.00%
Oncore & Firstar Oncore Value	186,890	$7.988646	$1,493,001	0.9%	6.42%	0.00%
Oncore & Firstar Oncore Premier	513,319	$7.717060	$3,961,319	1.4%	5.90%	0.00%
Oncore & Firstar Oncore Xtra	543,092	$7.717060	$4,191,071	1.4%	5.90%	0.00%
Oncore & Firstar Oncore Lite	125,250	$7.717060	$966,561	1.4%	5.90%	0.00%

	1,919,393		$23,864,028

2005
Top I	9,070	$23.732936	$215,260	1.1%	-1.08%	0.00%
Top Tradition	350,949	$23.732936	$8,329,061	1.1%	-1.08%	0.00%
Top Plus	109,228	$31.524814	$3,443,399	0.9%	-0.89%	0.00%
Investar Vision & Top Spectrum	42,489	$16.506873	$701,364	1.4%	-1.38%	0.00%
Top Explorer	218,018	$19.502215	$4,251,840	1.3%	-1.28%	0.00%
Oncore & Firstar Oncore Flex	18,765	$7.244308	$135,937	1.5%	-1.47%	0.00%
Oncore & Firstar Oncore Value	242,251	$7.506592	$1,818,483	0.9%	-0.89%	0.00%
Oncore & Firstar Oncore Premier	631,803	$7.287265	$4,604,114	1.4%	-1.38%	0.00%
Oncore & Firstar Oncore Xtra	614,444	$7.287265	$4,477,618	1.4%	-1.38%	0.00%
Oncore & Firstar Oncore Lite	102,941	$7.287265	$750,147	1.4%	-1.38%	0.00%

	2,339,958		$28,727,223

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2006

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Ohio National Fund, Inc.: (continued)
Millennium Subaccount (continued)
2004
Top I	16,110	$23.993241	$386,521	1.1%	9.72%	0.00%
Top Tradition	442,116	$23.993241	$10,607,791	1.1%	9.72%	0.00%
Top Plus	162,308	$31.807684	$5,162,655	0.9%	9.94%	0.00%
Investar Vision & Top Spectrum	59,278	$16.737295	$992,158	1.4%	9.40%	0.00%
Top Explorer	272,018	$19.754975	$5,373,713	1.3%	9.50%	0.00%
Oncore & Firstar Oncore Flex	23,795	$7.352652	$174,955	1.5%	9.29%	0.00%
Oncore & Firstar Oncore Value	343,161	$7.573944	$2,599,079	0.9%	9.94%	0.00%
Oncore & Firstar Oncore Premier	717,035	$7.388987	$5,298,160	1.4%	9.40%	0.00%
Oncore & Firstar Oncore Xtra	698,642	$7.388987	$5,162,258	1.4%	9.40%	0.00%
Oncore & Firstar Oncore Lite	68,265	$7.388987	$504,413	1.4%	9.40%	0.00%

	2,802,728		$36,261,703

2003
Top I	21,084	$21.867330	$461,057	1.1%	36.17%	0.00%
Top Tradition	541,497	$21.867330	$11,841,091	1.1%	36.17%	0.00%
Top Plus	203,338	$28.931906	$5,882,957	0.9%	36.44%	0.00%
Investar Vision & Top Spectrum	79,920	$15.299718	$1,222,760	1.4%	35.77%	0.00%
Top Explorer	316,662	$18.040312	$5,712,681	1.3%	35.90%	0.00%
Oncore & Firstar Oncore Flex	26,637	$6.727774	$179,208	1.5%	35.63%	0.00%
Oncore & Firstar Oncore Value	360,171	$6.889175	$2,481,282	0.9%	36.44%	0.00%
Oncore & Firstar Oncore Premier	769,694	$6.754339	$5,198,768	1.4%	35.77%	0.00%
Oncore & Firstar Oncore Xtra	726,422	$6.754339	$4,906,500	1.4%	35.77%	0.00%
Oncore & Firstar Oncore Lite	62,086	$6.754339	$419,349	1.4%	35.77%	0.00%

	3,107,511		$38,305,653

2002
Top I	27,567	$16.058949	$442,690	1.1%	-33.47%	0.00%
Top Tradition	605,966	$16.058949	$9,731,180	1.1%	-33.47%	0.00%
Top Plus	229,639	$21.205098	$4,869,517	0.9%	-33.34%	0.00%
Investar Vision & Top Spectrum	94,937	$11.269135	$1,069,853	1.4%	-33.67%	0.00%
Top Explorer	367,097	$13.274634	$4,873,082	1.3%	-33.60%	0.00%
Oncore & Firstar Oncore Flex	48,398	$4.960280	$240,066	1.5%	-33.73%	0.00%
Oncore & Firstar Oncore Value	274,120	$5.049289	$1,384,110	0.9%	-33.34%	0.00%
Oncore & Firstar Oncore Premier	793,400	$4.974966	$3,947,141	1.4%	-33.67%	0.00%
Oncore & Firstar Oncore Xtra	753,989	$4.974966	$3,751,071	1.4%	-33.67%	0.00%
Oncore & Firstar Oncore Lite	61,177	$4.974966	$304,354	1.4%	-33.67%	0.00%

	3,256,290		$30,613,064

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2006

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Ohio National Fund, Inc.: (continued)
International Small Company Subaccount
2006
Top I	4,252	$30.828184	$131,089	1.1%	24.98%	0.09%
Top Tradition	106,511	$30.828184	$3,283,543	1.1%	24.98%	0.12%
Top Plus	32,964	$33.655867	$1,109,426	0.9%	25.22%	0.11%
Investar Vision & Top Spectrum	19,823	$26.717738	$529,622	1.4%	24.61%	0.12%
Top Explorer	86,735	$26.266997	$2,278,261	1.3%	24.73%	0.12%
Oncore & Firstar Oncore Flex	20,359	$17.276637	$351,730	1.5%	24.49%	0.12%
Oncore & Firstar Oncore Value	408,834	$18.044337	$7,377,131	0.9%	25.22%	0.15%
Oncore & Firstar Oncore Premier	455,174	$17.401955	$7,920,916	1.4%	24.61%	0.16%
Oncore & Firstar Oncore Xtra	553,545	$17.401955	$9,632,765	1.4%	24.61%	0.16%
Oncore & Firstar Oncore Lite	763,733	$17.401955	$13,290,452	1.4%	24.61%	0.16%
Oncore Ultra	9,005	$17.401955	$156,712	1.4%	16.58%	0.16%	8/7/06

	2,460,935		$46,061,647

2005
Top I	6,104	$24.667115	$150,563	1.1%	27.60%	0.54%
Top Tradition	116,404	$24.667115	$2,871,350	1.1%	27.60%	0.50%
Top Plus	42,137	$26.876546	$1,132,488	0.9%	27.85%	0.49%
Investar Vision & Top Spectrum	22,876	$21.441408	$490,500	1.4%	27.22%	0.49%
Top Explorer	88,292	$21.058920	$1,859,339	1.3%	27.35%	0.50%
Oncore & Firstar Oncore Flex	22,385	$13.878402	$310,673	1.5%	27.10%	0.76%
Oncore & Firstar Oncore Value	265,950	$14.409653	$3,832,254	0.9%	27.85%	0.76%
Oncore & Firstar Oncore Premier	352,430	$13.965342	$4,921,808	1.4%	27.22%	0.67%
Oncore & Firstar Oncore Xtra	381,912	$13.965342	$5,333,534	1.4%	27.22%	0.67%
Oncore & Firstar Oncore Lite	263,401	$13.965342	$3,678,476	1.4%	27.22%	0.67%

	1,561,891		$24,580,985

2004
Top I	2,137	$19.332118	$41,306	1.1%	19.55%	0.67%
Top Tradition	116,939	$19.332118	$2,260,673	1.1%	19.55%	0.99%
Top Plus	45,038	$21.022163	$946,800	0.9%	19.79%	0.97%
Investar Vision & Top Spectrum	23,943	$16.853745	$403,522	1.4%	19.20%	1.05%
Top Explorer	82,828	$16.536802	$1,369,708	1.3%	19.32%	1.02%
Oncore & Firstar Oncore Flex	14,030	$10.919657	$153,198	1.5%	19.08%	1.01%
Oncore & Firstar Oncore Value	91,275	$11.270879	$1,028,751	0.9%	19.79%	1.27%
Oncore & Firstar Oncore Premier	263,335	$10.977275	$2,890,720	1.4%	19.20%	1.21%
Oncore & Firstar Oncore Xtra	236,490	$10.977275	$2,596,013	1.4%	19.20%	1.21%
Oncore & Firstar Oncore Lite	52,162	$10.977275	$572,591	1.4%	19.20%	1.21%

	928,177		$12,263,282

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2006

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Ohio National Fund, Inc.: (continued)
International Small Company Subaccount (continued)
2003
Top I	4,373	$16.170236	$70,710	1.1%	52.24%	0.17%
Top Tradition	131,050	$16.170236	$2,119,102	1.1%	52.24%	0.22%
Top Plus	57,050	$17.549014	$1,001,163	0.9%	52.54%	0.22%
Investar Vision & Top Spectrum	25,391	$14.139164	$359,011	1.4%	51.79%	0.23%
Top Explorer	92,568	$13.859543	$1,282,954	1.3%	51.94%	0.22%
Oncore Flex	12,896	$9.169918	$118,253	1.5%	51.64%	0.20%
Oncore & Firstar Oncore Value	62,867	$9.408776	$591,500	0.9%	52.54%	0.22%
Oncore & Firstar Oncore Premier	224,145	$9.209200	$2,064,211	1.4%	51.79%	0.21%
Oncore & Firstar Oncore Xtra	173,575	$9.209200	$1,598,485	1.4%	51.79%	0.21%
Oncore & Firstar Oncore Lite	23,495	$9.209200	$216,369	1.4%	51.79%	0.21%

	807,410		$9,421,757

2002
Top I	2,198	$10.621378	$23,343	1.1%	-15.93%	0.00%
Top Tradition	134,150	$10.621378	$1,424,853	1.1%	-15.93%	0.00%
Top Plus	74,427	$11.504273	$856,230	0.9%	-15.77%	0.00%
Investar Vision & Top Spectrum	24,648	$9.314799	$229,595	1.4%	-16.18%	0.00%
Top Explorer	97,436	$9.121594	$888,775	1.3%	-16.10%	0.00%
Oncore Flex	12,122	$6.047041	$73,303	1.5%	-16.27%	0.00%
Oncore & Firstar Oncore Value	52,385	$6.167936	$323,105	0.9%	-15.77%	0.00%
Oncore & Firstar Oncore Premier	198,627	$6.066974	$1,205,063	1.4%	-16.18%	0.00%
Oncore & Firstar Oncore Xtra	135,773	$6.066974	$823,732	1.4%	-16.18%	0.00%
Oncore Lite	5,370	$6.066974	$32,582	1.4%	-16.18%	0.00%

	737,136		$5,880,581

Aggressive Growth Subaccount
2006
Top Tradition	143,803	$7.379507	$1,061,195	1.1%	4.63%	0.00%
Top Plus	15,359	$9.058347	$139,124	0.9%	4.84%	0.00%
Investar Vision & Top Spectrum	18,438	$6.879063	$126,838	1.4%	4.32%	0.00%
Top Explorer	36,789	$7.713855	$283,787	1.3%	4.42%	0.00%
Oncore Flex	15,125	$5.840504	$88,337	1.5%	4.22%	0.00%
Oncore & Firstar Oncore Value	47,341	$6.087941	$288,207	0.9%	4.84%	0.00%
Oncore & Firstar Oncore Premier	124,670	$5.880952	$733,182	1.4%	4.32%	0.00%
Oncore & Firstar Oncore Xtra	166,904	$5.880952	$981,556	1.4%	4.32%	0.00%
Oncore & Firstar Oncore Lite	262,597	$5.880952	$1,544,319	1.4%	4.32%	0.00%
Oncore Ultra	2,192	$5.880952	$12,890	1.4%	12.18%	0.00%	8/7/06

	833,218		$5,259,435

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2006

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Ohio National Fund, Inc.: (continued)
Aggressive Growth Subaccount (continued)
2005
Top Tradition	162,770	$7.052988	$1,148,017	1.1%	12.05%	0.02%
Top Plus	25,046	$8.640452	$216,407	0.9%	12.27%	0.02%
Investar Vision & Top Spectrum	19,393	$6.594137	$127,879	1.4%	11.72%	0.02%
Top Explorer	52,726	$7.387077	$389,493	1.3%	11.83%	0.02%
Oncore Flex	25,766	$5.604112	$144,397	1.5%	11.61%	0.02%
Oncore Value	25,661	$5.807078	$149,018	0.9%	12.27%	0.02%
Oncore & Firstar Oncore Premier	139,309	$5.637364	$785,335	1.4%	11.72%	0.02%
Oncore & Firstar Oncore Xtra	168,971	$5.637364	$952,548	1.4%	11.72%	0.02%
Oncore & Firstar Oncore Lite	19,683	$5.637364	$110,961	1.4%	11.72%	0.02%

	639,325		$4,024,055

2004
Top I	422	$6.294415	$2,657	1.1%	7.77%	0.00%
Top Tradition	192,494	$6.294415	$1,211,636	1.1%	7.77%	0.00%
Top Plus	33,943	$7.695920	$261,224	0.9%	7.98%	0.00%
Investar Vision & Top Spectrum	25,931	$5.902318	$153,054	1.4%	7.45%	0.00%
Top Explorer	64,534	$6.605557	$426,282	1.3%	7.56%	0.00%
Oncore Flex	25,098	$5.021097	$126,020	1.5%	7.34%	0.00%
Oncore & Firstar Oncore Value	32,977	$5.172269	$170,565	0.9%	7.98%	0.00%
Oncore & Firstar Oncore Premier	148,721	$5.045926	$750,436	1.4%	7.45%	0.00%
Oncore & Firstar Oncore Xtra	214,747	$5.045926	$1,083,599	1.4%	7.45%	0.00%
Oncore & Firstar Oncore Lite	8,056	$5.045926	$40,648	1.4%	7.45%	0.00%

	746,923		$4,226,121

2003
Top I	422	$5.840646	$2,466	1.1%	30.06%	0.00%
Top Tradition	212,331	$5.840646	$1,240,151	1.1%	30.06%	0.00%
Top Plus	46,881	$7.126951	$334,120	0.9%	30.32%	0.00%
Investar Vision & Top Spectrum	32,512	$5.493122	$178,594	1.4%	29.68%	0.00%
Top Explorer	78,758	$6.141509	$483,694	1.3%	29.80%	0.00%
Oncore Flex	24,163	$4.677618	$113,024	1.5%	29.55%	0.00%
Oncore & Firstar Oncore Value	68,946	$4.789877	$330,244	0.9%	30.32%	0.00%
Oncore & Firstar Oncore Premier	197,271	$4.696098	$926,400	1.4%	29.68%	0.00%
Oncore & Firstar Oncore Xtra	239,688	$4.696098	$1,125,598	1.4%	29.68%	0.00%
Oncore & Firstar Oncore Lite	7,553	$4.696098	$35,468	1.4%	29.68%	0.00%

	908,525		$4,769,759

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2006

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Ohio National Fund, Inc.: (continued)
Aggressive Growth Subaccount (continued)
2002
Top I	422	$4.490665	$1,897	1.1%	-28.70%	0.00%
Top Tradition	214,617	$4.490665	$963,775	1.1%	-28.70%	0.00%
Top Plus	69,054	$5.468849	$377,648	0.9%	-28.56%	0.00%
Investar Vision & Top Spectrum	45,864	$4.236001	$194,281	1.4%	-28.91%	0.00%
Top Explorer	96,543	$4.731338	$456,778	1.3%	-28.84%	0.00%
Oncore Flex	32,552	$3.610684	$117,536	1.5%	-28.98%	0.00%
Oncore & Firstar Oncore Value	76,997	$3.675501	$283,001	0.9%	-28.56%	0.00%
Oncore & Firstar Oncore Premier	210,910	$3.621377	$763,783	1.4%	-28.91%	0.00%
Oncore & Firstar Oncore Xtra	279,017	$3.621377	$1,010,424	1.4%	-28.91%	0.00%
Oncore & Firstar Oncore Lite	3,972	$3.621377	$14,383	1.4%	-28.91%	0.00%

	1,029,948		$4,183,506

Small Cap Growth Subaccount
2006
Top I	3,805	$10.101594	$38,435	1.1%	24.24%	0.00%
Top Tradition	82,488	$14.961463	$1,234,136	1.1%	24.24%	0.00%
Top Plus	38,981	$15.260526	$594,878	0.9%	24.49%	0.00%
Investar Vision & Top Spectrum	2,257	$9.889130	$22,323	1.4%	23.87%	0.00%
Top Explorer	55,930	$17.407230	$973,579	1.3%	24.00%	0.00%
Oncore Flex	4,022	$6.554696	$26,365	1.5%	23.75%	0.00%
Oncore & Firstar Oncore Value	85,102	$6.819230	$580,331	0.9%	24.49%	0.00%
Oncore & Firstar Oncore Premier	149,634	$6.597966	$987,274	1.4%	23.87%	0.00%
Oncore & Firstar Oncore Xtra	166,666	$6.597966	$1,099,659	1.4%	23.87%	0.00%
Oncore Lite	144,978	$6.597966	$956,561	1.4%	23.87%	0.00%
Oncore Ultra	1,518	$6.597966	$10,014	1.4%	25.35%	0.00%	8/7/06

	735,381		$6,523,555

2005
Top I	4,190	$8.130715	$34,065	1.1%	5.32%	0.00%
Top Tradition	97,972	$12.042400	$1,179,817	1.1%	5.32%	0.00%
Top Plus	48,640	$12.258855	$596,272	0.9%	5.53%	0.00%
Investar Vision & Top Spectrum	2,258	$7.983258	$18,024	1.4%	5.01%	0.00%
Top Explorer	64,456	$14.038597	$904,865	1.3%	5.12%	0.00%
Oncore Flex	4,023	$5.296644	$21,310	1.5%	4.91%	0.00%
Oncore & Firstar Oncore Value	79,387	$5.477934	$434,875	0.9%	5.53%	0.00%
Oncore & Firstar Oncore Premier	173,681	$5.326372	$925,088	1.4%	5.01%	0.00%
Oncore & Firstar Oncore Xtra	194,351	$5.326372	$1,035,186	1.4%	5.01%	0.00%
Oncore Lite	118,685	$5.326372	$632,169	1.4%	5.01%	0.00%

	787,643		$5,781,671

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2006

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Ohio National Fund, Inc.: (continued)
Small Cap Growth Subaccount (continued)
2004
Top I	1,864	$7.719698	$14,387	1.1%	10.23%	0.00%
Top Tradition	122,489	$11.433639	$1,400,500	1.1%	10.23%	0.00%
Top Plus	55,394	$11.616196	$643,473	0.9%	10.45%	0.00%
Investar Vision & Top Spectrum	2,692	$7.602113	$20,462	1.4%	9.90%	0.00%
Top Explorer	84,511	$13.355197	$1,128,655	1.3%	10.01%	0.00%
Oncore Flex	5,361	$5.048725	$27,066	1.5%	9.79%	0.00%
Oncore & Firstar Oncore Value	76,298	$5.190763	$396,045	0.9%	10.45%	0.00%
Oncore & Firstar Oncore Premier	158,973	$5.072075	$806,324	1.4%	9.90%	0.00%
Oncore & Firstar Oncore Xtra	195,801	$5.072075	$993,118	1.4%	9.90%	0.00%
Oncore Lite	67,691	$5.072075	$343,333	1.4%	9.90%	0.00%

	771,074		$5,773,363

2003
Top I	13,349	$7.003370	$93,489	1.1%	43.77%	0.00%
Top Tradition	151,471	$10.372684	$1,571,165	1.1%	43.77%	0.00%
Top Plus	76,690	$10.517403	$806,577	0.9%	44.05%	0.00%
Investar Vision & Top Spectrum	2,693	$6.917226	$18,628	1.4%	43.34%	0.00%
Top Explorer	100,526	$12.139983	$1,220,389	1.3%	43.48%	0.00%
Oncore Flex	5,613	$4.598419	$25,810	1.5%	43.20%	0.00%
Oncore & Firstar Oncore Value	95,546	$4.699759	$449,042	0.9%	44.05%	0.00%
Oncore & Firstar Oncore Premier	186,335	$4.615120	$859,956	1.4%	43.34%	0.00%
Oncore & Firstar Oncore Xtra	173,566	$4.615120	$801,026	1.4%	43.34%	0.00%
Oncore Lite	33,717	$4.615120	$155,609	1.4%	43.34%	0.00%

	839,506		$6,001,691

2002
Top I	3,365	$4.871298	$16,390	1.1%	-29.90%	0.00%
Top Tradition	174,699	$7.214868	$1,260,430	1.1%	-29.90%	0.00%
Top Plus	84,761	$7.301096	$618,849	0.9%	-29.76%	0.00%
Top Spectrum	2,950	$4.825638	$14,236	1.4%	-30.10%	0.00%
Top Explorer	105,060	$8.460821	$888,896	1.3%	-30.03%	0.00%
Oncore Flex	5,620	$3.211139	$18,047	1.5%	-30.17%	0.00%
Oncore & Firstar Oncore Value	67,854	$3.262529	$221,375	0.9%	-29.76%	0.00%
Oncore & Firstar Oncore Premier	141,646	$3.219625	$456,048	1.4%	-30.10%	0.00%
Oncore & Firstar Oncore Xtra	124,440	$3.219625	$400,650	1.4%	-30.10%	0.00%
Oncore Lite	4,883	$3.219625	$15,720	1.4%	-30.10%	0.00%

	715,278		$3,910,641

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2006

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Ohio National Fund, Inc.: (continued)
Mid Cap Opportunity Subaccount
2006
Top I	4,051	$14.535150	$58,882	1.1%	8.46%	0.00%
Top Tradition	322,989	$25.303644	$8,172,805	1.1%	8.46%	0.00%
Top Plus	128,333	$25.809088	$3,312,156	0.9%	8.67%	0.00%
Investar Vision & Top Spectrum	872	$16.048749	$13,994	1.4%	8.14%	0.00%
Top Explorer	257,617	$25.178242	$6,486,332	1.3%	8.25%	0.00%
Oncore & Firstar Oncore Flex	7,659	$15.912178	$121,872	1.5%	8.03%	0.00%
Oncore & Firstar Oncore Value	297,079	$16.751690	$4,976,581	0.9%	8.67%	0.00%
Oncore & Firstar Oncore Premier	600,290	$16.048749	$9,633,895	1.4%	8.14%	0.00%
Oncore & Firstar Oncore Xtra	435,236	$16.048749	$6,984,994	1.4%	8.14%	0.00%
Oncore & Firstar Oncore Lite	422,053	$16.048749	$6,773,424	1.4%	8.14%	0.00%
Oncore Ultra	251	$16.048749	$4,029	1.4%	10.57%	0.00%	8/7/06

	2,476,430		$46,538,964

2005
Top I	6,768	$13.401489	$90,703	1.1%	8.79%	0.00%
Top Tradition	419,408	$23.330098	$9,784,824	1.1%	8.79%	0.00%
Top Plus	166,804	$23.749133	$3,961,458	0.9%	9.00%	0.00%
Investar Vision & Top Spectrum	4,178	$14.840842	$62,007	1.4%	8.47%	0.00%
Top Explorer	330,716	$23.260264	$7,692,547	1.3%	8.57%	0.00%
Oncore & Firstar Oncore Flex	4,624	$14.729016	$68,113	1.5%	8.36%	0.00%
Oncore & Firstar Oncore Value	316,665	$15.414658	$4,881,277	0.9%	9.00%	0.00%
Oncore & Firstar Oncore Premier	686,907	$14.840842	$10,194,276	1.4%	8.47%	0.00%
Oncore & Firstar Oncore Xtra	444,679	$14.840842	$6,599,406	1.4%	8.47%	0.00%
Oncore & Firstar Oncore Lite	268,274	$14.840842	$3,981,417	1.4%	8.47%	0.00%

	2,649,023		$47,316,028

2004
Top I	7,847	$12.318904	$96,671	1.1%	12.32%	0.00%
Top Tradition	504,422	$21.445455	$10,817,556	1.1%	12.32%	0.00%
Top Plus	225,163	$21.787570	$4,905,745	0.9%	12.54%	0.00%
Investar Vision & Top Spectrum	2,983	$13.682335	$40,812	1.4%	11.99%	0.00%
Top Explorer	382,243	$21.423407	$8,188,955	1.3%	12.10%	0.00%
Oncore & Firstar Oncore Flex	6,433	$13.592579	$87,444	1.5%	11.88%	0.00%
Oncore & Firstar Oncore Value	361,287	$14.141487	$5,109,139	0.9%	12.54%	0.00%
Oncore & Firstar Oncore Premier	780,144	$13.682335	$10,674,180	1.4%	11.99%	0.00%
Oncore & Firstar Oncore Xtra	498,288	$13.682335	$6,817,744	1.4%	11.99%	0.00%
Oncore & Firstar Oncore Lite	244,454	$13.682335	$3,344,705	1.4%	11.99%	0.00%

	3,013,264		$50,082,951

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2006

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Ohio National Fund, Inc.: (continued)
Mid Cap Opportunity Subaccount (continued)
2003
Top I	7,168	$10.967734	$78,614	1.1%	44.75%	0.04%
Top Tradition	582,520	$19.093264	$11,122,204	1.1%	44.75%	0.04%
Top Plus	267,784	$19.359387	$5,184,130	0.9%	45.04%	0.04%
Investar Vision & Top Spectrum	4,665	$12.217876	$57,000	1.4%	44.32%	0.04%
Top Explorer	454,152	$19.111464	$8,679,515	1.3%	44.47%	0.04%
Oncore & Firstar Oncore Flex	13,825	$12.149723	$167,969	1.5%	44.18%	0.04%
Oncore & Firstar Oncore Value	299,086	$12.565438	$3,758,150	0.9%	45.04%	0.04%
Oncore & Firstar Oncore Premier	738,274	$12.217876	$9,020,134	1.4%	44.32%	0.04%
Oncore & Firstar Oncore Xtra	387,378	$12.217876	$4,732,941	1.4%	44.32%	0.04%
Oncore & Firstar Oncore Lite	47,347	$12.217876	$578,480	1.4%	44.32%	0.04%

	2,802,199		$43,379,137

2002
Top I	18,199	$7.576987	$137,895	1.1%	-26.44%	0.00%
Top Tradition	616,115	$13.190461	$8,126,842	1.1%	-26.44%	0.00%
Top Plus	300,119	$13.347926	$4,005,969	0.9%	-26.29%	0.00%
Investar Vision & Top Spectrum	3,301	$8.465667	$27,947	1.4%	-26.66%	0.00%
Top Explorer	522,652	$13.229122	$6,914,227	1.3%	-26.58%	0.00%
Oncore & Firstar Oncore Flex	21,042	$8.426738	$177,314	1.5%	-26.73%	0.00%
Oncore & Firstar Oncore Value	294,737	$8.663624	$2,553,489	0.9%	-26.29%	0.00%
Oncore & Firstar Oncore Premier	794,097	$8.465667	$6,722,556	1.4%	-26.66%	0.00%
Oncore & Firstar Oncore Xtra	376,288	$8.465667	$3,185,525	1.4%	-26.66%	0.00%
Oncore & Firstar Oncore Lite	29,735	$8.465667	$251,730	1.4%	-26.66%	0.00%

	2,976,285		$32,103,494

S&P 500 Index Subaccount
2006
Top I	7,298	$10.574254	$77,166	1.1%	14.05%	0.81%
Top Tradition	557,596	$19.847544	$11,066,910	1.1%	14.05%	1.01%
Top Plus	167,162	$20.243886	$3,384,008	0.9%	14.27%	0.98%
Investar Vision & Top Spectrum	67,923	$13.246583	$899,751	1.4%	13.71%	0.92%
Top Explorer	501,173	$19.012429	$9,528,523	1.3%	13.82%	1.03%
Oncore & Firstar Oncore Flex	63,223	$12.773463	$807,577	1.5%	13.60%	0.95%
Oncore & Firstar Oncore Value	625,744	$13.447281	$8,414,556	0.9%	14.27%	0.97%
Oncore & Firstar Oncore Premier	2,202,890	$12.883020	$28,379,871	1.4%	13.71%	1.10%
Oncore & Firstar Oncore Xtra	1,440,375	$12.883020	$18,556,385	1.4%	13.71%	1.10%
Oncore & Firstar Oncore Lite	581,184	$12.883020	$7,487,410	1.4%	13.71%	1.10%
Oncore Ultra	37,417	$12.883020	$482,041	1.4%	11.24%	1.10%	8/7/06

	6,251,985		$89,084,198

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2006

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Ohio National Fund, Inc.: (continued)
S&P 500 Index Subaccount (continued)
2005
Top I	11,960	$9.271844	$110,888	1.1%	3.33%	1.00%
Top Tradition	722,817	$17.402963	$12,579,164	1.1%	3.33%	0.94%
Top Plus	229,126	$17.715460	$4,059,075	0.9%	3.54%	0.92%
Investar Vision & Top Spectrum	102,279	$11.649395	$1,191,490	1.4%	3.03%	0.91%
Top Explorer	619,152	$16.703578	$10,342,053	1.3%	3.13%	0.93%
Oncore & Firstar Oncore Flex	91,530	$11.244364	$1,029,195	1.5%	2.93%	0.97%
Oncore & Firstar Oncore Value	843,939	$11.767737	$9,931,252	0.9%	3.54%	1.20%
Oncore & Firstar Oncore Premier	2,932,440	$11.329667	$33,223,573	1.4%	3.03%	1.01%
Oncore & Firstar Oncore Xtra	1,774,333	$11.329667	$20,102,603	1.4%	3.03%	1.01%
Oncore & Firstar Oncore Lite	396,816	$11.329667	$4,495,784	1.4%	3.03%	1.01%

	7,724,392		$97,065,077

2004
Top I	13,918	$8.972855	$124,882	1.1%	9.10%	1.18%
Top Tradition	865,003	$16.841761	$14,568,168	1.1%	9.10%	1.06%
Top Plus	308,745	$17.110362	$5,282,732	0.9%	9.32%	1.01%
Investar Vision & Top Spectrum	131,066	$11.307096	$1,481,973	1.4%	8.78%	1.01%
Top Explorer	749,308	$16.196798	$12,136,386	1.3%	8.88%	1.08%
Oncore & Firstar Oncore Flex	111,642	$10.924689	$1,219,649	1.5%	8.67%	1.03%
Oncore & Firstar Oncore Value	647,913	$11.365793	$7,364,047	0.9%	9.32%	1.14%
Oncore & Firstar Oncore Premier	2,915,101	$10.996761	$32,056,676	1.4%	8.78%	1.16%
Oncore & Firstar Oncore Xtra	1,900,670	$10.996761	$20,901,216	1.4%	8.78%	1.16%
Oncore & Firstar Oncore Lite	459,684	$10.996761	$5,055,040	1.4%	8.78%	1.16%

	8,103,050		$100,190,769

2003
Top I	10,513	$8.224458	$86,462	1.1%	26.45%	1.15%
Top Tradition	986,495	$15.437040	$15,228,556	1.1%	26.45%	1.20%
Top Plus	386,328	$15.652148	$6,046,868	0.9%	26.70%	1.18%
Investar Vision & Top Spectrum	160,544	$10.394851	$1,668,828	1.4%	26.08%	1.18%
Top Explorer	824,604	$14.875317	$12,266,244	1.3%	26.20%	1.20%
Oncore & Firstar Oncore Flex	129,328	$10.053229	$1,300,164	1.5%	25.95%	1.11%
Oncore & Firstar Oncore Value	664,592	$10.397150	$6,909,862	0.9%	26.70%	1.24%
Oncore & Firstar Oncore Premier	2,952,652	$10.109565	$29,850,032	1.4%	26.08%	1.24%
Oncore & Firstar Oncore Xtra	1,741,329	$10.109565	$17,604,081	1.4%	26.08%	1.24%
Oncore & Firstar Oncore Lite	313,876	$10.109565	$3,173,153	1.4%	26.08%	1.24%

	8,170,261		$94,134,249

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2006

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Ohio National Fund, Inc.: (continued)
S&P 500 Index Subaccount (continued)
2002
Top I	18,843	$6.504141	$122,555	1.1%	-23.47%	1.09%
Top Tradition	1,062,848	$12.208071	$12,975,329	1.1%	-23.47%	1.09%
Top Plus	454,870	$12.353754	$5,619,351	0.9%	-23.32%	1.08%
Investar Vision & Top Spectrum	189,257	$8.244948	$1,560,417	1.4%	-23.70%	1.07%
Top Explorer	888,209	$11.787111	$10,469,416	1.3%	-23.62%	1.09%
Oncore & Firstar Oncore Flex	243,608	$7.981824	$1,944,432	1.5%	-23.77%	1.10%
Oncore & Firstar Oncore Value	598,915	$8.206149	$4,914,786	0.9%	-23.32%	1.10%
Oncore & Firstar Oncore Premier	2,645,161	$8.018669	$21,210,670	1.4%	-23.70%	1.11%
Oncore & Firstar Oncore Xtra	1,486,199	$8.018669	$11,917,339	1.4%	-23.70%	1.11%
Oncore & Firstar Oncore Lite	128,490	$8.018669	$1,030,320	1.4%	-23.70%	1.11%

	7,716,400		$71,764,615

Social Awareness Subaccount (note 4)
2002
Top Tradition	20,531	$5.388262	$110,627	1.1%	-29.10%	0.00%
Top Plus	15,048	$5.452617	$82,053	0.9%	-28.95%	0.00%
Top Explorer	50,017	$5.684032	$284,294	1.3%	-29.24%	0.00%

	85,596		$476,974

Blue Chip Subaccount (note 4)
2006
Top I	1,542	$12.651963	$19,505	1.1%	15.09%	0.98%
Top Tradition	49,044	$12.651963	$620,499	1.1%	15.09%	0.99%
Top Plus	6,144	$12.832713	$78,847	0.9%	15.31%	0.96%
Investar Vision & Top Spectrum	100	$12.677987	$1,267	1.4%	14.75%	0.07%
Top Explorer	14,317	$12.474060	$178,589	1.3%	14.86%	0.68%
Oncore & Firstar Oncore Flex	29,969	$12.570161	$376,711	1.5%	14.64%	0.83%
Oncore & Firstar Oncore Value	103,198	$13.233186	$1,365,635	0.9%	15.31%	0.96%
Oncore & Firstar Oncore Premier	539,182	$12.677987	$6,835,766	1.4%	14.75%	1.05%
Oncore & Firstar Oncore Xtra	947,911	$12.677987	$12,017,600	1.4%	14.75%	1.05%
Oncore & Firstar Oncore Lite	460,054	$12.677987	$5,832,556	1.4%	14.75%	1.05%

	2,151,461		$27,326,975

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2006

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Ohio National Fund, Inc.: (continued)
Blue Chip Subaccount (note 4) (continued)
2005
Top I	1,542	$10.993372	$16,951	1.1%	3.60%	0.98%
Top Tradition	47,952	$10.993372	$527,149	1.1%	3.60%	0.97%
Top Plus	6,365	$11.128423	$70,836	0.9%	3.80%	0.85%
Investar Vision & Top Spectrum	1,769	$11.048572	$19,541	1.4%	3.29%	0.92%
Top Explorer	28,570	$10.860149	$310,278	1.3%	3.40%	0.86%
Oncore & Firstar Oncore Flex	40,707	$10.965373	$446,372	1.5%	3.19%	0.74%
Oncore & Firstar Oncore Value	111,649	$11.475703	$1,281,246	0.9%	3.80%	0.90%
Oncore & Firstar Oncore Premier	640,038	$11.048572	$7,071,503	1.4%	3.29%	0.92%
Oncore & Firstar Oncore Xtra	1,017,109	$11.048572	$11,237,605	1.4%	3.29%	0.92%
Oncore & Firstar Oncore Lite	201,599	$11.048572	$2,227,388	1.4%	3.29%	0.92%

	2,097,300		$23,208,869

2004
Top I	1,542	$10.611435	$16,366	1.1%	8.41%	1.24%
Top Tradition	50,399	$10.611435	$534,806	1.1%	8.41%	1.26%
Top Plus	9,015	$10.720596	$96,651	0.9%	8.62%	1.28%
Investar Vision & Top Spectrum	5,780	$10.696275	$61,822	1.4%	8.09%	1.40%
Top Explorer	36,448	$10.503505	$382,829	1.3%	8.19%	1.29%
Oncore & Firstar Oncore Flex	65,506	$10.626161	$696,081	1.5%	7.98%	1.19%
Oncore & Firstar Oncore Value	126,918	$11.055144	$1,403,102	0.9%	8.62%	1.38%
Oncore & Firstar Oncore Premier	779,857	$10.696275	$8,341,568	1.4%	8.09%	1.40%
Oncore & Firstar Oncore Xtra	1,065,624	$10.696275	$11,398,203	1.4%	8.09%	1.40%
Oncore & Firstar Oncore Lite	212,626	$10.696275	$2,274,301	1.4%	8.09%	1.40%

	2,353,715		$25,205,729

2003
Top I	1,543	$9.788494	$15,100	1.1%	25.21%	1.35%
Top Tradition	57,233	$9.788494	$560,226	1.1%	25.21%	1.37%
Top Plus	9,843	$9.869589	$97,150	0.9%	25.45%	1.45%
Investar Vision & Top Spectrum	5,708	$9.896131	$56,486	1.4%	24.84%	1.43%
Top Explorer	36,165	$9.708148	$351,100	1.3%	24.96%	1.39%
Oncore & Firstar Oncore Flex	77,873	$9.840980	$766,351	1.5%	24.71%	1.52%
Oncore & Firstar Oncore Value	134,460	$10.177576	$1,368,474	0.9%	25.45%	1.40%
Oncore & Firstar Oncore Premier	835,051	$9.896131	$8,263,770	1.4%	24.84%	1.43%
Oncore & Firstar Oncore Xtra	970,247	$9.896131	$9,601,690	1.4%	24.84%	1.43%
Oncore & Firstar Oncore Lite	160,032	$9.896131	$1,583,696	1.4%	24.84%	1.43%

	2,288,155		$22,664,043

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2006

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Ohio National Fund, Inc.: (continued)
Blue Chip Subaccount (note 4) (continued)
2002
Top I	1,543	$7.817892	$12,064	1.1%	-20.31%	0.88%
Top Tradition	47,593	$7.817892	$372,077	1.1%	-20.31%	0.90%
Top Plus	2,729	$7.867097	$21,472	0.9%	-20.15%	0.80%
Investar Vision	198	$7.927309	$1,570	1.4%	-20.54%	0.94%
Top Explorer	22,003	$7.769060	$170,939	1.3%	-20.47%	0.86%
Oncore Flex	25,179	$7.890890	$198,687	1.5%	-20.62%	0.93%
Oncore & Firstar Oncore Value	76,041	$8.112600	$616,891	0.9%	-20.15%	0.89%
Oncore & Firstar Oncore Premier	396,963	$7.927309	$3,146,839	1.4%	-20.54%	0.94%
Oncore & Firstar Oncore Xtra	474,853	$7.927309	$3,764,310	1.4%	-20.54%	0.94%
Oncore & Firstar Oncore Lite	30,308	$7.927309	$240,263	1.4%	-20.54%	0.94%

	1,077,410		$8,545,112

Equity Income Subaccount (note 4)
2002
Top Tradition	10,408	$6.447392	$67,105	1.1%	-21.74%	1.32%
Top Plus	11,034	$6.487970	$71,587	0.9%	-21.58%	1.35%
Investar Vision & Top Spectrum	4,484	$7.194067	$32,260	1.4%	-21.97%	1.38%
Top Explorer	10,580	$6.407080	$67,786	1.3%	-21.89%	1.26%
Oncore & Firstar Oncore Flex	23,385	$7.160990	$167,461	1.5%	-22.05%	1.52%
Oncore & Firstar Oncore Value	66,432	$7.362248	$489,091	0.9%	-21.58%	1.28%
Oncore & Firstar Oncore Premier	505,254	$7.194067	$3,634,836	1.4%	-21.97%	1.38%
Oncore & Firstar Oncore Xtra	399,504	$7.194067	$2,874,056	1.4%	-21.97%	1.38%
Oncore & Firstar Oncore Lite	81,631	$7.194067	$587,256	1.4%	-21.97%	1.38%

	1,112,712		$7,991,438

High Income Bond Subaccount
2006
Top I	2,867	$14.786200	$42,391	1.1%	8.93%	0.00%
Top Tradition	47,931	$14.786200	$708,723	1.1%	8.93%	0.00%
Top Plus	28,987	$14.997356	$434,730	0.9%	9.15%	0.00%
Investar Vision & Top Spectrum	2,975	$14.012859	$41,685	1.4%	8.61%	0.00%
Top Explorer	53,531	$14.578330	$780,391	1.3%	8.72%	0.00%
Oncore & Firstar Oncore Flex	36,014	$13.893687	$500,373	1.5%	8.51%	0.00%
Oncore & Firstar Oncore Value	574,601	$14.626365	$8,404,318	0.9%	9.15%	0.00%
Oncore & Firstar Oncore Premier	1,237,336	$14.012859	$17,338,632	1.4%	8.61%	0.00%
Oncore & Firstar Oncore Xtra	1,162,383	$14.012859	$16,288,306	1.4%	8.61%	0.00%
Oncore & Firstar Oncore Lite	908,344	$14.012859	$12,728,491	1.4%	8.61%	0.00%
Oncore Ultra	27,141	$14.012859	$380,318	1.4%	5.67%	0.00%	8/7/06

	4,082,110		$57,648,358

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2006

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Ohio National Fund, Inc.: (continued)
High Income Bond Subaccount (continued)
2005
Top I	3,303	$13.573436	$44,829	1.1%	1.87%	5.94%
Top Tradition	41,596	$13.573436	$564,603	1.1%	1.87%	5.49%
Top Plus	14,685	$13.740101	$201,777	0.9%	2.08%	6.90%
Investar Vision & Top Spectrum	5,409	$12.901575	$69,790	1.4%	1.57%	5.38%
Top Explorer	47,917	$13.408981	$642,521	1.3%	1.67%	5.17%
Oncore & Firstar Oncore Flex	14,409	$12.804436	$184,493	1.5%	1.47%	4.03%
Oncore & Firstar Oncore Value	414,973	$13.400215	$5,560,726	0.9%	2.08%	6.11%
Oncore & Firstar Oncore Premier	1,041,558	$12.901575	$13,437,733	1.4%	1.57%	5.38%
Oncore & Firstar Oncore Xtra	970,510	$12.901575	$12,521,108	1.4%	1.57%	5.38%
Oncore & Firstar Oncore Lite	582,304	$12.901575	$7,512,645	1.4%	1.57%	5.38%

	3,136,664		$40,740,225

2004
Top I	1,470	$13.323676	$19,579	1.1%	9.46%	0.26%
Top Tradition	31,474	$13.323676	$419,346	1.1%	9.46%	0.32%
Top Plus	4,357	$13.460648	$58,646	0.9%	9.68%	0.25%
Investar Vision & Top Spectrum	5,873	$12.701656	$74,596	1.4%	9.14%	0.36%
Top Explorer	36,892	$13.188188	$486,542	1.3%	9.25%	0.36%
Oncore & Firstar Oncore Flex	59,855	$12.618415	$755,281	1.5%	9.03%	0.41%
Oncore & Firstar Oncore Value	226,445	$13.127684	$2,972,705	0.9%	9.68%	0.37%
Oncore & Firstar Oncore Premier	859,441	$12.701656	$10,916,318	1.4%	9.14%	0.36%
Oncore & Firstar Oncore Xtra	843,534	$12.701656	$10,714,278	1.4%	9.14%	0.36%
Oncore & Firstar Oncore Lite	400,197	$12.701656	$5,083,170	1.4%	9.14%	0.36%

	2,469,538		$31,500,461

2003
Top I	2,432	$12.171803	$29,597	1.1%	21.45%	8.13%
Top Tradition	36,128	$12.171803	$439,745	1.1%	21.45%	7.84%
Top Plus	6,539	$12.272560	$80,249	0.9%	21.69%	7.91%
Investar Vision & Top Spectrum	4,594	$11.638098	$53,463	1.4%	21.09%	7.77%
Top Explorer	27,234	$12.071928	$328,770	1.3%	21.21%	7.72%
Oncore & Firstar Oncore Flex	24,151	$11.573251	$279,506	1.5%	20.97%	8.85%
Oncore & Firstar Oncore Value	203,555	$11.968977	$2,436,345	0.9%	21.69%	7.73%
Oncore & Firstar Oncore Premier	715,211	$11.638098	$8,323,702	1.4%	21.09%	7.77%
Oncore & Firstar Oncore Xtra	658,534	$11.638098	$7,664,084	1.4%	21.09%	7.77%
Oncore & Firstar Oncore Lite	270,586	$11.638098	$3,149,101	1.4%	21.09%	7.77%

	1,948,964		$22,784,562

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2006

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Ohio National Fund, Inc.: (continued)
High Income Bond Subaccount (continued)
2002
Top I	2,413	$10.021930	$24,185	1.1%	2.81%	8.93%
Top Tradition	27,079	$10.021930	$271,386	1.1%	2.81%	10.69%
Top Plus	1,748	$10.084932	$17,629	0.9%	3.02%	9.92%
Investar Vision & Top Spectrum	499	$9.610925	$4,794	1.4%	2.51%	10.29%
Top Explorer	26,410	$9.959353	$263,031	1.3%	2.61%	10.21%
Oncore & Firstar Oncore Flex	20,238	$9.566784	$193,609	1.5%	2.41%	8.52%
Oncore & Firstar Oncore Value	165,141	$9.835460	$1,624,237	0.9%	3.02%	10.31%
Oncore & Firstar Oncore Premier	681,899	$9.610925	$6,553,679	1.4%	2.51%	10.29%
Oncore & Firstar Oncore Xtra	514,987	$9.610925	$4,949,498	1.4%	2.51%	10.29%
Oncore & Firstar Oncore Lite	113,924	$9.610925	$1,094,914	1.4%	2.51%	10.29%

	1,554,338		$14,996,962

Capital Growth Subaccount
2006
Top I	1,142	$9.951443	$11,364	1.1%	18.82%	0.00%
Top Tradition	66,814	$9.951443	$664,895	1.1%	18.82%	0.00%
Top Plus	19,678	$10.093727	$198,628	0.9%	19.06%	0.00%
Investar Vision & Top Spectrum	2,499	$21.245155	$53,095	1.4%	18.47%	0.00%
Top Explorer	54,769	$9.811382	$537,362	1.3%	18.59%	0.00%
Oncore & Firstar Oncore Flex	9,762	$21.064385	$205,623	1.5%	18.35%	0.00%
Oncore & Firstar Oncore Value	178,664	$22.175950	$3,962,037	0.9%	19.06%	0.00%
Oncore & Firstar Oncore Premier	397,154	$21.245155	$8,437,591	1.4%	18.47%	0.00%
Oncore & Firstar Oncore Xtra	266,077	$21.245155	$5,652,838	1.4%	18.47%	0.00%
Oncore & Firstar Oncore Lite	131,305	$21.245155	$2,789,594	1.4%	18.47%	0.00%
Oncore Ultra	16,141	$21.245155	$342,927	1.4%	14.60%	0.00%	8/7/06

	1,144,005		$22,855,954

2005
Top I	1,564	$8.375158	$13,100	1.1%	1.50%	0.00%
Top Tradition	90,457	$8.375158	$757,595	1.1%	1.50%	0.00%
Top Plus	32,916	$8.478128	$279,067	0.9%	1.71%	0.00%
Investar Vision & Top Spectrum	1,524	$17.932886	$27,328	1.4%	1.21%	0.00%
Top Explorer	84,338	$8.273551	$697,774	1.3%	1.30%	0.00%
Oncore & Firstar Oncore Flex	12,445	$17.797778	$221,501	1.5%	1.11%	0.00%
Oncore & Firstar Oncore Value	188,504	$18.626477	$3,511,173	0.9%	1.71%	0.00%
Oncore & Firstar Oncore Premier	440,971	$17.932886	$7,907,886	1.4%	1.21%	0.00%
Oncore & Firstar Oncore Xtra	282,513	$17.932886	$5,066,273	1.4%	1.21%	0.00%
Oncore & Firstar Oncore Lite	67,956	$17.932886	$1,218,619	1.4%	1.21%	0.00%

	1,203,188		$19,700,316

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2006

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Ohio National Fund, Inc.: (continued)
Capital Growth Subaccount (continued)
2004
Top I	3,935	$8.251025	$32,465	1.1%	18.40%	0.00%
Top Tradition	112,136	$8.251025	$925,233	1.1%	18.40%	0.00%
Top Plus	40,287	$8.335993	$335,829	0.9%	18.64%	0.00%
Investar Vision & Top Spectrum	2,536	$17.719361	$44,942	1.4%	18.05%	0.00%
Top Explorer	103,206	$8.166981	$842,885	1.3%	18.17%	0.00%
Oncore & Firstar Oncore Flex	16,045	$17.603150	$282,451	1.5%	17.93%	0.00%
Oncore & Firstar Oncore Value	201,998	$18.314193	$3,699,432	0.9%	18.64%	0.00%
Oncore & Firstar Oncore Premier	460,491	$17.719361	$8,159,614	1.4%	18.05%	0.00%
Oncore & Firstar Oncore Xtra	315,048	$17.719361	$5,582,445	1.4%	18.05%	0.00%
Oncore & Firstar Oncore Lite	61,427	$17.719361	$1,088,440	1.4%	18.05%	0.00%

	1,317,109		$20,993,736

2003
Top I	3,201	$6.968653	$22,303	1.1%	38.58%	0.00%
Top Tradition	114,522	$6.968653	$798,061	1.1%	38.58%	0.00%
Top Plus	44,349	$7.026460	$311,619	0.9%	38.85%	0.00%
Investar Vision & Top Spectrum	2,472	$15.009966	$37,101	1.4%	38.17%	0.00%
Top Explorer	118,213	$6.911348	$817,008	1.3%	38.30%	0.00%
Oncore & Firstar Oncore Flex	21,129	$14.926259	$315,376	1.5%	38.03%	0.00%
Oncore & Firstar Oncore Value	216,887	$15.437146	$3,348,118	0.9%	38.85%	0.00%
Oncore & Firstar Oncore Premier	508,996	$15.009966	$7,640,028	1.4%	38.17%	0.00%
Oncore & Firstar Oncore Xtra	328,439	$15.009966	$4,929,855	1.4%	38.17%	0.00%
Oncore & Firstar Oncore Lite	118,677	$15.009966	$1,781,339	1.4%	38.17%	0.00%

	1,476,885		$20,000,808

2002
Top I	4,269	$5.028760	$21,470	1.1%	-42.69%	0.00%
Top Tradition	139,042	$5.028760	$699,211	1.1%	-42.69%	0.00%
Top Plus	46,297	$5.060464	$234,283	0.9%	-42.58%	0.00%
Investar Vision & Top Spectrum	2,916	$10.863704	$31,678	1.4%	-42.86%	0.00%
Top Explorer	123,131	$4.997266	$615,320	1.3%	-42.81%	0.00%
Oncore & Firstar Oncore Flex	28,289	$10.813744	$305,906	1.5%	-42.92%	0.00%
Oncore & Firstar Oncore Value	226,829	$11.117866	$2,521,851	0.9%	-42.58%	0.00%
Oncore & Firstar Oncore Premier	572,349	$10.863704	$6,217,828	1.4%	-42.86%	0.00%
Oncore & Firstar Oncore Xtra	337,868	$10.863704	$3,670,497	1.4%	-42.86%	0.00%
Oncore & Firstar Oncore Lite	107,337	$10.863704	$1,166,080	1.4%	-42.86%	0.00%

	1,588,327		$15,484,124

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2006

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Ohio National Fund, Inc.: (continued)
Nasdaq-100 Index Subaccount
2006
Top I	943	$4.201735	$3,958	1.1%	5.45%	0.00%
Top Tradition	75,868	$4.201735	$318,778	1.1%	5.45%	0.00%
Top Plus	34,139	$4.257637	$145,353	0.9%	5.65%	0.00%
Investar Vision & Top Spectrum	2,013	$4.119424	$8,290	1.4%	5.14%	0.00%
Top Explorer	93,787	$4.146697	$388,908	1.3%	5.24%	0.00%
Oncore Flex	15,111	$4.092444	$61,841	1.5%	5.03%	0.00%
Oncore & Firstar Oncore Value	1,664,926	$4.257637	$7,088,650	0.9%	5.65%	0.00%
Oncore & Firstar Oncore Premier	2,292,149	$4.119424	$9,442,338	1.4%	5.14%	0.00%
Oncore & Firstar Oncore Xtra	1,593,253	$4.119424	$6,563,285	1.4%	5.14%	0.00%
Oncore & Firstar Oncore Lite	3,318,359	$4.119424	$13,669,728	1.4%	5.14%	0.00%

	9,090,548		$37,691,129

2005
Top I	945	$3.984706	$3,764	1.1%	0.33%	0.00%
Top Tradition	100,761	$3.984706	$401,502	1.1%	0.33%	0.00%
Top Plus	55,705	$4.029756	$224,477	0.9%	0.53%	0.00%
Top Spectrum	2,754	$3.918202	$10,791	1.4%	0.04%	0.00%
Top Explorer	92,399	$3.940267	$364,075	1.3%	0.14%	0.00%
Oncore Flex	24,926	$3.896373	$97,119	1.5%	-0.06%	0.00%
Oncore & Firstar Oncore Value	1,060,246	$4.029756	$4,272,531	0.9%	0.53%	0.00%
Oncore & Firstar Oncore Premier	1,808,807	$3.918202	$7,087,271	1.4%	0.04%	0.00%
Oncore & Firstar Oncore Xtra	1,186,324	$3.918202	$4,648,258	1.4%	0.04%	0.00%
Oncore & Firstar Oncore Lite	1,562,791	$3.918202	$6,123,338	1.4%	0.04%	0.00%

	5,895,658		$23,233,126

2004
Top I	3,327	$3.971406	$13,211	1.1%	8.80%	0.00%
Top Tradition	134,268	$3.971406	$533,233	1.1%	8.80%	0.00%
Top Plus	67,200	$4.008381	$269,365	0.9%	9.02%	0.00%
Top Spectrum	3,474	$3.916679	$13,607	1.4%	8.48%	0.00%
Top Explorer	122,789	$3.934857	$483,157	1.3%	8.59%	0.00%
Oncore Flex	14,917	$3.898693	$58,158	1.5%	8.37%	0.00%
Oncore & Firstar Oncore Value	403,259	$4.008381	$1,616,417	0.9%	9.02%	0.00%
Oncore & Firstar Oncore Premier	1,071,195	$3.916679	$4,195,521	1.4%	8.48%	0.00%
Oncore & Firstar Oncore Xtra	773,192	$3.916679	$3,028,347	1.4%	8.48%	0.00%
Oncore & Firstar Oncore Lite	275,075	$3.916679	$1,077,381	1.4%	8.48%	0.00%

	2,868,696		$11,288,397

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2006

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Ohio National Fund, Inc.: (continued)
Nasdaq-100 Index Subaccount (continued)
2003
Top I	17,203	$3.650175	$62,795	1.1%	46.26%	0.00%
Top Tradition	140,108	$3.650175	$511,418	1.1%	46.26%	0.00%
Top Plus	69,975	$3.676860	$257,287	0.9%	46.54%	0.00%
Top Spectrum	5,090	$3.610591	$18,379	1.4%	45.82%	0.00%
Top Explorer	149,069	$3.623755	$540,189	1.3%	45.97%	0.00%
Oncore & Firstar Oncore Flex	49,395	$3.597556	$177,700	1.5%	45.68%	0.00%
Oncore & Firstar Oncore Value	276,066	$3.676860	$1,015,058	0.9%	46.54%	0.00%
Oncore & Firstar Oncore Premier	950,712	$3.610591	$3,432,633	1.4%	45.82%	0.00%
Oncore & Firstar Oncore Xtra	820,115	$3.610591	$2,961,099	1.4%	45.82%	0.00%
Oncore & Firstar Oncore Lite	195,929	$3.610591	$707,418	1.4%	45.82%	0.00%

	2,673,662		$9,683,976

2002
Top I	18,145	$2.495758	$45,286	1.1%	-38.02%	0.00%
Top Tradition	86,697	$2.495758	$216,374	1.1%	-38.02%	0.00%
Top Plus	74,774	$2.509045	$187,611	0.9%	-37.89%	0.00%
Top Spectrum	6,071	$2.476013	$15,031	1.4%	-38.20%	0.00%
Top Explorer	133,298	$2.482587	$330,924	1.3%	-38.14%	0.00%
Oncore & Firstar Oncore Flex	103,807	$2.469492	$256,351	1.5%	-38.26%	0.00%
Oncore & Firstar Oncore Value	192,327	$2.509045	$482,558	0.9%	-37.89%	0.00%
Oncore & Firstar Oncore Premier	534,845	$2.476013	$1,324,285	1.4%	-38.20%	0.00%
Oncore & Firstar Oncore Xtra	673,042	$2.476013	$1,666,460	1.4%	-38.20%	0.00%
Oncore & Firstar Oncore Lite	90,603	$2.476013	$224,334	1.4%	-38.20%	0.00%

	1,913,609		$4,749,214

Bristol Subaccount
2006
Top I	927	$11.885900	$11,020	1.1%	15.16%	0.36%
Top Tradition	7,636	$14.086815	$107,562	1.1%	15.16%	0.33%
Top Plus	7,492	$14.217544	$106,517	0.9%	15.38%	0.25%
Investar Vision & Top Spectrum	2,837	$11.845258	$33,606	1.4%	14.82%	0.59%
Top Explorer	24,042	$13.957508	$335,569	1.3%	14.93%	0.26%
Oncore & Firstar Oncore Flex	6,112	$13.829606	$84,523	1.5%	14.70%	0.44%
Oncore & Firstar Oncore Value	754,166	$14.217544	$10,722,384	0.9%	15.38%	0.44%
Oncore & Firstar Oncore Premier	970,212	$13.893341	$13,479,484	1.4%	14.82%	0.44%
Oncore & Firstar Oncore Xtra	729,167	$13.893341	$10,130,571	1.4%	14.82%	0.44%
Oncore & Firstar Oncore Lite	1,459,339	$13.893341	$20,275,099	1.4%	14.82%	0.44%
Oncore Ultra	28,973	$13.893341	$402,534	1.4%	11.62%	0.44%	8/7/06

	3,990,903		$55,688,869

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2006

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Ohio National Fund, Inc.: (continued)
Bristol Subaccount (continued)
2005
Top I	308	$10.321480	$3,176	1.1%	3.21%	0.00%	11/2/05
Top Tradition	8,423	$12.232704	$103,034	1.1%	10.81%	0.00%
Top Plus	11,409	$12.321848	$140,579	0.9%	11.03%	0.00%
Investar Vision	1,050	$10.316620	$10,837	1.4%	3.17%	0.00%	11/2/05
Top Explorer	37,724	$12.144310	$458,133	1.3%	10.59%	0.00%
Oncore & Firstar Oncore Flex	4,281	$12.056721	$51,617	1.5%	10.38%	0.00%
Oncore & Firstar Oncore Value	381,338	$12.321848	$4,698,786	0.9%	11.03%	0.00%
Oncore & Firstar Oncore Premier	514,265	$12.100392	$6,222,814	1.4%	10.49%	0.00%
Oncore & Firstar Oncore Xtra	397,514	$12.100392	$4,810,070	1.4%	10.49%	0.00%
Oncore & Firstar Oncore Lite	685,688	$12.100392	$8,297,090	1.4%	10.49%	0.00%

	2,042,000		$24,796,136

2004
Top Tradition	6,694	$11.039073	$73,896	1.1%	7.44%	0.90%
Top Plus	12,814	$11.097582	$142,201	0.9%	7.65%	0.95%
Top Explorer	37,425	$10.980911	$410,958	1.3%	7.23%	1.09%
Oncore Flex	635	$10.923170	$6,941	1.5%	7.01%	1.06%
Oncore & Firstar Oncore Value	12,661	$11.097582	$140,506	0.9%	7.65%	1.33%
Oncore & Firstar Oncore Premier	40,686	$10.951971	$445,597	1.4%	7.12%	1.12%
Oncore & Firstar Oncore Xtra	44,385	$10.951971	$486,099	1.4%	7.12%	1.12%
Oncore Lite	4,790	$10.951971	$52,464	1.4%	7.12%	1.12%

	160,090		$1,758,662

2003
Top Tradition	6,755	$10.274749	$69,401	1.1%	31.02%	0.48%
Top Plus	8,601	$10.308725	$88,661	0.9%	31.28%	0.46%
Top Explorer	34,505	$10.240892	$353,366	1.3%	30.76%	0.59%
Oncore Flex	637	$10.207211	$6,498	1.5%	30.50%	1.52%
Oncore Value	9,401	$10.308725	$96,912	0.9%	31.28%	0.33%
Oncore Premier	41,234	$10.224018	$421,579	1.4%	30.63%	0.78%
Oncore & Firstar Oncore Xtra	31,261	$10.224018	$319,617	1.4%	30.63%	0.78%
Oncore Lite	1,368	$10.224018	$13,986	1.4%	30.63%	0.78%

	133,762		$1,370,020

2002
Top Tradition	2,114	$7.842290	$16,579	1.1%	-21.58%	0.00%	5/1/02
Top Plus	4,625	$7.852697	$36,321	0.9%	-21.47%	0.00%	5/1/02
Top Explorer	15,474	$7.831903	$121,193	1.3%	-21.68%	0.00%	5/1/02
Oncore Value	9,173	$7.852697	$72,037	0.9%	-21.47%	0.00%	5/1/02
Oncore Premier	5,413	$7.826725	$42,360	1.4%	-21.73%	0.00%	5/1/02
Oncore Xtra	5,313	$7.826725	$41,582	1.4%	-21.73%	0.00%	5/1/02
Oncore Lite	576	$7.826725	$4,507	1.4%	-21.73%	0.00%	5/1/02

	42,688		$334,579

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2006

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Ohio National Fund, Inc.: (continued)
Bryton Growth Subaccount
2006
Top Tradition	5,945	$11.605216	$68,994	1.1%	15.47%	0.00%
Top Plus	4,198	$11.712928	$49,168	0.9%	15.70%	0.00%
Investar Vision	33	$11.994161	$398	1.4%	15.13%	0.00%
Top Explorer	6,377	$11.498661	$73,326	1.3%	15.25%	0.00%
Oncore & Firstar Oncore Flex	2,574	$11.393271	$29,327	1.5%	15.02%	0.00%
Oncore & Firstar Oncore Value	417,125	$11.712928	$4,885,749	0.9%	15.70%	0.00%
Oncore & Firstar Oncore Premier	461,899	$11.445796	$5,286,806	1.4%	15.13%	0.00%
Oncore & Firstar Oncore Xtra	452,326	$11.445796	$5,177,235	1.4%	15.13%	0.00%
Oncore & Firstar Oncore Lite	843,838	$11.445796	$9,658,394	1.4%	15.13%	0.00%
Oncore Ultra	33,018	$11.445796	$377,913	1.4%	15.88%	0.00%	8/7/06

	2,227,333		$25,607,310

2005
Top Tradition	7,262	$10.050205	$72,989	1.1%	3.17%	0.02%
Top Plus	6,105	$10.123465	$61,800	0.9%	3.38%	0.02%
Top Explorer	12,938	$9.977577	$129,087	1.3%	2.97%	0.02%
Oncore Flex	570	$9.905614	$5,651	1.5%	2.77%	0.02%
Oncore & Firstar Oncore Value	165,846	$10.123465	$1,678,940	0.9%	3.38%	0.03%
Oncore & Firstar Oncore Premier	200,956	$9.941498	$1,997,807	1.4%	2.87%	0.03%
Oncore & Firstar Oncore Xtra	199,913	$9.941498	$1,987,435	1.4%	2.87%	0.03%
Oncore & Firstar Oncore Lite	279,045	$9.941498	$2,774,112	1.4%	2.87%	0.03%

	872,635		$8,707,821

2004
Top Tradition	9,643	$9.741115	$93,929	1.1%	6.33%	0.00%
Top Plus	11,068	$9.792756	$108,383	0.9%	6.54%	0.00%
Top Explorer	24,711	$9.689786	$239,446	1.3%	6.12%	0.00%
Oncore Flex	142	$9.638831	$1,372	1.5%	5.91%	0.00%
Oncore Value	20,773	$9.792756	$203,422	0.9%	6.54%	0.00%
Oncore Premier	42,009	$9.664253	$405,985	1.4%	6.01%	0.00%
Oncore & Firstar Oncore Xtra	76,016	$9.664253	$734,640	1.4%	6.01%	0.00%
Oncore Lite	3,324	$9.664253	$32,123	1.4%	6.01%	0.00%

	187,686		$1,819,300

2003
Top Tradition	13,953	$9.161204	$127,830	1.1%	34.14%	0.00%
Top Plus	9,615	$9.191509	$88,378	0.9%	34.40%	0.00%
Top Explorer	24,726	$9.131024	$225,776	1.3%	33.87%	0.00%
Oncore Value	14,798	$9.191509	$136,013	0.9%	34.40%	0.00%
Oncore Premier	40,264	$9.115981	$367,051	1.4%	33.74%	0.00%
Oncore Xtra	45,266	$9.115981	$412,642	1.4%	33.74%	0.00%
Oncore Lite	2,113	$9.115981	$19,259	1.4%	33.74%	0.00%

	150,735		$1,376,949

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2006

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Ohio National Fund, Inc.: (continued)
Bryton Growth Subaccount (continued)
2002
Top Tradition	3,554	$6.829705	$24,272	1.1%	-31.70%	0.00%	5/1/02
Top Plus	7,090	$6.838775	$48,485	0.9%	-31.61%	0.00%	5/1/02
Top Explorer	14,319	$6.820655	$97,662	1.3%	-31.79%	0.00%	5/1/02
Oncore Value	9,188	$6.838775	$62,838	0.9%	-31.61%	0.00%	5/1/02
Oncore Premier	18,551	$6.816137	$126,448	1.4%	-31.84%	0.00%	5/1/02
Oncore Xtra	6,525	$6.816137	$44,475	1.4%	-31.84%	0.00%	5/1/02
Oncore Lite	690	$6.816137	$4,702	1.4%	-31.84%	0.00%	5/1/02

	59,917		$408,882

U.S. Equity Subaccount
2006
Top Tradition	476	$10.940654	$5,211	1.1%	6.76%	1.23%
Oncore Flex	105	$13.206284	$1,388	1.5%	6.34%	0.12%
Oncore Value	223,147	$13.415981	$2,993,736	0.9%	6.97%	0.49%
Oncore Premier	380,435	$13.240888	$5,037,284	1.4%	6.44%	0.32%
Oncore & Firstar Oncore Xtra	238,994	$13.240888	$3,164,496	1.4%	6.44%	0.32%
Oncore & Firstar Oncore Lite	696,202	$13.240888	$9,218,329	1.4%	6.44%	0.32%
Oncore Ultra	506	$13.240888	$6,706	1.4%	7.59%	0.32%	8/7/06

	1,539,865		$20,427,150

2005
Oncore Flex	360	$12.419343	$4,467	1.5%	7.11%	0.00%
Oncore Value	72,503	$12.542147	$909,348	0.9%	7.74%	0.00%
Oncore & Firstar Oncore Premier	356,148	$12.439661	$4,430,357	1.4%	7.21%	0.00%
Oncore & Firstar Oncore Xtra	165,953	$12.439661	$2,064,401	1.4%	7.21%	0.00%
Oncore Lite	388,993	$12.439661	$4,838,937	1.4%	7.21%	0.00%

	983,957		$12,247,510

2004
Oncore Flex	3,337	$11.595024	$38,690	1.5%	15.95%	0.00%	5/3/04
Oncore Value	28,484	$11.640680	$331,579	0.9%	16.41%	0.00%	5/3/04
Oncore & Firstar Oncore Premier	190,848	$11.602603	$2,214,332	1.4%	16.03%	0.00%	5/3/04
Oncore & Firstar Oncore Xtra	59,312	$11.602603	$688,173	1.4%	16.03%	0.00%	5/3/04
Oncore Lite	123,625	$11.602603	$1,434,373	1.4%	16.03%	0.00%	5/3/04

	405,606		$4,707,147

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2006

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Ohio National Fund, Inc.: (continued)
Balanced Subaccount
2006
Top Tradition	4,800	$11.407110	$54,759	1.1%	11.90%	2.70%
Top Plus	1,087	$11.433262	$12,424	0.9%	12.12%	3.58%
Top Explorer	2,958	$11.381094	$33,671	1.3%	11.68%	3.72%
Oncore Flex	491	$12.747674	$6,256	1.5%	11.46%	0.96%
Oncore Value	61,944	$12.950090	$802,181	0.9%	12.12%	1.68%
Oncore & Firstar Oncore Premier	86,465	$12.781084	$1,105,116	1.4%	11.57%	1.36%
Oncore & Firstar Oncore Xtra	119,845	$12.781084	$1,531,752	1.4%	11.57%	1.36%
Oncore Lite	273,201	$12.781084	$3,491,804	1.4%	11.57%	1.36%
Oncore Ultra	2,716	$12.781084	$34,710	1.4%	6.50%	1.36%	8/7/06

	553,507		$7,072,673

2005
Oncore Flex	724	$11.437239	$8,276	1.5%	1.95%	0.35%
Oncore Value	30,508	$11.550361	$352,384	0.9%	2.55%	0.29%
Oncore & Firstar Oncore Premier	62,832	$11.455950	$719,798	1.4%	2.05%	0.28%
Oncore Xtra	100,685	$11.455950	$1,153,443	1.4%	2.05%	0.28%
Oncore Lite	161,631	$11.455950	$1,851,642	1.4%	2.05%	0.28%

	356,380		$4,085,543

2004
Oncore Flex	178	$11.218760	$1,998	1.5%	12.19%	0.00%	5/3/04
Oncore Value	7,633	$11.262923	$85,969	0.9%	12.63%	0.00%	5/3/04
Oncore & Firstar Oncore Premier	28,154	$11.226079	$316,065	1.4%	12.26%	0.00%	5/3/04
Oncore Xtra	53,809	$11.226079	$604,060	1.4%	12.26%	0.00%	5/3/04
Oncore Lite	58,596	$11.226079	$657,805	1.4%	12.26%	0.00%	5/3/04

	148,370		$1,665,897

Covered Call Subaccount
2006
Top Tradition	186	$10.541712	$1,964	1.1%	3.03%	0.00%
Top Plus	196	$10.565890	$2,070	0.9%	3.23%	0.00%
Oncore Flex	4,916	$11.082754	$54,485	1.5%	2.62%	0.00%
Oncore Value	77,873	$11.258746	$876,750	0.9%	3.23%	0.00%
Oncore & Firstar Oncore Premier	62,654	$11.111810	$696,206	1.4%	2.72%	0.00%
Oncore & Firstar Oncore Xtra	82,923	$11.111810	$921,420	1.4%	2.72%	0.00%
Oncore Lite	269,457	$11.111810	$2,994,160	1.4%	2.72%	0.00%
Oncore Ultra	72	$11.111810	$796	1.4%	5.49%	0.00%	8/7/06

	498,277		$5,547,851

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2006

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Ohio National Fund, Inc.: (continued)
Covered Call Subaccount (continued)
2005
Top Plus	196	$10.235413	$2,006	0.9%	2.35%	0.00%	11/2/05
Oncore Flex	4,917	$10.799790	$53,100	1.5%	1.46%	0.00%
Oncore Value	66,981	$10.906590	$730,530	0.9%	2.06%	0.00%
Oncore & Firstar Oncore Premier	65,416	$10.817466	$707,632	1.4%	1.56%	0.00%
Oncore & Firstar Oncore Xtra	73,699	$10.817466	$797,232	1.4%	1.56%	0.00%
Oncore & Firstar Oncore Lite	167,931	$10.817466	$1,816,602	1.4%	1.56%	0.00%

	379,140		$4,107,102

2004
Oncore Flex	3,003	$10.644429	$31,962	1.5%	6.44%	0.00%	5/3/04
Oncore Value	28,221	$10.686342	$301,580	0.9%	6.86%	0.00%	5/3/04
Oncore & Firstar Oncore Premier	11,817	$10.651383	$125,872	1.4%	6.51%	0.00%	5/3/04
Oncore & Firstar Oncore Xtra	63,366	$10.651383	$674,940	1.4%	6.51%	0.00%	5/3/04
Oncore & Firstar Oncore Lite	77,546	$10.651383	$825,967	1.4%	6.51%	0.00%	5/3/04

	183,953		$1,960,321

Target VIP Subaccount
2006
Top Tradition	58	$11.090054	$638	1.1%	9.56%	0.01%
Top Plus	1,715	$11.115487	$19,059	0.9%	9.78%	0.02%
Oncore Flex	75,791	$11.039540	$836,693	1.5%	9.13%	0.01%
Oncore Value	165,221	$11.115487	$1,836,511	0.9%	9.78%	0.03%
Oncore & Firstar Oncore Premier	154,174	$11.052135	$1,703,978	1.4%	9.24%	0.02%
Oncore Xtra	46,219	$11.052135	$510,819	1.4%	9.24%	0.02%
Oncore Lite	424,460	$11.052135	$4,691,185	1.4%	9.24%	0.02%
Oncore Ultra	75,702	$11.052135	$836,664	1.4%	9.40%	0.02%	8/7/06

	943,340		$10,435,547

2005
Top Tradition	254	$10.122377	$2,572	1.1%	1.22%	0.00%	11/2/05
Oncore Flex	75,791	$10.116026	$766,705	1.5%	1.16%	0.00%	11/2/05
Oncore Value	3,605	$10.125566	$36,505	0.9%	1.26%	0.00%	11/2/05
Oncore Premier	1,731	$10.117607	$17,516	1.4%	1.18%	0.00%	11/2/05
Oncore Xtra	7,135	$10.117607	$72,193	1.4%	1.18%	0.00%	11/2/05
Oncore Lite	51,678	$10.117607	$522,847	1.4%	1.18%	0.00%	11/2/05

	140,194		$1,418,338

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2006

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Ohio National Fund, Inc.: (continued)
Target Equity/ Income Subaccount
2006
Top I	5,048	$10.939213	$55,216	1.1%	8.18%	0.75%
Top Tradition	7,614	$10.939213	$83,289	1.1%	8.18%	0.84%
Top Plus	1,622	$10.964309	$17,787	0.9%	8.39%	0.88%
Top Explorer	782	$10.914261	$8,540	1.3%	7.96%	1.73%
Oncore Flex	79,272	$10.889373	$863,219	1.5%	7.75%	0.68%
Oncore & Firstar Oncore Value	284,392	$10.964309	$3,118,158	0.9%	8.39%	1.01%
Oncore & Firstar Oncore Premier	356,226	$10.901793	$3,883,505	1.4%	7.86%	0.93%
Oncore Xtra	289,482	$10.901793	$3,155,872	1.4%	7.86%	0.93%
Oncore & Firstar Oncore Lite	818,183	$10.901793	$8,919,664	1.4%	7.86%	0.93%
Oncore Ultra	20,733	$10.901793	$226,031	1.4%	5.13%	0.93%	8/7/06

	1,863,354		$20,331,281

2005
Top Tradition	2,020	$10.112390	$20,429	1.1%	1.12%	0.00%	11/2/05
Oncore Flex	75,000	$10.106042	$757,953	1.5%	1.06%	0.00%	11/2/05
Oncore Value	30,860	$10.115577	$312,169	0.9%	1.16%	0.00%	11/2/05
Oncore Premier	139,489	$10.107627	$1,409,904	1.4%	1.08%	0.00%	11/2/05
Oncore Xtra	6,746	$10.107627	$68,186	1.4%	1.08%	0.00%	11/2/05
Oncore Lite	98,317	$10.107627	$993,746	1.4%	1.08%	0.00%	11/2/05

	352,432		$3,562,387

Dow Target 10 Portfolios: (note 4)
First Quarter Subaccount
2006
Top Tradition	517	$12.902603	$6,669	1.1%	27.46%	7.62%
Top Explorer	1,226	$12.725522	$15,602	1.3%	27.21%	7.99%
Oncore Flex	5,261	$12.527446	$65,906	1.5%	26.96%	7.57%
Oncore & Firstar Oncore Value	20,836	$13.134966	$273,675	0.9%	27.72%	7.38%
Oncore & Firstar Oncore Premier	111,602	$12.626436	$1,409,135	1.4%	27.09%	7.22%
Oncore & Firstar Oncore Xtra	22,032	$12.626436	$278,188	1.4%	27.09%	7.22%
Oncore Lite	29,134	$12.626436	$367,861	1.4%	27.09%	7.22%

	190,608		$2,417,036

2005
Top Tradition	555	$10.122592	$5,617	1.1%	-7.24%	0.00%
Top Plus	491	$10.243391	$5,032	0.9%	-7.06%	0.00%
Top Explorer	1,096	$10.003354	$10,959	1.3%	-7.43%	0.00%
Oncore Flex	6,493	$9.867028	$64,064	1.5%	-7.61%	0.00%
Oncore & Firstar Oncore Value	24,235	$10.284567	$249,245	0.9%	-7.06%	0.00%
Oncore & Firstar Oncore Premier	133,633	$9.935236	$1,327,671	1.4%	-7.52%	0.00%
Oncore & Firstar Oncore Xtra	35,345	$9.935236	$351,160	1.4%	-7.52%	0.00%
Oncore Lite	18,854	$9.935236	$187,336	1.4%	-7.52%	0.00%

	220,702		$2,201,084

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2006

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Dow Target 10 Portfolios: (note 4) (continued)
First Quarter Subaccount (continued)
2004
Top Tradition	1,889	$10.913089	$20,610	1.1%	2.09%	0.00%
Top Plus	491	$11.021522	$5,414	0.9%	2.29%	0.00%
Top Explorer	941	$10.805814	$10,165	1.3%	1.88%	0.00%
Oncore Flex	23,583	$10.679548	$251,858	1.5%	1.68%	0.00%
Oncore & Firstar Oncore Value	31,655	$11.065824	$350,294	0.9%	2.29%	0.00%
Oncore & Firstar Oncore Premier	144,729	$10.742820	$1,554,795	1.4%	1.78%	0.00%
Oncore & Firstar Oncore Xtra	39,970	$10.742820	$429,386	1.4%	1.78%	0.00%
Oncore Lite	15,564	$10.742820	$167,202	1.4%	1.78%	0.00%

	258,822		$2,789,724

2003
Top Tradition	1,589	$10.689982	$16,981	1.1%	23.88%	3.26%
Top Explorer	3,025	$10.605901	$32,086	1.3%	23.64%	3.25%
Oncore Flex	28,325	$10.502718	$297,487	1.5%	23.40%	3.25%
Oncore & Firstar Oncore Value	37,842	$10.818103	$409,382	0.9%	24.13%	3.10%
Oncore & Firstar Oncore Premier	153,537	$10.554517	$1,620,518	1.4%	23.52%	3.18%
Oncore & Firstar Oncore Xtra	27,667	$10.554517	$292,010	1.4%	23.52%	3.18%
Oncore Lite	7,386	$10.554517	$77,951	1.4%	23.52%	3.18%

	259,371		$2,746,415

2002
Top Tradition	63	$8.628992	$540	1.1%	-11.72%	2.01%
Top Explorer	112	$8.578048	$964	1.3%	-11.89%	3.15%
Oncore Flex	492	$8.511345	$4,191	1.5%	-12.07%	2.89%
Oncore & Firstar Oncore Value	14,343	$8.715175	$125,005	0.9%	-11.54%	2.74%
Oncore & Firstar Oncore Premier	25,594	$8.544896	$218,690	1.4%	-11.98%	2.93%
Oncore & Firstar Oncore Xtra	2,225	$8.544896	$19,015	1.4%	-11.98%	2.93%
Oncore Lite	933	$8.544896	$7,972	1.4%	-11.98%	2.93%

	43,762		$376,377

Second Quarter Subaccount
2006
Top Tradition	164	$15.589464	$2,561	1.1%	28.23%	6.52%
Top Explorer	2,162	$15.383132	$33,264	1.3%	27.98%	6.58%
Oncore Flex	68	$14.180360	$970	1.5%	27.73%	3.46%
Oncore & Firstar Oncore Value	30,600	$14.847093	$454,327	0.9%	28.48%	6.40%
Oncore & Firstar Oncore Premier	109,419	$14.289034	$1,563,464	1.4%	27.85%	6.19%
Oncore & Firstar Oncore Xtra	73,012	$14.289034	$1,043,277	1.4%	27.85%	6.19%
Oncore & Firstar Oncore Lite	20,026	$14.289034	$286,157	1.4%	27.85%	6.19%

	235,451		$3,384,020

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2006

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Dow Target 10 Portfolios: (note 4) (continued)
Second Quarter Subaccount (continued)
2005
Top Tradition	162	$12.157413	$1,965	1.1%	-3.67%	0.00%
Top Explorer	2,151	$12.020151	$25,861	1.3%	-3.86%	0.00%
Oncore Flex	496	$11.102141	$5,505	1.5%	-4.05%	0.00%
Oncore & Firstar Oncore Value	31,140	$11.555629	$359,844	0.9%	-3.48%	0.00%
Oncore & Firstar Oncore Premier	134,973	$11.176238	$1,508,487	1.4%	-3.95%	0.00%
Oncore & Firstar Oncore Xtra	75,262	$11.176238	$841,146	1.4%	-3.95%	0.00%
Oncore & Firstar Oncore Lite	21,012	$11.176238	$234,832	1.4%	-3.95%	0.00%

	265,196		$2,977,640

2004
Top Tradition	467	$12.620548	$5,888	1.1%	0.82%	0.00%
Top Explorer	2,155	$12.502660	$26,938	1.3%	0.62%	0.00%
Oncore Flex	1,299	$11.570552	$15,026	1.5%	0.42%	0.00%
Oncore & Firstar Oncore Value	30,100	$11.972150	$360,360	0.9%	1.02%	0.00%
Oncore & Firstar Oncore Premier	155,610	$11.636337	$1,810,745	1.4%	0.52%	0.00%
Oncore & Firstar Oncore Xtra	65,873	$11.636337	$766,526	1.4%	0.52%	0.00%
Oncore & Firstar Oncore Lite	13,728	$11.636337	$159,745	1.4%	0.52%	0.00%

	269,232		$3,145,228

2003
Top Tradition	385	$12.518333	$4,821	1.1%	26.97%	2.80%
Top Explorer	2,252	$12.426010	$27,989	1.3%	26.72%	2.93%
Oncore Flex	1,446	$11.522391	$16,665	1.5%	26.47%	2.72%
Oncore & Firstar Oncore Value	30,998	$11.851641	$367,382	0.9%	27.22%	2.76%
Oncore & Firstar Oncore Premier	165,780	$11.576462	$1,919,135	1.4%	26.59%	2.89%
Oncore & Firstar Oncore Xtra	79,238	$11.576462	$917,292	1.4%	26.59%	2.89%
Oncore Lite	8,352	$11.576462	$96,691	1.4%	26.59%	2.89%

	288,451		$3,349,975

2002
Top Tradition	3	$9.859315	$32	1.1%	-7.63%	2.06%
Top Explorer	263	$9.805947	$2,577	1.3%	-7.81%	2.12%
Oncore Flex	923	$9.110784	$8,409	1.5%	-7.99%	3.01%
Oncore & Firstar Oncore Value	12,414	$9.315805	$115,643	0.9%	-7.44%	4.21%
Oncore & Firstar Oncore Premier	62,170	$9.144547	$568,521	1.4%	-7.90%	4.39%
Oncore & Firstar Oncore Xtra	3,466	$9.144547	$31,698	1.4%	-7.90%	4.39%
Oncore Lite	516	$9.144547	$4,719	1.4%	-7.90%	4.39%

	79,755		$731,599

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2006

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Dow Target 10 Portfolios: (note 4) (continued)
Third Quarter Subaccount
2006
Top Tradition	1,553	$14.997044	$23,290	1.1%	26.57%	5.78%
Top Explorer	7,114	$14.805857	$105,330	1.3%	26.32%	5.50%
Oncore & Firstar Oncore Flex	10,523	$11.437563	$120,358	1.5%	26.07%	5.35%
Oncore & Firstar Oncore Value	110,960	$11.957743	$1,326,828	0.9%	26.82%	7.34%
Oncore & Firstar Oncore Premier	110,505	$11.522424	$1,273,281	1.4%	26.19%	5.88%
Oncore & Firstar Oncore Xtra	55,322	$11.522424	$637,449	1.4%	26.19%	5.88%
Oncore Lite	40,606	$11.522424	$467,884	1.4%	26.19%	5.88%
Oncore Ultra	934	$11.522424	$10,759	1.4%	10.45%	5.88%	8/7/06

	337,517		$3,965,179

2005
Top Tradition	1,612	$11.849075	$19,107	1.1%	-6.45%	0.00%
Top Explorer	7,558	$11.721071	$88,583	1.3%	-6.63%	0.00%
Oncore & Firstar Oncore Flex	11,590	$9.072397	$105,145	1.5%	-6.82%	0.00%
Oncore & Firstar Oncore Value	78,645	$9.429101	$741,553	0.9%	-6.26%	0.00%
Oncore & Firstar Oncore Premier	131,028	$9.130719	$1,196,378	1.4%	-6.72%	0.00%
Oncore & Firstar Oncore Xtra	42,047	$9.130719	$383,924	1.4%	-6.72%	0.00%
Oncore Lite	38,720	$9.130719	$353,540	1.4%	-6.72%	0.00%

	311,200		$2,888,230

2004
Top Tradition	2,487	$12.665868	$31,496	1.1%	2.21%	0.00%
Top Explorer	8,719	$12.553757	$109,462	1.3%	2.01%	0.00%
Oncore & Firstar Oncore Flex	11,626	$9.736068	$113,189	1.5%	1.81%	0.00%
Oncore & Firstar Oncore Value	74,755	$10.059185	$751,972	0.9%	2.42%	0.00%
Oncore & Firstar Oncore Premier	155,269	$9.789027	$1,519,938	1.4%	1.91%	0.00%
Oncore & Firstar Oncore Xtra	46,071	$9.789027	$450,986	1.4%	1.91%	0.00%
Oncore Lite	30,819	$9.789027	$301,687	1.4%	1.91%	0.00%

	329,746		$3,278,730

2003
Top Tradition	2,474	$12.391628	$30,659	1.1%	23.11%	3.07%
Top Explorer	8,658	$12.306306	$106,552	1.3%	22.87%	3.19%
Oncore & Firstar Oncore Flex	11,291	$9.563072	$107,974	1.5%	22.63%	3.04%
Oncore & Firstar Oncore Value	63,987	$9.821865	$628,468	0.9%	23.36%	2.93%
Oncore & Firstar Oncore Premier	169,253	$9.605588	$1,625,778	1.4%	22.75%	3.03%
Oncore & Firstar Oncore Xtra	56,680	$9.605588	$544,440	1.4%	22.75%	3.03%
Oncore Lite	16,272	$9.605588	$156,305	1.4%	22.75%	3.03%

	328,615		$3,200,176

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2006

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Dow Target 10 Portfolios: (note 4) (continued)
Third Quarter Subaccount (continued)
2002
Top Tradition	688	$10.065103	$6,925	1.1%	-9.51%	3.19%
Top Plus	1,160	$10.114945	$11,732	0.9%	-9.34%	1.70%
Top Explorer	192	$10.015563	$1,927	1.3%	-9.69%	2.57%
Oncore Flex	338	$7.798307	$2,637	1.5%	-9.87%	2.40%
Oncore & Firstar Oncore Value	35,258	$7.962073	$280,727	0.9%	-9.34%	2.50%
Oncore & Firstar Oncore Premier	68,176	$7.825283	$533,493	1.4%	-9.78%	2.45%
Oncore & Firstar Oncore Xtra	16,111	$7.825283	$126,075	1.4%	-9.78%	2.45%
Oncore Lite	1,289	$7.825283	$10,087	1.4%	-9.78%	2.45%

	123,212		$973,603

Fourth Quarter Subaccount
2006
Top Tradition	950	$15.413865	$14,645	1.1%	26.03%	5.38%
Top Plus	330	$15.605547	$5,147	0.9%	26.28%	5.31%
Top Explorer	788	$15.224844	$11,999	1.3%	25.78%	6.16%
Oncore Flex	7,202	$12.838715	$92,469	1.5%	25.53%	5.32%
Oncore & Firstar Oncore Value	46,481	$13.402515	$622,961	0.9%	26.28%	10.23%
Oncore & Firstar Oncore Premier	78,202	$12.930732	$1,011,205	1.4%	25.66%	5.95%
Oncore & Firstar Oncore Xtra	26,765	$12.930732	$346,096	1.4%	25.66%	5.95%
Oncore Lite	40,329	$12.930732	$521,486	1.4%	25.66%	5.95%
Oncore Ultra	14,526	$12.930732	$187,828	1.4%	10.54%	5.95%	8/7/06

	215,573		$2,813,836

2005
Top Tradition	944	$12.230451	$11,542	1.1%	-5.54%	0.00%
Top Plus	339	$12.358123	$4,185	0.9%	-5.35%	0.00%
Top Explorer	702	$12.104285	$8,498	1.3%	-5.73%	0.00%
Oncore Flex	7,472	$10.227332	$76,422	1.5%	-5.91%	0.00%
Oncore & Firstar Oncore Value	22,574	$10.613529	$239,592	0.9%	-5.35%	0.00%
Oncore & Firstar Oncore Premier	87,456	$10.290509	$899,969	1.4%	-5.82%	0.00%
Oncore & Firstar Oncore Xtra	41,856	$10.290509	$430,720	1.4%	-5.82%	0.00%
Oncore Lite	34,639	$10.290509	$356,455	1.4%	-5.82%	0.00%

	195,982		$2,027,383

2004
Top Tradition	1,874	$12.947669	$24,267	1.1%	0.04%	0.00%
Top Plus	348	$13.056995	$4,543	0.9%	0.23%	0.00%
Top Explorer	738	$12.839375	$9,480	1.3%	-0.16%	0.00%
Oncore & Firstar Oncore Flex	8,286	$10.869807	$90,062	1.5%	-0.36%	0.00%
Oncore & Firstar Oncore Value	24,956	$11.213748	$279,851	0.9%	0.23%	0.00%
Oncore & Firstar Oncore Premier	97,060	$10.926212	$1,060,497	1.4%	-0.26%	0.00%
Oncore & Firstar Oncore Xtra	41,599	$10.926212	$454,522	1.4%	-0.26%	0.00%
Oncore Lite	22,424	$10.926212	$245,012	1.4%	-0.26%	0.00%

	197,285		$2,168,234

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2006

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Dow Target 10 Portfolios: (note 4) (continued)
Fourth Quarter Subaccount (continued)
2003
Top Tradition	1,882	$12.943122	$24,357	1.1%	22.47%	2.74%
Top Plus	586	$13.026525	$7,632	0.9%	22.71%	2.58%
Top Explorer	2,051	$12.860334	$26,376	1.3%	22.23%	2.86%
Oncore & Firstar Oncore Flex	9,876	$10.909110	$107,740	1.5%	21.99%	2.59%
Oncore & Firstar Oncore Value	48,093	$11.187585	$538,048	0.9%	22.71%	2.73%
Oncore & Firstar Oncore Premier	111,363	$10.954905	$1,219,963	1.4%	22.11%	2.83%
Oncore & Firstar Oncore Xtra	47,113	$10.954905	$516,123	1.4%	22.11%	2.83%
Oncore Lite	9,117	$10.954905	$99,881	1.4%	22.11%	2.83%

	230,081		$2,540,120

2002
Top Tradition	727	$10.568571	$7,684	1.1%	-6.70%	2.48%
Top Explorer	169	$10.521716	$1,780	1.3%	-6.89%	2.52%
Oncore & Firstar Oncore Flex	8,445	$8.942927	$75,521	1.5%	-7.07%	2.43%
Oncore & Firstar Oncore Value	10,579	$9.117076	$96,453	0.9%	-6.52%	2.26%
Oncore & Firstar Oncore Premier	37,078	$8.971626	$332,645	1.4%	-6.98%	2.38%
Oncore & Firstar Oncore Xtra	10,433	$8.971626	$93,600	1.4%	-6.98%	2.38%
Oncore Lite	1,530	$8.971626	$13,727	1.4%	-6.98%	2.38%

	68,961		$621,410

February Subaccount
2002
Top Tradition	1,581	$9.415504	$14,889	1.1%	-11.16%	4.35%
Top Explorer	1,932	$9.361415	$18,083	1.3%	-11.33%	4.27%
Oncore Flex	22,458	$9.138457	$205,228	1.5%	-11.51%	4.97%
Oncore & Firstar Oncore Value	11,033	$9.353078	$103,188	0.9%	-10.98%	3.99%
Oncore & Firstar Oncore Premier	52,528	$9.173787	$481,884	1.4%	-11.42%	4.04%
Oncore & Firstar Oncore Xtra	2,576	$9.173787	$23,636	1.4%	-11.42%	4.04%
Oncore Lite	632	$9.173787	$5,796	1.4%	-11.42%	4.04%

	92,740		$852,704

March Subaccount
2002
Top Tradition	316	$10.180415	$3,215	1.1%	-11.65%	4.17%
Top Explorer	442	$10.123510	$4,472	1.3%	-11.83%	5.06%
Oncore Flex	8,515	$8.711499	$74,175	1.5%	-12.00%	4.07%
Oncore & Firstar Oncore Value	14,966	$8.912035	$133,377	0.9%	-11.48%	4.08%
Oncore & Firstar Oncore Premier	66,995	$8.744519	$585,844	1.4%	-11.91%	4.15%
Oncore & Firstar Oncore Xtra	3,048	$8.744519	$26,656	1.4%	-11.91%	4.15%
Oncore Lite	1,048	$8.744519	$9,166	1.4%	-11.91%	4.15%

	95,330		$836,905

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2006

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Dow Target 10 Portfolios: (note 4) (continued)
May Subaccount
2002
Top Tradition	349	$10.234544	$3,573	1.1%	-8.93%	3.08%
Top Explorer	1,594	$10.180683	$16,227	1.3%	-9.11%	3.23%
Oncore & Firstar Oncore Value	15,461	$8.436159	$130,431	0.9%	-8.75%	3.59%
Oncore & Firstar Oncore Premier	61,041	$8.284283	$505,682	1.4%	-9.20%	3.64%
Oncore & Firstar Oncore Xtra	11,143	$8.284283	$92,311	1.4%	-9.20%	3.64%
Oncore Lite	627	$8.284283	$5,193	1.4%	-9.20%	3.64%

	90,215		$753,417

June Subaccount
2002
Top Tradition	131	$9.588094	$1,260	1.1%	-8.62%	3.38%
Top Explorer	317	$9.539217	$3,020	1.3%	-8.80%	3.41%
Oncore Flex	891	$7.998160	$7,128	1.5%	-8.98%	3.32%
Oncore & Firstar Oncore Value	15,904	$8.170105	$129,936	0.9%	-8.43%	3.31%
Oncore & Firstar Oncore Premier	55,658	$8.026498	$446,735	1.4%	-8.89%	3.37%
Oncore & Firstar Oncore Xtra	57,647	$8.026498	$462,707	1.4%	-8.89%	3.37%
Oncore Lite	749	$8.026498	$6,014	1.4%	-8.89%	3.37%

	131,297		$1,056,800

August Subaccount
2002
Top Tradition	234	$9.674458	$2,267	1.1%	-8.58%	3.17%
Top Explorer	8,676	$9.628330	$83,531	1.3%	-8.76%	3.31%
Oncore Flex	5,113	$7.770595	$39,735	1.5%	-8.94%	2.65%
Oncore & Firstar Oncore Value	9,922	$7.930049	$78,681	0.9%	-8.39%	2.60%
Oncore & Firstar Oncore Premier	43,564	$7.796877	$339,662	1.4%	-8.85%	2.67%
Oncore & Firstar Oncore Xtra	10,763	$7.796877	$83,920	1.4%	-8.85%	2.67%
Oncore Lite	1,914	$7.796877	$14,923	1.4%	-8.85%	2.67%

	80,186		$642,719

September Subaccount
2002
Top Tradition	2,127	$9.110959	$19,381	1.1%	-8.86%	2.58%
Top Explorer	163	$9.069034	$1,481	1.3%	-9.04%	2.90%
Oncore & Firstar Oncore Flex	12,137	$7.692318	$93,359	1.5%	-9.22%	2.50%
Oncore & Firstar Oncore Value	22,187	$7.845961	$174,075	0.9%	-8.68%	2.50%
Oncore & Firstar Oncore Premier	37,691	$7.717646	$290,889	1.4%	-9.13%	2.55%
Oncore & Firstar Oncore Xtra	5,053	$7.717646	$38,999	1.4%	-9.13%	2.55%
Oncore Lite	668	$7.717646	$5,155	1.4%	-9.13%	2.55%

	80,026		$623,339

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2006

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Dow Target 10 Portfolios: (note 4) (continued)
November Subaccount
2002
Top Tradition	3,163	$7.926971	$25,072	1.1%	-13.99%	2.51%
Top Plus	894	$7.976817	$7,135	0.9%	-13.82%	3.33%
Top Explorer	1,456	$7.877482	$11,472	1.3%	-14.16%	2.47%
Oncore Flex	2,701	$7.828372	$21,147	1.5%	-14.33%	2.25%
Oncore & Firstar Oncore Value	12,656	$7.976817	$100,953	0.9%	-13.82%	2.36%
Oncore & Firstar Oncore Premier	40,536	$7.852855	$318,319	1.4%	-14.24%	2.43%
Oncore & Firstar Oncore Xtra	15,218	$7.852855	$119,503	1.4%	-14.24%	2.43%
Oncore Lite	521	$7.852855	$4,092	1.4%	-14.24%	2.43%

	77,145		$607,693

December Subaccount
2002
Top Tradition	237	$8.263209	$1,956	1.1%	-14.53%	4.20%
Top Plus	331	$8.313818	$2,754	0.9%	-14.36%	2.31%
Top Explorer	1,129	$8.212927	$9,270	1.3%	-14.70%	2.50%
Oncore Flex	500	$8.163072	$4,082	1.5%	-14.86%	2.34%
Oncore & Firstar Oncore Value	8,368	$8.313818	$69,574	0.9%	-14.36%	2.29%
Oncore & Firstar Oncore Premier	27,878	$8.187941	$228,266	1.4%	-14.78%	2.45%
Oncore & Firstar Oncore Xtra	10,013	$8.187941	$81,983	1.4%	-14.78%	2.45%
Oncore Lite	800	$8.187941	$6,551	1.4%	-14.78%	2.45%

	49,256		$404,436

Dow Target 5 Portfolios: (note 4)
First Quarter Subaccount
2006
Top I	181	$16.149554	$2,921	1.1%	39.31%	5.33%
Top Tradition	47	$16.149554	$766	1.1%	39.31%	2.18%
Oncore Value	341	$16.374521	$5,587	0.9%	39.58%	2.43%
Oncore & Firstar Oncore Premier	29,251	$15.818388	$462,708	1.4%	38.89%	5.13%
Oncore Xtra	24,774	$15.818388	$391,877	1.4%	38.89%	5.13%
Oncore & Firstar Oncore Lite	4,888	$15.818388	$77,316	1.4%	38.89%	5.13%

	59,482		$941,175

2005
Top I	181	$11.592905	$2,102	1.1%	-3.26%	0.00%
Top Tradition	180	$11.592905	$2,086	1.1%	-3.26%	0.00%
Top Explorer	769	$11.456407	$8,813	1.3%	-3.45%	0.00%
Oncore Value	1,190	$11.731211	$13,955	0.9%	-3.07%	0.00%
Oncore & Firstar Oncore Premier	31,015	$11.388760	$353,219	1.4%	-3.55%	0.00%
Oncore Xtra	26,736	$11.388760	$304,491	1.4%	-3.55%	0.00%
Oncore & Firstar Oncore Lite	4,193	$11.388760	$47,760	1.4%	-3.55%	0.00%

	64,264		$732,426

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2006

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Dow Target 5 Portfolios: (note 4) (continued)
First Quarter Subaccount (continued)
2004
Top I	182	$11.983597	$2,178	1.1%	9.48%	0.00%
Top Tradition	174	$11.983597	$2,086	1.1%	9.48%	0.00%
Top Explorer	772	$11.865840	$9,165	1.3%	9.26%	0.00%
Oncore Value	995	$12.102624	$12,046	0.9%	9.70%	0.00%
Oncore & Firstar Oncore Premier	23,813	$11.807403	$281,166	1.4%	9.16%	0.00%
Oncore Xtra	19,583	$11.807403	$231,224	1.4%	9.16%	0.00%
Oncore & Firstar Oncore Lite	4,015	$11.807403	$47,407	1.4%	9.16%	0.00%

	49,534		$585,272

2003
Top I	182	$10.945819	$1,994	1.1%	18.25%	2.68%
Top Tradition	274	$10.945819	$3,004	1.1%	18.25%	2.65%
Top Plus	1,579	$11.032629	$17,419	0.9%	18.48%	2.68%
Top Explorer	1,273	$10.859753	$13,823	1.3%	18.02%	2.43%
Oncore Value	996	$11.032629	$10,994	0.9%	18.48%	2.53%
Oncore & Firstar Oncore Premier	22,283	$10.816974	$241,028	1.4%	17.90%	2.55%
Oncore & Firstar Oncore Xtra	17,444	$10.816974	$188,691	1.4%	17.90%	2.55%
Oncore Lite	3,119	$10.816974	$33,734	1.4%	17.90%	2.55%

	47,150		$510,687

2002
Top Tradition	16	$9.256458	$145	1.1%	-13.55%	3.06%
Top Explorer	824	$9.201833	$7,586	1.3%	-13.72%	3.07%
Oncore & Firstar Oncore Premier	4,606	$9.174638	$42,255	1.4%	-13.81%	2.89%
Oncore & Firstar Oncore Xtra	5,681	$9.174638	$52,124	1.4%	-13.81%	2.89%
Oncore Lite	1,928	$9.174638	$17,691	1.4%	-13.81%	2.89%

	13,055		$119,801

Second Quarter Subaccount
2006
Top Tradition	399	$17.085151	$6,810	1.1%	36.37%	5.17%
Oncore Value	318	$17.314636	$5,510	0.9%	36.64%	6.41%
Oncore & Firstar Oncore Premier	20,821	$16.747196	$348,690	1.4%	35.97%	5.35%
Oncore Xtra	21,455	$16.747196	$359,310	1.4%	35.97%	5.35%
Oncore & Firstar Oncore Lite	9,713	$16.747196	$162,673	1.4%	35.97%	5.35%

	52,706		$882,993

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2006

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Dow Target 5 Portfolios: (note 4) (continued)
Second Quarter Subaccount (continued)
2005
Top I	384	$12.528382	$4,813	1.1%	-4.15%	0.00%
Top Tradition	393	$12.528382	$4,927	1.1%	-4.15%	0.00%
Oncore Value	145	$12.671608	$1,840	0.9%	-3.96%	0.00%
Oncore & Firstar Oncore Premier	17,557	$12.316883	$216,243	1.4%	-4.43%	0.00%
Oncore Xtra	23,649	$12.316883	$291,285	1.4%	-4.43%	0.00%
Oncore & Firstar Oncore Lite	2,255	$12.316883	$27,766	1.4%	-4.43%	0.00%

	44,383		$546,874

2004
Top I	384	$13.070210	$5,025	1.1%	9.75%	0.00%
Top Tradition	388	$13.070210	$5,070	1.1%	9.75%	0.00%
Oncore Value	146	$13.193528	$1,923	0.9%	9.97%	0.00%
Oncore & Firstar Oncore Premier	19,312	$12.887587	$248,884	1.4%	9.43%	0.00%
Oncore Xtra	18,053	$12.887587	$232,662	1.4%	9.43%	0.00%
Oncore & Firstar Oncore Lite	1,334	$12.887587	$17,187	1.4%	9.43%	0.00%

	39,617		$510,751

2003
Top I	385	$11.908693	$4,582	1.1%	21.91%	2.53%
Top Tradition	382	$11.908693	$4,544	1.1%	21.91%	2.14%
Top Explorer	171	$11.820891	$2,025	1.3%	21.67%	2.30%
Oncore Value	276	$11.997233	$3,314	0.9%	22.15%	2.27%
Oncore & Firstar Oncore Premier	15,509	$11.777236	$182,657	1.4%	21.55%	2.48%
Oncore Xtra	18,430	$11.777236	$217,058	1.4%	21.55%	2.48%
Oncore Lite	1,076	$11.777236	$12,671	1.4%	21.55%	2.48%

	36,229		$426,851

2002
Top Tradition	366	$9.768484	$3,576	1.1%	-10.51%	3.10%
Top Explorer	83	$9.715627	$805	1.3%	-10.69%	2.11%
Oncore Value	146	$9.821690	$1,438	0.9%	-10.33%	2.88%
Oncore Premier	3,952	$9.689305	$38,280	1.4%	-10.78%	3.06%
Oncore Xtra	4,701	$9.689305	$45,552	1.4%	-10.78%	3.06%
Oncore Lite	361	$9.689305	$3,500	1.4%	-10.78%	3.06%

	9,609		$93,151

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2006

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Dow Target 5 Portfolios: (note 4) (continued)
Third Quarter Subaccount
2006
Top Tradition	125	$12.708856	$1,592	1.1%	34.89%	4.67%
Oncore Flex	257	$12.387065	$3,178	1.5%	34.36%	4.74%
Oncore Value	6,104	$12.873278	$78,579	0.9%	35.16%	6.91%
Oncore & Firstar Oncore Premier	24,119	$12.466572	$300,687	1.4%	34.50%	5.96%
Oncore Xtra	48,946	$12.466572	$610,189	1.4%	34.50%	5.96%
Oncore Lite	3,258	$12.466572	$40,617	1.4%	34.50%	5.96%

	82,809		$1,034,842

2005
Top Tradition	109	$9.421328	$1,026	1.1%	-20.06%	0.00%
Oncore Flex	257	$9.218989	$2,367	1.5%	-20.37%	0.00%
Oncore Value	3,341	$9.524383	$31,821	0.9%	-19.90%	0.00%
Oncore & Firstar Oncore Premier	27,566	$9.269049	$255,507	1.4%	-20.29%	0.00%
Oncore Xtra	17,912	$9.269049	$166,028	1.4%	-20.29%	0.00%
Oncore Lite	5,555	$9.269049	$51,495	1.4%	-20.29%	0.00%

	54,740		$508,244

2004
Top Tradition	341	$11.785236	$4,015	1.1%	6.69%	0.00%
Top Explorer	2,418	$11.680872	$28,240	1.3%	6.48%	0.00%
Oncore Flex	257	$11.577647	$2,973	1.5%	6.27%	0.00%
Oncore Value	2,704	$11.890616	$32,149	0.9%	6.90%	0.00%
Oncore & Firstar Oncore Premier	26,796	$11.629080	$311,627	1.4%	6.37%	0.00%
Oncore Xtra	17,189	$11.629080	$199,892	1.4%	6.37%	0.00%
Oncore Lite	1,191	$11.629080	$13,845	1.4%	6.37%	0.00%

	50,896		$592,741

2003
Top Tradition	337	$11.046269	$3,720	1.1%	13.64%	3.27%
Top Explorer	3,347	$10.970174	$36,715	1.3%	13.41%	3.35%
Oncore Flex	257	$10.894764	$2,800	1.5%	13.19%	2.66%
Oncore Value	1,957	$11.122949	$21,765	0.9%	13.86%	2.45%
Oncore & Firstar Oncore Premier	35,323	$10.932361	$386,172	1.4%	13.30%	3.18%
Oncore & Firstar Oncore Xtra	16,583	$10.932361	$181,295	1.4%	13.30%	3.18%
Oncore Lite	489	$10.932361	$5,346	1.4%	13.30%	3.18%

	58,293		$637,813

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2006

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Dow Target 5 Portfolios: (note 4) (continued)
Third Quarter Subaccount (continued)
2002
Top Tradition	7	$9.720700	$67	1.1%	-11.76%	2.57%
Oncore Flex	257	$9.625278	$2,475	1.5%	-12.11%	2.34%
Oncore Value	20,766	$9.768851	$202,861	0.9%	-11.58%	3.49%
Oncore & Firstar Oncore Premier	2,045	$9.648991	$19,724	1.4%	-12.02%	1.71%
Oncore Xtra	1,058	$9.648991	$10,211	1.4%	-12.02%	1.71%
Oncore Lite	326	$9.648991	$3,149	1.4%	-12.02%	1.71%

	24,459		$238,487

Fourth Quarter Subaccount
2006
Top Tradition	117	$17.444918	$2,042	1.1%	36.83%	4.94%
Top Plus	453	$17.661820	$8,008	0.9%	37.10%	4.33%
Top Explorer	80	$17.230999	$1,387	1.3%	36.56%	22.97%
Oncore Value	12,303	$13.054703	$160,612	0.9%	37.10%	32.40%
Oncore & Firstar Oncore Premier	36,019	$12.595151	$453,654	1.4%	36.43%	6.17%
Oncore Xtra	22,304	$12.595151	$280,919	1.4%	36.43%	6.17%
Oncore Lite	17,231	$12.595151	$217,023	1.4%	36.43%	6.17%
Oncore Ultra	1,941	$12.595151	$24,447	1.4%	7.46%	6.17%	8/7/06

	90,448		$1,148,092

2005
Top Tradition	113	$12.749342	$1,440	1.1%	-13.45%	0.00%
Top Plus	600	$12.882396	$7,734	0.9%	-13.28%	0.00%
Oncore Value	876	$9.521994	$8,342	0.9%	-13.28%	0.00%
Oncore & Firstar Oncore Premier	40,652	$9.232197	$375,307	1.4%	-13.71%	0.00%
Oncore Xtra	18,941	$9.232197	$174,869	1.4%	-13.71%	0.00%
Oncore Lite	4,510	$9.232197	$41,630	1.4%	-13.71%	0.00%

	65,692		$609,322

2004
Top Tradition	107	$14.730567	$1,581	1.1%	5.40%	0.00%
Top Plus	600	$14.854913	$8,918	0.9%	5.60%	0.00%
Top Explorer	104	$14.607342	$1,526	1.3%	5.19%	0.00%
Oncore Value	1,023	$10.979975	$11,232	0.9%	5.60%	0.00%
Oncore & Firstar Oncore Premier	45,950	$10.698436	$491,577	1.4%	5.08%	0.00%
Oncore Xtra	21,508	$10.698436	$230,106	1.4%	5.08%	0.00%
Oncore Lite	1,353	$10.698436	$14,471	1.4%	5.08%	0.00%

	70,645		$759,411

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2006

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Dow Target 5 Portfolios: (note 4) (continued)
Fourth Quarter Subaccount (continued)
2003
Top Tradition	102	$13.976503	$1,432	1.1%	18.25%	2.46%
Top Plus	816	$14.066554	$11,478	0.9%	18.48%	2.12%
Top Explorer	341	$13.887085	$4,738	1.3%	18.01%	2.42%
Oncore Value	1,828	$10.397256	$19,003	0.9%	18.48%	2.46%
Oncore & Firstar Oncore Premier	46,700	$10.180997	$475,442	1.4%	17.90%	2.67%
Oncore & Firstar Oncore Xtra	20,189	$10.180997	$205,546	1.4%	17.90%	2.67%
Oncore Lite	833	$10.180997	$8,485	1.4%	17.90%	2.67%

	70,809		$726,124

2002
Top Tradition	15	$11.819898	$178	1.1%	-6.92%	2.49%
Top Plus	761	$11.872577	$9,034	0.9%	-6.73%	2.45%
Top Explorer	38	$11.767492	$450	1.3%	-7.10%	2.36%
Oncore Value	3,179	$8.775583	$27,899	0.9%	-6.73%	2.78%
Oncore & Firstar Oncore Premier	10,316	$8.635585	$89,088	1.4%	-7.19%	2.29%
Oncore & Firstar Oncore Xtra	1,257	$8.635585	$10,853	1.4%	-7.19%	2.29%
Oncore Lite	129	$8.635585	$1,110	1.4%	-7.19%	2.29%

	15,695		$138,612

February Subaccount
2002
Top I	95	$10.766311	$1,021	1.1%	-8.49%	2.77%
Top Tradition	1	$10.766311	$15	1.1%	-8.49%	2.79%
Oncore Value	26	$10.828569	$281	0.9%	-8.31%	2.21%
Oncore & Firstar Oncore Premier	4,975	$10.673665	$53,093	1.4%	-8.76%	2.73%
Oncore & Firstar Oncore Xtra	7,960	$10.673665	$84,961	1.4%	-8.76%	2.73%
Oncore Lite	343	$10.673665	$3,666	1.4%	-8.76%	2.73%

	13,400		$143,037

March Subaccount
2002
Top I	52	$11.504336	$603	1.1%	-9.91%	3.31%
Top Tradition	559	$11.504336	$6,426	1.1%	-9.91%	4.36%
Top Plus	1,223	$11.569043	$14,148	0.9%	-9.73%	4.38%
Top Explorer	350	$11.440015	$4,008	1.3%	-10.09%	3.36%
Oncore Value	686	$11.569043	$7,932	0.9%	-9.73%	4.21%
Oncore & Firstar Oncore Premier	5,191	$11.408008	$59,224	1.4%	-10.18%	3.34%
Oncore Xtra	4,124	$11.408008	$47,049	1.4%	-10.18%	3.34%
Oncore Lite	290	$11.408008	$3,307	1.4%	-10.18%	3.34%

	12,475		$142,697

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2006

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Dow Target 5 Portfolios: (note 4) (continued)
May Subaccount
2002
Top Tradition	2	$9.747448	$20	1.1%	-15.16%	2.21%
Top Explorer	89	$9.696156	$859	1.3%	-15.32%	2.18%
Oncore Value	25	$9.799062	$246	0.9%	-14.99%	2.81%
Oncore & Firstar Oncore Premier	3,741	$9.670632	$36,176	1.4%	-15.41%	3.24%
Oncore Xtra	4,004	$9.670632	$38,723	1.4%	-15.41%	3.24%
Oncore Lite	269	$9.670632	$2,604	1.4%	-15.41%	3.24%

	8,130		$78,628

June Subaccount
2002
Top I	421	$9.228008	$3,888	1.1%	-12.65%	2.93%
Top Tradition	7	$9.228008	$63	1.1%	-12.65%	3.31%
Oncore Value	25	$9.275316	$236	0.9%	-12.47%	2.18%
Oncore & Firstar Oncore Premier	3,673	$9.157556	$33,632	1.4%	-12.90%	2.26%
Oncore Xtra	4,221	$9.157556	$38,656	1.4%	-12.90%	2.26%
Oncore Lite	308	$9.157556	$2,817	1.4%	-12.90%	2.26%

	8,655		$79,292

August Subaccount
2002
Top Tradition	122	$11.617437	$1,421	1.1%	-2.20%	1.85%
Top Explorer	2,091	$11.562059	$24,173	1.3%	-2.40%	2.03%
Oncore & Firstar Oncore Premier	13,591	$11.534489	$156,768	1.4%	-2.49%	2.02%
Oncore & Firstar Oncore Xtra	2,739	$11.534489	$31,594	1.4%	-2.49%	2.02%

	18,543		$213,956

September Subaccount
2002
Top Tradition	239	$10.028142	$2,395	1.1%	-14.77%	2.24%
Oncore Value	3,107	$7.523456	$23,372	0.9%	-14.60%	4.81%
Oncore & Firstar Oncore Premier	11,392	$7.400409	$84,316	1.4%	-15.03%	2.27%
Oncore & Firstar Oncore Xtra	1,537	$7.400409	$11,372	1.4%	-15.03%	2.27%

	16,275		$121,455

November Subaccount
2002
Top Tradition	649	$7.231070	$4,691	1.1%	-16.30%	3.84%
Top Plus	732	$7.276536	$5,329	0.9%	-16.13%	0.90%
Top Explorer	1,217	$7.185911	$8,743	1.3%	-16.46%	2.52%
Oncore Value	4,107	$7.276536	$29,886	0.9%	-16.13%	2.95%
Oncore & Firstar Oncore Premier	6,732	$7.163439	$48,217	1.4%	-16.54%	2.26%
Oncore & Firstar Oncore Xtra	2,463	$7.163439	$17,646	1.4%	-16.54%	2.26%
Oncore Lite	102	$7.163439	$732	1.4%	-16.54%	2.26%

	16,002		$115,244

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2006

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Dow Target 5 Portfolios: (note 4) (continued)
December Subaccount
2002
Top Tradition	8	$8.918335	$72	1.1%	-18.44%	2.77%
Top Plus	792	$8.972972	$7,105	0.9%	-18.28%	2.33%
Top Explorer	345	$8.864105	$3,061	1.3%	-18.60%	2.89%
Oncore Value	2,047	$8.972972	$18,368	0.9%	-18.28%	12.68%
Oncore & Firstar Oncore Premier	8,227	$8.837123	$72,706	1.4%	-18.68%	2.23%
Oncore & Firstar Oncore Xtra	7,777	$8.837123	$68,724	1.4%	-18.68%	2.23%
Oncore Lite	76	$8.837123	$672	1.4%	-18.68%	2.23%

	19,272		$170,708

Fidelity Variable Insurance Products Fund:
VIP Growth Subaccount
2006
Top Explorer	144,498	$16.949844	$2,449,223	1.3%	5.48%	0.43%
2005
Top Explorer	194,709	$16.068911	$3,128,754	1.3%	4.44%	0.59%
2004
Top Explorer	295,990	$15.385058	$4,553,822	1.3%	2.05%	0.28%
2003
Top Explorer	342,395	$15.076312	$5,162,056	1.3%	31.15%	0.28%
2002
Top Explorer	378,768	$11.495896	$4,354,282	1.3%	-31.00%	0.26%
VIP Equity-Income Subaccount
2006
Top Explorer	135,318	$20.915307	$2,830,217	1.3%	18.66%	3.35%
2005
Top Explorer	168,166	$17.626890	$2,964,244	1.3%	4.51%	1.75%
2004
Top Explorer	226,431	$16.866119	$3,819,007	1.3%	10.09%	1.59%
2003
Top Explorer	263,690	$15.319655	$4,039,633	1.3%	28.66%	2.00%
2002
Top Explorer	336,449	$11.907187	$4,006,164	1.3%	-18.01%	1.83%
VIP High Income Bond Subaccount
2006
Top Explorer	43,142	$12.150732	$524,209	1.3%	9.81%	6.28%
2005
Top Explorer	63,067	$11.064892	$697,835	1.3%	1.39%	14.60%
2004
Top Explorer	82,781	$10.913572	$903,435	1.3%	8.18%	8.67%
2003
Top Explorer	98,462	$10.088071	$993,295	1.3%	25.63%	7.51%
2002
Top Explorer	115,348	$8.029812	$926,225	1.3%	2.12%	11.48%

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2006

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Janus Aspen Series — Institutional Shares:
Large Cap Growth Subaccount
2006
Top I	3,663	$8.161292	$29,899	1.1%	10.17%	0.49%
Top Tradition	150,173	$8.161292	$1,225,607	1.1%	10.17%	0.48%
Top Plus	35,885	$8.277956	$297,051	0.9%	10.39%	0.47%
Investar Vision & Top Spectrum	9,669	$11.253869	$108,813	1.4%	9.84%	0.48%
Top Explorer	48,360	$8.046443	$389,128	1.3%	9.95%	0.47%
Oncore & Firstar Oncore Flex	30,159	$11.158078	$336,513	1.5%	9.74%	0.46%
Oncore & Firstar Oncore Value	137,652	$11.746926	$1,616,990	0.9%	10.39%	0.46%
Oncore & Firstar Oncore Premier	682,542	$11.253869	$7,681,235	1.4%	9.84%	0.47%
Oncore & Firstar Oncore Xtra	76,239	$11.253869	$857,983	1.4%	9.84%	0.47%

	1,174,342		$12,543,219

2005
Top I	4,648	$7.407944	$34,431	1.1%	3.16%	0.34%
Top Tradition	174,095	$7.407944	$1,289,686	1.1%	3.16%	0.33%
Top Plus	47,032	$7.498999	$352,696	0.9%	3.36%	0.33%
Investar Vision & Top Spectrum	11,602	$10.245288	$118,861	1.4%	2.85%	0.32%
Top Explorer	69,223	$7.318094	$506,582	1.3%	2.95%	0.32%
Oncore & Firstar Oncore Flex	38,389	$10.168070	$390,344	1.5%	2.75%	0.30%
Oncore & Firstar Oncore Value	182,354	$10.641533	$1,940,522	0.9%	3.36%	0.32%
Oncore & Firstar Oncore Premier	892,972	$10.245288	$9,148,757	1.4%	2.85%	0.32%
Oncore & Firstar Oncore Xtra	84,386	$10.245288	$864,556	1.4%	2.85%	0.32%

	1,504,701		$14,646,435

2004
Top I	5,953	$7.181339	$42,752	1.1%	3.38%	0.14%
Top Tradition	211,039	$7.181339	$1,515,540	1.1%	3.38%	0.13%
Top Plus	76,951	$7.255263	$558,298	0.9%	3.58%	0.14%
Investar Vision & Top Spectrum	17,072	$9.961271	$170,054	1.4%	3.07%	0.13%
Top Explorer	90,047	$7.108215	$640,074	1.3%	3.17%	0.12%
Oncore & Firstar Oncore Flex	67,586	$9.895909	$668,820	1.5%	2.97%	0.13%
Oncore & Firstar Oncore Value	255,162	$10.295650	$2,627,055	0.9%	3.58%	0.13%
Oncore & Firstar Oncore Premier	1,167,051	$9.961271	$11,625,323	1.4%	3.07%	0.13%
Oncore & Firstar Oncore Xtra	111,717	$9.961271	$1,112,845	1.4%	3.07%	0.13%

	2,002,578		$18,960,761

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2006

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Janus Aspen Series — Institutional Shares: (continued)
Large Cap Growth Subaccount (continued)
2003
Top I	7,382	$6.946735	$51,283	1.1%	30.30%	0.08%
Top Tradition	266,246	$6.946735	$1,849,544	1.1%	30.30%	0.08%
Top Plus	87,949	$7.004322	$616,020	0.9%	30.56%	0.08%
Investar Vision & Top Spectrum	23,316	$9.664556	$225,339	1.4%	29.91%	0.09%
Top Explorer	145,041	$6.889647	$999,283	1.3%	30.04%	0.09%
Oncore & Firstar Oncore Flex	94,757	$9.610625	$910,674	1.5%	29.79%	0.08%
Oncore & Firstar Oncore Value	343,998	$9.939562	$3,419,189	0.9%	30.56%	0.08%
Oncore & Firstar Oncore Premier	1,492,481	$9.664556	$14,424,164	1.4%	29.91%	0.09%
Oncore & Firstar Oncore Xtra	169,713	$9.664556	$1,640,197	1.4%	29.91%	0.09%

	2,630,883		$24,135,693

2002
Top I	9,833	$5.331366	$52,422	1.1%	-27.31%	0.00%
Top Tradition	334,455	$5.331366	$1,783,101	1.1%	-27.31%	0.00%
Top Plus	112,249	$5.364950	$602,209	0.9%	-27.17%	0.00%
Investar Vision & Top Spectrum	35,416	$7.439185	$263,469	1.4%	-27.53%	0.00%
Top Explorer	164,853	$5.298008	$873,390	1.3%	-27.45%	0.00%
Oncore & Firstar Oncore Flex	147,202	$7.404975	$1,090,025	1.5%	-27.60%	0.00%
Oncore & Firstar Oncore Value	463,086	$7.613192	$3,525,559	0.9%	-27.17%	0.00%
Oncore & Firstar Oncore Premier	1,813,000	$7.439185	$13,487,247	1.4%	-27.53%	0.00%
Oncore & Firstar Oncore Xtra	221,111	$7.439185	$1,644,893	1.4%	-27.53%	0.00%

	3,301,205		$23,322,315

International Growth Subaccount
2006
Oncore & Firstar Oncore Flex	23,359	$23.928900	$558,948	1.5%	44.86%	1.90%
Oncore & Firstar Oncore Value	75,712	$25.190899	$1,907,265	0.9%	45.71%	2.12%
Oncore & Firstar Oncore Premier	158,060	$24.134153	$3,814,655	1.4%	45.00%	1.91%
Oncore & Firstar Oncore Xtra	62,116	$24.134153	$1,499,110	1.4%	45.00%	1.91%

	319,247		$7,779,978

2005
Oncore & Firstar Oncore Flex	33,269	$16.519053	$549,569	1.5%	30.34%	1.29%
Oncore & Firstar Oncore Value	67,171	$17.287798	$1,161,235	0.9%	31.12%	1.22%
Oncore & Firstar Oncore Premier	166,642	$16.644398	$2,773,655	1.4%	30.47%	1.22%
Oncore & Firstar Oncore Xtra	67,094	$16.644398	$1,116,742	1.4%	30.47%	1.22%

	334,176		$5,601,201

2004
Oncore & Firstar Oncore Flex	27,970	$12.673406	$354,473	1.5%	17.19%	0.90%
Oncore & Firstar Oncore Value	61,451	$13.185067	$810,234	0.9%	17.89%	0.91%
Oncore & Firstar Oncore Premier	189,524	$12.757043	$2,417,774	1.4%	17.30%	0.88%
Oncore & Firstar Oncore Xtra	58,820	$12.757043	$750,364	1.4%	17.30%	0.88%

	337,765		$4,332,845

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2006

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Janus Aspen Series — Institutional Shares: (continued)
International Growth Subaccount (continued)
2003
Oncore & Firstar Oncore Flex	30,477	$10.814633	$329,597	1.5%	32.92%	1.00%
Oncore & Firstar Oncore Value	62,869	$11.184582	$703,160	0.9%	33.71%	1.21%
Oncore & Firstar Oncore Premier	232,971	$10.875254	$2,533,622	1.4%	33.05%	1.22%
Oncore & Firstar Oncore Xtra	70,019	$10.875254	$761,474	1.4%	33.05%	1.22%

	396,336		$4,327,853

2002
Oncore & Firstar Oncore Flex	39,242	$8.136008	$319,276	1.5%	-26.69%	0.56%
Oncore & Firstar Oncore Value	82,021	$8.364642	$686,078	0.9%	-26.25%	0.82%
Oncore & Firstar Oncore Premier	275,525	$8.173564	$2,252,018	1.4%	-26.61%	0.80%
Oncore & Firstar Oncore Xtra	79,167	$8.173564	$647,077	1.4%	-26.61%	0.80%

	475,955		$3,904,449

Worldwide Growth Subaccount
2006
Top I	6,473	$9.704556	$62,821	1.1%	16.92%	1.73%
Top Tradition	104,692	$9.704556	$1,015,993	1.1%	16.92%	1.73%
Top Plus	11,082	$9.843191	$109,081	0.9%	17.15%	1.67%
Investar Vision & Top Spectrum	18,295	$12.015739	$219,824	1.4%	16.58%	1.51%
Top Explorer	56,725	$9.568011	$542,747	1.3%	16.69%	1.70%
Oncore & Firstar Oncore Flex	27,033	$12.140297	$328,194	1.5%	16.46%	1.68%
Oncore & Firstar Oncore Value	73,169	$12.780771	$935,158	0.9%	17.15%	1.71%
Oncore & Firstar Oncore Premier	333,728	$12.244500	$4,086,322	1.4%	16.58%	1.69%
Oncore & Firstar Oncore Xtra	57,170	$12.244500	$700,018	1.4%	16.58%	1.69%

	688,367		$8,000,158

2005
Top I	9,299	$8.300095	$77,183	1.1%	4.72%	1.30%
Top Tradition	125,911	$8.300095	$1,045,076	1.1%	4.72%	1.35%
Top Plus	21,516	$8.402063	$180,775	0.9%	4.92%	1.24%
Investar Vision & Top Spectrum	39,235	$10.307219	$404,408	1.4%	4.41%	1.33%
Top Explorer	91,796	$8.199446	$752,679	1.3%	4.51%	1.35%
Oncore & Firstar Oncore Flex	34,988	$10.424300	$364,731	1.5%	4.30%	1.17%
Oncore & Firstar Oncore Value	98,568	$10.909551	$1,075,337	0.9%	4.92%	1.31%
Oncore & Firstar Oncore Premier	458,681	$10.503437	$4,817,732	1.4%	4.41%	1.31%
Oncore & Firstar Oncore Xtra	69,151	$10.503437	$726,303	1.4%	4.41%	1.31%

	949,145		$9,444,224

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2006

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Janus Aspen Series — Institutional Shares: (continued)
Worldwide Growth Subaccount (continued)
2004
Top I	14,579	$7.926252	$115,553	1.1%	3.64%	1.02%
Top Tradition	164,556	$7.926252	$1,304,311	1.1%	3.64%	0.96%
Top Plus	39,696	$8.007801	$317,874	0.9%	3.84%	0.91%
Investar Vision & Top Spectrum	51,613	$9.872113	$509,534	1.4%	3.33%	0.94%
Top Explorer	113,552	$7.845571	$890,882	1.3%	3.43%	0.95%
Oncore & Firstar Oncore Flex	68,077	$9.994066	$680,363	1.5%	3.23%	0.95%
Oncore & Firstar Oncore Value	147,886	$10.397621	$1,537,658	0.9%	3.84%	0.91%
Oncore & Firstar Oncore Premier	629,370	$10.060040	$6,331,497	1.4%	3.33%	0.97%
Oncore & Firstar Oncore Xtra	104,791	$10.060040	$1,054,205	1.4%	3.33%	0.97%

	1,334,120		$12,741,877

2003
Top I	14,297	$7.648142	$109,346	1.1%	22.64%	0.97%
Top Tradition	213,452	$7.648142	$1,632,511	1.1%	22.64%	1.11%
Top Plus	59,560	$7.711505	$459,296	0.9%	22.89%	1.07%
Investar Vision & Top Spectrum	66,624	$9.554088	$636,534	1.4%	22.28%	1.10%
Top Explorer	162,508	$7.585312	$1,232,672	1.3%	22.40%	1.11%
Oncore & Firstar Oncore Flex	87,186	$9.681675	$844,106	1.5%	22.16%	1.06%
Oncore & Firstar Oncore Value	247,172	$10.012904	$2,474,912	0.9%	22.89%	1.10%
Oncore & Firstar Oncore Premier	810,029	$9.735966	$7,886,412	1.4%	22.28%	1.09%
Oncore & Firstar Oncore Xtra	117,798	$9.735966	$1,146,879	1.4%	22.28%	1.09%

	1,778,626		$16,422,668

2002
Top I	23,137	$6.236113	$144,287	1.1%	-26.31%	0.87%
Top Tradition	250,428	$6.236113	$1,561,694	1.1%	-26.31%	0.86%
Top Plus	84,760	$6.275358	$531,899	0.9%	-26.17%	0.82%
Investar Vision & Top Spectrum	86,447	$7.813288	$675,436	1.4%	-26.53%	0.83%
Top Explorer	201,998	$6.197110	$1,251,802	1.3%	-26.46%	0.87%
Oncore & Firstar Oncore Flex	118,759	$7.925431	$941,213	1.5%	-26.60%	0.72%
Oncore & Firstar Oncore Value	321,826	$8.148162	$2,622,290	0.9%	-26.17%	0.85%
Oncore & Firstar Oncore Premier	1,039,628	$7.962021	$8,277,550	1.4%	-26.53%	0.83%
Oncore & Firstar Oncore Xtra	168,250	$7.962021	$1,339,607	1.4%	-26.53%	0.83%

	2,295,233		$17,345,778

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2006

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Janus Aspen Series — Institutional Shares: (continued)
Balanced Subaccount
2006
Top I	10,425	$13.168911	$137,284	1.1%	9.52%	1.90%
Top Tradition	194,791	$13.168911	$2,565,186	1.1%	9.52%	2.14%
Top Plus	47,516	$13.357027	$634,674	0.9%	9.73%	2.04%
Investar Vision & Top Spectrum	88,148	$17.484172	$1,541,201	1.4%	9.19%	1.95%
Top Explorer	81,791	$12.983695	$1,061,954	1.3%	9.30%	2.04%
Oncore & Firstar Oncore Flex	22,625	$16.859100	$381,434	1.5%	9.09%	2.02%
Oncore & Firstar Oncore Value	97,998	$17.748339	$1,739,309	0.9%	9.73%	1.99%
Oncore & Firstar Oncore Premier	600,965	$17.003708	$10,218,626	1.4%	9.19%	2.00%
Oncore & Firstar Oncore Xtra	55,094	$17.003708	$936,795	1.4%	9.19%	2.00%

	1,199,353		$19,216,463

2005
Top I	15,867	$12.024522	$190,795	1.1%	6.78%	2.14%
Top Tradition	222,441	$12.024522	$2,674,743	1.1%	6.78%	2.22%
Top Plus	65,259	$12.172221	$794,347	0.9%	6.99%	2.15%
Investar Vision & Top Spectrum	135,505	$16.012022	$2,169,708	1.4%	6.46%	2.15%
Top Explorer	110,233	$11.878778	$1,309,430	1.3%	6.57%	2.21%
Oncore & Firstar Oncore Flex	29,405	$15.454765	$454,451	1.5%	6.36%	1.86%
Oncore & Firstar Oncore Value	137,650	$16.174009	$2,226,356	0.9%	6.99%	2.21%
Oncore & Firstar Oncore Premier	887,368	$15.572016	$13,818,106	1.4%	6.46%	2.13%
Oncore & Firstar Oncore Xtra	78,788	$15.572016	$1,226,889	1.4%	6.46%	2.13%

	1,682,516		$24,864,825

2004
Top I	19,532	$11.261194	$219,949	1.1%	7.34%	2.24%
Top Tradition	260,603	$11.261194	$2,934,697	1.1%	7.34%	2.20%
Top Plus	104,122	$11.377016	$1,184,601	0.9%	7.56%	2.15%
Investar Vision & Top Spectrum	189,347	$15.039919	$2,847,761	1.4%	7.02%	2.10%
Top Explorer	133,548	$11.146615	$1,488,604	1.3%	7.13%	2.09%
Oncore & Firstar Oncore Flex	68,297	$14.530765	$992,413	1.5%	6.92%	2.08%
Oncore & Firstar Oncore Value	193,173	$15.117361	$2,920,272	0.9%	7.56%	2.06%
Oncore & Firstar Oncore Premier	1,270,762	$14.626630	$18,586,974	1.4%	7.02%	2.11%
Oncore & Firstar Oncore Xtra	100,225	$14.626630	$1,465,957	1.4%	7.02%	2.11%

	2,339,609		$32,641,228

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2006

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Janus Aspen Series — Institutional Shares: (continued)
Balanced Subaccount (continued)
2003
Top I	22,397	$10.490828	$234,963	1.1%	12.81%	2.07%
Top Tradition	303,570	$10.490828	$3,184,705	1.1%	12.81%	2.21%
Top Plus	132,623	$10.577712	$1,402,852	0.9%	13.03%	2.03%
Investar Vision & Top Spectrum	244,365	$14.052762	$3,434,007	1.4%	12.48%	2.17%
Top Explorer	177,315	$10.404689	$1,844,906	1.3%	12.59%	2.22%
Oncore & Firstar Oncore Flex	92,627	$13.590452	$1,258,843	1.5%	12.36%	2.16%
Oncore & Firstar Oncore Value	268,663	$14.055270	$3,776,128	0.9%	13.03%	2.10%
Oncore & Firstar Oncore Premier	1,615,730	$13.666613	$22,081,546	1.4%	12.48%	2.15%
Oncore & Firstar Oncore Xtra	133,989	$13.666613	$1,831,171	1.4%	12.48%	2.15%

	2,991,279		$39,049,121

2002
Top I	30,791	$9.299613	$286,346	1.1%	-7.46%	2.53%
Top Tradition	325,549	$9.299613	$3,027,481	1.1%	-7.46%	2.44%
Top Plus	198,509	$9.358103	$1,857,669	0.9%	-7.28%	2.43%
Investar Vision & Top Spectrum	291,172	$12.494084	$3,637,923	1.4%	-7.74%	2.31%
Top Explorer	200,267	$9.241501	$1,850,770	1.3%	-7.65%	2.44%
Oncore & Firstar Oncore Flex	115,864	$12.094948	$1,401,367	1.5%	-7.83%	2.33%
Oncore & Firstar Oncore Value	358,015	$12.434696	$4,451,811	0.9%	-7.28%	2.29%
Oncore & Firstar Oncore Premier	1,969,882	$12.150767	$23,935,571	1.4%	-7.74%	2.30%
Oncore & Firstar Oncore Xtra	176,260	$12.150767	$2,141,689	1.4%	-7.74%	2.30%

	3,666,309		$42,590,627

Legg Mason Partners Variable Portfolios I, Inc.:
All Cap Subaccount
2006
Top Tradition	2,542	$11.914775	$30,282	1.1%	16.83%	2.69%
Investar Vision & Top Spectrum	721	$11.874024	$8,563	1.4%	16.49%	4.97%
Top Explorer	797	$11.887605	$9,469	1.3%	16.60%	3.73%
Oncore Flex	8,316	$19.305866	$160,544	1.5%	16.37%	1.21%
Oncore & Firstar Oncore Value	108,570	$20.324063	$2,206,586	0.9%	17.06%	1.33%
Oncore & Firstar Oncore Premier	228,459	$19.471432	$4,448,453	1.4%	16.49%	1.41%
Oncore & Firstar Oncore Xtra	208,652	$19.471432	$4,062,747	1.4%	16.49%	1.41%
Oncore & Firstar Oncore Lite	287,659	$19.471432	$5,601,135	1.4%	16.49%	1.41%
Oncore Ultra	7,107	$19.471432	$138,379	1.4%	12.63%	1.41%	8/7/06

	852,823		$16,666,158

2005
Oncore Flex	11,000	$16.589881	$182,493	1.5%	2.51%	0.66%
Oncore & Firstar Oncore Value	114,467	$17.361907	$1,987,362	0.9%	3.12%	0.98%
Oncore & Firstar Oncore Premier	269,215	$16.715728	$4,500,121	1.4%	2.61%	0.87%
Oncore & Firstar Oncore Xtra	219,832	$16.715728	$3,674,657	1.4%	2.61%	0.87%
Oncore & Firstar Oncore Lite	229,856	$16.715728	$3,842,207	1.4%	2.61%	0.87%

	844,370		$14,186,840

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2006

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Legg Mason Partners Variable Portfolios I, Inc.: (continued)
All Cap Subaccount (continued)
2004
Oncore & Firstar Oncore Flex	21,872	$16.183237	$353,954	1.5%	6.71%	0.47%
Oncore & Firstar Oncore Value	93,302	$16.836502	$1,570,887	0.9%	7.34%	0.66%
Oncore & Firstar Oncore Premier	306,133	$16.289995	$4,986,912	1.4%	6.81%	0.54%
Oncore & Firstar Oncore Xtra	251,883	$16.289995	$4,103,173	1.4%	6.81%	0.54%
Oncore & Firstar Oncore Lite	172,705	$16.289995	$2,813,360	1.4%	6.81%	0.54%

	845,895		$13,828,286

2003
Oncore & Firstar Oncore Flex	26,439	$15.166107	$400,974	1.5%	36.98%	0.23%
Oncore & Firstar Oncore Value	67,026	$15.684793	$1,051,284	0.9%	37.79%	0.28%
Oncore & Firstar Oncore Premier	335,212	$15.251089	$5,112,352	1.4%	37.12%	0.27%
Oncore & Firstar Oncore Xtra	268,577	$15.251089	$4,096,098	1.4%	37.12%	0.27%
Oncore & Firstar Oncore Lite	143,157	$15.251089	$2,183,294	1.4%	37.12%	0.27%

	840,411		$12,844,002

2002
Oncore & Firstar Oncore Flex	49,079	$11.071684	$543,383	1.5%	-26.17%	0.43%
Oncore & Firstar Oncore Value	60,895	$11.382739	$693,149	0.9%	-25.73%	0.42%
Oncore & Firstar Oncore Premier	365,296	$11.122785	$4,063,117	1.4%	-26.09%	0.47%
Oncore & Firstar Oncore Xtra	250,504	$11.122785	$2,786,304	1.4%	-26.09%	0.47%
Oncore & Firstar Oncore Lite	113,837	$11.122785	$1,266,185	1.4%	-26.09%	0.47%

	839,611		$9,352,138

Total Return Subaccount
2006
Top Explorer	46	$11.361033	$524	1.3%	11.12%	5.27%
Oncore & Firstar Oncore Flex	9,037	$13.071370	$118,120	1.5%	10.90%	2.13%
Oncore & Firstar Oncore Value	33,468	$13.760823	$460,551	0.9%	11.56%	1.71%
Oncore & Firstar Oncore Premier	180,481	$13.183505	$2,379,368	1.4%	11.01%	2.05%
Oncore & Firstar Oncore Xtra	212,123	$13.183505	$2,796,527	1.4%	11.01%	2.05%
Oncore & Firstar Oncore Lite	88,219	$13.183505	$1,163,039	1.4%	11.01%	2.05%
Oncore Ultra	1,546	$13.183505	$20,381	1.4%	8.78%	2.05%	8/7/06

	524,920		$6,938,510

2005
Oncore & Firstar Oncore Flex	9,120	$11.786214	$107,494	1.5%	1.79%	1.77%
Oncore & Firstar Oncore Value	39,870	$12.334736	$491,789	0.9%	2.40%	1.88%
Oncore & Firstar Oncore Premier	211,646	$11.875653	$2,513,439	1.4%	1.89%	1.89%
Oncore & Firstar Oncore Xtra	221,490	$11.875653	$2,630,335	1.4%	1.89%	1.89%
Oncore & Firstar Oncore Lite	105,204	$11.875653	$1,249,364	1.4%	1.89%	1.89%

	587,330		$6,992,421

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2006

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Legg Mason Partners Variable Portfolios I, Inc.: (continued)
Total Return Subaccount (continued)
2004
Oncore & Firstar Oncore Flex	12,141	$11.578627	$140,580	1.5%	7.13%	1.78%
Oncore & Firstar Oncore Value	49,135	$12.046054	$591,878	0.9%	7.77%	1.80%
Oncore & Firstar Oncore Premier	252,002	$11.655037	$2,937,089	1.4%	7.23%	1.92%
Oncore & Firstar Oncore Xtra	245,292	$11.655037	$2,858,891	1.4%	7.23%	1.92%
Oncore & Firstar Oncore Lite	100,671	$11.655037	$1,173,324	1.4%	7.23%	1.92%

	659,241		$7,701,762

2003
Oncore & Firstar Oncore Flex	13,053	$10.808286	$141,079	1.5%	14.20%	1.66%
Oncore & Firstar Oncore Value	51,447	$11.177969	$575,077	0.9%	14.88%	1.60%
Oncore & Firstar Oncore Premier	301,022	$10.868872	$3,271,760	1.4%	14.32%	1.75%
Oncore & Firstar Oncore Xtra	253,603	$10.868872	$2,756,380	1.4%	14.32%	1.75%
Oncore & Firstar Oncore Lite	36,394	$10.868872	$395,567	1.4%	14.32%	1.75%

	655,519		$7,139,863

2002
Oncore & Firstar Oncore Flex	16,555	$9.464057	$156,680	1.5%	-8.24%	1.39%
Oncore & Firstar Oncore Value	55,689	$9.729919	$541,846	0.9%	-7.70%	1.51%
Oncore & Firstar Oncore Premier	275,575	$9.507740	$2,620,094	1.4%	-8.15%	1.63%
Oncore & Firstar Oncore Xtra	218,416	$9.507740	$2,076,644	1.4%	-8.15%	1.63%
Oncore & Firstar Oncore Lite	17,231	$9.507740	$163,829	1.4%	-8.15%	1.63%

	583,466		$5,559,093

Investors Subaccount
2006
Top Explorer	240	$11.977407	$2,871	1.3%	16.75%	3.72%
Oncore & Firstar Oncore Flex	19,491	$15.695883	$305,923	1.5%	16.52%	1.60%
Oncore & Firstar Oncore Value	51,661	$16.523729	$853,627	0.9%	17.21%	1.68%
Oncore & Firstar Oncore Premier	168,033	$15.830515	$2,660,059	1.4%	16.63%	1.71%
Oncore & Firstar Oncore Xtra	105,110	$15.830515	$1,663,943	1.4%	16.63%	1.71%
Oncore & Firstar Oncore Lite	94,054	$15.830515	$1,488,930	1.4%	16.63%	1.71%
Oncore Ultra	2,259	$15.830515	$35,755	1.4%	11.13%	1.71%	8/7/06

	440,848		$7,011,108

2005
Oncore & Firstar Oncore Flex	22,993	$13.470984	$309,732	1.5%	4.96%	0.75%
Oncore & Firstar Oncore Value	52,860	$14.097887	$745,210	0.9%	5.58%	1.17%
Oncore & Firstar Oncore Premier	167,895	$13.573192	$2,278,865	1.4%	5.06%	1.22%
Oncore & Firstar Oncore Xtra	121,680	$13.573192	$1,651,590	1.4%	5.06%	1.22%
Oncore Lite	72,239	$13.573192	$980,520	1.4%	5.06%	1.22%

	437,667		$5,965,917

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2006

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Legg Mason Partners Variable Portfolios I, Inc.: (continued)
Investors Subaccount (continued)
2004
Oncore & Firstar Oncore Flex	54,406	$12.834716	$698,287	1.5%	8.74%	1.38%
Oncore & Firstar Oncore Value	59,379	$13.352844	$792,875	0.9%	9.39%	1.56%
Oncore & Firstar Oncore Premier	170,824	$12.919400	$2,206,953	1.4%	8.85%	1.44%
Oncore & Firstar Oncore Xtra	147,871	$12.919400	$1,910,399	1.4%	8.85%	1.44%
Oncore & Firstar Oncore Lite	55,853	$12.919400	$721,588	1.4%	8.85%	1.44%

	488,333		$6,330,102

2003
Oncore & Firstar Oncore Flex	60,640	$11.803030	$715,735	1.5%	30.38%	1.81%
Oncore & Firstar Oncore Value	54,924	$12.206734	$670,437	0.9%	31.15%	1.48%
Oncore & Firstar Oncore Premier	184,492	$11.869178	$2,189,772	1.4%	30.51%	1.47%
Oncore & Firstar Oncore Xtra	125,056	$11.869178	$1,484,313	1.4%	30.51%	1.47%
Oncore Lite	55,417	$11.869178	$657,756	1.4%	30.51%	1.47%

	480,529		$5,718,013

2002
Oncore & Firstar Oncore Flex	71,598	$9.053003	$648,180	1.5%	-24.19%	1.18%
Oncore & Firstar Oncore Value	50,000	$9.307368	$465,371	0.9%	-23.74%	1.37%
Oncore & Firstar Oncore Premier	234,005	$9.094795	$2,128,222	1.4%	-24.11%	1.33%
Oncore & Firstar Oncore Xtra	106,559	$9.094795	$969,133	1.4%	-24.11%	1.33%
Oncore Lite	45,433	$9.094795	$413,200	1.4%	-24.11%	1.33%

	507,595		$4,624,106

Wells Fargo Advantage Variable Trust Funds (note 4):
Opportunity Subaccount
2006
Top I	1,836	$15.224915	$27,951	1.1%	11.00%	0.00%
Top Tradition	45,107	$15.224915	$686,746	1.1%	11.00%	0.00%
Top Plus	10,941	$15.442373	$168,957	0.9%	11.22%	0.00%
Investar Vision & Top Spectrum	2,670	$16.964296	$45,290	1.4%	10.67%	0.00%
Top Explorer	26,544	$15.010818	$398,443	1.3%	10.78%	0.00%
Oncore & Firstar Oncore Flex	5,072	$16.820036	$85,318	1.5%	10.56%	0.00%
Oncore & Firstar Oncore Value	132,856	$17.707195	$2,352,502	0.9%	11.22%	0.00%
Oncore & Firstar Oncore Premier	277,236	$16.964296	$4,703,134	1.4%	10.67%	0.00%
Oncore & Firstar Oncore Xtra	374,629	$16.964296	$6,355,317	1.4%	10.67%	0.00%
Oncore & Firstar Oncore Lite	73,210	$16.964296	$1,241,949	1.4%	10.67%	0.00%

	950,101		$16,065,607

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2006

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Wells Fargo Advantage Variable Trust Funds (note 4): (continued)
Opportunity Subaccount (continued)
2005
Top I	3,214	$13.716021	$44,083	1.1%	6.71%	0.00%
Top Tradition	46,503	$13.716021	$637,831	1.1%	6.71%	0.00%
Top Plus	12,755	$13.884465	$177,090	0.9%	6.92%	0.00%
Investar Vision & Top Spectrum	4,622	$15.328247	$70,854	1.4%	6.40%	0.00%
Top Explorer	33,232	$13.549801	$450,281	1.3%	6.50%	0.00%
Oncore & Firstar Oncore Flex	16,360	$15.212835	$248,879	1.5%	6.29%	0.00%
Oncore & Firstar Oncore Value	155,307	$15.920809	$2,472,618	0.9%	6.92%	0.00%
Oncore & Firstar Oncore Premier	339,865	$15.328247	$5,209,540	1.4%	6.40%	0.00%
Oncore & Firstar Oncore Xtra	435,281	$15.328247	$6,672,090	1.4%	6.40%	0.00%
Oncore & Firstar Oncore Lite	108,801	$15.328247	$1,667,744	1.4%	6.40%	0.00%

	1,155,940		$17,651,010

2004
Top I	3,842	$12.853057	$49,381	1.1%	16.93%	0.00%
Top Tradition	53,542	$12.853057	$688,176	1.1%	16.93%	0.00%
Top Plus	20,696	$12.985241	$268,747	0.9%	17.16%	0.00%
Investar Vision & Top Spectrum	6,383	$14.406341	$91,954	1.4%	16.58%	0.00%
Top Explorer	43,658	$12.722318	$555,435	1.3%	16.70%	0.00%
Oncore & Firstar Oncore Flex	23,707	$14.311919	$339,290	1.5%	16.47%	0.00%
Oncore & Firstar Oncore Value	183,977	$14.889703	$2,739,361	0.9%	17.16%	0.00%
Oncore & Firstar Oncore Premier	428,808	$14.406341	$6,177,548	1.4%	16.58%	0.00%
Oncore & Firstar Oncore Xtra	513,308	$14.406341	$7,394,885	1.4%	16.58%	0.00%
Oncore & Firstar Oncore Lite	156,244	$14.406341	$2,250,910	1.4%	16.58%	0.00%

	1,434,165		$20,555,687

2003
Top I	3,670	$10.992008	$40,346	1.1%	35.52%	0.05%
Top Tradition	65,730	$10.992008	$722,501	1.1%	35.52%	0.08%
Top Plus	31,462	$11.083042	$348,692	0.9%	35.79%	0.09%
Investar Vision & Top Spectrum	6,973	$12.357050	$86,164	1.4%	35.12%	0.08%
Top Explorer	56,933	$10.901773	$620,670	1.3%	35.25%	0.08%
Oncore & Firstar Oncore Flex	27,067	$12.288188	$332,600	1.5%	34.98%	0.07%
Oncore & Firstar Oncore Value	212,892	$12.708516	$2,705,540	0.9%	35.79%	0.08%
Oncore & Firstar Oncore Premier	583,589	$12.357050	$7,211,452	1.4%	35.12%	0.08%
Oncore & Firstar Oncore Xtra	554,398	$12.357050	$6,850,725	1.4%	35.12%	0.08%
Oncore & Firstar Oncore Lite	270,449	$12.357050	$3,341,952	1.4%	35.12%	0.08%

	1,813,163		$22,260,642

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2006

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Wells Fargo Advantage Variable Trust Funds (note 4): (continued)
Opportunity Subaccount (continued)
2002
Top I	7,767	$8.111148	$62,998	1.1%	-27.62%	0.39%
Top Tradition	64,592	$8.111148	$523,914	1.1%	-27.62%	0.43%
Top Plus	28,890	$8.162179	$235,807	0.9%	-27.47%	0.44%
Investar Vision & Top Spectrum	7,451	$9.145475	$68,144	1.4%	-27.83%	0.40%
Top Explorer	52,049	$8.060463	$419,540	1.3%	-27.76%	0.43%
Oncore & Firstar Oncore Flex	38,242	$9.103468	$348,130	1.5%	-27.90%	0.39%
Oncore & Firstar Oncore Value	225,389	$9.359256	$2,109,472	0.9%	-27.47%	0.43%
Oncore & Firstar Oncore Premier	613,606	$9.145475	$5,611,716	1.4%	-27.83%	0.40%
Oncore & Firstar Oncore Xtra	596,327	$9.145475	$5,453,697	1.4%	-27.83%	0.40%
Oncore & Firstar Oncore Lite	241,758	$9.145475	$2,210,991	1.4%	-27.83%	0.40%

	1,876,071		$17,044,409

Small/Mid Cap Value Subaccount
2006
Top Tradition	4,439	$17.904314	$79,479	1.1%	14.47%	0.00%
Top Plus	4,561	$18.160118	$82,837	0.9%	14.69%	0.00%
Top Spectrum	769	$15.341971	$11,799	1.4%	14.13%	0.00%
Top Explorer	1,858	$17.652508	$32,797	1.3%	14.24%	0.00%
Oncore & Firstar Oncore Flex	4,771	$15.211488	$72,568	1.5%	14.02%	0.00%
Oncore & Firstar Oncore Value	5,515	$16.014007	$88,317	0.9%	14.69%	0.00%
Oncore & Firstar Oncore Premier	37,401	$15.341971	$573,813	1.4%	14.13%	0.00%
Oncore & Firstar Oncore Xtra	33,059	$15.341971	$507,186	1.4%	14.13%	0.00%

	92,373		$1,448,796

2005
Top I	616	$15.641554	$9,637	1.1%	15.24%	0.36%
Top Tradition	5,635	$15.641554	$88,136	1.1%	15.24%	0.36%
Top Plus	5,600	$15.833700	$88,665	0.9%	15.47%	0.36%
Top Spectrum	2,057	$13.442715	$27,646	1.4%	14.90%	0.00%
Top Explorer	2,976	$15.451988	$45,980	1.3%	15.01%	0.37%
Oncore & Firstar Oncore Flex	2,985	$13.341494	$39,819	1.5%	14.78%	0.77%
Oncore & Firstar Oncore Value	7,453	$13.962519	$104,059	0.9%	15.47%	0.42%
Oncore & Firstar Oncore Premier	48,531	$13.442715	$652,394	1.4%	14.90%	0.37%
Oncore & Firstar Oncore Xtra	39,288	$13.442715	$528,158	1.4%	14.90%	0.37%

	115,141		$1,584,494

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2006

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Wells Fargo Advantage Variable Trust Funds (note 4): (continued)
Small/Mid Cap Value Subaccount (continued)
2004
Top I	617	$13.573321	$8,368	1.1%	15.49%	0.00%
Top Tradition	5,182	$13.573321	$70,343	1.1%	15.49%	0.00%
Top Plus	5,600	$13.712955	$76,789	0.9%	15.72%	0.00%
Top Explorer	3,320	$13.435239	$44,609	1.3%	15.26%	0.00%
Oncore & Firstar Oncore Flex	9,933	$11.623051	$115,448	1.5%	15.04%	0.00%
Oncore & Firstar Oncore Value	6,857	$12.092388	$82,920	0.9%	15.72%	0.00%
Oncore & Firstar Oncore Premier	50,453	$11.699730	$590,289	1.4%	15.15%	0.00%
Oncore & Firstar Oncore Xtra	38,234	$11.699730	$447,330	1.4%	15.15%	0.00%

	120,196		$1,436,096

2003
Top I	617	$11.752588	$7,252	1.1%	36.89%	0.11%
Top Tradition	9,480	$11.752588	$111,412	1.1%	36.89%	0.12%
Top Plus	7,179	$11.849948	$85,067	0.9%	37.16%	0.10%
Top Explorer	3,416	$11.656107	$39,817	1.3%	36.62%	0.12%
Oncore & Firstar Oncore Flex	10,577	$10.103864	$106,864	1.5%	36.35%	0.11%
Oncore & Firstar Oncore Value	8,927	$10.449547	$93,284	0.9%	37.16%	0.12%
Oncore & Firstar Oncore Premier	72,909	$10.160486	$740,795	1.4%	36.49%	0.10%
Oncore & Firstar Oncore Xtra	42,608	$10.160486	$432,918	1.4%	36.49%	0.10%

	155,713		$1,617,409

2002
Top I	618	$8.585353	$5,303	1.1%	-24.00%	0.46%
Top Tradition	9,258	$8.585353	$79,486	1.1%	-24.00%	0.37%
Top Plus	8,155	$8.639387	$70,457	0.9%	-23.85%	0.44%
Top Explorer	2,955	$8.531704	$25,214	1.3%	-24.15%	0.10%
Oncore & Firstar Oncore Flex	10,619	$7.410125	$78,686	1.5%	-24.30%	0.46%
Oncore & Firstar Oncore Value	8,108	$7.618396	$61,770	0.9%	-23.85%	0.43%
Oncore & Firstar Oncore Premier	85,631	$7.444322	$637,464	1.4%	-24.22%	0.37%
Oncore & Firstar Oncore Xtra	52,316	$7.444322	$389,456	1.4%	-24.22%	0.37%

	177,660		$1,347,836

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2006

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Wells Fargo Advantage Variable Trust Funds (note 4): (continued)
Discovery Subaccount
2006
Top I	2,230	$8.852076	$19,741	1.1%	13.40%	0.00%
Top Tradition	87,808	$8.852076	$777,279	1.1%	13.40%	0.00%
Top Plus	11,293	$8.978672	$101,400	0.9%	13.62%	0.00%
Investar Vision & Top Spectrum	3,222	$14.488069	$46,676	1.4%	13.07%	0.00%
Top Explorer	55,271	$8.727454	$482,373	1.3%	13.18%	0.00%
Oncore & Firstar Oncore Flex	12,397	$14.364727	$178,084	1.5%	12.95%	0.00%
Oncore & Firstar Oncore Value	103,607	$15.122863	$1,566,830	0.9%	13.62%	0.00%
Oncore & Firstar Oncore Premier	487,060	$14.488069	$7,056,575	1.4%	13.07%	0.00%
Oncore & Firstar Oncore Xtra	345,829	$14.488069	$5,010,395	1.4%	13.07%	0.00%
Oncore & Firstar Oncore Lite	22,948	$14.488069	$332,468	1.4%	13.07%	0.00%

	1,131,665		$15,571,821

2005
Top I	2,472	$7.806074	$19,297	1.1%	14.91%	0.00%	4/8/05
Top Tradition	93,265	$7.806074	$728,035	1.1%	14.91%	0.00%	4/8/05
Top Plus	11,311	$7.902076	$89,378	0.9%	15.08%	0.00%	4/8/05
Investar Vision & Top Spectrum	5,091	$12.813905	$65,238	1.4%	14.67%	0.00%	4/8/05
Top Explorer	69,987	$7.711352	$539,698	1.3%	14.75%	0.00%	4/8/05
Oncore & Firstar Oncore Flex	15,286	$12.717314	$194,393	1.5%	14.58%	0.00%	4/8/05
Oncore & Firstar Oncore Value	198,475	$13.309549	$2,641,610	0.9%	15.08%	0.00%	4/8/05
Oncore & Firstar Oncore Premier	667,544	$12.813905	$8,553,847	1.4%	14.67%	0.00%	4/8/05
Oncore & Firstar Oncore Xtra	412,846	$12.813905	$5,290,164	1.4%	14.67%	0.00%	4/8/05
Oncore & Firstar Oncore Lite	26,572	$12.813905	$340,489	1.4%	14.67%	0.00%	4/8/05

	1,502,849		$18,462,149

Strong Variable Insurance Funds, Inc. (note 4):
Mid-Cap Growth II Subaccount
2004
Top I	2,702	$7.200348	$19,454	1.1%	17.86%	0.00%
Top Tradition	114,311	$7.200348	$823,079	1.1%	17.86%	0.00%
Top Plus	13,515	$7.274512	$98,313	0.9%	18.09%	0.00%
Investar Vision & Top Spectrum	9,754	$11.854554	$115,629	1.4%	17.51%	0.00%
Top Explorer	86,079	$7.127003	$613,486	1.3%	17.62%	0.00%
Oncore & Firstar Oncore Flex	21,336	$11.776774	$251,275	1.5%	17.39%	0.00%
Oncore & Firstar Oncore Value	238,314	$12.252554	$2,919,953	0.9%	18.09%	0.00%
Oncore & Firstar Oncore Premier	803,840	$11.854554	$9,529,168	1.4%	17.51%	0.00%
Oncore & Firstar Oncore Xtra	484,841	$11.854554	$5,747,576	1.4%	17.51%	0.00%
Oncore & Firstar Oncore Lite	70,268	$11.854554	$832,997	1.4%	17.51%	0.00%

	1,844,960		$20,950,930

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2006

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Strong Variable Insurance Funds, Inc. (note 4): (continued)
Mid-Cap Growth II Subaccount (continued)
2003
Top I	2,834	$6.109458	$17,317	1.1%	32.75%	0.00%
Top Tradition	136,978	$6.109458	$836,859	1.1%	32.75%	0.00%
Top Plus	24,446	$6.160144	$150,593	0.9%	33.02%	0.00%
Investar Vision & Top Spectrum	9,422	$10.088450	$95,057	1.4%	32.36%	0.00%
Top Explorer	110,618	$6.059228	$670,262	1.3%	32.49%	0.00%
Oncore & Firstar Oncore Flex	28,993	$10.032151	$290,858	1.5%	32.23%	0.00%
Oncore & Firstar Oncore Value	284,194	$10.375611	$2,948,686	0.9%	33.02%	0.00%
Oncore & Firstar Oncore Premier	991,015	$10.088450	$9,997,796	1.4%	32.36%	0.00%
Oncore & Firstar Oncore Xtra	590,657	$10.088450	$5,958,818	1.4%	32.36%	0.00%
Oncore & Firstar Oncore Lite	139,017	$10.088450	$1,402,464	1.4%	32.36%	0.00%

	2,318,174		$22,368,710

2002
Top I	1,699	$4.602057	$7,819	1.1%	-38.23%	0.00%
Top Tradition	131,912	$4.602057	$607,065	1.1%	-38.23%	0.00%
Top Plus	32,322	$4.631070	$149,685	0.9%	-38.10%	0.00%
Investar Vision & Top Spectrum	9,488	$7.621828	$72,317	1.4%	-38.41%	0.00%
Top Explorer	114,697	$4.573237	$524,538	1.3%	-38.35%	0.00%
Oncore & Firstar Oncore Flex	46,933	$7.586758	$356,067	1.5%	-38.47%	0.00%
Oncore & Firstar Oncore Value	303,965	$7.800175	$2,370,983	0.9%	-38.10%	0.00%
Oncore & Firstar Oncore Premier	1,100,189	$7.621828	$8,385,453	1.4%	-38.41%	0.00%
Oncore & Firstar Oncore Xtra	626,229	$7.621828	$4,773,008	1.4%	-38.41%	0.00%
Oncore & Firstar Oncore Lite	130,895	$7.621828	$997,660	1.4%	-38.41%	0.00%

	2,498,329		$18,244,595

Van Kampen Universal Institutional Funds — Class I:
Core Plus Fixed Income Subaccount
2006
Oncore Flex	8,998	$14.031191	$126,254	1.5%	2.20%	4.00%
Oncore & Firstar Oncore Value	17,925	$14.771299	$264,778	0.9%	2.81%	3.91%
Oncore & Firstar Oncore Premier	115,939	$14.151586	$1,640,718	1.4%	2.30%	3.94%
Oncore & Firstar Oncore Xtra	57,050	$14.151586	$807,347	1.4%	2.30%	3.94%

	199,912		$2,839,097

2005
Oncore Flex	8,349	$13.728861	$114,626	1.5%	2.68%	2.37%
Oncore & Firstar Oncore Value	29,160	$14.367804	$418,971	0.9%	3.29%	3.20%
Oncore & Firstar Oncore Premier	150,167	$13.833055	$2,077,274	1.4%	2.78%	3.54%
Oncore & Firstar Oncore Xtra	60,855	$13.833055	$841,801	1.4%	2.78%	3.54%

	248,531		$3,452,672

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2006

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Van Kampen Universal Institutional Funds — Class I: (continued)
Core Plus Fixed Income Subaccount (continued)
2004
Oncore Flex	22,850	$13.370815	$305,526	1.5%	2.82%	3.77%
Oncore & Firstar Oncore Value	29,175	$13.910580	$405,846	0.9%	3.43%	3.83%
Oncore & Firstar Oncore Premier	225,980	$13.459054	$3,041,468	1.4%	2.92%	3.81%
Oncore & Firstar Oncore Xtra	52,236	$13.459054	$703,047	1.4%	2.92%	3.81%

	330,241		$4,455,887

2003
Oncore Flex	24,259	$13.004005	$315,465	1.5%	3.09%	0.06%
Oncore & Firstar Oncore Value	32,204	$13.448755	$433,100	0.9%	3.71%	0.06%
Oncore & Firstar Oncore Premier	251,670	$13.076897	$3,291,073	1.4%	3.19%	0.06%
Oncore Xtra	50,161	$13.076897	$655,949	1.4%	3.19%	0.06%

	358,294		$4,695,587

2002
Oncore Flex	27,114	$12.614010	$342,013	1.5%	5.74%	3.57%
Oncore & Firstar Oncore Value	42,121	$12.968279	$546,239	0.9%	6.37%	3.36%
Oncore & Firstar Oncore Premier	284,568	$12.672219	$3,606,106	1.4%	5.84%	3.42%
Oncore & Firstar Oncore Xtra	3,142	$12.672219	$39,820	1.4%	5.84%	3.42%

	356,945		$4,534,178

U.S. Real Estate Subaccount
2006
Top I	3,701	$40.127029	$148,492	1.1%	36.55%	0.79%
Top Tradition	55,869	$40.127029	$2,241,851	1.1%	36.55%	1.12%
Top Plus	21,274	$40.699934	$865,841	0.9%	36.82%	1.10%
Investar Vision & Top Spectrum	6,690	$33.652510	$225,142	1.4%	36.15%	1.27%
Top Explorer	25,498	$39.563131	$1,008,772	1.3%	36.28%	1.12%
Oncore & Firstar Oncore Flex	7,278	$33.366495	$242,845	1.5%	36.01%	1.16%
Oncore & Firstar Oncore Value	64,971	$35.125765	$2,282,162	0.9%	36.82%	1.08%
Oncore & Firstar Oncore Premier	112,572	$33.652510	$3,788,352	1.4%	36.15%	1.08%
Oncore & Firstar Oncore Xtra	266,316	$33.652510	$8,962,185	1.4%	36.15%	1.08%

	564,169		$19,765,642

2005
Top I	2,072	$29.386693	$60,886	1.1%	15.78%	0.79%
Top Tradition	47,166	$29.386693	$1,386,054	1.1%	15.78%	1.17%
Top Plus	21,233	$29.747497	$631,626	0.9%	16.01%	1.16%
Investar Vision & Top Spectrum	3,390	$24.717979	$83,784	1.4%	15.44%	1.19%
Top Explorer	23,831	$29.030792	$691,839	1.3%	15.55%	1.17%
Oncore & Firstar Oncore Flex	7,392	$24.531963	$181,331	1.5%	15.33%	0.96%
Oncore & Firstar Oncore Value	65,805	$25.673351	$1,689,442	0.9%	16.01%	1.18%
Oncore & Firstar Oncore Premier	121,775	$24.717979	$3,010,034	1.4%	15.44%	1.19%
Oncore & Firstar Oncore Xtra	232,734	$24.717979	$5,752,735	1.4%	15.44%	1.19%

	525,398		$13,487,731

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2006

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Van Kampen Universal Institutional Funds — Class I: (continued)
U.S. Real Estate Subaccount (continued)
2004
Top I	7,435	$25.381114	$188,715	1.1%	34.91%	1.15%
Top Tradition	33,230	$25.381114	$843,421	1.1%	34.91%	1.56%
Top Plus	14,291	$25.642046	$366,459	0.9%	35.18%	1.56%
Investar Vision & Top Spectrum	5,660	$21.411919	$121,195	1.4%	34.51%	1.60%
Top Explorer	20,125	$25.123131	$505,595	1.3%	34.64%	1.45%
Oncore & Firstar Oncore Flex	5,499	$21.271668	$116,963	1.5%	34.37%	1.73%
Oncore & Firstar Oncore Value	46,568	$22.130175	$1,030,562	0.9%	35.18%	1.70%
Oncore & Firstar Oncore Premier	105,473	$21.411919	$2,258,371	1.4%	34.51%	1.60%
Oncore & Firstar Oncore Xtra	186,966	$21.411919	$4,003,292	1.4%	34.51%	1.60%

	425,247		$9,434,573

2003
Top I	1,089	$18.813690	$20,481	1.1%	36.02%	0.00%
Top Tradition	22,541	$18.813690	$424,077	1.1%	36.02%	0.00%
Top Plus	12,211	$18.969437	$231,635	0.9%	36.29%	0.00%
Top Spectrum	771	$15.918756	$12,279	1.4%	35.61%	0.00%
Top Explorer	13,271	$18.659388	$247,624	1.3%	35.75%	0.00%
Oncore & Firstar Oncore Flex	6,045	$15.830110	$95,694	1.5%	35.48%	0.00%
Oncore & Firstar Oncore Value	31,222	$16.371443	$511,144	0.9%	36.29%	0.00%
Oncore & Firstar Oncore Premier	65,997	$15.918756	$1,050,609	1.4%	35.61%	0.00%
Oncore & Firstar Oncore Xtra	64,769	$15.918756	$1,031,037	1.4%	35.61%	0.00%

	217,916		$3,624,580

2002
Top I	1,779	$13.831866	$24,607	1.1%	-1.87%	9.58%
Top Tradition	15,072	$13.831866	$208,477	1.1%	-1.87%	3.09%
Top Plus	1,996	$13.918838	$27,778	0.9%	-1.67%	3.77%
Top Spectrum	391	$11.738222	$4,594	1.4%	-2.16%	23.74%
Top Explorer	2,402	$13.745536	$33,011	1.3%	-2.06%	1.99%
Oncore & Firstar Oncore Flex	4,405	$11.684341	$51,468	1.5%	-2.25%	3.02%
Oncore & Firstar Oncore Value	12,813	$12.012559	$153,920	0.9%	-1.67%	2.80%
Oncore & Firstar Oncore Premier	45,545	$11.738222	$534,621	1.4%	-2.16%	23.74%
Oncore Xtra	1,277,332	$11.738222	$14,993,603	1.4%	-2.16%	23.74%

	1,361,735		$16,032,079

Value Subaccount
2006
Oncore Flex	2,071	$14.723179	$30,495	1.5%	15.17%	1.74%
Oncore Value	4,706	$15.499710	$72,943	0.9%	15.85%	1.63%
Oncore & Firstar Oncore Premier	35,333	$14.849503	$524,680	1.4%	15.28%	1.75%
Oncore Xtra	8,583	$14.849503	$127,446	1.4%	15.28%	1.75%

	50,693		$755,564

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2006

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Van Kampen Universal Institutional Funds — Class I: (continued)
Value Subaccount (continued)
2005
Oncore Flex	2,090	$12.784100	$26,717	1.5%	3.02%	1.32%
Oncore Value	7,853	$13.379018	$105,064	0.9%	3.63%	1.36%
Oncore & Firstar Oncore Premier	43,346	$12.881115	$558,345	1.4%	3.12%	1.43%
Oncore Xtra	9,122	$12.881115	$117,511	1.4%	3.12%	1.43%

	62,411		$807,637

2004
Oncore Flex	2,151	$12.409098	$26,694	1.5%	16.09%	1.07%
Oncore Value	9,265	$12.910013	$119,605	0.9%	16.78%	1.19%
Oncore & Firstar Oncore Premier	67,253	$12.490986	$840,064	1.4%	16.20%	0.98%
Oncore Xtra	9,929	$12.490986	$124,018	1.4%	16.20%	0.98%

	88,598		$1,110,381

2003
Oncore Flex	3,746	$10.689314	$40,040	1.5%	32.10%	0.00%
Oncore Value	10,715	$11.054926	$118,456	0.9%	32.88%	0.00%
Oncore & Firstar Oncore Premier	69,251	$10.749233	$744,395	1.4%	32.23%	0.00%
Oncore Xtra	10,177	$10.749233	$109,394	1.4%	32.23%	0.00%

	93,889		$1,012,285

2002
Oncore Flex	3,716	$8.091822	$30,069	1.5%	-23.31%	0.82%
Oncore Value	8,393	$8.319174	$69,823	0.9%	-22.85%	0.58%
Oncore & Firstar Oncore Premier	74,364	$8.129174	$604,520	1.4%	-23.23%	0.92%
Oncore Xtra	14,377	$8.129174	$116,874	1.4%	-23.23%	0.92%

	100,850		$821,286

Emerging Markets Debt Subaccount
2006
Oncore & Firstar Oncore Premier	6,672	$18.239902	$121,684	1.4%	9.28%	8.89%
Oncore Xtra	1,207	$18.239902	$22,024	1.4%	9.28%	8.89%

	7,879		$143,708

2005
Oncore & Firstar Oncore Value	1,839	$17.336039	$31,873	0.9%	11.25%	8.20%
Oncore & Firstar Oncore Premier	9,624	$16.690775	$160,631	1.4%	10.71%	7.75%
Oncore Xtra	1,308	$16.690775	$21,843	1.4%	10.71%	7.75%

	12,771		$214,347

2004
Oncore & Firstar Oncore Value	2,238	$15.582645	$34,870	0.9%	9.08%	10.57%
Oncore & Firstar Oncore Premier	9,807	$15.076787	$147,857	1.4%	8.54%	6.88%
Oncore Xtra	1,317	$15.076787	$19,863	1.4%	8.54%	6.88%

	13,362		$202,590

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2006

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Van Kampen Universal Institutional Funds — Class I: (continued)
Emerging Markets Debt Subaccount (continued)
2003
Oncore & Firstar Oncore Value	527	$14.285833	$7,535	0.9%	26.72%	0.00%
Oncore & Firstar Oncore Premier	11,156	$13.890773	$154,958	1.4%	26.10%	0.00%
Oncore Xtra	1,426	$13.890773	$19,804	1.4%	26.10%	0.00%

	13,109		$182,297

2002
Oncore & Firstar Oncore Value	4,551	$11.273140	$51,308	0.9%	8.25%	6.62%
Oncore & Firstar Oncore Premier	11,716	$11.015680	$129,059	1.4%	7.71%	7.28%
Oncore Xtra	2,122	$11.015680	$23,373	1.4%	7.71%	7.28%

	18,389		$203,740

Goldman Sachs Variable Insurance Trust:
Growth & Income Subaccount
2006
Top I	1,532	$14.033192	$21,493	1.1%	21.30%	1.24%
Top Tradition	41,091	$14.033192	$576,640	1.1%	21.30%	2.00%
Top Plus	16,084	$14.233629	$228,927	0.9%	21.54%	2.56%
Investar Vision & Top Spectrum	9,002	$12.038372	$108,372	1.4%	20.94%	1.49%
Top Explorer	42,734	$13.835818	$591,254	1.3%	21.06%	2.01%
Oncore & Firstar Oncore Flex	53,116	$11.935977	$633,986	1.5%	20.82%	2.59%
Oncore & Firstar Oncore Value	1,957,580	$12.565600	$24,598,171	0.9%	21.54%	2.31%
Oncore & Firstar Oncore Premier	2,627,414	$12.038372	$31,629,793	1.4%	20.94%	2.28%
Oncore & Firstar Oncore Xtra	2,336,040	$12.038372	$28,122,121	1.4%	20.94%	2.28%
Oncore & Firstar Oncore Lite	4,505,669	$12.038372	$54,240,924	1.4%	20.94%	2.28%
Oncore Ultra	130,012	$12.038372	$1,565,133	1.4%	10.60%	2.28%	8/7/06

	11,720,274		$142,316,814

2005
Top I	2,285	$11.568970	$26,440	1.1%	2.80%	1.46%
Top Tradition	30,489	$11.568970	$352,722	1.1%	2.80%	1.96%
Top Plus	6,965	$11.711069	$81,563	0.9%	3.00%	2.13%
Investar Vision & Top Spectrum	14,087	$9.953801	$140,217	1.4%	2.50%	2.29%
Top Explorer	39,972	$11.428733	$456,830	1.3%	2.60%	1.77%
Oncore & Firstar Oncore Flex	33,261	$9.878831	$328,581	1.5%	2.40%	1.70%
Oncore & Firstar Oncore Value	1,006,064	$10.338651	$10,401,340	0.9%	3.00%	2.64%
Oncore & Firstar Oncore Premier	1,611,015	$9.953801	$16,035,723	1.4%	2.50%	2.29%
Oncore & Firstar Oncore Xtra	1,431,110	$9.953801	$14,244,987	1.4%	2.50%	2.29%
Oncore & Firstar Oncore Lite	2,219,378	$9.953801	$22,091,250	1.4%	2.50%	2.29%

	6,394,626		$64,159,653

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2006

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Goldman Sachs Variable Insurance Trust: (continued)
Growth & Income Subaccount (continued)
2004
Top I	5,276	$11.253743	$59,379	1.1%	17.50%	2.46%
Top Tradition	24,067	$11.253743	$270,844	1.1%	17.50%	2.11%
Top Plus	5,020	$11.369495	$57,075	0.9%	17.74%	1.90%
Investar Vision & Top Spectrum	15,520	$9.711236	$150,722	1.4%	17.15%	2.46%
Top Explorer	24,222	$11.139244	$269,815	1.3%	17.27%	1.84%
Oncore & Firstar Oncore Flex	31,595	$9.647559	$304,818	1.5%	17.04%	1.88%
Oncore & Firstar Oncore Value	266,214	$10.037103	$2,672,022	0.9%	17.74%	2.84%
Oncore & Firstar Oncore Premier	738,836	$9.711236	$7,174,996	1.4%	17.15%	2.46%
Oncore & Firstar Oncore Xtra	723,459	$9.711236	$7,025,682	1.4%	17.15%	2.46%
Oncore & Firstar Oncore Lite	675,997	$9.711236	$6,564,765	1.4%	17.15%	2.46%

	2,510,206		$24,550,118

2003
Top I	1,417	$9.577460	$13,574	1.1%	23.01%	1.36%
Top Tradition	19,436	$9.577460	$186,143	1.1%	23.01%	1.47%
Top Plus	1,774	$9.656808	$17,131	0.9%	23.25%	1.73%
Top Spectrum	935	$8.289314	$7,749	1.4%	22.64%	1.56%
Top Explorer	19,586	$9.498828	$186,046	1.3%	22.77%	1.31%
Oncore Flex	22,040	$8.243099	$181,675	1.5%	22.52%	0.90%
Oncore & Firstar Oncore Value	97,467	$8.525128	$830,919	0.9%	23.25%	1.47%
Oncore & Firstar Oncore Premier	313,813	$8.289314	$2,601,299	1.4%	22.64%	1.56%
Oncore & Firstar Oncore Xtra	365,089	$8.289314	$3,026,337	1.4%	22.64%	1.56%
Oncore & Firstar Oncore Lite	260,913	$8.289314	$2,162,791	1.4%	22.64%	1.56%

	1,102,470		$9,213,664

2002
Top I	1,418	$7.786048	$11,042	1.1%	-12.30%	1.51%
Top Tradition	16,086	$7.786048	$125,246	1.1%	-12.30%	1.37%
Top Plus	1,512	$7.835039	$11,847	0.9%	-12.13%	1.28%
Top Explorer	19,154	$7.737388	$148,199	1.3%	-12.48%	1.78%
Oncore Flex	50,672	$6.727773	$340,910	1.5%	-12.65%	1.56%
Oncore & Firstar Oncore Value	83,623	$6.916855	$578,409	0.9%	-12.13%	1.57%
Oncore & Firstar Oncore Premier	310,061	$6.758832	$2,095,651	1.4%	-12.56%	1.57%
Oncore & Firstar Oncore Xtra	295,724	$6.758832	$1,998,748	1.4%	-12.56%	1.57%
Oncore & Firstar Oncore Lite	101,941	$6.758832	$689,001	1.4%	-12.56%	1.57%

	880,191		$5,999,053

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2006

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Goldman Sachs Variable Insurance Trust: (continued)
Structured U.S. Equity Subaccount
2006
Top Tradition	16,827	$11.256540	$189,418	1.1%	11.67%	1.12%
Top Plus	1,875	$11.417334	$21,405	0.9%	11.89%	1.03%
Investar Vision	1,899	$12.600550	$23,934	1.4%	11.34%	1.21%
Top Explorer	7,851	$11.098233	$87,133	1.3%	11.45%	0.90%
Oncore & Firstar Oncore Flex	30,092	$12.493365	$375,946	1.5%	11.23%	1.15%
Oncore & Firstar Oncore Value	925,628	$13.152376	$12,174,203	0.9%	11.89%	1.27%
Oncore & Firstar Oncore Premier	1,364,557	$12.600550	$17,194,178	1.4%	11.34%	1.20%
Oncore & Firstar Oncore Xtra	1,032,253	$12.600550	$13,006,955	1.4%	11.34%	1.20%
Oncore & Firstar Oncore Lite	1,764,736	$12.600550	$22,236,639	1.4%	11.34%	1.20%
Oncore Ultra	887	$12.600550	$11,179	1.4%	8.47%	1.20%	8/7/06

	5,146,605		$65,320,990

2005
Top Tradition	17,758	$10.080590	$179,009	1.1%	5.36%	0.70%
Top Plus	3,357	$10.204411	$34,253	0.9%	5.56%	0.73%
Investar Vision & Top Spectrum	1,462	$11.317571	$16,551	1.4%	5.04%	1.08%
Top Explorer	13,197	$9.958408	$131,423	1.3%	5.15%	0.83%
Oncore & Firstar Oncore Flex	26,434	$11.232325	$296,919	1.5%	4.94%	0.83%
Oncore & Firstar Oncore Value	593,339	$11.755126	$6,974,771	0.9%	5.56%	1.26%
Oncore & Firstar Oncore Premier	1,100,532	$11.317571	$12,455,351	1.4%	5.04%	1.08%
Oncore & Firstar Oncore Xtra	808,383	$11.317571	$9,148,934	1.4%	5.04%	1.08%
Oncore & Firstar Oncore Lite	1,186,712	$11.317571	$13,430,692	1.4%	5.04%	1.08%

	3,751,174		$42,667,903

2004
Top I	1,395	$9.568193	$13,347	1.1%	13.69%	0.93%
Top Tradition	21,559	$9.568193	$206,284	1.1%	13.69%	1.24%
Top Plus	4,797	$9.666608	$46,371	0.9%	13.91%	1.13%
Top Spectrum	6	$10.774073	$68	1.4%	13.35%	1.21%
Top Explorer	14,453	$9.470844	$136,880	1.3%	13.46%	0.93%
Oncore & Firstar Oncore Flex	25,784	$10.703431	$275,980	1.5%	13.24%	0.99%
Oncore & Firstar Oncore Value	143,000	$11.135594	$1,592,385	0.9%	13.91%	1.12%
Oncore & Firstar Oncore Premier	522,966	$10.774073	$5,634,477	1.4%	13.35%	1.21%
Oncore & Firstar Oncore Xtra	420,443	$10.774073	$4,529,880	1.4%	13.35%	1.21%
Oncore & Firstar Oncore Lite	256,285	$10.774073	$2,761,233	1.4%	13.35%	1.21%

	1,410,688		$15,196,905

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2006

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Goldman Sachs Variable Insurance Trust: (continued)
Structured U.S. Equity Subaccount (continued)
2003
Top Tradition	18,201	$8.416223	$153,181	1.1%	28.07%	0.76%
Top Plus	4,818	$8.485938	$40,884	0.9%	28.32%	1.15%
Investar Vision & Top Spectrum	2,232	$9.505131	$21,213	1.4%	27.69%	0.94%
Top Explorer	18,179	$8.347120	$151,744	1.3%	27.81%	0.71%
Oncore & Firstar Oncore Flex	33,028	$9.452134	$312,184	1.5%	27.56%	0.73%
Oncore & Firstar Oncore Value	120,665	$9.775513	$1,179,564	0.9%	28.32%	0.90%
Oncore & Firstar Oncore Premier	417,384	$9.505131	$3,967,287	1.4%	27.69%	0.94%
Oncore & Firstar Oncore Xtra	317,336	$9.505131	$3,016,325	1.4%	27.69%	0.94%
Oncore & Firstar Oncore Lite	107,031	$9.505131	$1,017,347	1.4%	27.69%	0.94%

	1,038,874		$9,859,729

2002
Top Tradition	14,974	$6.571707	$98,405	1.1%	-22.75%	0.66%
Top Plus	2,145	$6.613061	$14,188	0.9%	-22.59%	0.41%
Investar Vision & Top Spectrum	11,603	$7.443985	$86,373	1.4%	-22.97%	0.54%
Top Explorer	18,931	$6.530631	$123,628	1.3%	-22.90%	0.51%
Oncore & Firstar Oncore Flex	38,034	$7.409765	$281,822	1.5%	-23.05%	0.50%
Oncore & Firstar Oncore Value	101,320	$7.618013	$771,854	0.9%	-22.59%	0.59%
Oncore & Firstar Oncore Premier	385,471	$7.443985	$2,869,442	1.4%	-22.97%	0.54%
Oncore & Firstar Oncore Xtra	210,179	$7.443985	$1,564,568	1.4%	-22.97%	0.54%
Oncore Lite	19,240	$7.443985	$143,226	1.4%	-22.97%	0.54%

	801,897		$5,953,506

Capital Growth Subaccount
2006
Top Tradition	17,496	$9.303136	$162,768	1.1%	7.38%	0.13%
Top Plus	2,417	$9.436066	$22,811	0.9%	7.59%	0.12%
Investar Vision & Top Spectrum	8,736	$11.837536	$103,407	1.4%	7.06%	0.10%
Top Explorer	15,774	$9.172218	$144,686	1.3%	7.17%	0.14%
Oncore Flex	4,876	$11.339819	$55,297	1.5%	6.96%	0.10%
Oncore & Firstar Oncore Value	185,627	$11.938074	$2,216,026	0.9%	7.59%	0.13%
Oncore & Firstar Oncore Premier	360,092	$11.437055	$4,118,380	1.4%	7.06%	0.13%
Oncore & Firstar Oncore Xtra	338,667	$11.437055	$3,873,355	1.4%	7.06%	0.13%
Oncore & Firstar Oncore Lite	387,889	$11.437055	$4,436,311	1.4%	7.06%	0.13%
Oncore Ultra	3,745	$11.437055	$42,830	1.4%	10.24%	0.13%	8/7/06

	1,325,319		$15,175,871

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2006

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Goldman Sachs Variable Insurance Trust: (continued)
Capital Growth Subaccount (continued)
2005
Top I	49	$8.663631	$429	1.1%	1.82%	0.15%
Top Tradition	16,732	$8.663631	$144,957	1.1%	1.82%	0.15%
Top Plus	2,973	$8.770072	$26,072	0.9%	2.03%	0.15%
Investar Vision & Top Spectrum	13,742	$11.056445	$151,942	1.4%	1.52%	0.15%
Top Explorer	11,307	$8.558562	$96,768	1.3%	1.62%	0.15%
Oncore & Firstar Oncore Flex	9,365	$10.601986	$99,285	1.5%	1.42%	0.13%
Oncore & Firstar Oncore Value	175,524	$11.095490	$1,947,523	0.9%	2.03%	0.15%
Oncore & Firstar Oncore Premier	398,513	$10.682403	$4,257,080	1.4%	1.52%	0.15%
Oncore & Firstar Oncore Xtra	352,790	$10.682403	$3,768,645	1.4%	1.52%	0.15%
Oncore & Firstar Oncore Lite	340,851	$10.682403	$3,641,113	1.4%	1.52%	0.15%

	1,321,846		$14,133,814

2004
Top I	58	$8.508390	$495	1.1%	7.90%	0.60%
Top Tradition	17,062	$8.508390	$145,168	1.1%	7.90%	0.63%
Top Plus	2,591	$8.595928	$22,275	0.9%	8.11%	0.66%
Investar Vision & Top Spectrum	13,942	$10.890456	$151,832	1.4%	7.58%	0.55%
Top Explorer	12,326	$8.421774	$103,805	1.3%	7.68%	0.60%
Oncore & Firstar Oncore Flex	13,111	$10.453079	$137,047	1.5%	7.47%	0.72%
Oncore & Firstar Oncore Value	174,593	$10.875163	$1,898,728	0.9%	8.11%	1.21%
Oncore & Firstar Oncore Premier	416,483	$10.522029	$4,382,251	1.4%	7.58%	1.11%
Oncore & Firstar Oncore Xtra	386,602	$10.522029	$4,067,839	1.4%	7.58%	1.11%
Oncore & Firstar Oncore Lite	341,142	$10.522029	$3,589,506	1.4%	7.58%	1.11%

	1,377,910		$14,498,946

2003
Top I	73	$7.885625	$576	1.1%	22.39%	0.14%
Top Tradition	22,684	$7.885625	$178,874	1.1%	22.39%	0.28%
Top Plus	3,825	$7.950961	$30,413	0.9%	22.63%	0.25%
Investar Vision & Top Spectrum	27,886	$10.123381	$282,304	1.4%	22.03%	0.26%
Top Explorer	17,352	$7.820835	$135,704	1.3%	22.15%	0.25%
Oncore Flex	12,960	$9.726410	$126,053	1.5%	21.91%	0.27%
Oncore & Firstar Oncore Value	64,973	$10.059169	$653,577	0.9%	22.63%	0.26%
Oncore & Firstar Oncore Premier	232,062	$9.780917	$2,269,777	1.4%	22.03%	0.29%
Oncore & Firstar Oncore Xtra	195,821	$9.780917	$1,915,308	1.4%	22.03%	0.29%
Oncore & Firstar Oncore Lite	81,341	$9.780917	$795,593	1.4%	22.03%	0.29%

	658,977		$6,388,179

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2006

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Goldman Sachs Variable Insurance Trust: (continued)
Capital Growth Subaccount (continued)
2002
Top I	89	$6.442916	$571	1.1%	-25.16%	0.03%
Top Tradition	20,955	$6.442916	$135,014	1.1%	-25.16%	0.20%
Top Plus	5,440	$6.483475	$35,270	0.9%	-25.01%	0.16%
Investar Vision & Top Spectrum	30,917	$8.295824	$256,479	1.4%	-25.38%	0.14%
Top Explorer	26,820	$6.402630	$171,721	1.3%	-25.30%	0.32%
Oncore & Firstar Oncore Flex	17,297	$7.978356	$138,003	1.5%	-25.45%	0.19%
Oncore & Firstar Oncore Value	68,203	$8.202587	$559,439	0.9%	-25.01%	0.19%
Oncore & Firstar Oncore Premier	252,183	$8.015187	$2,021,293	1.4%	-25.38%	0.18%
Oncore & Firstar Oncore Xtra	173,153	$8.015187	$1,387,856	1.4%	-25.38%	0.18%
Oncore Lite	40,034	$8.015187	$320,881	1.4%	-25.38%	0.18%

	635,091		$5,026,527

Lazard Retirement Series, Inc.:
Emerging Markets Subaccount
2006
Top I	2,956	$28.476888	$84,181	1.1%	28.54%	0.27%
Top Tradition	67,867	$28.476888	$1,932,630	1.1%	28.54%	0.49%
Top Plus	25,045	$28.883706	$723,384	0.9%	28.79%	0.45%
Investar Vision & Top Spectrum	8,469	$25.595623	$216,780	1.4%	28.16%	0.45%
Top Explorer	80,129	$28.076418	$2,249,734	1.3%	28.28%	0.46%
Oncore & Firstar Oncore Flex	32,365	$25.407056	$822,293	1.5%	28.03%	0.41%
Oncore & Firstar Oncore Value	440,423	$26.562868	$11,698,898	0.9%	28.79%	0.50%
Oncore & Firstar Oncore Premier	611,683	$25.595623	$15,656,441	1.4%	28.16%	0.49%
Oncore & Firstar Oncore Xtra	604,652	$25.595623	$15,476,434	1.4%	28.16%	0.49%
Oncore & Firstar Oncore Lite	905,939	$25.595623	$23,188,064	1.4%	28.16%	0.49%
Oncore Ultra	11,152	$25.595623	$285,447	1.4%	20.22%	0.49%	8/7/06

	2,790,680		$72,334,286

2005
Top I	7,746	$22.154733	$171,610	1.1%	39.25%	0.31%
Top Tradition	55,759	$22.154733	$1,235,323	1.1%	39.25%	0.35%
Top Plus	26,504	$22.426883	$594,400	0.9%	39.52%	0.37%
Investar Vision & Top Spectrum	11,475	$19.972051	$229,179	1.4%	38.84%	0.32%
Top Explorer	79,402	$21.886225	$1,737,812	1.3%	38.98%	0.32%
Oncore & Firstar Oncore Flex	35,311	$19.844405	$700,717	1.5%	38.70%	0.32%
Oncore & Firstar Oncore Value	314,166	$20.624860	$6,479,623	0.9%	39.52%	0.35%
Oncore & Firstar Oncore Premier	446,998	$19.972051	$8,927,462	1.4%	38.84%	0.32%
Oncore & Firstar Oncore Xtra	499,600	$19.972051	$9,978,043	1.4%	38.84%	0.32%
Oncore & Firstar Oncore Lite	550,527	$19.972051	$10,995,178	1.4%	38.84%	0.32%

	2,027,488		$41,049,347

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2006

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Lazard Retirement Series, Inc.: (continued)
Emerging Markets Subaccount (continued)
2004
Top I	2,677	$15.910050	$42,589	1.1%	29.16%	0.49%
Top Tradition	32,890	$15.910050	$523,281	1.1%	29.16%	0.70%
Top Plus	17,239	$16.073745	$277,101	0.9%	29.42%	0.71%
Investar Vision & Top Spectrum	12,143	$14.384975	$174,674	1.4%	28.78%	0.78%
Top Explorer	67,157	$15.748173	$1,057,603	1.3%	28.91%	0.66%
Oncore & Firstar Oncore Flex	16,447	$14.307077	$235,307	1.5%	28.65%	0.69%
Oncore & Firstar Oncore Value	118,442	$14.782215	$1,750,831	0.9%	29.42%	0.64%
Oncore & Firstar Oncore Premier	208,062	$14.384975	$2,992,974	1.4%	28.78%	0.78%
Oncore & Firstar Oncore Xtra	184,797	$14.384975	$2,658,294	1.4%	28.78%	0.78%
Oncore & Firstar Oncore Lite	271,393	$14.384975	$3,903,978	1.4%	28.78%	0.78%

	931,247		$13,616,632

2003
Top Tradition	28,285	$12.317740	$348,406	1.1%	51.28%	0.06%
Top Plus	11,990	$12.419811	$148,916	0.9%	51.58%	0.06%
Investar Vision & Top Spectrum	21,514	$11.170138	$240,312	1.4%	50.83%	0.06%
Top Explorer	59,118	$12.216585	$722,225	1.3%	50.98%	0.06%
Oncore Flex	13,674	$11.120629	$152,065	1.5%	50.68%	0.05%
Oncore & Firstar Oncore Value	83,226	$11.421882	$950,600	0.9%	51.58%	0.06%
Oncore & Firstar Oncore Premier	110,955	$11.170138	$1,239,386	1.4%	50.83%	0.06%
Oncore & Firstar Oncore Xtra	198,677	$11.170138	$2,219,248	1.4%	50.83%	0.06%
Oncore & Firstar Oncore Lite	23,810	$11.170138	$265,956	1.4%	50.83%	0.06%

	551,249		$6,287,114

2002
Top I	1,492	$8.142509	$12,151	1.1%	-2.57%	0.16%
Top Tradition	31,520	$8.142509	$256,654	1.1%	-2.57%	0.57%
Top Plus	10,946	$8.193782	$89,692	0.9%	-2.38%	1.15%
Investar Vision & Top Spectrum	28,005	$7.405782	$207,401	1.4%	-2.86%	0.86%
Top Explorer	60,165	$8.091598	$486,834	1.3%	-2.76%	0.58%
Oncore Flex	13,220	$7.380214	$97,565	1.5%	-2.96%	0.56%
Oncore & Firstar Oncore Value	54,024	$7.535403	$407,090	0.9%	-2.38%	0.65%
Oncore & Firstar Oncore Premier	100,263	$7.405782	$742,521	1.4%	-2.86%	0.86%
Oncore & Firstar Oncore Xtra	214,181	$7.405782	$1,586,180	1.4%	-2.86%	0.86%
Oncore Lite	9,097	$7.405782	$67,368	1.4%	-2.86%	0.86%

	522,913		$3,953,456

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2006

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Lazard Retirement Series, Inc.: (continued)
Small Cap Subaccount
2006
Top I	1,424	$21.958579	$31,267	1.1%	14.81%	0.00%
Top Tradition	54,064	$21.958579	$1,187,168	1.1%	14.81%	0.00%
Top Plus	21,869	$22.272208	$487,075	0.9%	15.04%	0.00%
Investar Vision & Top Spectrum	2,424	$18.956827	$45,957	1.4%	14.47%	0.00%
Top Explorer	40,553	$21.649823	$877,956	1.3%	14.58%	0.00%
Oncore & Firstar Oncore Flex	20,982	$18.817209	$394,824	1.5%	14.36%	0.00%
Oncore & Firstar Oncore Value	212,797	$19.673197	$4,186,390	0.9%	15.04%	0.00%
Oncore & Firstar Oncore Premier	562,916	$18.956827	$10,671,108	1.4%	14.47%	0.00%
Oncore & Firstar Oncore Xtra	585,478	$18.956827	$11,098,803	1.4%	14.47%	0.00%
Oncore & Firstar Oncore Lite	496,818	$18.956827	$9,418,102	1.4%	14.47%	0.00%
Oncore Ultra	1,819	$18.956827	$34,475	1.4%	13.55%	0.00%	8/7/06

	2,001,144		$38,433,125

2005
Top I	1,350	$19.126277	$25,820	1.1%	2.87%	0.00%
Top Tradition	68,240	$19.126277	$1,305,171	1.1%	2.87%	0.00%
Top Plus	30,037	$19.361165	$581,551	0.9%	3.07%	0.00%
Investar Vision & Top Spectrum	5,290	$16.560566	$87,613	1.4%	2.56%	0.00%
Top Explorer	54,422	$18.894531	$1,028,286	1.3%	2.66%	0.00%
Oncore & Firstar Oncore Flex	24,959	$16.454758	$410,686	1.5%	2.46%	0.00%
Oncore & Firstar Oncore Value	216,601	$17.101848	$3,704,272	0.9%	3.07%	0.00%
Oncore & Firstar Oncore Premier	709,556	$16.560566	$11,750,647	1.4%	2.56%	0.00%
Oncore & Firstar Oncore Xtra	669,899	$16.560566	$11,093,914	1.4%	2.56%	0.00%
Oncore & Firstar Oncore Lite	343,406	$16.560566	$5,687,000	1.4%	2.56%	0.00%

	2,123,760		$35,674,960

2004
Top I	2,062	$18.593323	$38,338	1.1%	13.63%	0.00%
Top Tradition	76,754	$18.593323	$1,427,113	1.1%	13.63%	0.00%
Top Plus	29,999	$18.784536	$563,525	0.9%	13.86%	0.00%
Investar Vision & Top Spectrum	4,166	$16.146731	$67,269	1.4%	13.30%	0.00%
Top Explorer	55,688	$18.404237	$1,024,903	1.3%	13.41%	0.00%
Oncore & Firstar Oncore Flex	49,757	$16.059334	$799,056	1.5%	13.19%	0.00%
Oncore & Firstar Oncore Value	229,934	$16.592504	$3,815,182	0.9%	13.86%	0.00%
Oncore & Firstar Oncore Premier	684,580	$16.146731	$11,053,703	1.4%	13.30%	0.00%
Oncore & Firstar Oncore Xtra	723,166	$16.146731	$11,676,774	1.4%	13.30%	0.00%
Oncore & Firstar Oncore Lite	303,487	$16.146731	$4,900,327	1.4%	13.30%	0.00%

	2,159,593		$35,366,190

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2006

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Lazard Retirement Series, Inc.: (continued)
Small Cap Subaccount (continued)
2003
Top I	614	$16.362380	$10,050	1.1%	35.73%	0.00%
Top Tradition	102,226	$16.362380	$1,672,660	1.1%	35.73%	0.00%
Top Plus	29,707	$16.497870	$490,107	0.9%	36.00%	0.00%
Investar Vision & Top Spectrum	2,895	$14.251640	$41,252	1.4%	35.33%	0.00%
Top Explorer	62,888	$16.228101	$1,020,554	1.3%	35.46%	0.00%
Oncore & Firstar Oncore Flex	57,563	$14.188521	$816,735	1.5%	35.20%	0.00%
Oncore & Firstar Oncore Value	156,880	$14.572671	$2,286,167	0.9%	36.00%	0.00%
Oncore & Firstar Oncore Premier	536,066	$14.251640	$7,639,815	1.4%	35.33%	0.00%
Oncore & Firstar Oncore Xtra	589,418	$14.251640	$8,400,174	1.4%	35.33%	0.00%
Oncore & Firstar Oncore Lite	135,822	$14.251640	$1,935,682	1.4%	35.33%	0.00%

	1,674,079		$24,313,196

2002
Top I	2,760	$12.055137	$33,274	1.1%	-18.57%	0.00%
Top Tradition	103,931	$12.055137	$1,252,905	1.1%	-18.57%	0.00%
Top Plus	30,599	$12.130971	$371,198	0.9%	-18.41%	0.00%
Investar Vision & Top Spectrum	3,908	$10.531174	$41,155	1.4%	-18.81%	0.00%
Top Explorer	63,418	$11.979836	$759,737	1.3%	-18.73%	0.00%
Oncore & Firstar Oncore Flex	40,710	$10.494853	$427,249	1.5%	-18.89%	0.00%
Oncore & Firstar Oncore Value	147,305	$10.715360	$1,578,421	0.9%	-18.41%	0.00%
Oncore & Firstar Oncore Premier	416,026	$10.531174	$4,381,234	1.4%	-18.81%	0.00%
Oncore & Firstar Oncore Xtra	463,842	$10.531174	$4,884,805	1.4%	-18.81%	0.00%
Oncore & Firstar Oncore Lite	77,031	$10.531174	$811,222	1.4%	-18.81%	0.00%

	1,349,530		$14,541,200

Equity Subaccount
2006
Top Tradition	478	$11.914135	$5,692	1.1%	16.21%	0.97%
Oncore Value	2,393	$12.368823	$29,598	0.9%	16.44%	0.63%
Oncore & Firstar Oncore Premier	12,314	$12.267727	$151,066	1.4%	15.87%	0.84%
Oncore & Firstar Oncore Xtra	13,377	$12.267727	$164,106	1.4%	15.87%	0.84%
Oncore Lite	10,661	$12.267727	$130,788	1.4%	15.87%	0.84%

	39,223		$481,250

2005
Oncore Premier	1,859	$10.587937	$19,684	1.4%	5.88%	0.92%	5/2/05
Oncore Xtra	6,323	$10.587937	$66,949	1.4%	5.88%	0.92%	5/2/05
Oncore Lite	2,252	$10.587937	$23,843	1.4%	5.88%	0.92%	5/2/05

	10,434		$110,476

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2006

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Lazard Retirement Series, Inc.: (continued)
International Equity Subaccount
2006
Top Tradition	3,043	$12.640844	$38,470	1.1%	21.20%	1.82%
Top Plus	6,646	$12.669820	$84,202	0.9%	21.44%	1.10%
Top Explorer	4,951	$12.612029	$62,440	1.3%	20.96%	0.48%
Oncore & Firstar Oncore Flex	11,708	$13.783561	$161,381	1.5%	20.72%	0.98%
Oncore & Firstar Oncore Value	137,496	$13.919887	$1,913,924	0.9%	21.44%	1.25%
Oncore & Firstar Oncore Premier	152,623	$13.806134	$2,107,141	1.4%	20.84%	1.08%
Oncore & Firstar Oncore Xtra	102,764	$13.806134	$1,418,767	1.4%	20.84%	1.08%
Oncore Lite	322,849	$13.806134	$4,457,290	1.4%	20.84%	1.08%
Oncore Ultra	5,417	$13.806134	$74,792	1.4%	12.00%	1.08%	8/7/06

	747,497		$10,318,407

2005
Top Tradition	94	$10.429757	$984	1.1%	4.30%	0.00%	11/2/05
Top Plus	2,531	$10.433037	$26,404	0.9%	4.33%	0.00%	11/2/05
Top Explorer	429	$10.426488	$4,474	1.3%	4.26%	0.00%	11/2/05
Oncore & Firstar Oncore Value	15,803	$11.462413	$181,144	0.9%	14.62%	0.70%	5/2/05
Oncore & Firstar Oncore Premier	39,721	$11.424916	$453,813	1.4%	14.25%	1.26%	5/2/05
Oncore Xtra	10,912	$11.424916	$124,673	1.4%	14.25%	1.26%	5/2/05
Oncore Lite	47,283	$11.424916	$540,191	1.4%	14.25%	1.26%	5/2/05

	116,773		$1,331,683

The Prudential Series Fund, Inc.:
Jennison 20/20 Focus Subaccount
2006
Top Tradition	17,592	$19.020474	$334,604	1.1%	12.38%	0.00%
Top Plus	2,650	$19.158989	$50,766	0.9%	12.60%	0.00%
Top Spectrum	4,772	$19.395079	$92,555	1.4%	12.05%	0.00%
Top Explorer	10,286	$18.883289	$194,224	1.3%	12.16%	0.00%
Oncore & Firstar Oncore Flex	33,897	$13.894080	$470,973	1.5%	11.94%	0.00%
Oncore & Firstar Oncore Value	328,438	$14.482124	$4,756,474	0.9%	12.60%	0.00%
Oncore & Firstar Oncore Premier	852,751	$13.990120	$11,930,103	1.4%	12.05%	0.00%
Oncore & Firstar Oncore Xtra	553,562	$13.990120	$7,744,396	1.4%	12.05%	0.00%
Oncore & Firstar Oncore Lite	910,846	$13.990120	$12,742,845	1.4%	12.05%	0.00%
Oncore Ultra	3,458	$13.990120	$48,377	1.4%	11.99%	0.00%	8/7/06

	2,718,252		$38,365,317

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2006

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

The Prudential Series Fund, Inc.: (continued)
Jennison 20/20 Focus Subaccount (continued)
2005
Top Tradition	3,919	$16.925595	$66,329	1.1%	19.94%	0.00%
Top Plus	1,499	$17.015200	$25,504	0.9%	20.18%	0.00%
Top Spectrum	857	$17.310022	$14,842	1.4%	19.59%	0.00%
Top Explorer	6,174	$16.836643	$103,945	1.3%	19.71%	0.00%
Oncore & Firstar Oncore Flex	17,810	$12.412592	$221,067	1.5%	19.47%	0.00%
Oncore & Firstar Oncore Value	165,087	$12.861660	$2,123,294	0.9%	20.18%	0.00%
Oncore & Firstar Oncore Premier	501,863	$12.486109	$6,266,314	1.4%	19.59%	0.00%
Oncore & Firstar Oncore Xtra	374,772	$12.486109	$4,679,447	1.4%	19.59%	0.00%
Oncore & Firstar Oncore Lite	373,608	$12.486109	$4,664,905	1.4%	19.59%	0.00%

	1,445,589		$18,165,647

2004
Top Tradition	1,270	$14.111196	$17,926	1.1%	14.12%	0.00%
Top Spectrum	814	$14.474365	$11,780	1.4%	13.78%	0.00%
Top Explorer	1,563	$14.064683	$21,981	1.3%	13.89%	0.00%
Oncore & Firstar Oncore Flex	5,391	$10.389413	$56,013	1.5%	13.67%	0.00%
Oncore & Firstar Oncore Value	112,073	$10.701866	$1,199,391	0.9%	14.35%	0.00%
Oncore & Firstar Oncore Premier	471,111	$10.440691	$4,918,725	1.4%	13.78%	0.00%
Oncore & Firstar Oncore Xtra	366,339	$10.440691	$3,824,829	1.4%	13.78%	0.00%
Oncore & Firstar Oncore Lite	305,389	$10.440691	$3,188,473	1.4%	13.78%	0.00%

	1,263,950		$13,239,118

2003
Top Tradition	167	$12.365330	$2,066	1.1%	23.65%	0.00%	5/1/03
Top Explorer	505	$12.349020	$6,239	1.3%	23.49%	0.00%	5/1/03
Oncore & Firstar Oncore Flex	11,827	$9.140135	$108,098	1.5%	26.90%	0.00%
Oncore & Firstar Oncore Value	67,222	$9.359209	$629,148	0.9%	27.65%	0.00%
Oncore & Firstar Oncore Premier	228,307	$9.176173	$2,094,988	1.4%	27.02%	0.00%
Oncore & Firstar Oncore Xtra	217,921	$9.176173	$1,999,677	1.4%	27.02%	0.00%
Oncore & Firstar Oncore Lite	120,227	$9.176173	$1,103,220	1.4%	27.02%	0.00%

	646,176		$5,943,436

2002
Oncore & Firstar Oncore Flex	15,829	$7.202884	$114,015	1.5%	-23.72%	0.00%
Oncore & Firstar Oncore Value	6,681	$7.331959	$48,982	0.9%	-23.27%	0.00%
Oncore & Firstar Oncore Premier	77,648	$7.224177	$560,948	1.4%	-23.65%	0.00%
Oncore & Firstar Oncore Xtra	54,142	$7.224177	$391,129	1.4%	-23.65%	0.00%
Oncore Lite	14,196	$7.224177	$102,556	1.4%	-23.65%	0.00%

	168,496		$1,217,630

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2006

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

The Prudential Series Fund, Inc.: (continued)
Jennison Subaccount
2006
Top Tradition	749	$14.852684	$11,125	1.1%	0.27%	0.00%
Top Plus	2,129	$14.960835	$31,851	0.9%	0.46%	0.00%
Top Explorer	250	$14.745520	$3,694	1.3%	0.07%	0.00%
Oncore & Firstar Oncore Flex	6,490	$7.175673	$46,572	1.5%	-0.13%	0.00%
Oncore & Firstar Oncore Value	252,293	$7.479515	$1,887,028	0.9%	0.46%	0.00%
Oncore & Firstar Oncore Premier	383,741	$7.225319	$2,772,656	1.4%	-0.03%	0.00%
Oncore & Firstar Oncore Xtra	333,935	$7.225319	$2,412,783	1.4%	-0.03%	0.00%
Oncore & Firstar Oncore Lite	319,160	$7.225319	$2,306,029	1.4%	-0.03%	0.00%
Oncore Ultra	374	$7.225319	$2,703	1.4%	11.84%	0.00%	8/7/06

	1,299,121		$9,474,441

2005
Top Tradition	2,034	$14.813275	$30,130	1.1%	12.79%	0.00%
Top Plus	2,483	$14.891678	$36,980	0.9%	13.01%	0.00%
Top Explorer	153	$14.735402	$2,259	1.3%	12.57%	0.00%
Oncore & Firstar Oncore Flex	5,577	$7.184883	$40,071	1.5%	12.34%	0.00%
Oncore & Firstar Oncore Value	144,362	$7.444939	$1,074,768	0.9%	13.01%	0.00%
Oncore & Firstar Oncore Premier	361,192	$7.227488	$2,610,514	1.4%	12.45%	0.00%
Oncore & Firstar Oncore Xtra	319,469	$7.227488	$2,308,958	1.4%	12.45%	0.00%
Oncore & Firstar Oncore Lite	226,412	$7.227488	$1,636,380	1.4%	12.45%	0.00%

	1,061,682		$7,740,060

2004
Top Tradition	2,153	$13.133861	$28,271	1.1%	8.03%	0.05%
Top Plus	1,955	$13.177341	$25,759	0.9%	8.24%	0.08%
Top Explorer	213	$13.090566	$2,783	1.3%	7.81%	0.08%
Oncore & Firstar Oncore Flex	6,199	$6.395441	$39,648	1.5%	7.60%	0.04%
Oncore & Firstar Oncore Value	81,191	$6.587872	$534,879	0.9%	8.24%	0.04%
Oncore & Firstar Oncore Premier	392,291	$6.427045	$2,521,273	1.4%	7.71%	0.04%
Oncore & Firstar Oncore Xtra	343,789	$6.427045	$2,209,549	1.4%	7.71%	0.04%
Oncore & Firstar Oncore Lite	258,410	$6.427045	$1,660,813	1.4%	7.71%	0.04%

	1,086,201		$7,022,975

2003
Top Tradition	1,595	$12.157960	$19,392	1.1%	21.58%	0.00%	5/1/03
Oncore & Firstar Oncore Flex	5,792	$5.943733	$34,428	1.5%	27.69%	0.00%
Oncore & Firstar Oncore Value	78,941	$6.086276	$480,456	0.9%	28.45%	0.00%
Oncore & Firstar Oncore Premier	476,587	$5.967201	$2,843,888	1.4%	27.82%	0.00%
Oncore & Firstar Oncore Xtra	317,143	$5.967201	$1,892,455	1.4%	27.82%	0.00%
Oncore & Firstar Oncore Lite	191,480	$5.967201	$1,142,599	1.4%	27.82%	0.00%

	1,071,538		$6,413,218

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2006

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

The Prudential Series Fund, Inc.: (continued)
Jennison Subaccount (continued)
2002
Oncore & Firstar Oncore Flex	9,479	$4.654701	$44,123	1.5%	-32.19%	0.00%
Oncore & Firstar Oncore Value	57,686	$4.738185	$273,328	0.9%	-31.78%	0.00%
Oncore & Firstar Oncore Premier	467,403	$4.668475	$2,182,058	1.4%	-32.12%	0.00%
Oncore & Firstar Oncore Xtra	353,812	$4.668475	$1,651,762	1.4%	-32.12%	0.00%
Oncore Lite	68,648	$4.668475	$320,483	1.4%	-32.12%	0.00%

	957,028		$4,471,754

UBS Series Trust — Class I:
U.S. Allocation Subaccount
2006
Top Tradition	1,909	$15.300176	$29,210	1.1%	9.79%	2.74%
Top Explorer	250	$15.189822	$3,791	1.3%	9.57%	2.32%
Oncore Flex	8,986	$10.341806	$92,937	1.5%	9.36%	2.80%
Oncore & Firstar Oncore Value	69,509	$10.812345	$751,556	0.9%	10.01%	2.62%
Oncore & Firstar Oncore Premier	227,905	$10.418568	$2,374,432	1.4%	9.47%	2.45%
Oncore & Firstar Oncore Xtra	257,696	$10.418568	$2,684,826	1.4%	9.47%	2.45%
Oncore Lite	169,197	$10.418568	$1,762,792	1.4%	9.47%	2.45%

	735,452		$7,699,544

2005
Top Tradition	3,290	$13.935835	$45,844	1.1%	5.44%	1.21%
Top Explorer	308	$13.862590	$4,265	1.3%	5.24%	1.17%
Oncore Flex	12,694	$9.456771	$120,045	1.5%	5.03%	1.34%
Oncore & Firstar Oncore Value	92,279	$9.828756	$906,989	0.9%	5.65%	1.35%
Oncore & Firstar Oncore Premier	269,215	$9.517604	$2,562,281	1.4%	5.13%	1.36%
Oncore & Firstar Oncore Xtra	301,996	$9.517604	$2,874,275	1.4%	5.13%	1.36%
Oncore Lite	182,675	$9.517604	$1,738,637	1.4%	5.13%	1.36%

	862,457		$8,252,336

2004
Top Tradition	3,081	$13.216506	$40,722	1.1%	9.17%	0.79%
Top Plus	1,089	$13.260274	$14,445	0.9%	9.39%	1.02%
Top Explorer	368	$13.172955	$4,842	1.3%	8.96%	0.70%
Oncore Flex	18,043	$9.004017	$162,460	1.5%	8.74%	0.71%
Oncore & Firstar Oncore Value	141,986	$9.303016	$1,320,896	0.9%	9.39%	0.73%
Oncore & Firstar Oncore Premier	299,779	$9.053038	$2,713,911	1.4%	8.85%	0.72%
Oncore & Firstar Oncore Xtra	362,102	$9.053038	$3,278,122	1.4%	8.85%	0.72%
Oncore Lite	172,629	$9.053038	$1,562,816	1.4%	8.85%	0.72%

	999,077		$9,098,214

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2006

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

UBS Series Trust — Class I: (continued)
U.S. Allocation Subaccount (continued)
2003
Top Tradition	1,565	$12.105933	$18,948	1.1%	21.06%	0.00%	5/1/03
Oncore Flex	20,437	$8.280140	$169,225	1.5%	25.49%	1.18%
Oncore & Firstar Oncore Value	147,157	$8.504395	$1,251,482	0.9%	26.24%	0.67%
Oncore & Firstar Oncore Premier	434,217	$8.316999	$3,611,380	1.4%	25.61%	0.81%
Oncore & Firstar Oncore Xtra	396,099	$8.316999	$3,294,355	1.4%	25.61%	0.81%
Oncore & Firstar Oncore Lite	103,845	$8.316999	$863,677	1.4%	25.61%	0.81%

	1,103,320		$9,209,067

2002
Oncore & Firstar Oncore Flex	49,130	$6.598255	$324,173	1.5%	-24.10%	0.68%
Oncore & Firstar Oncore Value	88,576	$6.736942	$596,728	0.9%	-23.64%	0.49%
Oncore & Firstar Oncore Premier	478,276	$6.621106	$3,166,723	1.4%	-24.02%	0.60%
Oncore & Firstar Oncore Xtra	419,260	$6.621106	$2,775,962	1.4%	-24.02%	0.60%
Oncore Lite	54,906	$6.621106	$363,535	1.4%	-24.02%	0.60%

	1,090,148		$7,227,121

Old Mutual Insurance Series Fund:
Technology & Communications Subaccount
2006
Top I	32	$1.954167	$62	1.1%	3.57%	0.00%
Top Tradition	65,552	$1.954167	$128,100	1.1%	3.57%	0.00%
Top Plus	5,905	$1.980207	$11,694	0.9%	3.77%	0.00%
Top Spectrum	3,156	$1.915891	$6,046	1.4%	3.26%	0.00%
Top Explorer	86,117	$1.928576	$166,083	1.3%	3.37%	0.00%
Oncore Flex	16,336	$1.903298	$31,093	1.5%	3.16%	0.00%
Oncore & Firstar Oncore Value	97,039	$1.980207	$192,157	0.9%	3.77%	0.00%
Oncore & Firstar Oncore Premier	382,215	$1.915891	$732,283	1.4%	3.26%	0.00%
Oncore & Firstar Oncore Xtra	446,614	$1.915891	$855,663	1.4%	3.26%	0.00%
Oncore & Firstar Oncore Lite	92,286	$1.915891	$176,810	1.4%	3.26%	0.00%

	1,195,252		$2,299,991

2005
Top I	33	$1.886830	$62	1.1%	8.72%	0.00%
Top Tradition	77,348	$1.886830	$145,942	1.1%	8.72%	0.00%
Top Plus	5,905	$1.908197	$11,269	0.9%	8.94%	0.00%
Top Spectrum	3,156	$1.855347	$5,856	1.4%	8.40%	0.00%
Top Explorer	85,963	$1.865781	$160,389	1.3%	8.51%	0.00%
Oncore Flex	17,230	$1.844968	$31,789	1.5%	8.29%	0.00%
Oncore & Firstar Oncore Value	101,242	$1.908197	$193,189	0.9%	8.94%	0.00%
Oncore & Firstar Oncore Premier	514,376	$1.855347	$954,346	1.4%	8.40%	0.00%
Oncore & Firstar Oncore Xtra	567,341	$1.855347	$1,052,615	1.4%	8.40%	0.00%
Oncore & Firstar Oncore Lite	118,032	$1.855347	$218,988	1.4%	8.40%	0.00%

	1,490,626		$2,774,445

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2006

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Old Mutual Insurance Series Fund: (continued)
Technology & Communications Subaccount (continued)
2004
Top I	34	$1.735475	$59	1.1%	5.26%	0.00%
Top Tradition	103,858	$1.735475	$180,243	1.1%	5.26%	0.00%
Top Plus	8,853	$1.751658	$15,508	0.9%	5.47%	0.00%
Investar Vision & Top Spectrum	5,204	$1.711570	$8,906	1.4%	4.95%	0.00%
Top Explorer	110,490	$1.719496	$189,988	1.3%	5.05%	0.00%
Oncore Flex	19,306	$1.703667	$32,892	1.5%	4.85%	0.00%
Oncore & Firstar Oncore Value	116,967	$1.751658	$204,886	0.9%	5.47%	0.00%
Oncore & Firstar Oncore Premier	640,924	$1.711570	$1,096,985	1.4%	4.95%	0.00%
Oncore & Firstar Oncore Xtra	624,692	$1.711570	$1,069,204	1.4%	4.95%	0.00%
Oncore & Firstar Oncore Lite	138,992	$1.711570	$237,895	1.4%	4.95%	0.00%

	1,769,320		$3,036,566

2003
Top I	5,940	$1.648743	$9,794	1.1%	43.75%	0.00%
Top Tradition	109,806	$1.648743	$181,042	1.1%	43.75%	0.00%
Top Plus	16,840	$1.660811	$27,968	0.9%	44.04%	0.00%
Investar Vision & Top Spectrum	11,329	$1.630860	$18,476	1.4%	43.33%	0.00%
Top Explorer	165,598	$1.636796	$271,051	1.3%	43.47%	0.00%
Oncore & Firstar Oncore Flex	44,820	$1.624937	$72,830	1.5%	43.19%	0.00%
Oncore & Firstar Oncore Value	140,033	$1.660811	$232,568	0.9%	44.04%	0.00%
Oncore & Firstar Oncore Premier	897,921	$1.630860	$1,464,383	1.4%	43.33%	0.00%
Oncore & Firstar Oncore Xtra	679,249	$1.630860	$1,107,760	1.4%	43.33%	0.00%
Oncore & Firstar Oncore Lite	150,418	$1.630860	$245,310	1.4%	43.33%	0.00%

	2,221,954		$3,631,182

2002
Top I	5,943	$1.146913	$6,816	1.1%	-54.49%	0.00%
Top Tradition	96,108	$1.146913	$110,228	1.1%	-54.49%	0.00%
Top Plus	16,948	$1.153023	$19,542	0.9%	-54.40%	0.00%
Investar Vision & Top Spectrum	5,966	$1.137825	$6,788	1.4%	-54.63%	0.00%
Top Explorer	143,375	$1.140850	$163,570	1.3%	-54.58%	0.00%
Oncore & Firstar Oncore Flex	49,216	$1.134817	$55,851	1.5%	-54.67%	0.00%
Oncore & Firstar Oncore Value	111,881	$1.153023	$129,001	0.9%	-54.40%	0.00%
Oncore & Firstar Oncore Premier	708,865	$1.137825	$806,564	1.4%	-54.63%	0.00%
Oncore & Firstar Oncore Xtra	647,284	$1.137825	$736,495	1.4%	-54.63%	0.00%
Oncore & Firstar Oncore Lite	60,583	$1.137825	$68,933	1.4%	-54.63%	0.00%

	1,846,169		$2,103,788

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2006

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Fidelity Variable Insurance Products Fund — Service Class 2:
VIP Mid Cap Subaccount
2006
Top I	8,511	$20.756062	$176,649	1.1%	11.18%	0.18%
Top Tradition	174,221	$20.756062	$3,616,149	1.1%	11.18%	0.17%
Top Plus	83,265	$21.031676	$1,751,193	0.9%	11.40%	0.18%
Investar Vision & Top Spectrum	5,564	$20.349982	$113,224	1.4%	10.86%	0.22%
Top Explorer	133,020	$20.484447	$2,724,847	1.3%	10.96%	0.18%
Oncore & Firstar Oncore Flex	67,583	$20.216775	$1,366,307	1.5%	10.75%	0.19%
Oncore & Firstar Oncore Value	844,421	$21.031676	$17,759,595	0.9%	11.40%	0.16%
Oncore & Firstar Oncore Premier	2,336,969	$20.349982	$47,557,268	1.4%	10.86%	0.15%
Oncore & Firstar Oncore Xtra	2,029,122	$20.349982	$41,292,605	1.4%	10.86%	0.15%
Oncore & Firstar Oncore Lite	2,487,471	$20.349982	$50,619,995	1.4%	10.86%	0.15%
Oncore Ultra	21,068	$20.349982	$428,741	1.4%	6.25%	0.15%	8/7/06

	8,191,215		$167,406,573

2005
Top I	10,004	$18.668363	$186,753	1.1%	16.74%	0.00%
Top Tradition	171,224	$18.668363	$3,196,478	1.1%	16.74%	0.00%
Top Plus	87,829	$18.878915	$1,658,125	0.9%	16.97%	0.00%
Investar Vision & Top Spectrum	9,823	$18.357292	$180,322	1.4%	16.39%	0.00%
Top Explorer	142,125	$18.460394	$2,623,693	1.3%	16.51%	0.00%
Oncore & Firstar Oncore Flex	73,719	$18.255071	$1,345,750	1.5%	16.28%	0.00%
Oncore & Firstar Oncore Value	680,743	$18.878915	$12,851,692	0.9%	16.97%	0.00%
Oncore & Firstar Oncore Premier	2,092,498	$18.357292	$38,412,599	1.4%	16.39%	0.00%
Oncore & Firstar Oncore Xtra	1,815,549	$18.357292	$33,328,559	1.4%	16.39%	0.00%
Oncore & Firstar Oncore Lite	1,402,517	$18.357292	$25,746,395	1.4%	16.39%	0.00%

	6,486,031		$119,530,366

2004
Top I	6,642	$15.992023	$106,221	1.1%	23.30%	0.00%
Top Tradition	149,737	$15.992023	$2,394,593	1.1%	23.30%	0.00%
Top Plus	102,881	$16.140487	$1,660,552	0.9%	23.54%	0.00%
Investar Vision & Top Spectrum	8,169	$15.772044	$128,838	1.4%	22.93%	0.00%
Top Explorer	124,238	$15.845027	$1,968,550	1.3%	23.05%	0.00%
Oncore & Firstar Oncore Flex	77,331	$15.699630	$1,214,062	1.5%	22.81%	0.00%
Oncore & Firstar Oncore Value	447,592	$16.140487	$7,224,357	0.9%	23.54%	0.00%
Oncore & Firstar Oncore Premier	1,608,799	$15.772044	$25,374,063	1.4%	22.93%	0.00%
Oncore & Firstar Oncore Xtra	1,516,757	$15.772044	$23,922,355	1.4%	22.93%	0.00%
Oncore & Firstar Oncore Lite	549,996	$15.772044	$8,674,559	1.4%	22.93%	0.00%

	4,592,142		$72,668,150

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2006

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Fidelity Variable Insurance Products Fund — Service Class 2: (continued)
VIP Mid Cap Subaccount (continued)
2003
Top I	8,320	$12.970347	$107,916	1.1%	36.75%	0.17%
Top Tradition	142,617	$12.970347	$1,849,791	1.1%	36.75%	0.25%
Top Plus	80,477	$13.064822	$1,051,418	0.9%	37.02%	0.23%
Investar Vision & Top Spectrum	5,181	$12.829995	$66,466	1.4%	36.34%	0.22%
Top Explorer	109,214	$12.876605	$1,406,300	1.3%	36.48%	0.29%
Oncore & Firstar Oncore Flex	60,509	$12.783713	$773,532	1.5%	36.21%	0.34%
Oncore & Firstar Oncore Value	307,771	$13.064822	$4,020,973	0.9%	37.02%	0.21%
Oncore & Firstar Oncore Premier	1,265,141	$12.829995	$16,231,763	1.4%	36.34%	0.23%
Oncore & Firstar Oncore Xtra	1,151,800	$12.829995	$14,777,582	1.4%	36.34%	0.23%
Oncore & Firstar Oncore Lite	292,074	$12.829995	$3,747,314	1.4%	36.34%	0.23%

	3,423,104		$44,033,055

2002
Top I	5,173	$9.484819	$49,061	1.1%	-11.00%	0.34%
Top Tradition	130,804	$9.484819	$1,240,654	1.1%	-11.00%	0.54%
Top Plus	64,497	$9.535043	$614,985	0.9%	-10.83%	0.56%
Investar Vision & Top Spectrum	3,942	$9.410021	$37,099	1.4%	-11.27%	0.46%
Top Explorer	117,955	$9.434886	$1,112,889	1.3%	-11.18%	0.51%
Oncore & Firstar Oncore Flex	74,049	$9.385302	$694,972	1.5%	-11.36%	0.69%
Oncore & Firstar Oncore Value	219,089	$9.535043	$2,089,022	0.9%	-10.83%	0.70%
Oncore & Firstar Oncore Premier	1,044,212	$9.410021	$9,826,064	1.4%	-11.27%	0.76%
Oncore & Firstar Oncore Xtra	982,822	$9.410021	$9,248,373	1.4%	-11.27%	0.76%
Oncore & Firstar Oncore Lite	145,844	$9.410021	$1,372,391	1.4%	-11.27%	0.76%

	2,788,387		$26,285,510

VIP Contrafund Subaccount
2006
Top I	12,104	$13.142530	$159,080	1.1%	10.22%	0.98%
Top Tradition	284,381	$13.142530	$3,737,489	1.1%	10.22%	1.01%
Top Plus	86,470	$13.317115	$1,151,529	0.9%	10.44%	0.99%
Investar Vision & Top Spectrum	11,103	$12.885341	$143,060	1.4%	9.90%	0.96%
Top Explorer	219,614	$12.970476	$2,848,502	1.3%	10.01%	1.00%
Oncore & Firstar Oncore Flex	96,104	$12.800970	$1,230,222	1.5%	9.79%	1.00%
Oncore & Firstar Oncore Value	1,926,325	$13.317115	$25,653,098	0.9%	10.44%	1.08%
Oncore & Firstar Oncore Premier	3,279,015	$12.885341	$42,251,220	1.4%	9.90%	1.07%
Oncore & Firstar Oncore Xtra	3,430,873	$12.885341	$44,207,973	1.4%	9.90%	1.07%
Oncore & Firstar Oncore Lite	3,831,444	$12.885341	$49,369,459	1.4%	9.90%	1.07%
Oncore Ultra	64,429	$12.885341	$830,193	1.4%	8.27%	1.07%	8/7/06

	13,241,862		$171,581,825

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2006

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Fidelity Variable Insurance Products Fund — Service Class 2: (continued)
VIP Contrafund Subaccount (continued)
2005
Top I	13,160	$11.923636	$156,911	1.1%	15.38%	0.13%
Top Tradition	234,958	$11.923636	$2,801,553	1.1%	15.38%	0.10%
Top Plus	86,323	$12.058187	$1,040,901	0.9%	15.61%	0.11%
Investar Vision & Top Spectrum	12,539	$11.724900	$147,016	1.4%	15.04%	0.14%
Top Explorer	199,981	$11.790742	$2,357,929	1.3%	15.15%	0.11%
Oncore & Firstar Oncore Flex	94,484	$11.659576	$1,101,644	1.5%	14.93%	0.09%
Oncore & Firstar Oncore Value	1,228,615	$12.058187	$14,814,868	0.9%	15.61%	0.09%
Oncore & Firstar Oncore Premier	2,104,925	$11.724900	$24,680,032	1.4%	15.04%	0.10%
Oncore & Firstar Oncore Xtra	2,364,951	$11.724900	$27,728,819	1.4%	15.04%	0.10%
Oncore & Firstar Oncore Lite	1,657,605	$11.724900	$19,435,256	1.4%	15.04%	0.10%

	7,997,541		$94,264,929

2004
Top I	6,505	$10.334117	$67,221	1.1%	13.90%	0.20%
Top Tradition	147,010	$10.334117	$1,519,221	1.1%	13.90%	0.17%
Top Plus	68,693	$10.430125	$716,475	0.9%	14.13%	0.23%
Investar Vision & Top Spectrum	14,766	$10.191930	$150,493	1.4%	13.56%	0.15%
Top Explorer	142,693	$10.239077	$1,461,046	1.3%	13.68%	0.18%
Oncore & Firstar Oncore Flex	47,346	$10.145103	$480,329	1.5%	13.45%	0.20%
Oncore & Firstar Oncore Value	597,830	$10.430125	$6,235,444	0.9%	14.13%	0.17%
Oncore & Firstar Oncore Premier	1,433,277	$10.191930	$14,607,855	1.4%	13.56%	0.18%
Oncore & Firstar Oncore Xtra	1,621,864	$10.191930	$16,529,924	1.4%	13.56%	0.18%
Oncore & Firstar Oncore Lite	841,473	$10.191930	$8,576,234	1.4%	13.56%	0.18%

	4,921,457		$50,344,242

2003
Top I	7,770	$9.072746	$70,495	1.1%	26.80%	0.30%
Top Tradition	85,522	$9.072746	$775,923	1.1%	26.80%	0.22%
Top Plus	69,265	$9.138874	$633,003	0.9%	27.05%	0.24%
Investar Vision & Top Spectrum	9,200	$8.974539	$82,567	1.4%	26.43%	0.16%
Top Explorer	94,161	$9.007136	$848,121	1.3%	26.55%	0.30%
Oncore & Firstar Oncore Flex	39,892	$8.942128	$356,722	1.5%	26.30%	0.32%
Oncore & Firstar Oncore Value	368,098	$9.138874	$3,363,999	0.9%	27.05%	0.23%
Oncore & Firstar Oncore Premier	1,039,505	$8.974539	$9,329,076	1.4%	26.43%	0.25%
Oncore & Firstar Oncore Xtra	1,194,552	$8.974539	$10,720,550	1.4%	26.43%	0.25%
Oncore & Firstar Oncore Lite	452,094	$8.974539	$4,057,337	1.4%	26.43%	0.25%

	3,360,059		$30,237,793

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2006

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Fidelity Variable Insurance Products Fund — Service Class 2: (continued)
VIP Contrafund Subaccount (continued)
2002
Top I	4,584	$7.155031	$32,796	1.1%	-10.59%	0.63%
Top Tradition	41,004	$7.155031	$293,386	1.1%	-10.59%	0.58%
Top Plus	41,886	$7.192959	$301,283	0.9%	-10.41%	0.49%
Investar Vision & Top Spectrum	2,365	$7.098583	$16,791	1.4%	-10.85%	0.68%
Top Explorer	74,604	$7.117333	$530,980	1.3%	-10.77%	0.44%
Oncore & Firstar Oncore Flex	45,890	$7.079920	$324,896	1.5%	-10.94%	0.51%
Oncore & Firstar Oncore Value	209,793	$7.192959	$1,509,034	0.9%	-10.41%	0.67%
Oncore & Firstar Oncore Premier	793,344	$7.098583	$5,631,617	1.4%	-10.85%	0.60%
Oncore & Firstar Oncore Xtra	888,668	$7.098583	$6,308,286	1.4%	-10.85%	0.60%
Oncore & Firstar Oncore Lite	138,341	$7.098583	$982,025	1.4%	-10.85%	0.60%

	2,240,479		$15,931,094

VIP Growth Subaccount
2006
Top I	6,185	$6.978809	$43,167	1.1%	5.42%	0.16%
Top Tradition	72,036	$6.978809	$502,726	1.1%	5.42%	0.16%
Top Plus	20,080	$7.071552	$141,998	0.9%	5.62%	0.19%
Investar Vision & Top Spectrum	16,778	$6.842161	$114,795	1.4%	5.10%	0.18%
Top Explorer	84,124	$6.887375	$579,394	1.3%	5.21%	0.16%
Oncore & Firstar Oncore Flex	26,248	$6.797314	$178,413	1.5%	5.00%	0.18%
Oncore & Firstar Oncore Value	259,391	$7.071552	$1,834,294	0.9%	5.62%	0.16%
Oncore & Firstar Oncore Premier	1,210,491	$6.842161	$8,282,371	1.4%	5.10%	0.16%
Oncore & Firstar Oncore Xtra	1,309,150	$6.842161	$8,957,415	1.4%	5.10%	0.16%
Oncore & Firstar Oncore Lite	466,218	$6.842161	$3,189,942	1.4%	5.10%	0.16%
Oncore Ultra	1,824	$6.842161	$12,482	1.4%	8.89%	0.16%	8/7/06

	3,472,525		$23,836,997

2005
Top I	6,227	$6.620268	$41,228	1.1%	4.36%	0.33%
Top Tradition	68,531	$6.620268	$453,693	1.1%	4.36%	0.27%
Top Plus	36,291	$6.694999	$242,968	0.9%	4.56%	0.28%
Investar Vision & Top Spectrum	20,540	$6.509857	$133,714	1.4%	4.05%	0.28%
Top Explorer	91,639	$6.546422	$599,911	1.3%	4.15%	0.27%
Oncore & Firstar Oncore Flex	29,401	$6.473550	$190,328	1.5%	3.95%	0.39%
Oncore & Firstar Oncore Value	256,585	$6.694999	$1,717,839	0.9%	4.56%	0.27%
Oncore & Firstar Oncore Premier	1,357,846	$6.509857	$8,839,381	1.4%	4.05%	0.27%
Oncore & Firstar Oncore Xtra	1,255,453	$6.509857	$8,172,820	1.4%	4.05%	0.27%
Oncore & Firstar Oncore Lite	427,263	$6.509857	$2,781,416	1.4%	4.05%	0.27%

	3,549,776		$23,173,298

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2006

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Fidelity Variable Insurance Products Fund — Service Class 2: (continued)
VIP Growth Subaccount (continued)
2004
Top I	11,489	$6.343833	$72,885	1.1%	2.00%	0.14%
Top Tradition	74,724	$6.343833	$474,034	1.1%	2.00%	0.12%
Top Plus	33,614	$6.402777	$215,222	0.9%	2.20%	0.15%
Investar Vision & Top Spectrum	17,382	$6.256481	$108,748	1.4%	1.69%	0.10%
Top Explorer	81,693	$6.285430	$513,478	1.3%	1.80%	0.13%
Oncore & Firstar Oncore Flex	55,798	$6.227715	$347,495	1.5%	1.59%	0.13%
Oncore & Firstar Oncore Value	260,661	$6.402777	$1,668,954	0.9%	2.20%	0.12%
Oncore & Firstar Oncore Premier	1,404,305	$6.256481	$8,786,013	1.4%	1.69%	0.13%
Oncore & Firstar Oncore Xtra	1,375,206	$6.256481	$8,603,951	1.4%	1.69%	0.13%
Oncore & Firstar Oncore Lite	344,710	$6.256481	$2,156,668	1.4%	1.69%	0.13%

	3,659,582		$22,947,448

2003
Top I	10,525	$6.219608	$65,464	1.1%	31.10%	0.13%
Top Tradition	58,159	$6.219608	$361,727	1.1%	31.10%	0.10%
Top Plus	50,194	$6.264948	$314,461	0.9%	31.36%	0.11%
Investar Vision & Top Spectrum	9,718	$6.152233	$59,789	1.4%	30.71%	0.10%
Top Explorer	80,868	$6.174579	$499,326	1.3%	30.84%	0.11%
Oncore & Firstar Oncore Flex	53,550	$6.129997	$328,260	1.5%	30.58%	0.09%
Oncore & Firstar Oncore Value	246,113	$6.264948	$1,541,885	0.9%	31.36%	0.10%
Oncore & Firstar Oncore Premier	1,197,622	$6.152233	$7,368,049	1.4%	30.71%	0.11%
Oncore & Firstar Oncore Xtra	1,241,472	$6.152233	$7,637,826	1.4%	30.71%	0.11%
Oncore & Firstar Oncore Lite	279,691	$6.152233	$1,720,724	1.4%	30.71%	0.11%

	3,227,912		$19,897,511

2002
Top I	13,980	$4.744149	$66,324	1.1%	-31.06%	0.13%
Top Tradition	40,662	$4.744149	$192,905	1.1%	-31.06%	0.12%
Top Plus	24,373	$4.769312	$116,240	0.9%	-30.92%	0.13%
Investar Vision & Top Spectrum	5,217	$4.706684	$24,555	1.4%	-31.26%	0.15%
Top Explorer	63,190	$4.719133	$298,201	1.3%	-31.19%	0.13%
Oncore & Firstar Oncore Flex	39,024	$4.694294	$183,190	1.5%	-31.33%	0.19%
Oncore & Firstar Oncore Value	201,437	$4.769312	$960,718	0.9%	-30.92%	0.12%
Oncore & Firstar Oncore Premier	1,017,060	$4.706684	$4,786,979	1.4%	-31.26%	0.15%
Oncore & Firstar Oncore Xtra	1,208,959	$4.706684	$5,690,189	1.4%	-31.26%	0.15%
Oncore & Firstar Oncore Lite	163,350	$4.706684	$768,839	1.4%	-31.26%	0.15%

	2,777,252		$13,088,140

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2006

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Fidelity Variable Insurance Products Fund — Service Class 2: (continued)
VIP Equity-Income Subaccount
2006
Top I	746	$12.281283	$9,167	1.1%	18.63%	6.94%
Top Tradition	26,219	$12.281283	$322,008	1.1%	18.63%	4.27%
Top Plus	16,060	$15.298642	$245,698	0.9%	18.86%	3.20%
Top Spectrum	94	$12.239288	$1,149	1.4%	18.28%	2.89%
Top Explorer	27,485	$15.103470	$415,115	1.3%	18.39%	3.20%
Oncore & Firstar Oncore Flex	39,152	$14.554758	$569,844	1.5%	18.16%	3.18%
Oncore & Firstar Oncore Value	603,255	$14.834207	$8,948,804	0.9%	18.86%	4.63%
Oncore & Firstar Oncore Premier	1,401,746	$14.600850	$20,466,676	1.4%	18.28%	3.68%
Oncore & Firstar Oncore Xtra	1,034,143	$14.600850	$15,099,362	1.4%	18.28%	3.68%
Oncore & Firstar Oncore Lite	1,987,538	$14.600850	$29,019,751	1.4%	18.28%	3.68%
Oncore Ultra	122,320	$14.600850	$1,785,976	1.4%	12.00%	3.68%	8/7/06

	5,258,758		$76,883,550

2005
Top Plus	14,967	$12.870922	$192,633	0.9%	4.63%	1.36%
Top Explorer	21,012	$12.756942	$268,048	1.3%	4.22%	1.20%
Oncore & Firstar Oncore Flex	27,497	$12.317694	$338,694	1.5%	4.01%	0.93%
Oncore & Firstar Oncore Value	113,923	$12.480194	$1,421,775	0.9%	4.63%	0.90%
Oncore & Firstar Oncore Premier	814,934	$12.344563	$10,060,001	1.4%	4.12%	1.07%
Oncore & Firstar Oncore Xtra	579,698	$12.344563	$7,156,119	1.4%	4.12%	1.07%
Oncore & Firstar Oncore Lite	640,980	$12.344563	$7,912,636	1.4%	4.12%	1.07%

	2,213,011		$27,349,906

2004
Top Plus	14,449	$12.301227	$177,742	0.9%	10.24%	0.55%
Top Explorer	9,966	$12.240475	$121,992	1.3%	9.80%	0.38%
Oncore & Firstar Oncore Flex	14,591	$11.842290	$172,794	1.5%	9.58%	0.47%
Oncore & Firstar Oncore Value	46,981	$11.927794	$560,379	0.9%	10.24%	0.50%
Oncore & Firstar Oncore Premier	398,660	$11.856466	$4,726,689	1.4%	9.69%	0.28%
Oncore & Firstar Oncore Xtra	369,540	$11.856466	$4,381,442	1.4%	9.69%	0.28%
Oncore & Firstar Oncore Lite	305,967	$11.856466	$3,627,690	1.4%	9.69%	0.28%

	1,160,154		$13,768,728

2003
Top Plus	1,749	$11.158744	$19,514	0.9%	11.59%	0.00%	10/1/03
Top Explorer	1,298	$11.147766	$14,471	1.3%	11.48%	0.00%	10/1/03
Oncore Flex	3,106	$10.806489	$33,564	1.5%	8.06%	0.00%	10/15/03
Oncore Value	6,119	$10.819985	$66,206	0.9%	8.20%	0.00%	10/15/03
Oncore & Firstar Oncore Premier	41,389	$10.808731	$447,372	1.4%	8.09%	0.00%	10/15/03
Oncore & Firstar Oncore Xtra	35,448	$10.808731	$383,143	1.4%	8.09%	0.00%	10/15/03
Oncore & Firstar Oncore Lite	7,599	$10.808731	$82,132	1.4%	8.09%	0.00%	10/15/03

	96,708		$1,046,402

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2006

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Janus Aspen Series — Service Shares:
Large Cap Growth Subaccount
2006
Top Tradition	57,146	$6.604523	$377,422	1.1%	9.93%	0.28%
Top Plus	13,130	$6.692308	$87,869	0.9%	10.14%	0.26%
Top Explorer	105,189	$6.517998	$685,624	1.3%	9.71%	0.28%
Oncore & Firstar Oncore Flex	39,579	$6.432734	$254,603	1.5%	9.49%	0.26%
Oncore & Firstar Oncore Value	196,216	$6.692308	$1,313,140	0.9%	10.14%	0.28%
Oncore & Firstar Oncore Premier	1,005,686	$6.475172	$6,511,980	1.4%	9.60%	0.28%
Oncore & Firstar Oncore Xtra	1,159,142	$6.475172	$7,505,646	1.4%	9.60%	0.28%
Oncore & Firstar Oncore Lite	509,964	$6.475172	$3,302,107	1.4%	9.60%	0.28%
Oncore Ultra	1,188	$6.475172	$7,695	1.4%	10.77%	0.28%	8/7/06

	3,087,240		$20,046,086

2005
Top Tradition	56,229	$6.008117	$337,828	1.1%	2.88%	0.13%
Top Plus	20,034	$6.075961	$121,727	0.9%	3.09%	0.12%
Top Explorer	119,176	$5.941109	$708,038	1.3%	2.68%	0.12%
Oncore & Firstar Oncore Flex	52,402	$5.874944	$307,857	1.5%	2.48%	0.13%
Oncore & Firstar Oncore Value	228,716	$6.075961	$1,389,667	0.9%	3.09%	0.13%
Oncore & Firstar Oncore Premier	1,252,888	$5.907893	$7,401,931	1.4%	2.58%	0.13%
Oncore & Firstar Oncore Xtra	1,270,210	$5.907893	$7,504,265	1.4%	2.58%	0.13%
Oncore & Firstar Oncore Lite	307,216	$5.907893	$1,815,001	1.4%	2.58%	0.13%

	3,306,871		$19,586,314

2004
Top Tradition	62,889	$5.839672	$367,251	1.1%	3.06%	0.00%
Top Plus	21,338	$5.893969	$125,767	0.9%	3.27%	0.00%
Top Explorer	125,636	$5.785921	$726,918	1.3%	2.86%	0.00%
Oncore & Firstar Oncore Flex	68,683	$5.732766	$393,741	1.5%	2.66%	0.00%
Oncore & Firstar Oncore Value	286,066	$5.893969	$1,686,064	0.9%	3.27%	0.00%
Oncore & Firstar Oncore Premier	1,454,352	$5.759254	$8,375,991	1.4%	2.76%	0.00%
Oncore & Firstar Oncore Xtra	1,484,119	$5.759254	$8,547,417	1.4%	2.76%	0.00%
Oncore & Firstar Oncore Lite	143,353	$5.759254	$825,604	1.4%	2.76%	0.00%

	3,646,436		$21,048,753

2003
Top Tradition	58,463	$5.666017	$331,253	1.1%	30.06%	0.00%
Top Plus	23,594	$5.707363	$134,657	0.9%	30.32%	0.00%
Top Explorer	128,282	$5.625002	$721,589	1.3%	29.81%	0.00%
Oncore & Firstar Oncore Flex	85,350	$5.584367	$476,627	1.5%	29.55%	0.00%
Oncore & Firstar Oncore Value	343,417	$5.707363	$1,960,007	0.9%	30.32%	0.00%
Oncore & Firstar Oncore Premier	1,661,880	$5.604628	$9,314,217	1.4%	29.68%	0.00%
Oncore & Firstar Oncore Xtra	1,738,954	$5.604628	$9,746,189	1.4%	29.68%	0.00%
Oncore & Firstar Oncore Lite	121,438	$5.604628	$680,617	1.4%	29.68%	0.00%

	4,161,378		$23,365,156

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2006

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Janus Aspen Series — Service Shares: (continued)
Large Cap Growth Subaccount (continued)
2002
Top Tradition	74,617	$4.356366	$325,059	1.1%	-27.52%	0.00%
Top Plus	42,173	$4.379486	$184,695	0.9%	-27.38%	0.00%
Top Explorer	132,552	$4.333374	$574,396	1.3%	-27.66%	0.00%
Oncore & Firstar Oncore Flex	124,579	$4.310559	$537,004	1.5%	-27.81%	0.00%
Oncore & Firstar Oncore Value	420,322	$4.379486	$1,840,793	0.9%	-27.38%	0.00%
Oncore & Firstar Oncore Premier	1,944,519	$4.321940	$8,404,101	1.4%	-27.73%	0.00%
Oncore & Firstar Oncore Xtra	2,052,917	$4.321940	$8,872,582	1.4%	-27.73%	0.00%
Oncore & Firstar Oncore Lite	88,062	$4.321940	$380,598	1.4%	-27.73%	0.00%

	4,879,741		$21,119,228

Worldwide Growth Subaccount
2006
Top Tradition	73,429	$6.929407	$508,823	1.1%	16.66%	1.63%
Top Plus	15,588	$7.021490	$109,449	0.9%	16.89%	1.53%
Top Explorer	104,349	$6.838605	$713,601	1.3%	16.43%	1.61%
Oncore Flex	24,745	$6.749191	$167,006	1.5%	16.20%	1.57%
Oncore & Firstar Oncore Value	210,709	$7.021490	$1,479,488	0.9%	16.89%	1.66%
Oncore & Firstar Oncore Premier	776,540	$6.793699	$5,275,583	1.4%	16.31%	1.63%
Oncore & Firstar Oncore Xtra	894,939	$6.793699	$6,079,944	1.4%	16.31%	1.63%
Oncore & Firstar Oncore Lite	214,490	$6.793699	$1,457,184	1.4%	16.31%	1.63%
Oncore Ultra	24,417	$6.793699	$165,884	1.4%	18.53%	1.63%	8/7/06

	2,339,206		$15,956,962

2005
Top Tradition	79,457	$5.940015	$471,973	1.1%	4.42%	1.22%
Top Plus	22,398	$6.007072	$134,549	0.9%	4.63%	1.23%
Top Explorer	142,411	$5.873732	$836,486	1.3%	4.22%	1.18%
Oncore Flex	28,961	$5.808349	$168,213	1.5%	4.01%	1.15%
Oncore & Firstar Oncore Value	258,878	$6.007072	$1,555,100	0.9%	4.63%	1.27%
Oncore & Firstar Oncore Premier	943,741	$5.840921	$5,512,314	1.4%	4.11%	1.20%
Oncore & Firstar Oncore Xtra	1,055,526	$5.840921	$6,165,245	1.4%	4.11%	1.20%
Oncore & Firstar Oncore Lite	182,235	$5.840921	$1,064,424	1.4%	4.11%	1.20%

	2,713,607		$15,908,304

2004
Top Tradition	80,195	$5.688478	$456,190	1.1%	3.39%	0.94%
Top Plus	23,884	$5.741345	$137,129	0.9%	3.59%	0.91%
Top Explorer	169,944	$5.636093	$957,823	1.3%	3.18%	0.90%
Oncore & Firstar Oncore Flex	41,746	$5.584344	$233,126	1.5%	2.98%	0.80%
Oncore & Firstar Oncore Value	265,504	$5.741345	$1,524,350	0.9%	3.59%	0.87%
Oncore & Firstar Oncore Premier	1,144,260	$5.610137	$6,419,444	1.4%	3.08%	0.87%
Oncore & Firstar Oncore Xtra	1,225,751	$5.610137	$6,876,632	1.4%	3.08%	0.87%
Oncore & Firstar Oncore Lite	173,925	$5.610137	$975,745	1.4%	3.08%	0.87%

	3,125,209		$17,580,439

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2006

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Janus Aspen Series — Service Shares: (continued)
Worldwide Growth Subaccount (continued)
2003
Top Tradition	78,874	$5.502103	$433,971	1.1%	22.34%	0.78%
Top Plus	28,186	$5.542235	$156,215	0.9%	22.58%	0.83%
Top Explorer	184,594	$5.462268	$1,008,304	1.3%	22.09%	0.86%
Oncore & Firstar Oncore Flex	62,160	$5.422827	$337,082	1.5%	21.85%	2.02%
Oncore & Firstar Oncore Value	326,572	$5.542235	$1,809,938	0.9%	22.58%	0.83%
Oncore & Firstar Oncore Premier	1,449,981	$5.442491	$7,891,508	1.4%	21.97%	0.78%
Oncore & Firstar Oncore Xtra	1,393,690	$5.442491	$7,585,147	1.4%	21.97%	0.78%
Oncore & Firstar Oncore Lite	277,683	$5.442491	$1,511,287	1.4%	21.97%	0.78%

	3,801,740		$20,733,452

2002
Top Tradition	91,603	$4.497548	$411,987	1.1%	-26.52%	0.62%
Top Plus	35,573	$4.521400	$160,842	0.9%	-26.37%	0.54%
Top Explorer	191,295	$4.473819	$855,819	1.3%	-26.66%	0.59%
Oncore & Firstar Oncore Flex	644,319	$4.450281	$2,867,400	1.5%	-26.81%	0.31%
Oncore & Firstar Oncore Value	398,989	$4.521400	$1,803,989	0.9%	-26.37%	0.56%
Oncore & Firstar Oncore Premier	1,680,823	$4.462021	$7,499,866	1.4%	-26.73%	0.60%
Oncore & Firstar Oncore Xtra	3,982,164	$4.462021	$17,768,499	1.4%	-26.73%	0.60%
Oncore & Firstar Oncore Lite	231,665	$4.462021	$1,033,695	1.4%	-26.73%	0.60%

	7,256,431		$32,402,097

Balanced Subaccount
2006
Top Tradition	86,356	$11.849393	$1,023,272	1.1%	9.22%	1.94%
Top Plus	49,641	$12.006817	$596,028	0.9%	9.43%	1.88%
Top Explorer	145,130	$11.694270	$1,697,190	1.3%	9.00%	1.86%
Oncore & Firstar Oncore Flex	94,470	$11.541444	$1,090,315	1.5%	8.79%	1.91%
Oncore & Firstar Oncore Value	340,165	$12.006817	$4,084,299	0.9%	9.43%	1.91%
Oncore & Firstar Oncore Premier	1,948,408	$11.617502	$22,635,637	1.4%	8.89%	1.92%
Oncore & Firstar Oncore Xtra	1,802,951	$11.617502	$20,945,787	1.4%	8.89%	1.92%
Oncore & Firstar Oncore Lite	792,312	$11.617502	$9,204,682	1.4%	8.89%	1.92%
Oncore Ultra	7,281	$11.617502	$84,584	1.4%	8.22%	1.92%	8/7/06

	5,266,714		$61,361,794

2005
Top Tradition	86,840	$10.849455	$942,170	1.1%	6.49%	2.11%
Top Plus	55,547	$10.971891	$609,456	0.9%	6.70%	2.04%
Top Explorer	179,272	$10.728530	$1,923,330	1.3%	6.28%	2.06%
Oncore & Firstar Oncore Flex	103,359	$10.609175	$1,096,549	1.5%	6.07%	2.04%
Oncore & Firstar Oncore Value	360,722	$10.971891	$3,957,800	0.9%	6.70%	2.11%
Oncore & Firstar Oncore Premier	2,290,071	$10.668607	$24,431,864	1.4%	6.18%	2.06%
Oncore & Firstar Oncore Xtra	1,926,248	$10.668607	$20,550,388	1.4%	6.18%	2.06%
Oncore & Firstar Oncore Lite	734,655	$10.668607	$7,837,742	1.4%	6.18%	2.06%

	5,736,714		$61,349,299

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2006

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Janus Aspen Series — Service Shares: (continued)
Balanced Subaccount (continued)
2004
Top Tradition	85,175	$10.188011	$867,762	1.1%	7.11%	2.23%
Top Plus	62,865	$10.282656	$646,417	0.9%	7.32%	2.32%
Top Explorer	185,996	$10.094323	$1,877,508	1.3%	6.90%	2.22%
Oncore & Firstar Oncore Flex	120,930	$10.001677	$1,209,502	1.5%	6.69%	2.09%
Oncore & Firstar Oncore Value	351,147	$10.282656	$3,610,726	0.9%	7.32%	2.23%
Oncore & Firstar Oncore Premier	2,583,237	$10.047828	$25,955,914	1.4%	6.79%	2.13%
Oncore & Firstar Oncore Xtra	2,093,026	$10.047828	$21,030,365	1.4%	6.79%	2.13%
Oncore & Firstar Oncore Lite	731,854	$10.047828	$7,353,547	1.4%	6.79%	2.13%

	6,214,230		$62,551,741

2003
Top Tradition	87,012	$9.511581	$827,623	1.1%	12.49%	1.89%
Top Plus	62,173	$9.580905	$595,674	0.9%	12.71%	1.78%
Top Explorer	188,592	$9.442810	$1,780,834	1.3%	12.26%	1.84%
Oncore & Firstar Oncore Flex	145,008	$9.374671	$1,359,403	1.5%	12.04%	1.80%
Oncore & Firstar Oncore Value	367,126	$9.580905	$3,517,403	0.9%	12.71%	1.79%
Oncore & Firstar Oncore Premier	2,925,435	$9.408634	$27,524,349	1.4%	12.15%	1.79%
Oncore & Firstar Oncore Xtra	2,526,974	$9.408634	$23,775,371	1.4%	12.15%	1.79%
Oncore & Firstar Oncore Lite	750,058	$9.408634	$7,057,019	1.4%	12.15%	1.79%

	7,052,378		$66,437,676

2002
Top Tradition	74,427	$8.455853	$629,346	1.1%	-7.69%	2.24%
Top Plus	68,185	$8.500668	$579,620	0.9%	-7.51%	1.96%
Top Explorer	180,189	$8.411342	$1,515,635	1.3%	-7.87%	2.02%
Oncore & Firstar Oncore Flex	157,176	$8.367134	$1,315,109	1.5%	-8.05%	1.91%
Oncore & Firstar Oncore Value	388,415	$8.500668	$3,301,789	0.9%	-7.51%	1.96%
Oncore & Firstar Oncore Premier	3,334,140	$8.389176	$27,970,681	1.4%	-7.96%	2.06%
Oncore & Firstar Oncore Xtra	2,937,078	$8.389176	$24,639,663	1.4%	-7.96%	2.06%
Oncore & Firstar Oncore Lite	619,150	$8.389176	$5,194,162	1.4%	-7.96%	2.06%

	7,758,760		$65,146,005

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2006

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Janus Aspen Series — Service Shares: (continued)
International Growth Subaccount
2006
Top I	10,899	$15.868292	$172,955	1.1%	45.04%	1.57%
Top Tradition	43,537	$30.204391	$1,314,999	1.1%	45.04%	2.03%
Top Plus	14,907	$30.424189	$453,521	0.9%	45.33%	1.87%
Investar Vision & Top Spectrum	1,573	$15.814085	$24,881	1.4%	44.61%	2.05%
Top Explorer	24,513	$29.986607	$735,058	1.3%	44.75%	2.05%
Oncore & Firstar Oncore Flex	51,058	$12.644092	$645,582	1.5%	44.47%	2.02%
Oncore & Firstar Oncore Value	1,236,468	$13.154029	$16,264,538	0.9%	45.33%	2.07%
Oncore & Firstar Oncore Premier	1,643,327	$12.727444	$20,915,346	1.4%	44.61%	2.06%
Oncore & Firstar Oncore Xtra	2,097,322	$12.727444	$26,693,547	1.4%	44.61%	2.06%
Oncore & Firstar Oncore Lite	3,267,231	$12.727444	$41,583,504	1.4%	44.61%	2.06%
Oncore Ultra	162,982	$12.727444	$2,074,342	1.4%	26.22%	2.06%	8/7/06

	8,553,817		$110,878,273

2005
Top I	730	$10.940746	$7,982	1.1%	9.41%	5.29%	11/2/05
Top Tradition	21,603	$20.825080	$449,892	1.1%	30.51%	1.18%
Top Plus	9,531	$20.935255	$199,528	0.9%	30.77%	1.18%
Top Spectrum	1,092	$10.935612	$11,946	1.4%	9.36%	2.77%	11/2/05
Top Explorer	15,727	$20.715657	$325,802	1.3%	30.25%	1.32%
Oncore & Firstar Oncore Flex	33,250	$8.752122	$291,012	1.5%	30.00%	1.12%
Oncore & Firstar Oncore Value	478,472	$9.051443	$4,330,866	0.9%	30.77%	1.22%
Oncore & Firstar Oncore Premier	751,663	$8.801164	$6,615,512	1.4%	30.12%	1.16%
Oncore & Firstar Oncore Xtra	1,114,171	$8.801164	$9,806,004	1.4%	30.12%	1.16%
Oncore & Firstar Oncore Lite	658,627	$8.801164	$5,796,668	1.4%	30.12%	1.16%

	3,084,866		$27,835,212

2004
Top Tradition	4,102	$15.956850	$65,458	1.1%	17.39%	0.95%
Top Plus	1,674	$16.009646	$26,796	0.9%	17.63%	2.98%
Top Explorer	5,167	$15.904258	$82,173	1.3%	17.16%	1.24%
Oncore & Firstar Oncore Flex	32,254	$6.732589	$217,152	1.5%	16.93%	0.80%
Oncore & Firstar Oncore Value	196,732	$6.921832	$1,361,749	0.9%	17.63%	0.94%
Oncore & Firstar Oncore Premier	620,333	$6.763671	$4,195,727	1.4%	17.04%	0.86%
Oncore & Firstar Oncore Xtra	789,810	$6.763671	$5,342,017	1.4%	17.04%	0.86%
Oncore & Firstar Oncore Lite	207,603	$6.763671	$1,404,156	1.4%	17.04%	0.86%

	1,857,675		$12,695,228

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2006

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Janus Aspen Series — Service Shares: (continued)
International Growth Subaccount (continued)
2003
Top Tradition	150	$13.592795	$2,034	1.1%	35.93%	1.04%	5/1/03
Top Explorer	33	$13.574869	$451	1.3%	35.75%	0.70%	5/1/03
Oncore & Firstar Oncore Flex	55,592	$5.757890	$320,091	1.5%	32.55%	2.89%
Oncore & Firstar Oncore Value	136,058	$5.884653	$800,653	0.9%	33.33%	0.96%
Oncore & Firstar Oncore Premier	739,566	$5.778757	$4,273,781	1.4%	32.68%	0.88%
Oncore & Firstar Oncore Xtra	618,597	$5.778757	$3,574,719	1.4%	32.68%	0.88%
Oncore & Firstar Oncore Lite	124,741	$5.778757	$720,848	1.4%	32.68%	0.88%

	1,674,737		$9,692,577

2002
Oncore & Firstar Oncore Flex	351,975	$4.344038	$1,528,994	1.5%	-26.86%	0.94%
Oncore & Firstar Oncore Value	181,433	$4.413465	$800,750	0.9%	-26.42%	0.67%
Oncore & Firstar Oncore Premier	759,977	$4.355499	$3,310,077	1.4%	-26.78%	0.68%
Oncore & Firstar Oncore Xtra	2,998,591	$4.355499	$13,060,358	1.4%	-26.78%	0.68%
Oncore Lite	47,413	$4.355499	$206,509	1.4%	-26.78%	0.68%

	4,339,389		$18,906,688

J.P. Morgan Series Trust II:
Small Company Subaccount
2006
Top Tradition	9,414	$17.061467	$160,622	1.1%	13.76%	0.00%
Top Plus	358	$17.236701	$6,163	0.9%	13.98%	0.00%
Investar Vision	33	$11.571579	$387	1.4%	13.42%	0.00%
Top Explorer	7,941	$16.888335	$134,103	1.3%	13.53%	0.00%
Oncore & Firstar Oncore Flex	12,602	$14.026402	$176,754	1.5%	13.31%	0.00%
Oncore & Firstar Oncore Value	277,280	$14.766425	$4,094,429	0.9%	13.98%	0.00%
Oncore & Firstar Oncore Premier	401,922	$14.146719	$5,685,889	1.4%	13.42%	0.00%
Oncore & Firstar Oncore Xtra	408,916	$14.146719	$5,784,818	1.4%	13.42%	0.00%
Oncore & Firstar Oncore Lite	505,709	$14.146719	$7,154,120	1.4%	13.42%	0.00%

	1,624,175		$23,197,285

2005
Top Tradition	11,271	$14.998025	$169,049	1.1%	2.29%	0.00%
Top Plus	358	$15.122149	$5,407	0.9%	2.50%	0.00%
Top Explorer	7,189	$14.875109	$106,939	1.3%	2.09%	0.00%
Oncore & Firstar Oncore Flex	10,774	$12.378673	$133,371	1.5%	1.89%	0.00%
Oncore & Firstar Oncore Value	268,177	$12.954923	$3,474,210	0.9%	2.50%	0.00%
Oncore & Firstar Oncore Premier	472,685	$12.472601	$5,895,609	1.4%	1.99%	0.00%
Oncore & Firstar Oncore Xtra	388,876	$12.472601	$4,850,301	1.4%	1.99%	0.00%
Oncore & Firstar Oncore Lite	410,658	$12.472601	$5,121,968	1.4%	1.99%	0.00%

	1,569,988		$19,756,854

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2006

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

J.P. Morgan Series Trust II: (continued)
Small Company Subaccount (continued)
2004
Top Tradition	14,340	$14.661716	$210,245	1.1%	25.78%	0.00%
Top Plus	7	$14.753893	$101	0.9%	26.03%	0.00%
Top Explorer	9,420	$14.570212	$137,250	1.3%	25.53%	0.00%
Oncore & Firstar Oncore Flex	14,233	$12.148814	$172,911	1.5%	25.29%	0.00%
Oncore & Firstar Oncore Value	244,935	$12.639448	$3,095,843	0.9%	26.03%	0.00%
Oncore & Firstar Oncore Premier	475,235	$12.228991	$5,811,659	1.4%	25.41%	0.00%
Oncore & Firstar Oncore Xtra	418,229	$12.228991	$5,114,514	1.4%	25.41%	0.00%
Oncore & Firstar Oncore Lite	324,871	$12.228991	$3,972,841	1.4%	25.41%	0.00%

	1,501,270		$18,515,364

2003
Top Tradition	6,664	$11.656374	$77,675	1.1%	34.50%	0.00%
Top Plus	351	$11.706405	$4,114	0.9%	34.77%	0.00%
Top Explorer	2,865	$11.606593	$33,252	1.3%	34.23%	0.00%
Oncore & Firstar Oncore Flex	19,288	$9.696858	$187,032	1.5%	33.97%	0.00%
Oncore & Firstar Oncore Value	142,615	$10.028713	$1,430,248	0.9%	34.77%	0.00%
Oncore & Firstar Oncore Premier	272,609	$9.751226	$2,658,270	1.4%	34.10%	0.00%
Oncore & Firstar Oncore Xtra	235,409	$9.751226	$2,295,525	1.4%	34.10%	0.00%
Oncore & Firstar Oncore Lite	88,857	$9.751226	$866,468	1.4%	34.10%	0.00%

	768,658		$7,552,584

2002
Top Tradition	5,552	$8.666477	$48,113	1.1%	-22.51%	0.10%
Top Plus	626	$8.686498	$5,435	0.9%	-22.35%	0.00%
Top Explorer	1,556	$8.646528	$13,454	1.3%	-22.66%	0.19%
Oncore & Firstar Oncore Flex	21,130	$7.238086	$152,943	1.5%	-22.81%	0.20%
Oncore & Firstar Oncore Value	119,187	$7.441595	$886,940	0.9%	-22.35%	0.18%
Oncore & Firstar Oncore Premier	276,669	$7.271507	$2,011,799	1.4%	-22.74%	0.19%
Oncore & Firstar Oncore Xtra	206,205	$7.271507	$1,499,424	1.4%	-22.74%	0.19%
Oncore & Firstar Oncore Lite	35,249	$7.271507	$256,316	1.4%	-22.74%	0.19%

	666,174		$4,874,424

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2006

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

J.P. Morgan Series Trust II: (continued)
Mid Cap Value Subaccount
2006
Top Tradition	53,757	$20.950091	$1,126,210	1.1%	15.57%	0.59%
Top Plus	17,798	$21.165211	$376,700	0.9%	15.80%	0.66%
Investar Vision	2,049	$11.934948	$24,458	1.4%	15.23%	0.48%
Top Explorer	50,948	$20.737536	$1,056,542	1.3%	15.34%	0.62%
Oncore & Firstar Oncore Flex	20,421	$20.527414	$419,191	1.5%	15.12%	0.61%
Oncore & Firstar Oncore Value	1,145,779	$21.165211	$24,250,647	0.9%	15.80%	0.56%
Oncore & Firstar Oncore Premier	1,496,978	$20.632066	$30,885,755	1.4%	15.23%	0.56%
Oncore & Firstar Oncore Xtra	1,297,496	$20.632066	$26,770,014	1.4%	15.23%	0.56%
Oncore & Firstar Oncore Lite	2,977,195	$20.632066	$61,425,678	1.4%	15.23%	0.56%
Oncore Ultra	10,920	$20.632066	$225,303	1.4%	9.40%	0.56%	8/7/06

	7,073,341		$146,560,498

2005
Top Tradition	68,469	$18.127282	$1,241,150	1.1%	8.03%	0.19%
Top Plus	24,543	$18.277281	$448,582	0.9%	8.24%	0.18%
Investar Vision	1,488	$10.357397	$15,412	1.4%	3.57%	0.00%	11/02/05
Top Explorer	54,480	$17.978735	$979,475	1.3%	7.81%	0.17%
Oncore & Firstar Oncore Flex	22,931	$17.831615	$408,905	1.5%	7.60%	0.19%
Oncore & Firstar Oncore Value	822,286	$18.277281	$15,029,151	0.9%	8.24%	0.15%
Oncore & Firstar Oncore Premier	1,185,325	$17.904933	$21,223,165	1.4%	7.71%	0.15%
Oncore & Firstar Oncore Xtra	1,063,060	$17.904933	$19,034,019	1.4%	7.71%	0.15%
Oncore & Firstar Oncore Lite	1,903,328	$17.904933	$34,078,970	1.4%	7.71%	0.15%

	5,145,910		$92,458,829

2004
Top Tradition	42,936	$16.780309	$720,484	1.1%	19.74%	0.26%
Top Plus	19,008	$16.885789	$320,973	0.9%	19.98%	0.24%
Top Explorer	37,732	$16.675598	$629,202	1.3%	19.50%	0.23%
Oncore & Firstar Oncore Flex	17,986	$16.571704	$298,066	1.5%	19.27%	0.27%
Oncore & Firstar Oncore Value	254,317	$16.885789	$4,294,342	0.9%	19.98%	0.26%
Oncore & Firstar Oncore Premier	571,517	$16.623513	$9,500,602	1.4%	19.38%	0.25%
Oncore & Firstar Oncore Xtra	652,219	$16.623513	$10,842,172	1.4%	19.38%	0.25%
Oncore & Firstar Oncore Lite	516,511	$16.623513	$8,586,223	1.4%	19.38%	0.25%

	2,112,226		$35,192,064

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2006

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

J.P. Morgan Series Trust II: (continued)
Mid Cap Value Subaccount (continued)
2003
Top Tradition	23,192	$14.014070	$325,008	1.1%	28.22%	0.34%
Top Plus	9,801	$14.074209	$137,946	0.9%	28.47%	0.20%
Top Explorer	17,936	$13.954242	$250,289	1.3%	27.96%	0.29%
Oncore Flex	11,193	$13.894758	$155,518	1.5%	27.71%	0.37%
Oncore & Firstar Oncore Value	91,955	$14.074209	$1,294,198	0.9%	28.47%	0.27%
Oncore & Firstar Oncore Premier	209,131	$13.924440	$2,912,030	1.4%	27.84%	0.28%
Oncore & Firstar Oncore Xtra	295,312	$13.924440	$4,112,057	1.4%	27.84%	0.28%
Oncore & Firstar Oncore Lite	128,380	$13.924440	$1,787,620	1.4%	27.84%	0.28%

	786,900		$10,974,666

2002
Top Tradition	18,428	$10.929952	$201,413	1.1%	-0.28%	0.03%
Top Plus	2,940	$10.955173	$32,213	0.9%	-0.08%	0.01%
Top Explorer	11,555	$10.904797	$126,009	1.3%	-0.48%	0.04%
Oncore Flex	15,626	$10.879760	$170,009	1.5%	-0.67%	0.04%
Oncore & Firstar Oncore Value	29,825	$10.955173	$326,735	0.9%	-0.08%	0.03%
Oncore & Firstar Oncore Premier	100,375	$10.892268	$1,093,306	1.4%	-0.57%	0.05%
Oncore & Firstar Oncore Xtra	126,635	$10.892268	$1,379,345	1.4%	-0.57%	0.05%
Oncore & Firstar Oncore Lite	27,090	$10.892268	$295,071	1.4%	-0.57%	0.05%

	332,474		$3,624,101

AllianceBernstein Variable Series Product Fund, Inc. — Class B (note 4):
Global Bond Subaccount
2006
Oncore Value	6,661	$12.497051	$83,239	0.9%	3.71%	1.46%
Oncore & Firstar Oncore Premier	6,939	$12.042043	$83,560	1.4%	3.20%	1.32%
Oncore & Firstar Oncore Xtra	14,105	$12.042043	$169,854	1.4%	3.20%	1.32%

	27,705		$336,653

2005
Oncore Flex	109	$11.593853	$1,259	1.5%	-9.22%	9.31%
Oncore Value	8,959	$12.049779	$107,951	0.9%	-8.69%	8.88%
Oncore & Firstar Oncore Premier	7,251	$11.668441	$84,612	1.4%	-9.13%	9.00%
Oncore Xtra	14,360	$11.668441	$167,558	1.4%	-9.13%	9.00%

	30,679		$361,380

2004
Oncore Flex	329	$12.771964	$4,207	1.5%	7.71%	4.78%
Oncore Value	8,961	$13.195901	$118,245	0.9%	8.36%	5.52%
Oncore & Firstar Oncore Premier	9,172	$12.841488	$117,787	1.4%	7.82%	5.68%
Oncore Xtra	12,022	$12.841488	$154,379	1.4%	7.82%	5.68%

	30,484		$394,618

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2006

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

AllianceBernstein Variable Series Product Fund, Inc. — Class B (note 4): (continued)
Global Bond Subaccount (continued)
2003
Oncore Flex	484	$11.857282	$5,734	1.5%	11.41%	5.58%
Oncore Value	9,103	$12.178251	$110,857	0.9%	12.07%	5.84%
Oncore & Firstar Oncore Premier	11,291	$11.910051	$134,483	1.4%	11.52%	6.07%
Oncore Xtra	13,998	$11.910051	$166,714	1.4%	11.52%	6.07%

	34,876		$417,788

2002
Oncore Flex	688	$10.643034	$7,327	1.5%	14.87%	0.95%
Oncore Value	9,238	$10.866508	$100,380	0.9%	15.55%	0.99%
Oncore & Firstar Oncore Premier	18,234	$10.679870	$194,738	1.4%	14.98%	0.91%
Oncore & Firstar Oncore Xtra	17,308	$10.679870	$184,845	1.4%	14.98%	0.91%

	45,468		$487,290

Growth & Income Subaccount
2006
Oncore Flex	1,824	$12.599638	$22,983	1.5%	15.26%	1.25%
Oncore Value	3,689	$13.172788	$48,591	0.9%	15.94%	1.07%
Oncore & Firstar Oncore Premier	50,025	$12.693113	$634,970	1.4%	15.37%	1.17%
Oncore & Firstar Oncore Xtra	47,650	$12.693113	$604,823	1.4%	15.37%	1.17%
Oncore Lite	3,163	$12.693113	$40,154	1.4%	15.37%	1.17%

	106,351		$1,351,521

2005
Oncore & Firstar Oncore Flex	5,297	$10.931504	$57,903	1.5%	3.05%	1.26%
Oncore Value	5,785	$11.361422	$65,725	0.9%	3.67%	1.28%
Oncore & Firstar Oncore Premier	69,499	$11.001805	$764,614	1.4%	3.16%	1.31%
Oncore & Firstar Oncore Xtra	44,739	$11.001805	$492,212	1.4%	3.16%	1.31%
Oncore Lite	4,733	$11.001805	$52,075	1.4%	3.16%	1.31%

	130,053		$1,432,529

2004
Oncore & Firstar Oncore Flex	7,338	$10.607514	$77,837	1.5%	9.57%	0.72%
Oncore & Firstar Oncore Value	6,254	$10.959703	$68,545	0.9%	10.23%	0.85%
Oncore & Firstar Oncore Premier	92,775	$10.665247	$989,464	1.4%	9.68%	0.74%
Oncore & Firstar Oncore Xtra	48,168	$10.665247	$513,725	1.4%	9.68%	0.74%
Oncore Lite	4,881	$10.665247	$52,054	1.4%	9.68%	0.74%

	159,416		$1,701,625

2003
Oncore & Firstar Oncore Flex	8,265	$9.680716	$80,015	1.5%	30.23%	0.80%
Oncore & Firstar Oncore Value	9,831	$9.942851	$97,749	0.9%	31.01%	0.91%
Oncore & Firstar Oncore Premier	102,467	$9.723783	$996,355	1.4%	30.36%	0.82%
Oncore & Firstar Oncore Xtra	44,288	$9.723783	$430,650	1.4%	30.36%	0.82%
Oncore Lite	4,712	$9.723783	$45,818	1.4%	30.36%	0.82%

	169,563		$1,650,587

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2006

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

AllianceBernstein Variable Series Product Fund, Inc. — Class B (note 4): (continued)
Growth & Income Subaccount (continued)
2002
Oncore & Firstar Oncore Flex	11,739	$7.433432	$87,264	1.5%	-23.42%	0.54%
Oncore & Firstar Oncore Value	10,093	$7.589638	$76,599	0.9%	-22.96%	0.57%
Oncore & Firstar Oncore Premier	121,016	$7.459150	$902,673	1.4%	-23.34%	0.57%
Oncore & Firstar Oncore Xtra	76,208	$7.459150	$568,450	1.4%	-23.34%	0.57%
Oncore Lite	4,761	$7.459150	$35,510	1.4%	-23.34%	0.57%

	223,817		$1,670,496

Small Cap Growth Subaccount
2006
Oncore & Firstar Oncore Value	1,144	$14.934115	$17,086	0.9%	9.52%	0.00%
Oncore & Firstar Oncore Premier	8,282	$14.390162	$119,175	1.4%	8.98%	0.00%
Oncore Xtra	1,348	$14.390162	$19,394	1.4%	8.98%	0.00%

	10,774		$155,655

2005
Oncore & Firstar Oncore Value	1,693	$13.635838	$23,091	0.9%	3.92%	0.00%
Oncore & Firstar Oncore Premier	13,925	$13.204143	$183,871	1.4%	3.41%	0.00%
Oncore Xtra	1,365	$13.204143	$18,010	1.4%	3.41%	0.00%

	16,983		$224,972

2004
Oncore & Firstar Oncore Value	1,668	$13.120908	$21,888	0.9%	13.36%	0.00%
Oncore & Firstar Oncore Premier	16,273	$12.768290	$207,768	1.4%	12.80%	0.00%
Oncore Xtra	1,735	$12.768290	$22,156	1.4%	12.80%	0.00%

	19,676		$251,812

2003
Oncore & Firstar Oncore Value	1,766	$11.574351	$20,439	0.9%	47.35%	0.00%
Oncore & Firstar Oncore Premier	20,043	$11.319260	$226,879	1.4%	46.62%	0.00%
Oncore Xtra	2,116	$11.319260	$23,951	1.4%	46.62%	0.00%

	23,925		$271,269

2002
Oncore & Firstar Oncore Value	1,733	$7.855064	$13,614	0.9%	-32.67%	0.00%
Oncore & Firstar Oncore Premier	22,103	$7.719950	$170,633	1.4%	-33.00%	0.00%
Oncore Xtra	2,407	$7.719950	$18,583	1.4%	-33.00%	0.00%

	26,243		$202,830

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2006

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

MFS Variable Insurance Trust — Service Class:
New Discovery Subaccount
2006
Top Tradition	2,506	$12.539731	$31,428	1.1%	11.70%	0.00%
Top Plus	241	$12.668542	$3,047	0.9%	11.93%	0.00%
Investar Vision & Top Spectrum	6,065	$15.539169	$94,251	1.4%	11.37%	0.00%
Top Explorer	2,263	$12.412427	$28,088	1.3%	11.48%	0.00%
Oncore Flex	967	$12.286635	$11,878	1.5%	11.27%	0.00%
Oncore & Firstar Oncore Value	50,574	$12.668542	$640,702	0.9%	11.93%	0.00%
Oncore & Firstar Oncore Premier	76,140	$12.349275	$940,286	1.4%	11.37%	0.00%
Oncore & Firstar Oncore Xtra	47,922	$12.349275	$591,797	1.4%	11.37%	0.00%
Oncore & Firstar Oncore Lite	54,284	$12.349275	$670,367	1.4%	11.37%	0.00%
Oncore Ultra	1,597	$12.349275	$19,719	1.4%	17.39%	0.00%	8/7/06

	242,559		$3,031,563

2005
Top Tradition	2,664	$11.225808	$29,907	1.1%	3.89%	0.00%
Top Plus	571	$11.318722	$6,457	0.9%	4.10%	0.00%
Investar Vision & Top Spectrum	6,065	$13.952143	$84,625	1.4%	3.58%	0.00%
Top Explorer	10,246	$11.133753	$114,072	1.3%	3.69%	0.00%
Oncore & Firstar Oncore Value	49,231	$11.318722	$557,234	0.9%	4.10%	0.00%
Oncore & Firstar Oncore Premier	77,781	$11.088033	$862,434	1.4%	3.58%	0.00%
Oncore & Firstar Oncore Xtra	58,523	$11.088033	$648,905	1.4%	3.58%	0.00%
Oncore & Firstar Oncore Lite	39,581	$11.088033	$438,878	1.4%	3.58%	0.00%

	244,662		$2,742,512

2004
Top Tradition	4,849	$10.805330	$52,395	1.1%	5.05%	0.00%
Top Plus	571	$10.873273	$6,203	0.9%	5.26%	0.00%
Investar Vision & Top Spectrum	6,065	$13.469273	$81,696	1.4%	4.74%	0.00%
Top Explorer	10,550	$10.737853	$113,280	1.3%	4.84%	0.00%
Oncore & Firstar Oncore Flex	1,454	$10.670943	$15,519	1.5%	4.64%	0.00%
Oncore & Firstar Oncore Value	19,767	$10.873273	$214,928	0.9%	5.26%	0.00%
Oncore & Firstar Oncore Premier	83,654	$10.704295	$895,461	1.4%	4.74%	0.00%
Oncore & Firstar Oncore Xtra	54,972	$10.704295	$588,439	1.4%	4.74%	0.00%
Oncore & Firstar Oncore Lite	41,765	$10.704295	$447,063	1.4%	4.74%	0.00%

	223,647		$2,414,984

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2006

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

MFS Variable Insurance Trust — Service Class: (continued)
New Discovery Subaccount (continued)
2003
Top Tradition	7,421	$10.285838	$76,332	1.1%	31.98%	0.00%
Top Plus	571	$10.329989	$5,893	0.9%	32.24%	0.00%
Investar Vision & Top Spectrum	832	$12.859907	$10,698	1.4%	31.59%	0.00%
Top Explorer	9,663	$10.241899	$98,964	1.3%	31.72%	0.00%
Oncore & Firstar Oncore Flex	1,455	$10.198239	$14,834	1.5%	31.46%	0.00%
Oncore & Firstar Oncore Value	24,472	$10.329989	$252,796	0.9%	32.24%	0.00%
Oncore & Firstar Oncore Premier	110,180	$10.220014	$1,126,064	1.4%	31.59%	0.00%
Oncore & Firstar Oncore Xtra	43,538	$10.220014	$444,956	1.4%	31.59%	0.00%
Oncore & Firstar Oncore Lite	33,090	$10.220014	$338,178	1.4%	31.59%	0.00%

	231,222		$2,368,715

2002
Top Tradition	5,703	$7.793469	$44,446	1.1%	-32.54%	0.00%
Top Plus	459	$7.811473	$3,583	0.9%	-32.41%	0.00%
Top Explorer	6,130	$7.775513	$47,667	1.3%	-32.68%	0.00%
Oncore & Firstar Oncore Flex	1,455	$7.757636	$11,286	1.5%	-32.81%	0.00%
Oncore & Firstar Oncore Value	21,801	$7.811473	$170,301	0.9%	-32.41%	0.00%
Oncore & Firstar Oncore Premier	75,537	$7.766559	$586,659	1.4%	-32.74%	0.00%
Oncore & Firstar Oncore Xtra	17,239	$7.766559	$133,889	1.4%	-32.74%	0.00%
Oncore & Firstar Oncore Lite	27,475	$7.766559	$213,384	1.4%	-32.74%	0.00%

	155,799		$1,211,215

Investors Growth Subaccount
2006
Top Tradition	2,060	$10.956952	$22,576	1.1%	6.14%	0.00%
Top Plus	3,866	$11.069521	$42,790	0.9%	6.35%	0.00%
Top Explorer	1,563	$10.845711	$16,957	1.3%	5.93%	0.00%
Oncore Flex	2,331	$10.735763	$25,026	1.5%	5.72%	0.00%
Oncore Value	52,228	$11.069521	$578,140	0.9%	6.35%	0.00%
Oncore & Firstar Oncore Premier	126,187	$10.790536	$1,361,614	1.4%	5.83%	0.00%
Oncore & Firstar Oncore Xtra	184,333	$10.790536	$1,989,054	1.4%	5.83%	0.00%
Oncore & Firstar Oncore Lite	72,462	$10.790536	$781,903	1.4%	5.83%	0.00%
Oncore Ultra	771	$10.790536	$8,324	1.4%	11.30%	0.00%	8/7/06

	445,801		$4,826,384

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2006

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

MFS Variable Insurance Trust — Service Class: (continued)
Investors Growth Subaccount (continued)
2005
Top Tradition	2,307	$10.323124	$23,818	1.1%	3.10%	0.16%
Top Plus	6,523	$10.408592	$67,898	0.9%	3.30%	0.15%
Top Explorer	2,544	$10.238472	$26,051	1.3%	2.89%	0.11%
Oncore Flex	2,334	$10.154653	$23,702	1.5%	2.69%	0.15%
Oncore & Firstar Oncore Value	49,450	$10.408592	$514,706	0.9%	3.30%	0.12%
Oncore & Firstar Oncore Premier	144,380	$10.196440	$1,472,160	1.4%	2.79%	0.14%
Oncore & Firstar Oncore Xtra	193,837	$10.196440	$1,976,449	1.4%	2.79%	0.14%
Oncore & Firstar Oncore Lite	44,799	$10.196440	$456,783	1.4%	2.79%	0.14%

	446,174		$4,561,567

2004
Top Tradition	4,968	$10.013159	$49,749	1.1%	7.80%	0.00%
Top Plus	6,338	$10.076135	$63,860	0.9%	8.01%	0.00%
Top Explorer	1,451	$9.950631	$14,434	1.3%	7.58%	0.00%
Oncore Flex	1,485	$9.888605	$14,686	1.5%	7.37%	0.00%
Oncore & Firstar Oncore Value	38,931	$10.076135	$392,269	0.9%	8.01%	0.00%
Oncore & Firstar Oncore Premier	160,946	$9.919542	$1,596,520	1.4%	7.48%	0.00%
Oncore & Firstar Oncore Xtra	147,730	$9.919542	$1,465,413	1.4%	7.48%	0.00%
Oncore & Firstar Oncore Lite	47,262	$9.919542	$468,813	1.4%	7.48%	0.00%

	409,111		$4,065,744

2003
Top Tradition	4,377	$9.288989	$40,661	1.1%	21.27%	0.00%
Top Plus	3,715	$9.328880	$34,654	0.9%	21.51%	0.00%
Top Explorer	1,954	$9.249306	$18,072	1.3%	21.03%	0.00%
Oncore Flex	387	$9.209858	$3,569	1.5%	20.79%	0.00%
Oncore Value	38,894	$9.328880	$362,839	0.9%	21.51%	0.00%
Oncore & Firstar Oncore Premier	97,785	$9.229545	$902,504	1.4%	20.91%	0.00%
Oncore & Firstar Oncore Xtra	92,928	$9.229545	$857,685	1.4%	20.91%	0.00%
Oncore & Firstar Oncore Lite	31,333	$9.229545	$289,192	1.4%	20.91%	0.00%

	271,373		$2,509,176

2002
Top Tradition	3,427	$7.659680	$26,248	1.1%	-28.50%	0.00%
Top Plus	3,906	$7.677381	$29,990	0.9%	-28.36%	0.00%
Top Explorer	1,309	$7.642033	$10,006	1.3%	-28.64%	0.00%
Oncore Flex	195	$7.624457	$1,485	1.5%	-28.79%	0.00%
Oncore Value	12,078	$7.677381	$92,731	0.9%	-28.36%	0.00%
Oncore & Firstar Oncore Premier	52,655	$7.633237	$401,929	1.4%	-28.72%	0.00%
Oncore & Firstar Oncore Xtra	23,728	$7.633237	$181,120	1.4%	-28.72%	0.00%
Oncore & Firstar Oncore Lite	9,047	$7.633237	$69,057	1.4%	-28.72%	0.00%

	106,345		$812,566

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2006

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

MFS Variable Insurance Trust — Service Class: (continued)
Mid Cap Growth Subaccount
2006
Top Tradition	7,718	$9.776518	$75,456	1.1%	1.19%	0.00%
Top Plus	7,385	$9.876987	$72,946	0.9%	1.39%	0.00%
Investar Vision & Top Spectrum	1,023	$15.462066	$15,815	1.4%	0.89%	0.00%
Top Explorer	28,329	$9.677244	$274,146	1.3%	0.99%	0.00%
Oncore & Firstar Oncore Flex	4,911	$9.579140	$47,047	1.5%	0.79%	0.00%
Oncore & Firstar Oncore Value	190,828	$9.876987	$1,884,802	0.9%	1.39%	0.00%
Oncore & Firstar Oncore Premier	357,007	$9.627990	$3,437,269	1.4%	0.89%	0.00%
Oncore & Firstar Oncore Xtra	188,960	$9.627990	$1,819,301	1.4%	0.89%	0.00%
Oncore & Firstar Oncore Lite	493,294	$9.627990	$4,749,430	1.4%	0.89%	0.00%
Oncore Ultra	39,056	$9.627990	$376,027	1.4%	9.09%	0.00%	8/7/06

	1,318,511		$12,752,239

2005
Top Tradition	8,035	$9.661860	$77,632	1.1%	1.74%	0.00%
Top Plus	7,619	$9.741876	$74,224	0.9%	1.94%	0.00%
Investar Vision & Top Spectrum	1,131	$15.325981	$17,334	1.4%	1.44%	0.00%
Top Explorer	30,195	$9.582619	$289,345	1.3%	1.54%	0.00%
Oncore Flex	2,640	$9.504178	$25,089	1.5%	1.34%	0.00%
Oncore & Firstar Oncore Value	50,988	$9.741876	$496,723	0.9%	1.94%	0.00%
Oncore & Firstar Oncore Premier	230,285	$9.543251	$2,197,664	1.4%	1.44%	0.00%
Oncore & Firstar Oncore Xtra	98,195	$9.543251	$937,103	1.4%	1.44%	0.00%
Oncore & Firstar Oncore Lite	69,956	$9.543251	$667,604	1.4%	1.44%	0.00%

	499,044		$4,782,718

2004
Top Tradition	9,905	$9.496516	$94,067	1.1%	13.13%	0.00%
Top Plus	6,140	$9.556262	$58,680	0.9%	13.36%	0.00%
Investar Vision & Top Spectrum	1,757	$15.108281	$26,538	1.4%	12.80%	0.00%
Top Explorer	15,501	$9.437194	$146,290	1.3%	12.91%	0.00%
Oncore & Firstar Oncore Flex	7,456	$9.378381	$69,921	1.5%	12.68%	0.00%
Oncore & Firstar Oncore Value	42,864	$9.556262	$409,622	0.9%	13.36%	0.00%
Oncore & Firstar Oncore Premier	237,675	$9.407690	$2,235,958	1.4%	12.80%	0.00%
Oncore & Firstar Oncore Xtra	119,645	$9.407690	$1,125,586	1.4%	12.80%	0.00%
Oncore & Firstar Oncore Lite	54,171	$9.407690	$509,628	1.4%	12.80%	0.00%

	495,114		$4,676,290

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2006

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

MFS Variable Insurance Trust — Service Class: (continued)
Mid Cap Growth Subaccount (continued)
2003
Top Tradition	8,022	$8.394263	$67,335	1.1%	35.12%	0.00%
Top Plus	14,883	$8.430327	$125,468	0.9%	35.39%	0.00%
Top Explorer	6,691	$8.358381	$55,927	1.3%	34.86%	0.00%
Oncore & Firstar Oncore Flex	7,240	$8.322741	$60,260	1.5%	34.59%	0.00%
Oncore & Firstar Oncore Value	31,657	$8.430327	$266,876	0.9%	35.39%	0.00%
Oncore & Firstar Oncore Premier	163,533	$8.340512	$1,363,954	1.4%	34.72%	0.00%
Oncore & Firstar Oncore Xtra	69,757	$8.340512	$581,805	1.4%	34.72%	0.00%
Oncore & Firstar Oncore Lite	32,903	$8.340512	$274,426	1.4%	34.72%	0.00%

	334,686		$2,796,051

2002
Top Tradition	1,979	$6.212309	$12,296	1.1%	-44.05%	0.00%
Top Plus	660	$6.226681	$4,109	0.9%	-43.94%	0.00%
Top Explorer	110	$6.197979	$681	1.3%	-44.16%	0.00%
Oncore & Firstar Oncore Flex	4,185	$6.183729	$25,882	1.5%	-44.27%	0.00%
Oncore & Firstar Oncore Value	12,149	$6.226681	$75,649	0.9%	-43.94%	0.00%
Oncore & Firstar Oncore Premier	57,352	$6.190843	$355,056	1.4%	-44.22%	0.00%
Oncore & Firstar Oncore Xtra	27,359	$6.190843	$169,373	1.4%	-44.22%	0.00%
Oncore & Firstar Oncore Lite	17,411	$6.190843	$107,790	1.4%	-44.22%	0.00%

	121,205		$750,836

Total Return Subaccount
2006
Top Tradition	90,029	$13.560219	$1,220,810	1.1%	10.41%	2.30%
Top Plus	82,282	$13.699522	$1,127,228	0.9%	10.63%	2.29%
Investar Vision & Top Spectrum	27,199	$14.205597	$386,384	1.4%	10.09%	2.33%
Top Explorer	81,353	$13.422599	$1,091,975	1.3%	10.19%	2.23%
Oncore & Firstar Oncore Flex	48,364	$13.286570	$642,589	1.5%	9.98%	2.20%
Oncore & Firstar Oncore Value	679,107	$13.699522	$9,303,437	0.9%	10.63%	2.11%
Oncore & Firstar Oncore Premier	2,227,641	$13.354330	$29,748,644	1.4%	10.09%	2.17%
Oncore & Firstar Oncore Xtra	1,135,745	$13.354330	$15,167,119	1.4%	10.09%	2.17%
Oncore & Firstar Oncore Lite	1,086,554	$13.354330	$14,510,198	1.4%	10.09%	2.17%
Oncore Ultra	16,815	$13.354330	$224,559	1.4%	8.08%	2.17%	8/7/06

	5,475,089		$73,422,943

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2006

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

MFS Variable Insurance Trust — Service Class: (continued)
Total Return Subaccount (continued)
2005
Top Tradition	123,025	$12.281462	$1,510,931	1.1%	1.48%	1.91%
Top Plus	110,150	$12.383129	$1,364,001	0.9%	1.69%	1.85%
Investar Vision & Top Spectrum	36,869	$12.904044	$475,760	1.4%	1.18%	1.72%
Top Explorer	98,575	$12.180780	$1,200,714	1.3%	1.28%	1.80%
Oncore & Firstar Oncore Flex	52,087	$12.081085	$629,264	1.5%	1.09%	2.01%
Oncore & Firstar Oncore Value	668,633	$12.383129	$8,279,765	0.9%	1.69%	1.72%
Oncore & Firstar Oncore Premier	2,562,775	$12.130767	$31,088,426	1.4%	1.18%	1.82%
Oncore & Firstar Oncore Xtra	1,389,861	$12.130767	$16,860,079	1.4%	1.18%	1.82%
Oncore & Firstar Oncore Lite	954,019	$12.130767	$11,572,998	1.4%	1.18%	1.82%

	5,995,994		$72,981,938

2004
Top Tradition	117,586	$12.101817	$1,423,003	1.1%	9.82%	1.48%
Top Plus	114,704	$12.177912	$1,396,858	0.9%	10.03%	1.52%
Investar Vision & Top Spectrum	28,501	$12.752922	$363,471	1.4%	9.49%	1.04%
Top Explorer	95,731	$12.026280	$1,151,292	1.3%	9.60%	1.45%
Oncore & Firstar Oncore Flex	64,564	$11.951339	$771,621	1.5%	9.38%	1.52%
Oncore & Firstar Oncore Value	463,212	$12.177912	$5,640,952	0.9%	10.03%	1.43%
Oncore & Firstar Oncore Premier	2,269,205	$11.988710	$27,204,845	1.4%	9.49%	1.48%
Oncore & Firstar Oncore Xtra	1,424,045	$11.988710	$17,072,462	1.4%	9.49%	1.48%
Oncore & Firstar Oncore Lite	699,452	$11.988710	$8,385,524	1.4%	9.49%	1.48%

	5,277,000		$63,410,028

2003
Top Tradition	104,144	$11.020053	$1,147,670	1.1%	14.74%	1.54%
Top Plus	97,808	$11.067354	$1,082,480	0.9%	14.97%	1.76%
Investar Vision & Top Spectrum	8,712	$11.647527	$101,470	1.4%	14.40%	1.49%
Top Explorer	80,644	$10.972988	$884,901	1.3%	14.52%	1.60%
Oncore & Firstar Oncore Flex	72,156	$10.926217	$788,388	1.5%	14.29%	1.24%
Oncore & Firstar Oncore Value	321,878	$11.067354	$3,562,335	0.9%	14.97%	1.45%
Oncore & Firstar Oncore Premier	1,838,602	$10.949550	$20,131,879	1.4%	14.40%	1.40%
Oncore & Firstar Oncore Xtra	1,010,353	$10.949550	$11,062,910	1.4%	14.40%	1.40%
Oncore & Firstar Oncore Lite	351,659	$10.949550	$3,850,511	1.4%	14.40%	1.40%

	3,885,956		$42,612,544

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2006

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

MFS Variable Insurance Trust — Service Class: (continued)
Total Return Subaccount (continued)
2002
Top Tradition	77,880	$9.604094	$747,972	1.1%	-6.38%	1.41%
Top Plus	71,435	$9.626258	$687,653	0.9%	-6.20%	0.94%
Investar Vision & Top Spectrum	4,080	$10.181083	$41,535	1.4%	1.81%	0.00%	8/1/02
Top Explorer	37,201	$9.581997	$356,461	1.3%	-6.57%	1.37%
Oncore & Firstar Oncore Flex	44,426	$9.559994	$424,713	1.5%	-6.75%	0.70%
Oncore & Firstar Oncore Value	174,723	$9.626258	$1,681,931	0.9%	-6.20%	0.95%
Oncore & Firstar Oncore Premier	848,217	$9.570975	$8,118,255	1.4%	-6.66%	0.97%
Oncore & Firstar Oncore Xtra	466,512	$9.570975	$4,464,978	1.4%	-6.66%	0.97%
Oncore & Firstar Oncore Lite	163,094	$9.570975	$1,560,965	1.4%	-6.66%	0.97%

	1,887,568		$18,084,463

First American Insurance Portfolios, Inc. (Class IB) (note 4):
Corporate Bond Subaccount
2003
Investar Vision & Top Spectrum	53,559	$12.851835	$688,329	1.4%	6.54%	3.67%
Firstar Oncore Flex	1,462	$12.171651	$17,792	1.5%	6.44%	3.70%
Firstar Oncore Value	1,451	$12.531629	$18,186	0.9%	7.07%	3.98%
Firstar Oncore Premier	59,269	$12.230767	$724,910	1.4%	6.54%	4.25%
Firstar Oncore Xtra	63,146	$12.230767	$772,326	1.4%	6.54%	4.25%
Firstar Oncore Lite	50,022	$12.230767	$611,805	1.4%	6.54%	4.25%

	228,909		$2,833,348

2002
Investar Vision & Top Spectrum	67,190	$12.062575	$810,494	1.4%	4.60%	4.41%
Firstar Oncore Flex	2,784	$11.435421	$31,832	1.5%	4.50%	1.68%
Firstar Oncore Value	1,763	$11.704016	$20,635	0.9%	5.12%	4.67%
Firstar Oncore Premier	58,239	$11.479639	$668,555	1.4%	4.60%	4.43%
Firstar Oncore Xtra	55,735	$11.479639	$639,817	1.4%	4.60%	4.43%
Firstar Oncore Lite	48,688	$11.479639	$558,923	1.4%	4.60%	4.43%

	234,399		$2,730,256

Equity Income Subaccount
2003
Investar Vision & Top Spectrum	309,372	$13.986596	$4,327,059	1.4%	24.92%	1.67%
Firstar Oncore Flex	11,011	$9.267727	$102,048	1.5%	24.80%	1.75%
Firstar Oncore Value	48,399	$9.541858	$461,815	0.9%	25.54%	1.70%
Firstar Oncore Premier	408,713	$9.312748	$3,806,249	1.4%	24.92%	1.89%
Firstar Oncore Xtra	197,781	$9.312748	$1,841,880	1.4%	24.92%	1.89%
Firstar Oncore Lite	72,131	$9.312748	$671,740	1.4%	24.92%	1.89%

	1,047,407		$11,210,791

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2006

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

First American Insurance Portfolios, Inc. (Class IB) (note 4): (continued)
Equity Income Subaccount (continued)
2002
Investar Vision & Top Spectrum	365,994	$11.196201	$4,097,744	1.4%	-18.48%	1.64%
Firstar Oncore Flex	13,676	$7.426072	$101,557	1.5%	-18.56%	1.47%
Firstar Oncore Value	57,292	$7.600579	$435,452	0.9%	-18.07%	1.95%
Firstar Oncore Premier	400,681	$7.454809	$2,987,002	1.4%	-18.48%	2.01%
Firstar Oncore Xtra	199,422	$7.454809	$1,486,652	1.4%	-18.48%	2.01%
Firstar Oncore Lite	41,568	$7.454809	$309,885	1.4%	-18.48%	2.01%

	1,078,633		$9,418,292

PIMCO Variable Insurance Trust — Administrative Shares:
Real Return Subaccount
2006
Top I	268	$10.037231	$2,685	1.1%	-0.38%	4.14%
Top Tradition	75,554	$12.457193	$941,185	1.1%	-0.38%	4.18%
Top Plus	73,608	$12.566552	$924,994	0.9%	-0.18%	4.35%
Investar Vision & Top Spectrum	7,567	$12.295258	$93,032	1.4%	-0.67%	4.20%
Top Explorer	122,592	$12.349018	$1,513,894	1.3%	-0.57%	4.40%
Oncore & Firstar Oncore Flex	31,833	$12.241908	$389,695	1.5%	-0.77%	4.09%
Oncore & Firstar Oncore Value	2,654,325	$12.566552	$33,355,708	0.9%	-0.18%	4.32%
Oncore & Firstar Oncore Premier	4,045,717	$12.295258	$49,743,160	1.4%	-0.67%	4.26%
Oncore & Firstar Oncore Xtra	3,363,850	$12.295258	$41,359,399	1.4%	-0.67%	4.26%
Oncore & Firstar Oncore Lite	4,989,096	$12.295258	$61,342,225	1.4%	-0.67%	4.26%
Oncore Ultra	12,426	$12.295258	$152,781	1.4%	-1.18%	4.26%	8/7/06

	15,376,836		$189,818,758

2005
Top Tradition	74,919	$12.504455	$936,817	1.1%	0.99%	2.79%
Top Plus	52,018	$12.589324	$654,871	0.9%	1.19%	2.74%
Investar Vision & Top Spectrum	7,103	$12.378441	$87,921	1.4%	0.69%	2.64%
Top Explorer	68,471	$12.420313	$850,426	1.3%	0.79%	2.70%
Oncore & Firstar Oncore Flex	41,815	$12.336855	$515,866	1.5%	0.59%	2.53%
Oncore & Firstar Oncore Value	1,679,093	$12.589324	$21,138,648	0.9%	1.19%	3.00%
Oncore & Firstar Oncore Premier	3,082,173	$12.378441	$38,152,497	1.4%	0.69%	2.90%
Oncore & Firstar Oncore Xtra	2,768,850	$12.378441	$34,274,050	1.4%	0.69%	2.90%
Oncore & Firstar Oncore Lite	3,648,614	$12.378441	$45,164,164	1.4%	0.69%	2.90%

	11,423,056		$141,775,260

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2006

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

PIMCO Variable Insurance Trust — Administrative Shares: (continued)
Real Return Subaccount (continued)
2004
Top Tradition	57,850	$12.381890	$716,297	1.1%	7.73%	0.95%
Top Plus	41,648	$12.441318	$518,155	0.9%	7.94%	0.95%
Investar Vision & Top Spectrum	6,996	$12.293387	$85,999	1.4%	7.41%	0.95%
Top Explorer	65,261	$12.322822	$804,197	1.3%	7.52%	1.01%
Oncore & Firstar Oncore Flex	50,207	$12.264135	$615,750	1.5%	7.30%	0.97%
Oncore & Firstar Oncore Value	561,294	$12.441318	$6,983,237	0.9%	7.94%	1.16%
Oncore & Firstar Oncore Premier	1,548,335	$12.293387	$19,034,280	1.4%	7.41%	1.06%
Oncore & Firstar Oncore Xtra	1,657,418	$12.293387	$20,375,283	1.4%	7.41%	1.06%
Oncore & Firstar Oncore Lite	1,317,123	$12.293387	$16,191,902	1.4%	7.41%	1.06%

	5,306,132		$65,325,100

2003
Top Tradition	60,928	$11.493370	$700,273	1.1%	7.67%	2.71%
Top Plus	40,178	$11.525641	$463,080	0.9%	7.88%	2.23%
Investar Vision & Top Spectrum	5,612	$11.445189	$64,228	1.4%	7.35%	2.41%
Top Explorer	47,963	$11.461227	$549,719	1.3%	7.46%	2.61%
Oncore & Firstar Oncore Flex	48,829	$11.429238	$558,075	1.5%	7.25%	2.41%
Oncore & Firstar Oncore Value	174,108	$11.525641	$2,006,709	0.9%	7.88%	2.16%
Oncore & Firstar Oncore Premier	993,812	$11.445189	$11,374,353	1.4%	7.35%	2.34%
Oncore & Firstar Oncore Xtra	762,023	$11.445189	$8,721,501	1.4%	7.35%	2.34%
Oncore & Firstar Oncore Lite	463,243	$11.445189	$5,301,900	1.4%	7.35%	2.34%

	2,596,696		$29,739,838

2002
Top Tradition	33,034	$10.674607	$352,623	1.1%	6.75%	1.44%	8/1/02
Top Plus	6,412	$10.683401	$68,505	0.9%	6.83%	1.12%	8/1/02
Investar Vision	1,781	$10.661440	$18,990	1.4%	6.61%	0.93%	8/1/02
Top Explorer	23,722	$10.665826	$253,014	1.3%	6.66%	1.37%	8/1/02
Oncore & Firstar Oncore Flex	9,001	$10.657072	$95,929	1.5%	6.57%	1.18%	8/1/02
Oncore & Firstar Oncore Value	30,817	$10.683401	$329,229	0.9%	6.83%	1.36%	8/1/02
Oncore & Firstar Oncore Premier	543,705	$10.661440	$5,796,675	1.4%	6.61%	1.41%	8/1/02
Oncore & Firstar Oncore Xtra	338,497	$10.661440	$3,608,861	1.4%	6.61%	1.41%	8/1/02
Oncore & Firstar Oncore Lite	78,966	$10.661440	$841,896	1.4%	6.61%	1.41%	8/1/02

	1,065,935		$11,365,722

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2006

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

PIMCO Variable Insurance Trust — Administrative Shares: (continued)
Total Return Subaccount
2006
Top I	133	$10.424276	$1,388	1.1%	2.72%	4.29%
Top Tradition	59,001	$11.706171	$690,678	1.1%	2.72%	4.29%
Top Plus	40,019	$11.808941	$472,584	0.9%	2.93%	4.25%
Investar Vision & Top Spectrum	2,467	$11.554016	$28,503	1.4%	2.42%	4.04%
Top Explorer	52,289	$11.604508	$606,790	1.3%	2.52%	4.25%
Oncore & Firstar Oncore Flex	87,231	$11.503847	$1,003,487	1.5%	2.32%	5.06%
Oncore & Firstar Oncore Value	1,377,798	$11.808941	$16,270,338	0.9%	2.93%	4.57%
Oncore & Firstar Oncore Premier	3,345,505	$11.554016	$38,654,026	1.4%	2.42%	4.48%
Oncore & Firstar Oncore Xtra	2,879,631	$11.554016	$33,271,299	1.4%	2.42%	4.48%
Oncore & Firstar Oncore Lite	3,826,908	$11.554016	$44,216,152	1.4%	2.42%	4.48%
Oncore Ultra	272,486	$11.554016	$3,148,304	1.4%	2.16%	4.48%	8/7/06

	11,943,468		$138,363,549

2005
Top Tradition	47,776	$11.395691	$544,444	1.1%	1.34%	3.44%
Top Plus	41,173	$11.473039	$472,379	0.9%	1.54%	3.41%
Investar Vision & Top Spectrum	7,338	$11.280852	$82,773	1.4%	1.04%	3.65%
Top Explorer	50,501	$11.319001	$571,620	1.3%	1.14%	3.36%
Oncore & Firstar Oncore Flex	17,516	$11.242927	$196,931	1.5%	0.94%	3.31%
Oncore & Firstar Oncore Value	429,164	$11.473039	$4,923,818	0.9%	1.54%	3.52%
Oncore & Firstar Oncore Premier	1,678,924	$11.280852	$18,939,688	1.4%	1.04%	3.47%
Oncore & Firstar Oncore Xtra	1,413,795	$11.280852	$15,948,814	1.4%	1.04%	3.47%
Oncore & Firstar Oncore Lite	1,243,220	$11.280852	$14,024,590	1.4%	1.04%	3.47%

	4,929,407		$55,705,057

2004
Top Tradition	38,222	$11.244848	$429,797	1.1%	3.75%	1.88%
Top Plus	38,494	$11.298824	$434,937	0.9%	3.95%	1.89%
Investar Vision & Top Spectrum	2,058	$11.164475	$22,976	1.4%	3.44%	1.83%
Top Explorer	49,501	$11.191194	$553,977	1.3%	3.54%	1.85%
Oncore & Firstar Oncore Flex	20,424	$11.137894	$227,484	1.5%	3.34%	1.89%
Oncore & Firstar Oncore Value	275,893	$11.298824	$3,117,269	0.9%	3.95%	1.88%
Oncore & Firstar Oncore Premier	1,174,175	$11.164475	$13,109,046	1.4%	3.44%	1.90%
Oncore & Firstar Oncore Xtra	1,196,240	$11.164475	$13,355,390	1.4%	3.44%	1.90%
Oncore & Firstar Oncore Lite	885,944	$11.164475	$9,891,103	1.4%	3.44%	1.90%

	3,680,951		$41,141,979

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2006

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

PIMCO Variable Insurance Trust — Administrative Shares: (continued)
Total Return Subaccount (continued)
2003
Top Tradition	30,940	$10.838704	$335,348	1.1%	3.90%	2.75%
Top Plus	33,227	$10.869124	$361,153	0.9%	4.11%	2.64%
Investar Vision & Top Spectrum	2,505	$10.793274	$27,032	1.4%	3.59%	2.79%
Top Explorer	49,708	$10.808385	$537,265	1.3%	3.70%	2.69%
Oncore & Firstar Oncore Flex	17,528	$10.778221	$188,923	1.5%	3.49%	2.81%
Oncore & Firstar Oncore Value	203,238	$10.869124	$2,209,014	0.9%	4.11%	2.77%
Oncore & Firstar Oncore Premier	768,632	$10.793274	$8,296,065	1.4%	3.59%	2.75%
Oncore & Firstar Oncore Xtra	997,250	$10.793274	$10,763,590	1.4%	3.59%	2.75%
Oncore & Firstar Oncore Lite	518,535	$10.793274	$5,596,691	1.4%	3.59%	2.75%

	2,621,563		$28,315,081

2002
Top Tradition	12,084	$10.431677	$126,057	1.1%	4.32%	1.41%	8/1/02
Top Plus	10,820	$10.440268	$112,964	0.9%	4.40%	1.23%	8/1/02
Investar Vision	247	$10.418807	$2,575	1.4%	4.19%	1.05%	8/1/02
Top Explorer	28,667	$10.423086	$298,795	1.3%	4.23%	1.45%	8/1/02
Oncore Flex	8,040	$10.414532	$83,729	1.5%	4.15%	1.19%	8/1/02
Oncore & Firstar Oncore Value	61,436	$10.440268	$641,404	0.9%	4.40%	1.37%	8/1/02
Oncore & Firstar Oncore Premier	255,511	$10.418807	$2,662,134	1.4%	4.19%	1.41%	8/1/02
Oncore & Firstar Oncore Xtra	297,287	$10.418807	$3,097,374	1.4%	4.19%	1.41%	8/1/02
Oncore & Firstar Oncore Lite	83,119	$10.418807	$865,996	1.4%	4.19%	1.41%	8/1/02

	757,211		$7,891,028

Global Bond Subaccount
2006
Top Tradition	22,023	$12.658636	$278,778	1.1%	3.51%	3.28%
Top Plus	6,803	$12.769755	$86,872	0.9%	3.72%	3.56%
Investar Vision & Top Spectrum	1,342	$12.494102	$16,769	1.4%	3.21%	3.23%
Top Explorer	13,689	$12.548684	$171,785	1.3%	3.31%	3.27%
Oncore Flex	10,486	$12.439870	$130,440	1.5%	3.11%	3.46%
Oncore & Firstar Oncore Value	296,361	$12.769755	$3,784,462	0.9%	3.72%	3.31%
Oncore & Firstar Oncore Premier	319,339	$12.494102	$3,989,857	1.4%	3.21%	3.32%
Oncore & Firstar Oncore Xtra	396,960	$12.494102	$4,959,657	1.4%	3.21%	3.32%
Oncore & Firstar Oncore Lite	431,636	$12.494102	$5,392,906	1.4%	3.21%	3.32%
Oncore Ultra	5,156	$12.494102	$64,416	1.4%	0.59%	3.32%	8/7/06

	1,503,795		$18,875,942

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2006

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

PIMCO Variable Insurance Trust — Administrative Shares: (continued)
Global Bond Subaccount (continued)
2005
Top Tradition	17,154	$12.228882	$209,779	1.1%	-7.64%	2.51%
Top Plus	2,779	$12.311876	$34,216	0.9%	-7.45%	2.27%
Investar Vision & Top Spectrum	1,362	$12.105658	$16,485	1.4%	-7.91%	2.51%
Top Explorer	13,458	$12.146562	$163,466	1.3%	-7.82%	2.46%
Oncore Flex	4,754	$12.064953	$57,358	1.5%	-8.00%	2.51%
Oncore & Firstar Oncore Value	195,504	$12.311876	$2,407,016	0.9%	-7.45%	2.66%
Oncore & Firstar Oncore Premier	206,521	$12.105658	$2,500,074	1.4%	-7.91%	2.57%
Oncore & Firstar Oncore Xtra	327,971	$12.105658	$3,970,304	1.4%	-7.91%	2.57%
Oncore & Firstar Oncore Lite	232,808	$12.105658	$2,818,295	1.4%	-7.91%	2.57%

	1,002,311		$12,176,993

2004
Top Tradition	15,010	$13.239901	$198,736	1.1%	9.40%	1.83%
Top Plus	6,872	$13.303437	$91,416	0.9%	9.61%	1.84%
Investar Vision & Top Spectrum	1,030	$13.145307	$13,535	1.4%	9.07%	1.82%
Top Explorer	13,258	$13.176725	$174,700	1.3%	9.18%	1.86%
Oncore Flex	3,656	$13.113999	$47,946	1.5%	8.96%	1.84%
Oncore & Firstar Oncore Value	81,063	$13.303437	$1,078,420	0.9%	9.61%	1.88%
Oncore & Firstar Oncore Premier	133,027	$13.145307	$1,748,688	1.4%	9.07%	1.87%
Oncore & Firstar Oncore Xtra	218,689	$13.145307	$2,874,731	1.4%	9.07%	1.87%
Oncore & Firstar Oncore Lite	123,337	$13.145307	$1,621,300	1.4%	9.07%	1.87%

	595,942		$7,849,472

2003
Top Tradition	12,396	$12.102667	$150,024	1.1%	13.19%	1.87%
Top Plus	5,227	$12.136628	$63,443	0.9%	13.42%	1.94%
Top Spectrum	914	$12.051967	$11,021	1.4%	12.86%	2.53%
Top Explorer	8,281	$12.068818	$99,943	1.3%	12.97%	1.85%
Oncore & Firstar Oncore Flex	3,159	$12.035152	$38,017	1.5%	12.75%	2.16%
Oncore & Firstar Oncore Value	48,795	$12.136628	$592,211	0.9%	13.42%	2.06%
Oncore & Firstar Oncore Premier	96,298	$12.051967	$1,160,572	1.4%	12.86%	2.12%
Oncore & Firstar Oncore Xtra	140,630	$12.051967	$1,694,868	1.4%	12.86%	2.12%
Oncore & Firstar Oncore Lite	103,003	$12.051967	$1,241,383	1.4%	12.86%	2.12%

	418,703		$5,051,482

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2006

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

PIMCO Variable Insurance Trust — Administrative Shares: (continued)
Global Bond Subaccount (continued)
2002
Top Tradition	8,062	$10.691996	$86,203	1.1%	6.92%	0.94%	8/1/02
Top Plus	2,033	$10.700805	$21,759	0.9%	7.01%	0.61%	8/1/02
Top Explorer	6,465	$10.683196	$69,065	1.3%	6.83%	0.82%	8/1/02
Oncore Flex	730	$10.674433	$7,789	1.5%	6.74%	0.59%	8/1/02
Oncore & Firstar Oncore Value	5,341	$10.700805	$57,154	0.9%	7.01%	0.95%	8/1/02
Oncore Premier	12,893	$10.678814	$137,675	1.4%	6.79%	0.94%	8/1/02
Oncore & Firstar Oncore Xtra	17,584	$10.678814	$187,775	1.4%	6.79%	0.94%	8/1/02
Oncore Lite	3,492	$10.678814	$37,292	1.4%	6.79%	0.94%	8/1/02

	56,600		$604,712

Calvert Variable Series, Inc. (note 4):
Social Equity Subaccount
2006
Top Tradition	16,038	$7.985040	$128,064	1.1%	8.86%	0.00%
Top Plus	6,275	$8.144605	$51,109	0.9%	9.08%	0.00%
Top Explorer	28,733	$8.357120	$240,122	1.3%	8.65%	0.00%

	51,046		$419,295

2005
Top Tradition	17,644	$7.335001	$129,422	1.1%	3.41%	0.05%
Top Plus	7,136	$7.466812	$53,284	0.9%	3.61%	0.05%
Top Explorer	34,010	$7.691931	$261,597	1.3%	3.21%	0.06%

	58,790		$444,303

2004
Top Tradition	18,932	$7.093183	$134,289	1.1%	5.99%	0.08%
Top Plus	7,858	$7.206401	$56,626	0.9%	6.20%	0.07%
Top Explorer	35,436	$7.452996	$264,105	1.3%	5.78%	0.07%

	62,226		$455,020

2003
Top Tradition	19,291	$6.692392	$129,106	1.1%	16.96%	0.02%	5/2/03
Top Plus	10,620	$6.785729	$72,066	0.9%	17.11%	0.02%	5/2/03
Top Explorer	40,997	$7.045823	$288,856	1.3%	16.80%	0.02%	5/2/03

	70,908		490,028

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2006

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Dreyfus Variable Investment Fund — Service Shares:
Appreciation Subaccount
2006
Top Tradition	3,747	$14.374427	$53,864	1.1%	14.95%	1.37%
Top Explorer	5,513	$14.270734	$78,673	1.3%	14.72%	1.02%
Oncore & Firstar Oncore Flex	2,185	$14.167917	$30,957	1.5%	14.49%	1.27%
Oncore & Firstar Oncore Value	60,389	$14.479107	$874,385	0.9%	15.17%	1.29%
Oncore & Firstar Oncore Premier	159,183	$14.219150	$2,263,443	1.4%	14.61%	1.27%
Oncore & Firstar Oncore Xtra	141,608	$14.219150	$2,013,540	1.4%	14.61%	1.27%
Oncore & Firstar Oncore Lite	257,849	$14.219150	$3,666,391	1.4%	14.61%	1.27%

	630,474		$8,981,253

2005
Top Tradition	3,560	$12.505328	$44,514	1.1%	2.99%	0.00%
Top Explorer	2,041	$12.439582	$25,386	1.3%	2.79%	0.00%
Oncore & Firstar Oncore Flex	1,913	$12.374283	$23,669	1.5%	2.58%	0.00%
Oncore & Firstar Oncore Value	49,666	$12.571534	$624,374	0.9%	3.19%	0.00%
Oncore & Firstar Oncore Premier	161,502	$12.406830	$2,003,726	1.4%	2.68%	0.00%
Oncore & Firstar Oncore Xtra	144,433	$12.406830	$1,791,960	1.4%	2.68%	0.00%
Oncore & Firstar Oncore Lite	192,509	$12.406830	$2,388,441	1.4%	2.68%	0.00%

	555,624		$6,902,070

2004
Top Tradition	2,964	$12.142541	$35,992	1.1%	3.65%	1.84%
Top Explorer	1,914	$12.102515	$23,164	1.3%	3.45%	2.07%
Oncore Flex	410	$12.062701	$4,942	1.5%	3.24%	1.78%
Oncore & Firstar Oncore Value	32,155	$12.182745	$391,736	0.9%	3.86%	1.54%
Oncore & Firstar Oncore Premier	137,799	$12.082562	$1,664,964	1.4%	3.35%	1.96%
Oncore & Firstar Oncore Xtra	111,546	$12.082562	$1,347,762	1.4%	3.35%	1.96%
Oncore & Firstar Oncore Lite	159,129	$12.082562	$1,922,688	1.4%	3.35%	1.96%

	445,917		$5,391,248

2003
Top Tradition	1,874	$11.714615	$21,957	1.1%	17.15%	6.38%	5/1/03
Top Explorer	554	$11.699161	$6,481	1.3%	16.99%	6.70%	5/1/03
Oncore Flex	74	$11.683757	$860	1.5%	16.84%	5.37%	5/1/03
Oncore & Firstar Oncore Value	14,079	$11.730095	$165,142	0.9%	17.30%	5.85%	5/1/03
Oncore & Firstar Oncore Premier	38,966	$11.691446	$455,579	1.4%	16.91%	5.42%	5/1/03
Oncore & Firstar Oncore Xtra	57,055	$11.691446	$667,056	1.4%	16.91%	5.42%	5/1/03
Oncore & Firstar Oncore Lite	33,538	$11.691446	$392,105	1.4%	16.91%	5.42%	5/1/03

	146,140		$1,709,180

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2006

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Royce Capital Fund:
Small-Cap Subaccount
2006
Top I	3,239	$11.798314	$38,212	1.1%	14.31%	0.06%
Top Tradition	123,896	$21.213200	$2,628,237	1.1%	14.31%	0.06%
Top Plus	27,390	$21.367645	$585,258	0.9%	14.54%	0.06%
Top Spectrum	898	$11.757964	$10,561	1.4%	13.98%	0.08%
Top Explorer	76,795	$21.060230	$1,617,315	1.3%	14.09%	0.06%
Oncore & Firstar Oncore Flex	30,082	$20.908560	$628,975	1.5%	13.86%	0.06%
Oncore & Firstar Oncore Value	741,796	$21.367645	$15,850,433	0.9%	14.54%	0.07%
Oncore & Firstar Oncore Premier	1,064,768	$20.984162	$22,343,264	1.4%	13.98%	0.07%
Oncore & Firstar Oncore Xtra	983,586	$20.984162	$20,639,737	1.4%	13.98%	0.07%
Oncore & Firstar Oncore Lite	1,382,513	$20.984162	$29,010,887	1.4%	13.98%	0.07%
Oncore Ultra	9,402	$20.984162	$197,283	1.4%	13.07%	0.07%	8/7/06

	4,444,365		$93,550,162

2005
Top I	1,535	$10.321008	$15,841	1.1%	3.21%	0.00%	11/02/05
Top Tradition	130,655	$18.557011	$2,424,561	1.1%	7.38%	0.00%
Top Plus	30,127	$18.655224	$562,024	0.9%	7.59%	0.00%
Top Spectrum	368	$10.316145	$3,798	1.4%	3.16%	0.00%	11/02/05
Top Explorer	65,936	$18.459522	$1,217,141	1.3%	7.17%	0.00%
Oncore & Firstar Oncore Flex	32,732	$18.362685	$601,054	1.5%	6.96%	0.00%
Oncore & Firstar Oncore Value	604,546	$18.655224	$11,277,949	0.9%	7.59%	0.00%
Oncore & Firstar Oncore Premier	897,864	$18.410976	$16,530,546	1.4%	7.07%	0.00%
Oncore & Firstar Oncore Xtra	764,812	$18.410976	$14,080,935	1.4%	7.07%	0.00%
Oncore & Firstar Oncore Lite	924,397	$18.410976	$17,019,052	1.4%	7.07%	0.00%

	3,452,972		$63,732,901

2004
Top Tradition	91,396	$17.281311	$1,579,438	1.1%	23.59%	0.00%
Top Plus	23,735	$17.338503	$411,535	0.9%	23.83%	0.00%
Top Explorer	44,551	$17.224399	$767,363	1.3%	23.34%	0.00%
Oncore & Firstar Oncore Flex	35,643	$17.167760	$611,917	1.5%	23.10%	0.00%
Oncore & Firstar Oncore Value	302,187	$17.338503	$5,239,468	0.9%	23.83%	0.00%
Oncore & Firstar Oncore Premier	555,026	$17.196019	$9,544,232	1.4%	23.22%	0.00%
Oncore & Firstar Oncore Xtra	509,022	$17.196019	$8,753,153	1.4%	23.22%	0.00%
Oncore & Firstar Oncore Lite	420,426	$17.196019	$7,229,659	1.4%	23.22%	0.00%

	1,981,986		$34,136,765

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2006

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Royce Capital Fund: (continued)
Small-Cap Subaccount (continued)
2003
Top Tradition	19,826	$13.982845	$277,225	1.1%	39.83%	0.00%	5/1/03
Top Plus	4,071	$14.001322	$57,003	0.9%	40.01%	0.00%	5/1/03
Top Explorer	7,363	$13.964419	$102,823	1.3%	39.64%	0.00%	5/1/03
Oncore Flex	13,595	$13.946057	$189,598	1.5%	39.46%	0.00%	5/1/03
Oncore & Firstar Oncore Value	136,253	$14.001322	$1,907,715	0.9%	40.01%	0.00%	5/1/03
Oncore & Firstar Oncore Premier	132,077	$13.955225	$1,843,151	1.4%	39.55%	0.00%	5/1/03
Oncore & Firstar Oncore Xtra	191,582	$13.955225	$2,673,571	1.4%	39.55%	0.00%	5/1/03
Oncore & Firstar Oncore Lite	142,177	$13.955225	$1,984,117	1.4%	39.55%	0.00%	5/1/03

	646,944		$9,035,203

Micro-Cap Subaccount
2006
Top I	2,625	$12.587521	$33,048	1.1%	19.76%	0.39%
Top Tradition	59,463	$21.901040	$1,302,310	1.1%	19.76%	0.19%
Top Plus	8,704	$22.060499	$192,014	0.9%	19.99%	0.17%
Top Explorer	36,097	$21.743096	$784,866	1.3%	19.52%	0.20%
Oncore & Firstar Oncore Flex	19,860	$21.586489	$428,698	1.5%	19.29%	0.15%
Oncore & Firstar Oncore Value	373,562	$22.060499	$8,240,967	0.9%	19.99%	0.21%
Oncore & Firstar Oncore Premier	572,889	$21.664558	$12,411,368	1.4%	19.40%	0.23%
Oncore & Firstar Oncore Xtra	553,103	$21.664558	$11,982,734	1.4%	19.40%	0.23%
Oncore & Firstar Oncore Lite	1,253,113	$21.664558	$27,148,131	1.4%	19.40%	0.23%
Oncore Ultra	19,747	$21.664558	$427,821	1.4%	10.80%	0.23%	8/7/06

	2,899,163		$62,951,957

2005
Top Tradition	52,354	$18.287958	$957,450	1.1%	10.40%	0.52%
Top Plus	9,689	$18.384755	$178,124	0.9%	10.62%	0.56%
Top Explorer	30,603	$18.191857	$556,724	1.3%	10.18%	0.56%
Oncore & Firstar Oncore Flex	25,177	$18.096399	$455,608	1.5%	9.97%	0.78%
Oncore & Firstar Oncore Value	251,572	$18.384755	$4,625,098	0.9%	10.62%	0.70%
Oncore & Firstar Oncore Premier	327,335	$18.144006	$5,939,168	1.4%	10.07%	0.68%
Oncore & Firstar Oncore Xtra	426,126	$18.144006	$7,731,642	1.4%	10.07%	0.68%
Oncore & Firstar Oncore Lite	597,291	$18.144006	$10,837,248	1.4%	10.07%	0.68%

	1,720,147		$31,281,062

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2006

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Royce Capital Fund: (continued)
Micro-Cap Subaccount (continued)
2004
Top Tradition	63,769	$16.565345	$1,056,349	1.1%	12.60%	0.00%
Top Plus	8,973	$16.620168	$149,125	0.9%	12.83%	0.00%
Top Explorer	32,698	$16.510766	$539,869	1.3%	12.38%	0.00%
Oncore & Firstar Oncore Flex	15,824	$16.456460	$260,399	1.5%	12.16%	0.00%
Oncore & Firstar Oncore Value	148,433	$16.620168	$2,466,982	0.9%	12.83%	0.00%
Oncore & Firstar Oncore Premier	210,692	$16.483556	$3,472,981	1.4%	12.27%	0.00%
Oncore & Firstar Oncore Xtra	378,186	$16.483556	$6,233,851	1.4%	12.27%	0.00%
Oncore & Firstar Oncore Lite	243,632	$16.483556	$4,015,917	1.4%	12.27%	0.00%

	1,102,207		$18,195,473

2003
Top Tradition	15,361	$14.711160	$225,980	1.1%	47.11%	0.00%	5/1/03
Top Plus	4,460	$14.730584	$65,704	0.9%	47.31%	0.00%	5/1/03
Top Explorer	5,226	$14.691774	$76,777	1.3%	46.92%	0.00%	5/1/03
Oncore Flex	10,269	$14.672453	$150,669	1.5%	46.72%	0.00%	5/1/03
Oncore & Firstar Oncore Value	47,410	$14.730584	$698,382	0.9%	47.31%	0.00%	5/1/03
Oncore & Firstar Oncore Premier	51,178	$14.682104	$751,396	1.4%	46.82%	0.00%	5/1/03
Oncore & Firstar Oncore Xtra	106,280	$14.682104	$1,560,410	1.4%	46.82%	0.00%	5/1/03
Oncore & Firstar Oncore Lite	54,230	$14.682104	$796,216	1.4%	46.82%	0.00%	5/1/03

	294,414		$4,325,534

Van Kampen Universal Institutional Funds — Class II:
Core Plus Fixed Income Subaccount
2006
Top Tradition	4,357	$12.500151	$54,464	1.1%	2.44%	3.57%
Top Plus	1,067	$12.591267	$13,437	0.9%	2.64%	3.32%
Investar Vision	986	$10.344389	$10,196	1.4%	2.13%	4.01%
Top Explorer	2,676	$12.409972	$33,212	1.3%	2.24%	3.94%
Oncore & Firstar Oncore Value	51,741	$12.591267	$651,487	0.9%	2.64%	4.07%
Oncore & Firstar Oncore Premier	81,421	$12.365096	$1,006,771	1.4%	2.13%	3.89%
Oncore & Firstar Oncore Xtra	128,553	$12.365096	$1,589,568	1.4%	2.13%	3.89%
Oncore Lite	73,184	$12.365096	$904,929	1.4%	2.13%	3.89%
Oncore Ultra	821	$12.365096	$10,153	1.4%	2.07%	3.89%	8/7/06

	344,806		$4,274,217

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2006

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Van Kampen Universal Institutional Funds — Class II: (continued)
Core Plus Fixed Income Subaccount (continued)
2005
Top Tradition	6,898	$12.202776	$84,174	1.1%	2.81%	3.49%
Top Plus	3,038	$12.267443	$37,267	0.9%	3.01%	1.37%
Investar Vision	986	$10.128183	$9,983	1.4%	1.28%	0.00%	11/02/05
Top Explorer	4,038	$12.138624	$49,018	1.3%	2.60%	3.73%
Oncore & Firstar Oncore Value	35,257	$12.267443	$432,508	0.9%	3.01%	3.25%
Oncore & Firstar Oncore Premier	61,454	$12.106652	$744,000	1.4%	2.50%	3.49%
Oncore & Firstar Oncore Xtra	132,078	$12.106652	$1,599,020	1.4%	2.50%	3.49%
Oncore & Firstar Oncore Lite	61,785	$12.106652	$748,024	1.4%	2.50%	3.49%

	305,534		$3,703,994

2004
Top Tradition	5	$11.869727	$55	1.1%	2.94%	0.00%
Top Explorer	1,705	$11.830601	$20,167	1.3%	2.73%	4.52%
Oncore & Firstar Oncore Value	12,926	$11.909070	$153,932	0.9%	3.14%	3.51%
Oncore & Firstar Oncore Premier	58,711	$11.811075	$693,451	1.4%	2.63%	3.39%
Oncore & Firstar Oncore Xtra	71,567	$11.811075	$845,284	1.4%	2.63%	3.39%
Oncore Lite	18,241	$11.811075	$215,445	1.4%	2.63%	3.39%

	163,155		$1,928,334

2003
Top Tradition	291	$11.531016	$3,353	1.1%	15.31%	0.00%	5/2/03
Oncore & Firstar Oncore Value	11,734	$11.546281	$135,480	0.9%	15.46%	0.00%	5/2/03
Oncore & Firstar Oncore Premier	14,011	$11.508186	$161,236	1.4%	15.08%	0.02%	5/2/03
Oncore & Firstar Oncore Xtra	64,107	$11.508186	$737,776	1.4%	15.08%	0.02%	5/2/03
Oncore Lite	5,926	$11.508186	$68,192	1.4%	15.08%	0.02%	5/2/03

	96,069		$1,106,037

U.S. Real Estate Subaccount
2006
Top Tradition	8,068	$27.096769	$218,614	1.1%	36.17%	0.97%
Top Plus	5,068	$27.294010	$138,333	0.9%	36.44%	0.96%
Top Explorer	14,472	$26.901401	$389,308	1.3%	35.91%	0.98%
Oncore Flex	799	$26.707676	$21,341	1.5%	35.64%	0.00%
Oncore & Firstar Oncore Value	626,867	$27.294010	$17,109,722	0.9%	36.44%	0.96%
Oncore & Firstar Oncore Premier	766,864	$26.804210	$20,555,160	1.4%	35.77%	0.96%
Oncore & Firstar Oncore Xtra	755,213	$26.804210	$20,242,890	1.4%	35.77%	0.96%
Oncore & Firstar Oncore Lite	1,224,978	$26.804210	$32,834,578	1.4%	35.77%	0.96%
Oncore Ultra	28,522	$26.804210	$764,522	1.4%	16.14%	0.96%	8/7/06

	3,430,851		$92,274,468

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2006

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Van Kampen Universal Institutional Funds — Class II: (continued)
U.S. Real Estate Subaccount (continued)
2005
Top Tradition	4,628	$19.898546	$92,085	1.1%	15.48%	0.64%
Top Plus	4,221	$20.003877	$84,429	0.9%	15.71%	1.24%
Top Explorer	9,851	$19.793975	$194,988	1.3%	15.26%	1.04%
Oncore & Firstar Oncore Value	372,174	$20.003877	$7,444,925	0.9%	15.71%	1.05%
Oncore & Firstar Oncore Premier	532,637	$19.741881	$10,515,249	1.4%	15.14%	1.09%
Oncore & Firstar Oncore Xtra	490,378	$19.741881	$9,680,977	1.4%	15.14%	1.09%
Oncore & Firstar Oncore Lite	662,709	$19.741881	$13,083,142	1.4%	15.14%	1.09%

	2,076,598		$41,095,795

2004
Top Tradition	1,413	$17.230535	$24,344	1.1%	34.59%	1.66%
Top Plus	5,695	$17.287564	$98,454	0.9%	34.85%	1.29%
Top Explorer	2,645	$17.173754	$45,422	1.3%	34.32%	0.40%
Oncore & Firstar Oncore Value	115,803	$17.287564	$2,001,959	0.9%	34.85%	1.42%
Oncore & Firstar Oncore Premier	220,338	$17.145445	$3,777,806	1.4%	34.19%	1.39%
Oncore & Firstar Oncore Xtra	249,859	$17.145445	$4,283,935	1.4%	34.19%	1.39%
Oncore & Firstar Oncore Lite	247,102	$17.145445	$4,236,673	1.4%	34.19%	1.39%

	842,855		$14,468,593

2003
Top Tradition	1,033	$12.802466	$13,229	1.1%	28.02%	0.00%	5/1/03
Top Plus	3,423	$12.819379	$43,885	0.9%	28.19%	0.00%	5/1/03
Top Explorer	9	$12.785578	$115	1.3%	27.86%	0.00%	5/1/03
Oncore & Firstar Oncore Value	14,316	$12.819379	$183,525	0.9%	28.19%	0.00%	5/1/03
Oncore & Firstar Oncore Premier	34,371	$12.777148	$439,141	1.4%	27.77%	0.00%	5/1/03
Oncore & Firstar Oncore Xtra	41,013	$12.777148	$524,033	1.4%	27.77%	0.00%	5/1/03
Oncore & Firstar Oncore Lite	54,294	$12.777148	$693,725	1.4%	27.77%	0.00%	5/1/03

	148,459		$1,897,653

International Growth Equity
2006
Top Tradition	116	$10.787192	$1,254	1.1%	7.87%	4.59%	5/1/06
Oncore Flex	983	$10.758967	$10,574	1.5%	7.59%	1.35%	5/1/06
Oncore Value	10,000	$10.801379	$108,015	0.9%	8.01%	0.65%	5/1/06
Oncore & Firstar Oncore Premier	6,018	$10.766000	$64,786	1.4%	7.66%	0.58%	5/1/06
Oncore Xtra	10,535	$10.766000	$113,421	1.4%	7.66%	0.58%	5/1/06
Oncore Lite	21,855	$10.766000	$235,292	1.4%	7.66%	0.58%	5/1/06
Oncore Ultra	2,623	$10.766000	$28,242	1.4%	14.48%	0.58%	8/7/06

	52,130		$561,584

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2006

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Van Kampen Universal Institutional Funds — Class II: (continued)
Equity Growth
2006
Oncore Value	6,956	$10.267489	$71,422	0.9%	2.67%	0.00%	5/1/06
Oncore Premier	12,160	$10.233870	$124,442	1.4%	2.34%	0.00%	5/1/06
Oncore Xtra	414	$10.233870	$4,239	1.4%	2.34%	0.00%	5/1/06
Oncore Lite	5,066	$10.233870	$51,843	1.4%	2.34%	0.00%	5/1/06
Oncore Ultra	1,709	$10.233870	$17,485	1.4%	11.92%	0.00%	8/7/06

	26,305		$269,431

Franklin Templeton Variable Insurance Products Trust — Class 2:
Franklin Income Securities Subaccount
2006
Top I	968	$11.767580	$11,391	1.1%	16.96%	1.89%
Top Tradition	49,185	$11.767580	$578,784	1.1%	16.96%	2.88%
Top Plus	18,135	$11.794551	$213,892	0.9%	17.19%	2.60%
Top Spectrum	3,555	$11.727343	$41,687	1.4%	16.61%	1.36%
Top Explorer	27,993	$11.740753	$328,663	1.3%	16.73%	3.68%
Oncore & Firstar Oncore Flex	21,487	$12.066941	$259,284	1.5%	16.50%	0.87%
Oncore & Firstar Oncore Value	717,912	$12.186297	$8,748,691	0.9%	17.19%	3.20%
Oncore & Firstar Oncore Premier	1,584,690	$12.086709	$19,153,692	1.4%	16.61%	3.30%
Oncore & Firstar Oncore Xtra	1,282,394	$12.086709	$15,499,919	1.4%	16.61%	3.30%
Oncore & Firstar Oncore Lite	2,106,856	$12.086709	$25,464,958	1.4%	16.61%	3.30%
Oncore Ultra	70,092	$12.086709	$847,176	1.4%	7.77%	3.30%	8/7/06

	5,883,267		$71,148,137

2005
Top Tradition	2,505	$10.061437	$25,204	1.1%	0.61%	0.00%	11/2/05
Top Plus	2,445	$10.064603	$24,607	0.9%	0.65%	0.00%	11/2/05
Top Spectrum	377	$10.056698	$3,794	1.4%	0.57%	0.00%	11/2/05
Top Explorer	4,697	$10.058278	$47,244	1.3%	0.58%	0.00%	11/2/05
Oncore Flex	1,564	$10.358086	$16,196	1.5%	3.58%	0.00%	5/2/05
Oncore & Firstar Oncore Value	234,702	$10.398884	$2,440,640	0.9%	3.99%	0.00%	5/2/05
Oncore & Firstar Oncore Premier	500,590	$10.364866	$5,188,551	1.4%	3.65%	0.56%	5/2/05
Oncore & Firstar Oncore Xtra	382,542	$10.364866	$3,964,996	1.4%	3.65%	0.56%	5/2/05
Oncore & Firstar Oncore Lite	590,461	$10.364866	$6,120,048	1.4%	3.65%	0.56%	5/2/05

	1,719,883		$17,831,280

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2006

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Franklin Templeton Variable Insurance Products Trust — Class 2: (continued)
Franklin Flex Cap Securities Subaccount
2006
Top Tradition	2,548	$10.805199	$27,529	1.1%	4.06%	0.01%
Top Plus	5,295	$10.829976	$57,349	0.9%	4.27%	0.01%
Top Explorer	1,520	$10.780541	$16,384	1.3%	3.86%	0.00%
Oncore Flex	1,171	$11.536024	$13,507	1.5%	3.65%	0.01%
Oncore & Firstar Oncore Value	50,505	$11.650134	$588,388	0.9%	4.27%	0.01%
Oncore & Firstar Oncore Premier	84,915	$11.554902	$981,191	1.4%	3.75%	0.01%
Oncore & Firstar Oncore Xtra	39,102	$11.554902	$451,815	1.4%	3.75%	0.01%
Oncore & Firstar Oncore Lite	217,024	$11.554902	$2,507,692	1.4%	3.75%	0.01%
Oncore Ultra	5,662	$11.554902	$65,423	1.4%	6.94%	0.01%	8/7/06

	407,742		$4,709,278

2005
Top Plus	2,714	$10.386719	$28,194	0.9%	3.87%	0.63%	11/2/05
Oncore Flex	1,001	$11.129509	$11,136	1.5%	11.30%	0.17%	5/2/05
Oncore & Firstar Oncore Value	14,594	$11.173307	$163,066	0.9%	11.73%	0.26%	5/2/05
Oncore & Firstar Oncore Premier	64,425	$11.136768	$717,488	1.4%	11.37%	0.26%	5/2/05
Oncore & Firstar Oncore Xtra	34,779	$11.136768	$387,328	1.4%	11.37%	0.26%	5/2/05
Oncore & Firstar Oncore Lite	81,614	$11.136768	$908,905	1.4%	11.37%	0.26%	5/2/05

	199,127		$2,216,117

Templeton Foreign Securities Subaccount
2006
Top Tradition	6,970	$12.537704	$87,390	1.1%	20.13%	0.73%
Top Plus	257	$12.566452	$3,225	0.9%	20.36%	0.00%
Investar Vision	1,016	$12.494851	$12,691	1.4%	19.77%	1.24%
Top Explorer	10,620	$12.509123	$132,848	1.3%	19.89%	0.14%
Oncore & Firstar Oncore Flex	19,602	$13.369620	$262,071	1.5%	19.66%	1.73%
Oncore & Firstar Oncore Value	510,176	$13.501825	$6,888,311	0.9%	20.36%	1.21%
Oncore & Firstar Oncore Premier	625,548	$13.391491	$8,377,024	1.4%	19.77%	1.09%
Oncore & Firstar Oncore Xtra	463,404	$13.391491	$6,205,675	1.4%	19.77%	1.09%
Oncore & Firstar Oncore Lite	1,576,553	$13.391491	$21,112,389	1.4%	19.77%	1.09%
Oncore Ultra	31,907	$13.391491	$427,287	1.4%	11.89%	1.09%	8/7/06

	3,246,053		$43,508,911

2005
Top Tradition	2	$10.437011	$17	1.1%	4.37%	0.00%	11/2/05
Investar Vision	1,070	$10.432105	$11,160	1.4%	4.32%	0.00%	11/2/05
Top Explorer	429	$10.433740	$4,479	1.3%	4.34%	0.00%	11/2/05
Oncore Flex	2,606	$11.173433	$29,116	1.5%	11.73%	0.00%	5/2/05
Oncore Value	141,246	$11.217421	$1,584,420	0.9%	12.17%	0.11%	5/2/05
Oncore & Firstar Oncore Premier	184,816	$11.180721	$2,066,380	1.4%	11.81%	0.25%	5/2/05
Oncore & Firstar Oncore Xtra	122,777	$11.180721	$1,372,739	1.4%	11.81%	0.25%	5/2/05
Oncore & Firstar Oncore Lite	368,740	$11.180721	$4,122,773	1.4%	11.81%	0.25%	5/2/05

	821,686		$9,191,084

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2006

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Neuberger Berman Advisers Management Trust — S Class:
AMT Regency Subaccount
2006
Top Plus	457	$10.207931	$4,665	0.9%	2.08%	0.00%	5/1/06
Top Explorer	1	$10.181172	$15	1.3%	1.81%	0.00%	5/1/06
Oncore & Firstar Oncore Flex	6,553	$10.167851	$66,634	1.5%	1.68%	0.46%	5/1/06
Oncore & Firstar Oncore Value	469,124	$10.207931	$4,788,789	0.9%	2.08%	0.82%	5/1/06
Oncore & Firstar Oncore Premier	524,423	$10.174497	$5,335,731	1.4%	1.74%	0.84%	5/1/06
Oncore & Firstar Oncore Xtra	370,643	$10.174497	$3,771,101	1.4%	1.74%	0.84%	5/1/06
Oncore & Firstar Oncore Lite	1,355,510	$10.174497	$13,791,634	1.4%	1.74%	0.84%	5/1/06
Oncore Ultra	125,964	$10.174497	$1,281,621	1.4%	10.46%	0.84%	8/7/06

	2,852,675		$29,040,190

*	This represents the annualized contract expense rate of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual fund portfolios and charges made directly to contract owner accounts through the redemption of units.

**	This represents the total return for the period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction of the total return presented. Investments with a date notation indicate the inception date of that investment in the Subaccount. The total return is calculated for the twelve month period indicated or from the inception date through the end of the period. In the first year of inception, the returns are based on the period from inception date to period end, and are not annualized.

***	Accumulation units are rounded to the nearest whole number.

****	The Investment Income Ratio represents the dividends for the periods indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets (by product). This ratio excludes those expenses, such as mortality and expense charges, that result in direct reductions to contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests. The investment income ratios for funds that were eligible for investment during only a portion of the year are annualized.

Ohio National Variable Account A

 Report of Independent Registered Public Accounting Firm

The Board of Directors of The Ohio National Life Insurance Company

  and Contract Owners of Ohio National Variable Account A:

We have audited the accompanying statements of assets and contract owners’ equity of Ohio National Variable Account A (comprised of the sub-accounts listed in note 1) (collectively, “the Accounts”) as of December 31, 2006, and the related statements of operations and changes in contract owners’ equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures include confirmation of securities owned as of December 31, 2006, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2006, and the results of their operations, changes in contract owners’ equity, and the financial highlights for each of the periods indicated herein, in conformity with U.S. generally accepted accounting principles.

KPMG LLP

Columbus, OH
February 19, 2007

Ohio National Variable Account A
Form N-4
Part C
Other Information

Item 24. Financial Statements and Exhibits
The following financial statements of the Registrant are included in Part B of this Registration Statement.
Report of Independent Registered Public Accounting Firm KPMG LLP dated February 19, 2007
Statements of Assets and Contract Owners’ Equity, December 31, 2006
Statements of Operations for the Period Ended December 31, 2006
Statements of Changes in Contract Owners’ Equity for the Periods Ended December 31, 2006 and 2005
Notes to Financial Statements, December 31, 2006
The following consolidated financial statements of the Depositor and its subsidiaries are also incorporated by reference in Part B of this Registration Statement.
Report of Independent Registered Public Accounting Firm KPMG LLP dated April 24, 2007
Consolidated Balance Sheets, December 31, 2006 and 2005
Consolidated Statements of Income for the Years Ended December 31, 2006, 2005, and 2004
Consolidated Statements of Changes in Stockholder’s Equity for the Years Ended December 31, 2006, 2005, and 2004
Consolidated Statements of Cash Flows for the Years Ended December 31, 2006, 2005 and 2004
Notes to Consolidated Financial Statements, December 31, 2006, 2005, and 2004
Financial Statement Schedules, December 31, 2006, 2005, and 2004
Consent of the following:
KPMG LLP
Exhibits:
(8)	Powers of Attorney for certain directors of Depositor.
All other relevant exhibits, which have previously been filed with the Commission and are incorporated herein by reference, are as follows:
(1)	Resolution of Board of Directors of the Depositor authorizing establishment of the Registrant was filed as Exhibit A(1) of the Registrant’s registration statement on Form S-6 on August 3, 1982 (File no. 2-78652).

(3	)(a)	Principal Underwriting Agreement for Variable Annuities between the Depositor and Ohio National Equities, Inc. was filed as Exhibit (3)(a) of the Registrant’s Form N-4 on December 30, 1997 (File no. 333-43515).

(3	)(b)	Registered Representative’s Sales Contract with Variable Annuity Supplement was filed as Exhibit (3)(b) of the Registrant’s Form N-4, Post-effective Amendment no. 9 on February 27, 1991 (File no. 2-91213).

(3	)(c)	Variable Annuity Sales Commission Schedule was filed as Exhibit A(3)(c) of the Registrant’s registration statement on Form S-6 on May 18, 1984 (File no. 2-91213).

(3	)(d)	Selling Agreement and commission schedule between Ohio National Equities, Inc. and other broker-dealers for the distribution of “ONcore” Variable Annuities was filed as Exhibit (3)(d) of the Registrant’s Form N-4, Pre-effective Amendment No. 2 on April 16, 1998.

(3	)(e)	Fund Participation Agreement between the Depositor and Janus Aspen Series was filed as Exhibit (3)(e) of the Registrant’s Form N-4, Pre-effective Amendment no. 1 on April 10, 1998 (File no. 333-43515).

(3	)(f)	Participation Agreement between the Depositor and Strong Variable Insurance Funds, Inc. was filed as Exhibit (3)(f) of the Registrant’s Form N-4, Pre-effective Amendment no. 1 on April 10, 1998 (File no. 333-43515).

(3	)(g)	Fund Participation Agreement between the Depositor and Prudential Funds were filed as Exhibit (3)(g) of the Registrant’s Post Effective Amendment No. 51 (File No. 333-43515) on April , 2006.

(3	)(h)	Fund Participation Agreement between the Depositor and Neuberger Berman Advisers Management Trust were filed as Exhibit (3)(h) of the Registrant’s Post Effective Amendment No. 51 (File No. 333-43515) on April , 2006.

(3	)(i)	Amendment to Fund Participation Agreement between the Depositor and The Universal Institutional Funds were filed as Exhibit (3)(i) of the Registrant’s Post Effective Amendment No. 51 (File No. 333-43515) on April , 2006.

(3	)(j)	Participation Agreement between The Ohio National Life Insurance Company, Ohio National Equities, Inc., Franklin Templeton Variable Insurance Products Trust and Franklin/Templeton Distributors, Inc. was filed as Exhibit 99(h)(4) of Post-Effective Amendment No. 3 of Ohio national Life Assurance Corporation’s registration statement on Form N-6 on April , 2006 (File No. 333-109900).

(3	)(k)	Amendment to Participation Agreement between The Ohio National Life Insurance Company, Ohio National Equities, Inc., Franklin Templeton Variable Insurance Products Trust and Franklin/Templeton Distributors, Inc. was filed as Exhibit 99(h)(5) of Post-Effective Amendment No. 3 of Ohio national Life Assurance Corporation’s registration statement on Form N-6 on April , 2006 (File No. 333-109900).

(3	)(l)	First Amendment to the Participation Agreement by and between Salomon Brothers Variable Series Funds Inc, The Ohio National Life Insurance Company and Ohio National Life Assurance Corporation was filed as Exhibit 99(h)(6) of Post-Effective Amendment No. 3 of Ohio national Life Assurance Corporation’s registration statement on Form N-6 on April , 2006 (File No. 333-109900).

(4)		Variable Deferred Annuity Contract, Form 00-VA-2, was filed as Exhibit (4) of the Registrant’s registration statement on Form N-4 on December 18, 2000 (File no. 333-52006).

(5	)(a)	Tax-Qualified Variable Annuity Application, Form V-4890-A, was filed as Exhibit (5)(a) of the Registrant’s registration statement on Form N-4, Post-effective Amendment no. 18 on April 25, 1996 (File No. 2-91213).

(6	)(a)	Articles of Incorporation of the Depositor were filed as Exhibit A(6)(a) of Ohio National Variable Interest Account registration statement on Form N-8B-2 on July 11, 1980 (File no. 811-3060).

(6	)(b)	Code of Regulations (by-laws) of the Depositor were filed as Exhibit A(6)(b) of Ohio National Variable Interest Account registration statement on Form N-8B-2 on July 11, 1980 (File no. 811-3060).

(8)		Powers of Attorney by certain Directors of the Depositor were filed as Exhibit (8) of the Registrant’s Form N-4, Pre-effective Amendment no. 1 on July 25, 2006 (File no. 333-134288).

Item 25. Directors and Officers of the Depositor

Name and Principal	Positions and Offices
Business Address	with Depositor

Trudy K. Backus*	Vice President, Administration Projects

Thomas A. Barefield*	Senior Vice President, Institutional Sales

Lee E. Bartels*	Vice President, Underwriting

Howard C. Becker*	Senior Vice President, Individual Insurance & Corporate Services

G. Timothy Biggs*	Vice President, Mortgages and Real Estate

Jeffrey A. Bley, Jr.*	Vice President, ONESCO Compliance

Richard J. Bodner*	Vice President, Insurance Services

Robert A. Bowen*	Senior Vice President, Information Systems

Jack E. Brown 50 E. Rivercenter Blvd. Covington, Kentucky 41011	Director

William R. Burleigh One West Fourth Street Suite 1100 Cincinnati, Ohio 45202	Director

Victoria B. Buyniski Gluckman 2343 Auburn Avenue Cincinnati, Ohio 45219	Director

Philip C. Byrde*	Vice President, Fixed Income Securities

Timothy C. Cardinal*	Vice President and Actuary, Financial Reporting

Christopher A. Carlson*	Senior Vice President, Chief Investment Officer

George E. Castrucci 8355 Old Stable Road Cincinnati, Ohio 45243	Director

Raymond R. Clark 201 East Fourth Street Cincinnati, Ohio 45202	Director

Thomas G. Cody 7 West Seventh Street Cincinnati, Ohio 45202	Director

Robert W. Conway*	Vice President, PGA Marketing, Eastern Division

H. Douglas Cooke, III*	Vice President, Institutional Sales, Ohio National Equities, Inc.

Richard J. Dowdle*	Vice President, Institutional Sales, Ohio National Equities, Inc.

Ronald J. Dolan*	Director and Executive Vice President and Chief Financial Officer

Anthony G. Esposito*	Vice President, Human Resources & Administration

Donald W. Flannery*	Information Technology Head

Dianne S. Hagenbuch*	Senior Vice President, Corporate Relations & Communications

Michael F. Haverkamp*	Senior Vice President and General Counsel

John W. Hayden 7000 Midland Boulevard Batavia, Ohio 45103	Director

Jed R. Martin*	Vice President, Private Placements

Name and Principal	Positions and Offices
Business Address	with Depositor

Therese S. McDonough*	Second Vice President, Counsel and Corporate Secretary

William J. McFadden*	Vice President, PGA Marketing, Western Division

James I. Miller, II*	Senior Vice President, Life Product Management

Stephen R. Murphy*	Vice President, Annuity Product Management

Edward P. Nolan*	Vice President, Stable Asset Management

David B. O’Maley*	Director, Chairman, President and Chief Executive Officer

Jeffrey K. Oehler*	Vice President, Information Systems

James F. Orr 201 East Fourth Street Cincinnati, Ohio 45202	Director

John J. Palmer*	Director and Vice Chairman

George B. Pearson, Jr.*	Senior Vice President, PGA Marketing

John R. Phillips 200 E. Randolph Drive 43rd Floor Chicago, IL 60601	Director

William C. Price*	Vice President and Assistant General Counsel

Arthur J. Roberts*	Senior Vice President, Controller and Treasurer

D. Gates Smith*	Director and Executive Vice President, Agency and Group Distribution

James C. Smith*	Senior Vice President, Internal Audit & Compliance

Edith F. Thompson*	Vice President, Individual Annuity Operations

Barbara A. Turner*	Senior Vice President, ONESCO

Paul J. Twilling*	Vice President, Information Systems

Dr. David S. Williams*	Vice President and Medical Director

*	The principal business address for these individuals is One Financial Way, Montgomery, Ohio 45242.

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant
The Registrant is a separate account of the Depositor. The Depositor is a wholly-owned subsidiary of Ohio National Financial Services, Inc., an Ohio intermediate holding company which is owned by Ohio National Mutual Holdings, Inc., an Ohio mutual holding company owned by the life insurance and annuity policyholders of the Depositor.
Ohio National Financial Services, Inc. owns the percentage of voting securities shown for the following entities which were organized under the laws of the jurisdictions listed:

Name (and Business)	Jurisdiction	% Owned
The Ohio National Life Insurance Company	Ohio	100%

OnFlight, Inc. (aviation)	Ohio	100%

ON Global Holdings, Inc. (holding company, foreign insurance)	Delaware	100%

Fiduciary Capital Management, Inc. (investment adviser)	Connecticut	80%

National Security Life and Annuity Company (insurance company)	New York	80.4%

Suffolk Capital Management LLC (investment adviser)	Delaware	81%

The Ohio National Life Insurance Company owns the percentage of voting securities shown for the following entities which were organized under the laws of the jurisdictions listed:

Ohio National Life Assurance Corporation	Ohio	100%

Ohio National Equities, Inc. (securities broker dealer)	Ohio	100%

Ohio National Investments, Inc. (investment adviser)	Ohio	100%

The O.N. Equity Sales Company (securities broker dealer)	Ohio	100%

Ohio National Fund, Inc. (registered investment company	Maryland	(more than) 90%

Dow Target Variable Fund LLC (registered investment company)	Ohio	100%

The O.N. Equity Sales Company owns the percentage of voting securities shown for the following entities which were organized under the laws of the jurisdictions listed:

O.N. Investment Management Company (investment adviser)	Ohio	100%

Ohio National Insurance Agency, Inc.	Indiana	100%

Ohio National Insurance Agency of Alabama, Inc.	Alabama	100%

Ohio National Insurance Agency of Massachusetts, Inc.	Massachusetts	100%

Ohio National Insurance Agency of North Carolina, Inc.	North Carolina	100%

Ohio National Insurance Agency, Inc.	Ohio	100%
ON Global Holdings, Inc. owns 100% of the voting securities of Ohio National Sudamerica S.A., an insurance holding company organized under the laws of Chile.
Ohio National Sudamerica S.A. owns 100% of the voting securities of Ohio National Seguros de Vida S.A., a life insurance company organized under the laws of Chile.

Item 27. Number of Contract Owners
As of (April 10, 2007), this series of the Registrant’s contracts were owned by 16,696 owners.
Item 28. Indemnification
The sixth article of the Depositor’s Articles of Incorporation, as amended, provides as follows:
Each former, present and future Director, Officer or Employee of the Corporation (and his heirs, executors or administrators), or any such person (and his heirs, executors or administrators) who serves at the Corporation’s request as a director, officer, partner, member or employee of another corporation, partnership or business organization or association of any type whatsoever shall be indemnified by the Corporation against reasonable expenses, including attorneys’ fees, judgments, fine and amounts paid in settlement actually and reasonably incurred by him in connection with the defense of any contemplated, pending or threatened action, suit or proceeding, civil, criminal, administrative or investigative, other than an action by or in the right of the corporation, to which he is or may be made a party by reason of being or having been such Director, Officer, or Employee of the Corporation or having served at the Corporation’s request as such director, officer, partner, member or employee of any other business organization or association, or in connection with any appeal therein, provided a determination is made by majority vote of a disinterested quorum of the Board of Directors (a) that such a person acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation, and (b) that, in any matter the subject of criminal action, suit or proceeding, such person had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent, shall not, of itself create a presumption that the person did not act in good faith in any manner which he reasonably believed to be in or not opposed to the best interests of the Corporation, and with respect to any criminal action or proceeding, he had reasonable cause to believe that his conduct was unlawful. Such right of indemnification shall not be deemed exclusive of any other rights to which such person may be entitled. The manner by which the right to indemnification shall be determined in the absence of a disinterested quorum of the Board of Directors shall be set forth in the Code of Regulations or in such other manner as permitted by law. Each former, present, and future Director, Officer or Employee of the Corporation (and his heirs, executors or administrators) who serves at the Corporation’s request as a director, officer, partner, member or employee of another corporation, partnership or business organization or association of any type whatsoever shall be indemnified by the Corporation against reasonable expenses, including attorneys’ fees, actually and reasonably incurred by him in connection with the defense or settlement of any contemplated, pending or threatened action, suit or proceeding, by or in the right of the Corporation to procure a judgment in its favor, to which he is or may be a party by reason of being or having been such Director, Officer or Employee of the Corporation or having served at the Corporation’s request as such director, officer, partner, member or employee of any other business organization or association, or in connection with any appeal therein, provided a determination is made by majority vote of a disinterested quorum of the Board of Directors (a) that such person was not, and has not been adjudicated to have been negligent or guilty of misconduct in the performance of his duty to the Corporation or to such other business organization or association, and (b) that such person acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation.

Such right of indemnification shall not be deemed exclusive of any other rights to which such person may be entitled. The manner by which the right of indemnification shall be determined in the absence of a disinterested quorum of the Board of Directors shall be as set forth in the Code of Regulations or in such other manner as permitted by law.
In addition, Article XII of the Depositor’s Code of Regulations states as follows:
If any director, officer or employee of the Corporation may be entitled to indemnification by reason of Article Sixth of the Amended Articles of Corporation, indemnification shall be made upon either (a) a determination in writing of the majority of disinterested directors present, at a meeting of the Board at which all disinterested directors present constitute a quorum, that the director, officer or employee in question was acting in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of this Corporation or of such other business organization or association in which he served at the Corporation’s request, and that, in any matter which is the subject of a criminal action, suit or proceeding, he had no reasonable cause to believe that his conduct was unlawful and in an action by or in the right of the Corporation to procure a judgment in its favor that such person was not and has not been adjudicated to have been negligent or guilty of misconduct in the performance of his duty to the Corporation or to such other business organization or association; or (b) if the number of all disinterested directors would not be sufficient at any time to constitute a quorum, or if the number of disinterested directors present at two consecutive meetings of the Board has not been sufficient to constitute a quorum, a determination to the same effect as set forth in the foregoing clause (a) shall be made in a written opinion by independent legal counsel other than an attorney, or a firm having association with it an attorney, who has been retained by or who has performed services for this Corporation, or any person to be indemnified within the past five years, or by the majority vote of the policyholders, or by the Court of Common Pleas or the court in which such action, suit or proceeding was brought. Prior to making any such determination, the Board of Directors shall first have received the written opinion of General Counsel that a number of directors sufficient to constitute a quorum, as named therein, are disinterested directors. Any director who is a party to or threatened with the action, suit or proceeding in question, or any related action, suit or proceeding, or has had or has an interest therein adverse to that of the Corporation, or who for any other reason has been or would be affected thereby, shall not be deemed a disinterested director and shall not be qualified to vote on the question of indemnification. Anything in this Article to the contrary notwithstanding, if a judicial or administrative body determines as part of the settlement of any action, suit or proceeding that the Corporation should indemnify a director, officer or employee for the amount of the settlement, the Corporation shall so indemnify such person in accordance with such determination. Expenses incurred with respect to any action, suit or proceeding which may qualify for indemnification may be advanced by the Corporation prior to final disposition thereof upon receipt of an undertaking by or on behalf of the director, officer or employee to repay such amount if it is ultimately determined hereunder that he is not entitled to indemnification or to the extent that the amount so advanced exceeds the indemnification to which he is ultimately determined to be entitled.
Item 29. Principal Underwriters
The principal underwriter of the Registrant’s securities is presently Ohio National Equities, Inc. (“ONEQ”). ONEQ is a wholly-owned subsidiary of the Depositor. ONEQ also serves as the principal underwriter of securities issued by Ohio National Variable Accounts B and D, other separate accounts of the Depositor which are registered as unit investment trusts; and Ohio National Variable Account R, a separate account of the Depositor’s subsidiary, Ohio National Life Assurance Corporation, which separate account is also registered as a unit investment trust. ONEQ also serves as the principal underwriter of securities issued by National Security Variable Accounts N and L, separate accounts of the Depositor’s affiliate, National Security Life and Annuity Company.

The directors and officers of ONEQ are:

Name	Position with ONEQ
David B. O’Maley	Chairman and Director
John J. Palmer	President and Director
Thomas A. Barefield	Senior Vice President
James I. Miller	Vice President and Director
Trudy K. Backus	Vice President and Director
Michael F. Haverkamp	Secretary and Director
Barbara A. Turner	Operations Vice President, Treasurer & Compliance Officer
The principal business address of each of the foregoing is One Financial Way, Montgomery, Ohio 45242.
During the last fiscal year, ONEQ received the following commissions and other compensation, directly or indirectly, from the Registrant:

Net Underwriting	Compensation
Discounts and on Redemption	Brokerage or
Commissions	Annuitization	Commissions	Compensation
$72,280,835	None	None	None
Item 30. Location of Accounts and Records
The books and records of the Registrant which are required under Section 31(a) of the 1940 Act and Rules thereunder are maintained in the possession of the following persons:

(1)	Journals and other records of original entry:

The Ohio National Life Insurance Company (“Depositor”)
One Financial Way
Montgomery, Ohio 45242

U.S. Bank, N.A. (“Custodian”)
425 Walnut Street
Cincinnati, Ohio 45202

(2)	General and auxiliary ledgers:

Depositor and Custodian

(3)	Securities records for portfolio securities:

Custodian

(4)	Corporate charter, by-laws and minute books:

Registrant has no such documents.

(5)	Records of brokerage orders:

Not applicable.

(6)	Records of other portfolio transactions:

Custodian

(7)	Records of options:

Not applicable

(8)	Records of trial balances:

Custodian

(9)	Quarterly records of allocation of brokerage orders and commissions:

Not applicable

(10)	Records identifying persons or group authorizing portfolio transactions:

Depositor

(11)	Files of advisory materials:

Not applicable

(12)	Other records

Custodian and Depositor
Item 31. Management Services
Not applicable.
Item 32. Undertakings and Representations
(a)	Pursuant to Section 26(f)(2)(A) of the Investment Company Act of 1940, as amended, the Registrant by its Depositor, The Ohio National Life Insurance Company, hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by The Ohio National Life Insurance Company.

(b) The Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure audited financial statements in this registration statement are never more than 16 months old for so long as payments under variable annuity contracts may be accepted.
(c) The Registration hereby undertakes to include either (1) as part of any application to purchase any contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.
(d) The Registration hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made under Form N-4 promptly upon written or oral request.
(e) Rule 484 Undertaking — Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer, or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by final adjudication of such issue.
(f) Undertaking to File Reports — Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned Registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.

Signatures
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the registrant, Ohio National Variable Account A certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) and has caused this post-effective amendment to the registration statement to be signed on its behalf in the City of Montgomery and the State of Ohio on this 27th day of April, 2007.

Ohio National Variable Account A
(Registrant)

By	THE OHIO NATIONAL LIFE INSURANCE COMPANY
(Depositor)

By	/s/ John J. Palmer
John J. Palmer, Vice Chairman

Attest:

/s/ Marc L. Collins
Marc L. Collins
Second Vice President and Counsel
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the depositor, The Ohio National Life Insurance Company, has caused this post-effective amendment to the registration statement to be signed on its behalf in the City of Montgomery and the State of Ohio on the 27th day of April, 2007.

THE OHIO NATIONAL LIFE INSURANCE COMPANY
(Depositor)

By	/s/ John J. Palmer
John J. Palmer, Vice Chairman

Attest:

/s/ Marc L. Collins Marc L. Collins
Second Vice President and Counsel

As required by the Securities Act of 1933, this post-effective amendment to the registration statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

*/s/ David B. O’Maley	Chairman, President, Chief Executive Officer	April 27, 2007
David B. O’Maley	and Director

*/s/ Jack E. Brown	Director	April 27, 2007
Jack E. Brown

*/s/ William R. Burleigh	Director	April 27, 2007
William R. Burleigh

*/s/ Victoria B. Buyniski Gluckman	Director	April 27, 2007
Victoria B. Buyniski Gluckman

*/s/ George E. Castrucci	Director	April 27, 2007
George E. Castrucci

*/s/ Raymond R. Clark Raymond R. Clark	Director	April 27, 2007

*/s/ Thomas G. Cody	Director	April 27, 2007
Thomas G. Cody

*/s/ Ronald J. Dolan	Director, Principal Financial and Accounting Officer	April 27, 2007
Ronald J. Dolan

*/s/ John W. Hayden	Director	April 27, 2007
John W. Hayden

*/s/ James F. Orr	Director	April 27, 2007
James F. Orr

/s/ John J. Palmer	Director	April 27, 2007
John J. Palmer

*/s/ John R. Phillips	Director	April 27, 2007
John R. Phillips

Signature	Title	Date

*/s/ D. Gates Smith	Director	April 27, 2007
D. Gates Smith

*By /s/ John J. Palmer
John J. Palmer, Attorney in Fact pursuant to Powers of Attorney, copies of which have previously been filed as exhibits to the Registrant’s registration statement.

Index of Consents and Exhibits

Page Number in
Exhibit		Sequential
Number	Description	Numbering System
Consent of KPMG LLP
Powers of Attorney

Consent of Independent Registered Public Accounting Firm
The Board of Directors of The Ohio National Life Insurance Company:
We consent to use of our reports for Ohio National Variable Account A dated February 19, 2007, and for The Ohio National Life Insurance Company and subsidiaries dated April 24, 2007, included herein and to the reference to our firm under the heading “Independent Registered Public Accounting Firm” in the Statement of Additional Information in post-effective amendment no. 16 to File No. 333-52006. The report of KPMG LLP covering the December 31, 2006 consolidated financial statements of The Ohio National Life Insurance Company and subsidiaries refers to the adoption of AICPA Statement of Position 03-1, Accounting and Reporting by Insurance Enterprises for Certain Non-Traditional Long-Duration Contracts and for Separate Accounts, in 2004.
/s/ KPMG LLP
Columbus, Ohio
April 27, 2007